UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-02354

BlackRock Provident Institutional Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-797-2460

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Annual Reports to Shareholder are attached herewith:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Provident

Institutional Funds

Annual Report

OCTOBER 31, 2003

100 Bellevue Parkway 4th Floor Wilmington, DE 19809 (302) 797-2000 www.brpif.com

December 4, 2003

Dear Shareholder:

We are pleased to present the Annual Report to Shareholders of BlackRock Provident Institutional Funds for the year ended October 31, 2003.

BlackRock Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

Ralph L. Schlosstein

Chairman & President

BlackRock Provident Institutional Funds

TempFund Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS—27.7%
Federal Farm Credit Bank Bonds—0.4%
1.35%	01/23/04	$98,000	$98,012,427

Federal Home Loan Bank Bonds—1.1%
5.38%	01/05/04	59,000	59,424,889
3.75%	02/13/04	24,685	24,855,611
5.50%	03/22/04	39,545	40,182,225
3.75%	04/15/04	39,745	40,180,780
4.88%	04/16/04	34,025	34,572,699
4.88%	05/14/04	12,185	12,410,607
3.38%	06/15/04	41,500	42,049,291

			253,676,102

Federal Home Loan Bank Discount Notes—0.1%
1.02%	12/15/03	24,296	24,265,711

Federal Home Loan Mortgage Corporation Bonds—4.0%
6.38%	11/15/03	5,300	5,310,285
3.25%	12/15/03	30,500	30,579,482
3.25%	01/15/04	29,760	29,889,244
5.00%	01/15/04	26,675	26,876,076
5.25%	02/15/04	45,000	45,505,520
5.00%	05/15/04	56,191	57,271,990
1.33%	08/06/04	85,000	85,006,415
4.50%	08/15/04	40,000	41,028,465
1.38%	11/15/04	210,000	210,000,000
1.43%	11/15/04	245,000	245,000,000
1.47%	11/29/04	200,000	200,000,000

			976,467,477

Federal Home Loan Mortgage Corporation Discount Notes—14.9%
1.03%	11/12/03	150,000	149,953,021
1.08%	11/13/03	370,000	369,866,800
1.03%	11/14/03	160,000	159,940,778
1.08%	11/20/03	99,498	99,441,286
1.03%	11/21/03	150,000	149,914,583
1.04%	11/24/03	300,000	299,800,667
1.05%	12/15/03	150,000	149,807,500
1.06%	12/18/03	90,583	90,457,643
1.06%	12/22/03	300,000	299,551,625
1.07%	12/22/03	100,000	99,848,417
1.04%	12/24/03	300,000	299,540,667
1.05%	12/24/03	35,000	34,945,896
1.06%	12/24/03	99,637	99,481,511
0.99%	12/31/03	133,533	133,312,670
1.01%	12/31/03	250,000	249,579,167
1.03%	12/31/03	194,969	194,635,928

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation Discount Notes (continued)
1.05%	12/31/03	$34,729	$34,668,514
1.05%	12/31/03	100,000	99,825,000
1.06%	12/31/03	50,000	49,911,667
1.07%	12/31/03	212,147	211,768,671
1.26%	02/26/04	59,000	58,758,395
1.01%	06/02/04	112,000	111,327,564
1.20%	09/09/04	156,530	154,896,870

			3,601,234,840

Federal National Mortgage Association Bonds—4.6%
3.13%	11/15/03	55,406	55,445,428
5.13%	02/13/04	401,415	405,706,102
5.63%	05/14/04	128,795	131,707,465
3.00%	06/15/04	181,240	183,221,232
1.20%	08/13/04	340,000	340,000,000

			1,116,080,227

Federal National Mortgage Association Discount Notes—2.6%
1.07%	11/19/03	200,000	199,893,000
1.04%	12/15/03	50,550	50,485,745
1.05%	12/24/03	25,000	24,961,354
1.06%	12/31/03	65,765	65,649,363
1.27%	02/06/04	145,774	145,275,170
1.19%	08/20/04	130,000	128,740,914

			615,005,546

TOTAL AGENCY OBLIGATIONS (Cost $6,684,742,330)			6,684,742,330

CERTIFICATES OF DEPOSIT—6.0%
Domestic Certificates of Deposit
Citibank N.A. (A-1+, P-1)
1.08%	11/20/03	20,000	20,000,000
1.08%	11/21/03	225,000	225,000,000
1.08%	11/24/03	100,000	100,000,000
1.07%	12/18/03	300,000	300,000,000
First Tennessee Bank N.A. (A-1, P-1)
1.07%	12/08/03	150,000	150,000,000
Marshall & Ilsley Federal Savings Bank (A-1, P-1)
1.06%	11/24/03	100,000	100,000,000
1.06%	12/18/03	185,000	185,000,000
Suntrust Bank (A-1+, P-1)
1.06%	11/25/03	200,000	200,000,000

See accompanying notes to financial statements.

TempFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

CERTIFICATES OF DEPOSIT (continued)
Domestic Certificates of Deposit (continued)
Wells Fargo Bank N.A. (A-1+, P-1)
1.06%	11/10/03	$160,000	$159,999,799

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,439,999,799)			1,439,999,799

COMMERCIAL PAPER—24.8%
Asset Backed Securities—21.2%
Amsterdam Funding Corp. (A-1, P-1)
1.05%	11/10/03	12,000	11,996,850
1.06%	11/10/03	55,490	55,475,295
1.06%	12/05/03	100,000	99,899,889
Blue Ridge Asset Funding Corp. (A-1, P-1)
1.05%	11/19/03	100,000	99,947,500
Corporate Receivables Corp. (A-1+, P-1)
1.06%	11/12/03	55,000	54,982,186
Crown Point Capital Co. (A-1, P-1)
1.06%	11/18/03	86,908	86,864,498
1.07%	11/18/03	120,232	120,171,249
CXC LLC (A-1+, P-1)
1.06%	12/09/03	48,000	47,946,293
Daimler Chrysler Revolving Auto Co. (A-1+, P-1)
1.06%	11/03/03	106,503	106,496,728
1.06%	12/02/03	114,229	114,124,734
Delaware Funding Corp. (A-1+, P-1)
1.05%	11/26/03	101,084	101,010,293
Edison Asset Securitization LLC (A-1+, P-1)
1.03%	11/07/03	48,207	48,198,725
1.08%	11/24/03	121,307	121,223,298
1.08%	01/06/04	226,129	225,681,265
1.08%	01/12/04	50,000	49,892,000
Fairway Finance Co. LLC (A-1, P-1)
1.06%	11/03/03	41,904	41,901,532
1.07%	12/01/03	119,213	119,106,702
1.07%	12/11/03	100,149	100,029,934
Falcon Asset Securitization Corp. (A-1, P-1)
1.06%	11/10/03	143,825	143,787,066
1.07%	12/15/03	200,000	199,738,445
Fcar Owner Trust Series I (A-1+, P-1)
1.06%	11/18/03	145,000	144,927,419
1.06%	12/10/03	200,000	199,770,333
Galaxy Funding Inc. (A-1+, P-1)
1.06%	11/13/03	75,000	74,973,500
1.06%	12/08/03	75,000	74,918,292
Giro U.S. Funding Corp. (A-1+, P-1)
1.10%	01/15/04	66,277	66,125,115

	Maturity	Par (000)	Value

COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
Grampian Funding LLC (A-1+, P-1)
1.05%	11/21/03	$150,000	$149,912,500
1.09%	01/07/04	207,000	206,580,078
Jupiter Securitization Corp. (A-1, P-1)
1.05%	11/21/03	134,115	134,036,766
Liberty Street Funding Corp. (A-1, P-1)
1.06%	11/18/03	32,000	31,983,982
1.07%	11/26/03	25,000	24,981,424
1.07%	12/23/03	100,000	99,845,445
1.06%	12/29/03	100,000	99,829,222
1.08%	01/12/04	20,000	19,956,800
Old Line Funding Corp. (A-1+, P-1)
1.05%	11/10/03	30,011	30,003,122
1.05%	11/14/03	24,421	24,411,740
Scaldis Capital LLC (A-1+, P-1)
1.05%	11/17/03	50,445	50,421,459
1.06%	11/19/03	30,636	30,619,763
1.08%	01/08/04	84,576	84,403,465
Sheffield Receivables Corp. (A-1+, P-1)
1.05%	11/14/03	100,000	99,962,083
1.07%	11/17/03	124,970	124,910,848
1.06%	11/19/03	37,220	37,200,273
1.06%	11/21/03	100,000	99,941,111
1.05%	11/24/03	91,430	91,368,666
1.07%	12/18/03	48,905	48,836,682
Silver Tower U.S. Funding LLC (A-1, P-1)
1.08%	11/05/03	171,000	170,979,480
1.08%	12/12/03	50,000	49,938,500
Thames Asset Global Securitization (A-1, P-1)
1.06%	11/10/03	24,430	24,423,526
1.06%	11/20/03	14,092	14,084,116
1.05%	11/24/03	57,827	57,788,208
1.07%	12/15/03	129,594	129,424,520
Ticonderoga Funding LLC (A-1+, P-1)
1.05%	11/21/03	149,299	149,211,909
1.05%	11/25/03	70,060	70,010,958
1.06%	12/05/03	200,233	200,032,545
1.06%	12/18/03	55,000	54,923,886
Variable Funding Capital Corp. (A-1, P-1)
1.05%	11/21/03	200,000	199,883,333

			5,119,095,551

Banks—1.6%
Bank One Illinois, N.A. (A-1, P-1)
1.07%	12/30/03	100,000	99,824,639
Toronto-Dominion Holdings (A-1, P-1)
1.04%	11/12/03	90,000	89,971,400
1.09%	12/18/03	200,000	199,715,389

			389,511,428

See accompanying notes to financial statements.

TempFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

COMMERCIAL PAPER (continued)
Finance Services—0.1%
ING Security Life Insurance (A-1+, P-1)
1.07%	12/09/03	$34,500	$34,461,034

Short Term Business Credit Institutions—1.9%
General Electric Capital Corp. (A-1+, P-1)
1.07%	12/17/03	100,000	99,863,278
1.08%	12/17/03	350,000	349,517,000

			449,380,278

TOTAL COMMERCIAL PAPER (Cost $5,992,448,291)			5,992,448,291

MASTER NOTES—2.7%
Security Brokers & Dealers
Merrill Lynch Mortgage Capital Inc. (A-1, P-1)(c)
1.15%	11/03/03	260,000	260,000,000
Morgan Stanley Mortgage Capital Master Notes (A-1, P-1)(c)
1.23%	11/03/03	405,000	405,000,000

TOTAL MASTER NOTES (Cost $665,000,000)			665,000,000

VARIABLE RATE OBLIGATIONS—29.0%
Banks—17.2%
Bank of New York Co. (A+, Aa3)
1.11%(b)	11/28/03	125,000	125,000,000
Bank One Illinois, N.A. (A-1, P-1)
1.04%(b)	11/03/03	140,000	139,996,414
Bank One, N.A. (A+, Aa2)
1.07%(b)	01/29/04	200,000	199,970,325
Chase Manhatten Bank (A-1+, P-1)
1.08%(b)	11/07/03	175,000	175,000,000
Citigroup, Inc. (AA-, Aa1)
1.35%(b)	11/10/03	111,275	111,385,537
Deutsche Bank Financial LLC (A+, Aa3)
1.06%(b)	11/03/03	420,000	420,000,000
First Union National Bank (A+, Aa2)
1.31%(b)	12/16/03	40,000	40,054,389
Hayes Brake Holdings RB Series 2003 DN (National City Bank LOC) (A-1, P-1)(c)
1.18%(b)	11/07/03	10,300	10,300,000
Lp Pinewood Spv (Wachovia Bank LOC) (A-1, P-1)(c)
1.12%(b)	11/07/03	50,000	50,000,000
National City Bank Cleveland (A+, Aa3)
1.07%(b)	11/24/03	230,000	229,999,279

	Maturity	Par (000)	Value
VARIABLE RATE OBLIGATIONS (continued)
Banks (continued)
National City Bank Indiana (A-1, P-1)
1.04%(b)	11/03/03	$460,000	$459,941,977
1.05%(b)	11/03/03	50,000	49,996,745
1.06%(b)	11/03/03	350,000	349,996,069
SMM Trust Series 2003G (A-1+, P-1)
1.14%(b)	12/03/03	338,000	338,000,000
SMM Trust Series 2002M (A-1+, P-1)
1.17%(b)	12/15/03	148,000	148,000,000

U.S. Bank, N.A. (A+, Aa2)
1.05%(b)	11/03/03	138,000	137,996,744
Wachovia Bank, N.A. (A-1, P-1)
1.05%(b)	11/03/03	297,000	297,000,000
1.32%(b)	12/03/03	75,000	75,102,266
Wells Fargo & Co. (A+, Aa1)
1.11%(b)	11/03/03	180,000	180,000,749
Wells Fargo Bank, N.A. (AA, Aaa)
1.04%(b)	11/03/03	282,000	282,000,000
1.04%(b)	11/03/03	330,000	330,000,000

			4,149,740,494

Federal Home Loan Bank Variable Rate Notes—3.3%
1.07%(b)	12/19/03	400,000	399,902,450
1.01%(b)	12/22/03	400,000	399,875,584

			799,778,034

Federal Home Loan Mortgage Corporation Variable Rate Notes—0.9%
1.11%(b)	01/07/04	220,000	220,000,000

Federal National Mortgage Association Variable Rate Notes—1.2%
1.05%(b)	11/18/03	295,000	294,905,148

Life Insurance—1.0%
ING Security Life Insurance (AA3, Aa)
1.14%(b)	11/10/03	150,000	150,000,000
Metlife Global Funding (AA, Aa2)
1.13%(b)	11/28/03	95,000	95,000,000

			245,000,000

Municipal Bonds—0.4%
California
California Housing Finance Agency RB (Taxable Home Meeting Project) Series 1998 DN (A-1+, VMIG-1)
1.11%(b)	11/07/03	36,500	36,500,000

See accompanying notes to financial statements.

TempFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

Municipal Bonds (continued)
New York
New York Housing Finance Agency RB (Victory Housing Project) Series 2000B DN (Keybank N.A. LOC) (VMIG-1)
1.11%(b)	11/07/03	$7,770	$7,770,000
Texas
Texas GO (Veterans Housing Assesment Project) Series 1999A-2 DN (A-1+, VMIG-1)
1.09%(b)	11/07/03	43,100	43,100,000

			87,370,000

Security Brokers & Dealers—2.5%
Merrill Lynch & Co., Inc. (A+, Aa3)
1.25%(b)	11/11/03	259,000	259,016,682
1.33%(b)	01/14/04	150,000	150,071,342
Morgan Stanley Dean Witter & Co. (A+, Aa3)
1.24%(b)	11/17/03	200,000	200,000,000

			609,088,024

Short Term Business Credit Institutions—2.5%
American Express Credit Corporation (A+, Aa3)
1.17%(b)	12/17/03	100,000	100,012,730
General Electric Capital Corp. (AAA, Aaa)
1.18%(b)	11/03/03	71,600	71,600,361
1.20%(b)	11/17/03	382,000	382,182,153
1.12%(b)	11/28/03	42,500	42,504,184

			596,299,428

TOTAL VARIABLE RATE OBLIGATIONS (Cost $7,002,181,128)			7,002,181,128

MEDIUM TERM NOTES—4.7%
Banks—0.5%
Citigroup, Inc. (AA-, Aa1)
5.70%	02/06/04	123,500	124,854,111

Security Brokers & Dealers—4.2%
Goldman Sachs Group PN (A-1, P-1)
1.13%	11/19/03	400,000	400,000,000
1.14%	12/29/03	300,000	300,000,000
1.18%	03/17/04	300,000	300,000,000

			1,000,000,000

TOTAL MEDIUM TERM NOTES (Cost $1,124,854,111)			1,124,854,111

	Maturity	Par (000)	Value

TIME DEPOSITS—3.5%
Keybank N.A.
1.05%	11/03/03	$400,000	$400,000,000
Marshall & Ilsley Bank
0.94%	11/03/03	440,000	440,000,000

TOTAL TIME DEPOSITS (Cost $840,000,000)			840,000,000

REPURCHASE AGREEMENTS—3.1%
J.P. Morgan Securities, Inc.
0.91%	11/03/03	200,000	200,000,000

(Agreement dated 10/31/03 to be repurchased at $200,015,167, collaterialized by $237,393,000 Federal Home Loan Bank Discount Notes, Federal Home Loan Mortgage Corporation Discount Notes, Federal National Mortgage Association Meduim Term Notes and Resolution Funding Corporation Strips and Strip Principals 0.00% to 9.38% due from 12/24/03 to 04/15/30. The market value is $206,004,268.)

Morgan Stanley & Co., Inc.
0.99%	11/03/03	292,000	292,000,000

(Agreement dated 10/31/03 to be repurchased at $292,024,090, collateralized by $276,178,125 Federal Home Loan Mortgage Corporation Notes, Federal National Mortgage Association Discount Notes and U.S. Treasury Bonds 0.00% to 8.13% due from 01/28/04 to 08/15/19. The market value is $303,274,287.)

Morgan Stanley & Co., Inc.
1.06%	11/03/03	250,000	250,000,000

(Agreement dated 10/31/03 to be repurchased at $250,022,083, collateralized by $258,449,880 Federal Home Loan Mortgage Corporation Notes, Federal National Mortgage Association Discount Notes and U.S. Treasury Bonds 0.00% to 8.13% due from 01/28/04 to 08/15/09. The market value is $259,652,643.)

TOTAL REPURCHASE AGREEMENTS

(Cost $742,000,000)			742,000,000

See accompanying notes to financial statements.

TempFund Portfolio

Statement of Net Assets (Concluded)

		Value
TOTAL INVESTMENTS
(Cost $24,491,225,659(a))	101.5%	$24,491,225,659
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.5)%	(362,420,255)

NET ASSETS (Equivalent to $1.00 per share based on 20,081,456,321 Institutional Shares, 3,818,112,904 Dollar Shares, 147,693,390 Cash Management Shares, 6,622,508 Cash Reserve Shares, 329,672 Administration Shares and 75,070,707 Bear Stearns Shares outstanding)	100.0%	$24,128,805,404

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($24,128,805,404 ÷ 24,129,285,502)		$1.00

(a)	Cost for federal income tax purposes is $24,491,245,855.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
(c)	Ratings reflect those of guarantor

TempFund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$12,792,665,000	52.2%
31-60 Days	6,066,389,000	24.8
61-90 Days	2,478,560,000	10.1
91-120 Days	799,374,000	3.3
121-150 Days	339,545,000	1.4
Over 150 Days	2,012,211,000	8.2

Average Weighted Maturity—55 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

TempCash Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS—21.6%
Federal Home Loan Bank Bonds—1.9%
3.13%	11/14/03	$26,800	$26,817,747
5.38%	01/05/04	50,000	50,360,351
4.88%	04/16/04	50,000	50,804,847
3.38%	06/15/04	100,000	101,328,827

			229,311,772

Federal Home Loan Mortgage Corporation Bonds—4.6%
3.25%	01/15/04	50,000	50,198,899
5.25%	02/15/04	50,000	50,560,167
1.38%	11/15/04	210,000	210,000,000
1.47%	11/29/04	221,000	221,000,000

			531,759,066

Federal Home Loan Mortgage Corporation Discount Notes—8.7%
1.07%	11/06/03	119,950	119,932,174
1.07%	11/17/03	18,500	18,491,202
1.07%	11/21/03	148,000	147,912,022
1.04%	12/22/03	125,000	124,815,833
1.07%	12/22/03	44,800	44,732,091
1.09%	12/29/03	100,000	99,824,389
1.03%	12/30/03	48,600	48,518,359
1.03%	12/31/03	36,000	35,938,500
1.06%	12/31/03	50,000	49,911,667
1.07%	12/31/03	206,118	205,750,423
1.22%	03/25/04	111,786	111,236,696
1.32%	05/15/04	2,600	2,581,345

			1,009,644,701

Federal National Mortgage Association Bonds—4.5%
3.13%	11/15/03	20,000	20,015,095
5.63%	05/14/04	51,787	52,954,989
1.25%	07/07/04	200,000	200,000,000
1.20%	08/13/04	250,000	250,000,000

			522,970,084

Federal National Mortgage Association Discount Notes—1.9%
1.07%	11/05/03	90,000	89,989,350
1.07%	11/19/03	130,000	129,930,450

			219,919,800

TOTAL AGENCY OBLIGATIONS (Cost $2,513,605,423)			2,513,605,423

CERTIFICATES OF DEPOSIT—13.4%
Domestic Certificates of Deposit—6.1%
Citibank N.A. (A-1+, P-1)
1.08%	11/04/03	80,000	80,000,000
1.07%	11/20/03	80,000	80,000,000

	Maturity	Par (000)	Value

CERTIFICATES OF DEPOSIT (continued)
Domestic Certificates of Deposit (continued)
United States Trust Company of New York (A-1, P-1)
1.16%	12/29/03	$100,000	$100,000,000
Washington Mutual Bank ( P-1, F-1)
1.11%	11/21/03	125,000	125,000,000
1.10%	12/17/03	175,000	175,000,000
1.13%	01/15/04	145,000	145,000,000
1.13%	01/16/04	2,000	2,000,000

			707,000,000

Eurodollar Certificates of Deposit—2.1%
Barclays Bank PLC (A-1+, P-1)
1.37%	08/05/04	100,000	99,973,351
Depfa Bank PLC (A-1+, P-1)
1.09%	12/16/03	150,000	150,000,000

			249,973,351

Yankee Dollar Certificates of Deposit—5.2%
Fortis Bank (A-1+, P-1)
1.39%	09/03/04	50,000	50,051,722
Natexis Banques Populaires (A-1, P-1)
1.08%	12/11/03	179,000	179,000,991
Svenska Handelsbanken (A-1, P-1)
1.28%	05/04/04	100,000	99,994,933
Toronto Dominion Bank (A-1, P-1)
1.27%	04/13/04	115,000	114,997,416
UBS AG Stamford Yankee (A-1+, P-1)
1.39%	08/05/04	160,000	159,987,752

			604,032,814

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,561,006,165)			1,561,006,165

COMMERCIAL PAPER—20.4%
Asset Backed Securities—11.3%
Crown Point Capital Co. (A-1, P-1)
1.08%	11/06/03	50,087	50,079,487
Dakota Notes Program (A-1, P-1)
1.06%	12/04/03	100,000	99,902,833
Dorada Finance, Inc. (A-1+, P-1)
1.08%	11/25/03	25,000	24,982,000
Edison Asset Securitzation LLC (A-1+, P-1)
1.08%	01/12/04	83,316	83,136,037
1.09%	01/12/04	31,792	31,722,693
Galaxy Funding, Inc. (A-1+, P-1)
1.06%	11/24/03	30,000	29,979,683
Giro Funding U.S. Corp. (A-1+, P-1)
1.06%	11/13/03	42,742	42,726,898
1.07%	12/10/03	80,228	80,135,002

See accompanying notes to financial statements.

TempCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
Giro Funding U.S. Corp. (continued)
1.09%	11/03/03	$13,300	$13,299,195
1.08%	11/10/03	28,500	28,492,305
1.09%	11/17/03	22,700	22,689,003
Moat Funding LLC (A-1+, P-1)
1.08%	11/21/03	19,000	18,988,600
1.07%	12/08/03	50,000	49,945,014
1.07%	12/09/03	50,000	49,943,528
1.07%	12/10/03	50,000	49,942,042
Mortgage Interest Networking Trust (A-1, P-1)
1.05%	11/19/03	74,000	73,961,150
Ness LLC (A-1, P-1)
1.09%	11/10/03	12,204	12,200,674
1.08%	11/17/03	50,381	50,356,817
1.08%	11/24/03	26,089	26,070,999
1.08%	12/05/03	16,010	15,993,670
Old Line Funding Corp. (A-1+, P-1)
1.05%	11/26/03	129,502	129,407,571
Silver Tower U.S. Funding LLC (A-1, P-1)
1.12%	01/06/04	100,000	99,794,667
1.13%	01/08/04	73,000	72,844,186
Tulip Funding Corp. (A-1+, P-1)
1.06%	12/01/03	61,199	61,148,545
1.06%	12/02/03	89,271	89,197,401

			1,306,940,000

Banks—5.5%
Depfa Bank Europe PLC (A-1+, P-1)
1.08%	12/10/03	50,000	49,941,771
1.09%	01/12/04	38,300	38,216,506
1.09%	01/15/04	69,600	69,441,950
HBOS Treasury Services PLC (A-1+, P-1)
1.08%	11/19/03	167,972	167,881,715
1.07%	12/11/03	111,600	111,467,320
1.07%	12/12/03	100,000	99,878,139
Nordea Bank Finland (A-1, P-1)
1.08%	11/19/03	54,000	53,970,840
1.07%	11/20/03	50,000	49,971,764

			640,770,005

Canned, Frozen, Preserved Fruit—0.4%
Sara Lee Corporation (A-1, F1)
1.08%	11/20/03	50,000	49,971,500

Finance Services—0.5%
ING (U.S.) Funding LLC (A-1+, P-1)
1.05%	12/03/03	3,500	3,496,733

	Maturity	Par (000)	Value
COMMERCIAL PAPER (continued)
Finance Services (continued)
Natexis Banques Populaires (A-1, P-1)
1.08%	12/12/03	$50,000	$49,938,785

			53,435,518

Short Term Business Credit Institutions—2.7%
General Electric Capital Corp. (A-1+, P-1)
1.08%	12/09/03	75,000	74,914,500
1.08%	12/15/03	200,000	199,736,000
1.07%	12/17/03	45,000	44,938,475

			319,588,975

TOTAL COMMERCIAL PAPER (Cost $2,370,705,998)			2,370,705,998

MASTER NOTES—3.1%
Security Brokers & Dealers
Merrill Lynch Mortgage Capital Inc. (A-1, P-1)(c)
1.15%	11/03/03	165,000	165,000,000
Morgan Stanley Mortgage Capital (A-1, P-1)(c)
1.23%	11/03/03	200,000	200,000,000

TOTAL MASTER NOTES (Cost $365,000,000)			365,000,000

TIME DEPOSITS—6.0%
KeyBank, N.A. (A-1, P-1)
1.05%	11/03/03	400,000	400,000,000
Marshall & Ilsley Bank (A-1, P-1)
1.00%	11/03/03	293,000	293,000,000

TOTAL TIME DEPOSITS (Cost $693,000,000)			693,000,000

VARIABLE RATE OBLIGATIONS—28.4%
Banks—14.8%
American Express Centurion Bank (A-1, P-1)
1.11%(b)	11/13/03	50,000	50,000,000
BNP Paribas New York (A-1+, P-1)
1.03%(b)	11/03/03	250,000	249,968,466
Canadian Imperial Bank of Commerce (A-1, P-1)
1.06%(b)	11/03/03	100,000	99,997,318
Daybreak Operations LLC Series 2002 (U.S. Bank LOC) (A-1, P-1)(c)
1.15%(b)	11/07/03	100	100,000
Deutsche Bank Financial LLC (A-1+, P-1)
1.06%(b)	11/03/03	150,000	150,000,000

See accompanying notes to financial statements.

TempCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

VARIABLE RATE OBLIGATIONS (continued)
Banks (continued)
HBOS Treasury Services PLC (A-1+, P-1)
1.13%(b)	12/05/03	$150,000	$150,000,000
National City Bank (Indiana) (A-1, P-1)
1.04%(b)	11/03/03	420,000	419,947,022
1.05%(b)	11/03/03	50,000	49,996,745
Nordea Bank Finland (A-1, P-1)
1.06%(b)	11/03/03	300,000	299,996,485
Toronto Dominion Bank (A-1, P-1)
1.05%(b)	11/03/03	50,000	49,988,659
Wells Fargo Bank, N.A. (A-1+, P-1)
1.04%(b)	11/03/03	200,000	200,000,000

			1,719,994,695

Federal Home Loan Bank Variable Rate Notes—1.3%
1.01%(b)	12/22/03	150,000	149,953,344

Federal Home Loan Mortgage Corporation Variable Rate Notes—0.9%
1.11%(b)	01/07/04	100,000	100,000,000

Federal National Mortgage Association Variable Rate Notes—0.8%
1.05%(b)	11/18/03	100,000	99,967,847

Life Insurance—5.9%
Allstate Life Global Funding II (AA, Aa2)
1.14%(b)	12/16/03	100,000	100,000,000
Allstate Life Insurance Co. (A-1+, P-1)
1.26%(b)	11/03/03	50,000	50,000,000
John Hancock Global Funding II (AA, Aa3)
1.24%(b)	12/15/03	45,000	45,051,673
1.29%(b)	12/29/03	49,500	49,577,569
Metlife Global Funding (A-1+, P-1)
1.13%(b)	11/28/03	40,000	40,000,000
Monumental Life Insurance Co. (A-1+, P-1)
1.27%(b)	12/01/03	200,000	200,000,000
New York Life Insurance Co. (A-1+, P-1)
1.23% (b)	12/15/03	200,000	200,000,000

			684,629,242

Municipal Bonds—0.2%
New York

New York State Housing Finance Agency RB (Worth Street Housing Project) Series 2001B DN (Bayerische Hypo-Und Vereinsbank LOC) (VMIG-1)
1.27%(b)	11/07/03	21,900	21,900,000

	Maturity	Par (000)	Value

VARIABLE RATE OBLIGATIONS (continued)
Security Brokers & Dealers—3.0%
Bear Stearns Companies, Inc. (A-1, P-1)
1.12%(b)	12/05/03	$43,000	$43,000,000
Lehman Brothers Holdings Inc. (A-1, P-1)
1.07%(b)	11/03/03	108,000	108,000,000
Merrill Lynch & Co., Inc. (A-1, P-1)
1.25%(b)	11/11/03	200,000	200,000,000

			351,000,000

Short Term Business Credit Institutions—1.5%
General Electric Capital Corp. (A-1+, P-1)
1.20%(b)	11/10/03	100,000	100,000,000
1.20%(b)	11/17/03	75,000	75,000,000

			175,000,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $3,302,445,128)			3,302,445,128

MEDIUM TERM NOTES—5.0%
Banks—0.6%
Citigroup, Inc. (A-1+, P-1)
5.70%	02/06/04	70,000	70,767,512

Security Brokers & Dealers—4.4%
Goldman Sachs Group PN (A-1, P-1)
1.14%	11/20/03	250,500	250,500,000
1.17%	03/31/04	255,000	255,000,000

			505,500,000

TOTAL MEDIUM TERM NOTES (Cost $576,267,512)			576,267,512

REPURCHASE AGREEMENTS—5.2%
Goldman Sachs & Co.
1.00%	11/03/03	135,700	135,700,000

(Agreement dated 10/31/2003 to be repurchased at $135,711,308, collateralized by $135,700,229 U.S. Treasury Strips and Strip Principals 0.00% due from 02/15/06 to 11/15/21. The market value is $138,414,234.)

Goldman Sachs & Co.
1.04%	11/03/03	76,600	76,600,000

(Agreement dated 10/31/03 to be repurchased at $76,606,826, collateralized by $81,725,988 Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes and Federal National Mortgage Association Bonds 5.50% to 6.00% due from 01/15/29 to 10/01/33. The market value is $78,898,000.)

See accompanying notes to financial statements.

TempCash Portfolio

Statement of Net Assets (Concluded)

	Maturity	Par (000)	Value

REPURCHASE AGREEMENTS (continued)
Goldman Sachs & Co.
1.08%	11/03/03	$210,000	$210,000,000

(Agreement dated 10/31/03 to be repurchased at $210,018,900, collateralized by $224,052,969 Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes and Federal National Mortgage Association Bonds 5.50% to 6.00% due from 01/15/29 to 10/01/33. The market value is $216,300,000.)

Morgan Stanley & Co., Inc.
0.99%	11/03/03	186,000	186,000,000

(Agreement dated 10/31/03 to be repurchased at $186,015,345, collateralized by $176,516,000 U.S. Treasury Bonds 5.50% to 6.13% due from 11/15/27 to 08/15/28. The market value is $189,720,046.)
TOTAL REPURCHASE AGREEMENTS

(Cost $608,300,000)			608,300,000

TOTAL INVESTMENTS
(Cost $11,990,330,226(a))	103.1%	11,990,330,226
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.1)%	(363,854,171)

NET ASSETS (Equivalent to $1.00 per share based on 11,193,259,078 Institutional Shares and 433,227,366 Dollar Shares outstanding)	100.0%	$11,626,476,055

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($11,626,476,055 ÷ 11,626,486,444)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
(c)	Ratings reflect those of guarantor

TempCash Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$5,865,527,000	48.9%
31-60 Days	2,991,708,000	25.0
61-90 Days	1,035,126,000	8.6
91-120 Days	120,000,000	1.0
121-150 Days	111,786,000	0.9
Over 150 Days	1,865,387,000	15.6

Average Weighted Maturity—67 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

FedFund Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS—75.3%
Federal Farm Credit Bank Variable Rate Notes—8.9%
1.00%(b)	11/03/03	$150,000	$149,971,436
1.00%(b)	11/05/03	33,000	32,996,717
1.06%(b)	01/30/04	48,000	47,997,622

			230,965,775

Federal Home Loan Bank Bonds—3.3%
5.38%	01/05/04	8,085	8,144,542
5.23%	02/09/04	2,000	2,021,684
3.27%	02/12/04	2,500	2,514,374
3.75%	02/13/04	2,000	2,014,304
5.25%	02/13/04	3,085	3,120,021
5.40%	02/24/04	1,340	1,357,461
5.62%	02/25/04	1,150	1,165,910
1.25%	04/15/04	4,200	4,199,467
3.75%	04/15/04	6,300	6,370,325
4.88%	04/16/04	33,445	33,989,673
3.38%	05/14/04	3,995	4,037,569
4.88%	05/14/04	9,000	9,175,292
7.13%	05/14/04	4,885	5,033,979
3.38%	06/15/04	1,495	1,517,101

			84,661,702

Federal Home Loan Bank Discount Notes—1.6%
1.04%	12/31/03	42,000	41,927,200

Federal Home Loan Bank Variable Rate Notes—19.0%
1.00%(b)	11/06/03	200,000	199,986,323
1.00%(b)	11/25/03	60,000	59,982,790
0.99%(b)	11/28/03	65,000	64,983,260
1.07%(b)	12/19/03	102,000	101,975,125
1.01%(b)	12/22/03	43,000	42,986,625
1.01%(b)	01/06/04	20,000	19,996,554

			489,910,677

Federal Home Loan Mortgage Corporation Bonds—6.3%
3.25%	12/15/03	42,868	42,973,648
3.25%	01/15/04	11,000	11,044,403
5.25%	02/15/04	4,000	4,046,182
6.72%	05/28/04	4,000	4,125,172
4.50%	08/15/04	10,000	10,257,116
1.38%	11/15/04	25,000	25,000,000
1.46%	11/17/04	25,000	25,000,000
1.47%	11/29/04	40,000	40,000,000

			162,446,521

Federal Home Loan Mortgage Corporation Discount Notes—10.1%
1.03%	11/12/03	50,000	49,984,340
1.04%	11/24/03	30,000	29,980,067

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation Discount Notes (continued)
1.08%	12/18/03	$25,000	$24,964,750
1.26%	12/19/03	47,000	46,921,353
1.05%	12/22/03	39,956	39,896,566
1.26%	02/26/04	40,000	39,836,200
1.27%	02/26/04	30,000	29,876,175

			261,459,451

Federal National Mortgage Association Bonds—2.9%
4.75%	11/14/03	13,500	13,515,031
3.13%	11/15/03	20,000	20,010,013
5.13%	02/13/04	5,375	5,432,788
3.63%	04/15/04	3,400	3,437,142
5.63%	05/14/04	1,000	1,024,639
3.00%	06/15/04	30,000	30,335,635

			73,755,248

Federal National Mortgage Association Discount Notes—3.7%
1.05%	12/31/03	50,000	49,912,500
1.32%	05/15/04	2,340	2,323,210
1.19%	08/20/04	20,000	19,806,294
1.33%	08/20/04	25,000	24,729,382

			96,771,386

Federal National Mortgage Association Variable Rate Notes—16.4%
1.00%(b)	11/01/03	150,000	149,879,885
1.05%(b)	11/18/03	100,000	99,973,409
0.99%(b)	11/20/03	25,000	24,997,669
1.07%(b)	12/23/03	100,000	99,979,011
1.06%(b)	01/28/04	50,000	49,968,479

			424,798,453

Student Loan Marketing Association Bonds—2.9%
4.75%	04/23/04	23,450	23,836,844
5.00%	06/30/04	50,000	51,263,373

			75,100,217

Student Loan Marketing Association Discount Notes—0.2%
0.94%	11/03/03	4,293	4,292,776

TOTAL AGENCY OBLIGATIONS (Cost $1,946,089,406)			1,946,089,406

See accompanying notes to financial statements.

FedFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

REPURCHASE AGREEMENTS—26.1%
Goldman Sachs & Co.
1.04%	11/03/03	$88,700	$88,700,000

(Agreement dated 10/31/03 to be repurchased at $88,707,687, collateralized by $150,717,746 Federal Home Loan Mortgage Adjustable Rate Mortgage Notes and Federal National Mortgage Association Bonds 3.25% to 5.50% due from 04/15/32 to 11/01/33. The market value is $91,361,000.)

Goldman Sachs & Co.
1.08%	11/03/03	250,000	250,000,000

(Agreement dated 10/31/03 to be repurchased at $250,022,500, collateralized by $424,796,351 Federal Home Loan Mortgage Adjustable Rate Mortgage Notes and Federal National Mortgage Association Bonds 3.25% to 5.50% due from 04/15/32 to 11/01/33. The market value is $257,500,000.)

Morgan Stanley & Co., Inc.
1.06%	11/03/03	200,000	200,000,000

(Agreement dated 10/31/03 to be repurchased at $200,017,667, collateralized by $204,315,000 Federal National Mortgage Association Medium Term Notes 1.20% to 6.80% due from 08/14/04 to 11/13/17. The market value is $206,420,758.)

PNC Bank, N.A.(d)
0.76%	11/03/03	34,600	34,600,000

(Agreement dated 10/31/03 to be repurchased at $34,602,191, collateralized by $74,000,000 Federal National Mortgage Association Bonds 2.92% due 08/15/07. The market value is $75,341,620.)

	Maturity	Par (000)	Value

REPURCHASE AGREEMENTS (continued)
UBS Securities LLC
1.04%	11/25/03(c)	$100,000	$100,000,000

(Agreement dated 10/31/03 to be repurchased at $100,072,222, collateralized by $139,585,000 Federal National Mortgage Association Strips 0.00% due from 09/01/33 to 10/01/33. The value is $103,002,374.)

TOTAL REPURCHASE AGREEMENTS

(Cost $673,300,000)			673,300,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $2,619,389,406(a))	101.4%	2,619,389,406
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.4%)	(37,328,462)

NET ASSETS (Equivalent to $1.00 per share based on 2,163,364,836 Institutional Shares, 397,316,181 Dollar Shares, 13,491,747 Cash Reserve Shares and 7,889,461 Bear Stearns Shares outstanding)	100.0%	$2,582,060,944

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($2,582,060,944 ÷ 2,582,062,225)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
(c)	Agreement has a puttable option where principal and interest can be recovered through demand in seven days.
(d)	Pursuant to an exemptive order FedFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC Financial Services Group, Inc.

See accompanying notes to financial statements.

FedFund Portfolio

Statement of Net Assets (Concluded)

FedFund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$1,174,093,000	44.9%
31-60 Days	400,000,000	15.3
61-90 Days	399,824,000	15.3
91-120 Days	181,085,000	6.9
121-150 Days	139,450,000	5.3
Over 150 Days	322,510,000	12.3

Average Weighted Maturity—57 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

T-Fund Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

U.S. TREASURY OBLIGATIONS—29.8%
U.S. Treasury Bills—4.8%
1.02%	12/04/03	$50,000	$49,953,479
0.98%	01/29/04	100,000	99,757,722

			149,711,201

U.S. Treasury Notes—25.0%
U.S. Treasury Notes
4.25%	11/15/03	120,000	120,112,439
3.63%	03/31/04	230,000	232,274,712
3.38%	04/30/04	65,000	65,670,693
3.25%	05/31/04	127,000	128,478,925
2.25%	07/31/04	50,000	50,422,836
2.13%	08/31/04	30,000	30,187,643
1.88%	09/30/04	40,000	40,251,843
5.88%	11/15/04	50,000	52,350,898
7.88%	11/15/04	50,000	53,394,196
U.S. Treasury Strip Notes
1.16%(c)	08/15/04	10,131	10,037,060

			783,181,245

TOTAL U.S. TREASURY OBLIGATIONS (Cost $932,892,446)			932,892,446

REPURCHASE AGREEMENTS—69.9%
Bear Stearns & Co. Inc.
0.99%	11/03/03	180,000	180,000,000

(Agreement dated 10/31/03 to be repurchased at $180,014,850, collateralized by $316,455,000 U.S. Treasury Strips 0.00% due from 05/15/14 to 02/15/16. The market value is $186,678,285.)
Deutsche Bank Securities Inc.
1.02%	11/03/03	500,000	500,000,000

(Agreement dated 10/31/03 to be repurchased at $500,042,500, collateralized by $505,452,000 U.S. Treasury Notes 2.00% to 7.25% due from 08/15/04 to 08/31/05. The market value is $510,001,036.)
Greenwich Capital Markets, Inc
1.00%	11/03/03	350,000	350,000,000

(Agreement dated 10/31/03 to be repurchased at $350,029,167, collateralized by $665,589,703 U.S. Treasury Strips and Strip Principals 0.00% to 10.63% due from 02/15/05 to 11/15/25. The market value is $357,000,015.)

	Maturity	Par (000)	Value

REPURCHASE AGREEMENTS (continued)
Goldman Sachs & Co.
1.00%	11/03/03	$44,300	$44,300,000

(Agreement dated 10/31/2003 to be repurchased at $44,303,692, collateralized by $45,332,000 U.S. Treasury Bills 0.00% due from 02/26/04 to 03/18/04. The market value is $45,186,103.)
Harris Nesbit Corp.
1.00%	11/03/03	180,000	180,000,000

(Agreement dated 10/31/03 to be repurchased at $180,015,000, collateralized by $144,762,000 U.S. Treasury Bonds and Notes 1.25% to 11.25% due from 05/31/04 to 02/15/21. The market value is $183,603,465.)

J.P. Morgan Securities, Inc.
1.00%	11/03/03	180,000	180,000,000

(Agreement dated 10/31/03 to be repurchased at $180,015,000, collateralized by $445,425,000 U.S. Treasury Strips and Strip Principals 0.00% to 8.00% due from 02/15/15 to 05/15/30. The market value is $183,601,803.)

Lehman Brothers Inc.
1.00%	11/03/03	180,000	180,000,000

(Agreement dated 10/31/03 to be repurchased at $180,015,000, collateralized by $167,750,000 U.S. Treasury Bonds and Notes 3.50% to 7.50% due from 02/15/05 to 05/15/30. The market value is $183,605,203.)

Merrill Lynch Government Securities Inc.
1.00%	11/03/03	180,000	180,000,000

(Agreement dated 10/31/03 to be repurchased at $180,015,000, collateralized by $133,675,000 U.S. Treasury Inflation Indexed Securities 3.63% due 04/15/28. The market value is $183,601,846.)

See accompanying notes to financial statements.

T-Fund Portfolio

Statement of Net Assets (Concluded)

	Maturity		Par (000)	Value

REPURCHASE AGREEMENTS (continued)
UBS Securities LLC
1.00%	11/03/03		$240,000	$240,000,000

(Agreement dated 10/31/03 to be repurchased at $240,020,000, collateralized by $667,794,000 U.S. Treasury Strips and Strip Principals 0.00% to 8.75% due from 05/15/17 to 11/15/27. The market value is $244,801,349.)

UBS Securities LLC
0.97%	12/18/03	(b)	150,000	150,000,000

(Agreement dated 09/19/03 to be repurchased at $150,363,750, collateralized by $382,223,000 U.S. Treasury Bills and Strip Principals 0.00% to 8.13% due from 04/15/04 to 11/15/26. The market value is $153,184,150.)

TOTAL REPURCHASE AGREEMENTS

(Cost $2,184,300,000)				2,184,300,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $3,117,192,446(a))	99.7%	3,117,192,446
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%	7,856,131

NET ASSETS (Equivalent to $1.00 per share based on 2,601,791,462 Institutional Shares, 449,481,673 Dollar Shares, 73,715,704 Cash Management Shares and 142,858 Administration Shares outstanding)	100.0%	$3,125,048,577

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($3,125,048,577 ÷ 3,125,131,697)		$1.00

(a)	Cost for federal income tax purposes is $3,117,218,191.
(b)	Agreement has a puttable option where principal and interest owed can be recovered through demand in seven days.
(c)	The rate shown is the effective yield on the zero coupon bonds.

T-Fund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$2,154,300,000	69.4%
31-60 Days	200,000,000	6.4
61-90 Days	100,000,000	3.2
Over 150 Days	652,131,000	21.0

Average Weighted Maturity—58 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

Federal Trust Fund Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS—98.8%
Federal Farm Credit Bank Bonds—6.2%
4.80%	11/06/03	$2,000	$2,000,993
6.40%	06/21/04	8,330	8,607,345
6.27%	08/04/04	1,526	1,582,358

			12,190,696

Federal Farm Credit Bank Discount Notes—0.9%
1.05%	11/21/03	1,250	1,249,271
1.06%	01/16/04	500	498,881
1.20%	02/27/04	45	44,823

			1,792,975

Federal Farm Credit Bank Variable Rate Notes—10.1%
1.00%(b)	11/07/03	10,000	9,998,702
1.00%(b)	11/24/03	10,000	9,997,567

			19,996,269

Federal Home Loan Bank Bonds—8.8%
3.13%	11/14/03	3,000	3,002,121
5.13%	12/01/03	1,000	1,003,258
3.18%	12/03/03	1,000	1,001,721
3.02%	12/10/03	1,000	1,001,983
3.25%	02/13/04	205	206,173
5.25%	02/13/04	6,955	7,036,012
5.50%	02/25/04	1,000	1,013,741
9.50%	02/25/04	100	102,506
5.68%	03/12/04	1,000	1,016,123
3.75%	04/15/04	1,000	1,011,163
4.88%	04/16/04	1,000	1,016,459

			17,411,260

Federal Home Loan Bank Discount Notes—8.1%
1.17%	11/03/03	200	199,987
1.05%	11/07/03	700	699,877
1.04%	11/26/03	10,000	9,992,778
1.18%	01/22/04	150	149,597
1.07%	01/23/04	5,000	4,987,665

			16,029,904

Federal Home Loan Bank Variable Rate Notes—10.1%
0.97%(b)	12/12/03	10,000	9,999,439
1.07%(b)	12/19/03	3,000	2,999,268
1.01%(b)	12/22/03	7,000	6,997,823

			19,996,530

Student Loan Marketing Association Bonds—2.3%
4.75%	04/23/04	2,500	2,542,481
5.00%	06/30/04	2,000	2,049,119

			4,591,600

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS (continued)
Student Loan Marketing Association Discount Notes—19.5%
0.94%	11/03/03	$16,319	$16,318,148
0.95%	11/03/03	20,000	19,998,944
1.00%	12/01/03	2,179	2,177,184

			38,494,276

Student Loan Marketing Association Variable Rate Notes—10.1%
1.05%(b)	11/04/03	20,000	20,000,000

Tennessee Valley Authority Bonds—0.5%
5.00%	12/18/03	1,000	1,004,962

Tennessee Valley Authority Discount Notes—22.2%
0.92%	11/13/03	17,000	16,994,787
0.92%	11/20/03	12,000	11,994,173
0.93%	11/20/03	15,000	14,992,638

			43,981,598

TOTAL AGENCY OBLIGATIONS (Cost $195,490,070)			195,490,070

U.S. TREASURY NOTES—1.0%
3.25%	05/31/04	2,000
TOTAL U.S. TREASURY NOTES

(Cost $2,023,605)			2,023,605

TOTAL INVESTMENTS IN SECURITIES
(Cost $197,513,675(a))	99.8%	197,513,675
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2%	478,558

NET ASSETS (Equivalent to $1.00 per share based on 193,463,032 Institutional Shares and 4,554,819 Dollar Shares outstanding)	100.0%	$197,992,233

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($197,992,233 ÷ 198,017,851)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

See accompanying notes to financial statements.

Federal Trust Fund Portfolio

Statement of Net Assets (Concluded)

Federal Trust Fund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$137,469,000	69.8%
31-60 Days	26,179,000	13.3
61-90 Days	5,650,000	2.9
91-120 Days	8,305,000	4.2
121-150 Days	1,000,000	0.5
Over 150 Days	18,356,000	9.3

Average Weighted Maturity—43 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

Treasury Trust Fund Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

U.S. TREASURY OBLIGATIONS—100.0%
U.S. Treasury Bills—86.1%
0.86%	11/06/03	$299,002	$298,966,493
0.89%	11/06/03	5,645	5,644,302
0.87%	11/13/03	100,000	99,971,167
0.90%	11/20/03	105,000	104,950,402
0.90%	11/20/03	100,000	99,952,632
0.90%	11/20/03	100,000	99,952,500
0.91%	11/20/03	10,295	10,290,056
0.94%	11/20/03	19,060	19,050,544
0.96%	11/28/03	300,000	299,785,125
0.92%	12/11/03	50,000	49,948,889
0.93%	12/18/03	6,870	6,861,703
0.93%	12/18/03	50,000	49,939,292
0.92%	12/26/03	40,000	39,943,778
0.93%	12/26/03	100,000	99,858,681
0.95%	12/26/03	30,000	29,956,687
0.91%	01/15/04	7,455	7,440,867
0.94%	01/15/04	50,000	49,901,823
0.99%	01/29/04	20,000	19,951,297
1.00%	03/18/04	30,000	29,885,575
1.00%	04/15/04	6,220	6,191,319
1.01%	04/15/04	18,490	18,403,888

			1,446,847,020

U.S. Treasury Notes—13.9%
4.25%	11/15/03	28,000	28,026,152
3.00%	02/29/04	15,000	15,086,240
3.63%	03/31/04	55,000	55,554,649
3.38%	04/30/04	45,000	45,462,553
3.25%	05/31/04	13,000	13,153,431
2.88%	06/30/04	20,000	20,235,081
2.25%	07/31/04	10,000	10,070,406
2.13%	10/31/04	45,000	45,385,662

			232,974,174

		Value
TOTAL INVESTMENTS IN SECURITIES	100.0%	$1,679,821,194
(Cost $1,679,821,194(a))
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0%	($113,873)

NET ASSETS (Equivalent to $1.00 per share based on 1,402,045,467 Institutional Shares, 270,984,971 Dollar Shares and 6,924,720 Cash Management Shares outstanding)	100.0%	$1,679,707,321

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($1,679,707,321 ÷ 1,679,955,158)		$1.00

(a)	Cost for federal income tax purposes.

Treasury Trust Fund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$1,067,002,000	63.5%
31-60 Days	276,870,000	16.5
61-90 Days	77,455,000	4.6
121-150 Days	45,000,000	2.7
Over 150 Days	212,710,000	12.7

Average Weighted Maturity—55 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

MuniFund Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

MUNICIPAL BONDS—97.0%
Alabama—6.8%
Alabama Housing Finance Authority Multi-Family Housing RB (Rime Huntsville Project) Series 1996B DN (Federal National Mortgage Association Guaranty)
1.05%(b)	11/07/03	$11,275	$11,275,000
Alabama Housing Finance Authority Multi-Family Housing RB (Rime Village Hoover Project) Series 1996A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	10,265	10,265,000
Columbia IDRB (Alabama Power Project) Series 1995B DN (A-1, VMIG-1)
1.12%(b)	11/03/03	16,550	16,550,000
Columbia IDRB (Alabama Power Project) Series 1999A DN (A-1)
1.12%(b)	11/03/03	10,000	10,000,000
Eutaw Industrial Development Board PCRB (Southern Companies Project) DN (A-1, VMIG-1)
1.12%(b)	11/03/03	5,200	5,200,000
Jefferson County GO Warrants Series 2001B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.12%(b)	11/03/03	55,755	55,755,000

			109,045,000

Alaska—1.1%
Matanuska-Susitna Borough RB (First Union Merlots Trust Receipts) Series 2001A-114 DN (First Union Bank LOC) (A-1)
1.14%(b)	11/07/03	3,195	3,195,000
Valdez Marine Terminal RB (Pipelines Incorporated Project) Series 2003A DN (A-1+, VMIG-1)
1.15%(b)	11/03/03	15,100	15,100,000

			18,295,000

Arkansas—1.2%
Arkansas Housing Finance Authority RB (Baptist Health Project) Series 1995 DN (MBIA Insurance) (A-1+)
1.10%(b)	11/07/03	14,900	14,900,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Arkansas (continued)
University of Arkansas Regents RB Series 1998 DN (MBIA Insurance) (VMIG-1)
1.10%(b)	11/07/03	$4,000	$4,000,000

			18,900,000

California—6.4%
California Department of Water Resource Power Supply RB Series 2002C-11 DN (Kredietbank LOC) (A-1, VMIG-1)
1.05%(b)	11/07/03	27,300	27,300,000
California Health Facilities Financing Authority RB Series 1999 PA-587 DN (Merrill Lynch SBPA) (A-1)
1.15%(b)	11/07/03	6,795	6,795,000
California Revenue Anticipation Warrants Series 2003A MB (Bank of America, Goldman Sachs, Morgan Stanley, Citibank SBPA) (SP-1, MIG-1)
2.00%	06/16/04	55,000	55,318,730
California Statewide Community Development Authority RB Series 2000 PT-1268 DN (Merrill Lynch & Company Guaranty) (A-1+)
1.15%(b)	11/07/03	9,000	9,000,000
Los Angeles Wastewater Systems Subordinate RB Series 2001A MB (FGIC Insurance) (A-1+, MIG-1)
1.25%	12/05/03	4,000	4,000,000
Northern California Power Agency RB (Hydroelectric No. 1 Project) Series 2002B DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+)
1.00%(b)	11/07/03	900	900,000

			103,313,730

Colorado—0.7%
Colorado Educational & Cultural Facilities Authority RB (Denver Museum Project) Series 2001 DN (Bank One N.A. LOC) (A-1)
1.10%(b)	11/07/03	2,000	2,000,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority RB (National Cable Television Center Project) Series 1999 DN (Wells Fargo Bank LOC) (A-1+)
1.10%(b)	11/07/03	$1,000	$1,000,000
Colorado Health Facilities Authority RB (Total Longterm Care Project) Series 2002 DN (U.S. Bank LOC) (A-1+)
1.05%(b)	11/07/03	6,380	6,380,000
Jefferson County GO (School District Project) Series 1998B MB (FGIC Insurance)
5.00%	12/15/03	1,150	1,155,400

			10,535,400

Delaware—0.1%
Delaware State Economic Development Authority RB (St. Annes Episcopal Project) Series 2001 DN (Wilmington Trust LOC) (A-1)
1.20%(b)	11/07/03	2,000	2,000,000

District of Columbia—0.3%
District of Columbia Refunding RB Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.05%(b)	11/07/03	1,800	1,800,000
District of Columbia Water & Sewer Authority Public Utilities RB Series 2002A-64 DN (Wachovia Bank LOC) (VMIG-1)
1.14%(b)	11/07/03	2,280	2,280,000

			4,080,000

Florida—3.8%
Broward County Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002 DN (FSA Insurance) (A-1)
1.14%(b)	11/07/03	14,000	14,000,000
Florida Board of Education GO (Eagle Tax Exempt Trust Receipts) Series 2003A DN (Citibank SBPA)
1.12%(b)	11/07/03	4,945	4,945,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Florida (continued)
Florida Housing Finance Corporation Multi-Family RB (Merrill Lynch P-Float Receipts) Series 2000 PT-1234 DN (Merrill Lynch SBPA) (A-1C+)
1.18%(b)	11/07/03	$12,915	$12,915,000
Florida State Department of Environmental Protection RB (Morgan Stanley Trust Receipts) Series 2001-637 DN (MBIA Insurance) (A-1+)
1.11%(b)	11/07/03	3,950	3,950,000
Lee County Healthcare Facilities IDRB Series 1999 DN (Fifth Third Bank N.A. LOC)
1.07%(b)	11/07/03	1,960	1,960,000
Orange County Housing Finance Authority Multi-Family RB (Post Fountains at Lee Vista Project) Series 1997E DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	5,915	5,915,000
Orange County Housing Finance Authority Multi-Family RB (Post Lake Apartments Project) Series 1997 DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	12,700	12,700,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 DN (Key Bank N.A. LOC)
1.07%(b)	11/07/03	5,000	5,000,000

			61,385,000

Georgia—2.9%
Albany Dougherty County Housing Financial Authority RB (Phoebe Putney Memorial Hospital Project) Series 1996 DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	3,700	3,700,000
Appling County Development Authority PCRB (Oglethorpe Power Corporation Project) Series 2002 DN (A-1+)
1.10%(b)	11/07/03	2,415	2,415,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Georgia (continued)
Bibb County Methodist Home Development Authority RB Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.05%(b)	11/07/03	$3,360	$3,360,000
Clayton County Hospital Authority Anticipation Certificates RB Series 1998B DN (Suntrust Bank LOC)
1.05%(b)	11/07/03	1,940	1,940,000
Cobb County Development Authority RB (Boy Scouts of America Atlanta Project) Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.05%(b)	11/07/03	3,000	3,000,000
Cobb County Development Authority RB (Highland Park Associates Project) DN (Suntrust Bank LOC)
1.05%(b)	11/07/03	3,350	3,350,000
Dekalb County Housing Authority Multi-Family Housing RB (Clairmont Crest Project) DN (Federal National Mortgage Association Guaranty) (A-1+, VMIG-1)
1.05%(b)	11/07/03	400	400,000
Fulton County Development Authority RB (Epstein School Project) Series 1997 DN (AMBAC Insurance) (Aa3)
1.05%(b)	11/07/03	1,900	1,900,000
Fulton County Development Authority RB (Galloway Schools Incorporated Project) Series 2002 DN (Suntrust Bank LOC) (VMIG-1)
1.05%(b)	11/07/03	7,500	7,500,000
Fulton County Development Authority RB (Trinity School Project) Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.05%(b)	11/07/03	2,000	2,000,000
Georgia Local Government Certificates RB Series 2002O DN (MBIA Insurance, Bank of America Liquidity Facility) (A-1+)
1.13%(b)	11/07/03	1,010	1,010,000
Gwinnett County Hospital Authority Revenue Anticipation Certificates Series 2002 DN (Suntrust Bank LOC) (A-1+)
1.05%(b)	11/07/03	3,000	3,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Georgia (continued)
La Grange Development Authority RB Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.13%(b)	11/07/03	$1,000	$1,000,000
Macon-Bibb County Hospital Authority RB (The Medical Center of Central Georgia Project) DN (Suntrust Bank LOC)
1.05%(b)	11/07/03	3,000	3,000,000
Richmond County Hospital Authority RB (University Health Services Incorporated Project) Series 2003 DN (Suntrust Bank LOC) (VMIG-1)
1.05%(b)	11/07/03	10,000	10,000,000

			47,575,000

Hawaii—0.8%
Hawaii GO (Bear Stearns Municipal Trust Certificates) Series 2002A DN (FSA Insurance) (A-1)
1.14%(b)	11/07/03	9,990	9,990,000
Hawaii GO (Citibank Eagle Trust Receipts) Series 2002 DN (FSA Insurance) (A-1+)
1.12%(b)	11/07/03	3,600	3,600,000

			13,590,000

Illinois—11.1%
Central Lake County Action Water Agency RB (First Union Merlots Trust Receipts) Series 2003B-18 DN (Wachovia Bank LOC)
1.14%(b)	11/07/03	5,000	5,000,000
Chicago Board of Education GO (First Union Merlots Trust Receipts) Series 1999A-47 DN (First Union Bank LOC) (A-1)
1.14%(b)	11/07/03	3,095	3,095,000
Chicago Board of Education Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001 DN (FSA Insurance) (A-1)
1.14%(b)	11/07/03	4,695	4,695,000
Chicago GO (First Union Merlots Trust Receipts) Series 2000W DN (AMBAC Insurance, First Union LOC) (VMIG-1)
1.14%(b)	11/07/03	2,000	2,000,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Chicago GO Series 2003 MB (Landesbank Hessen Thuringen Girozentrale LOC) (SP-1+, MIG-1)
1.22%	01/07/04	$30,000	$30,000,000
Chicago O’Hare International Airport RB (Wachovia Merlot Trust Receipts) Series 2002A-25 DN (Wachovia Bank LOC) (VMIG-1)
1.14%(b)	11/07/03	5,325	5,325,000
Chicago Park District RB (Citibank Eagle Tax Exempt Trust Receipts) Series 2002-1306 DN (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
1.12%(b)	11/07/03	5,345	5,345,000
Chicago Sales Tax RB (First Union Merlots Trust Receipts) Series 2000AAA DN (FGIC Insurance) (VMIG-1)
1.14%(b)	11/07/03	5,000	5,000,000
Cook County Capital Improvement GO (Wachovia Merlot Trust Receipts) Series 2002C DN (AMBAC Insurance) (VMIG-1)
1.14%(b)	11/07/03	3,500	3,500,000
Du Page County Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001A DN (FSA Insurance, Bear Stearns SBPA) (A-1)
1.14%(b)	11/07/03	15,970	15,970,000
Illinois Dedicated Tax RB (Macon Trust Certificates) Series 2002N DN (AMBAC Insurance) (A-1+)
1.15%(b)	11/07/03	2,935	2,935,000
Illinois Development Finance Authority IDRB (Merrill Lynch P-Float Receipts) Series 2001 PT-515 DN (Danske Bank SBPA) (A-1C+)
1.18%(b)	11/07/03	17,800	17,800,000
Illinois Development Finance Authority RB (Decatur Mental Health Center Project) Series 1997 DN (First of America LOC)
1.10%(b)	11/07/03	2,775	2,775,000
Illinois Educational Facility Authority RB (Aurora University Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
1.10%(b)	11/07/03	1,800	1,800,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Illinois GO (ABN AMRO Munitops Trust Certificates) Series 2002-23 MB (MBIA Insurance)
1.07%	11/10/03	$2,100	$2,100,000
Illinois GO (First Union Merlots Project) Series 2002 DN (MBIA Insurance) (VMIG-1)
1.14%(b)	11/07/03	3,695	3,695,000
Illinois Health Facilities Authority Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002 DN (MBIA Insurance) (A-1)
1.14%(b)	11/07/03	10,255	10,255,000
Illinois Health Facilities Authority RB (Evanston Hospital Project) TECP (A-1+, MIG-1)
0.87%	12/04/03	3,000	3,000,000
Illinois Health Facilities Authority RB (Helping Hand Rehabilitation Project) Series 2001 DN (Fifth Third Bank N.A. LOC)
1.07%(b)	11/07/03	3,900	3,900,000
Illinois Health Facilities Authority RB (Lutheran Home & Services Project) Series 2001 DN (M & T Bank Corp. LOC) (A-1+)
1.10%(b)	11/07/03	10,900	10,900,000
Illinois Health Facilities Authority RB (Northwestern Memorial Hospital Project) Series 1995 DN (A-1+, VMIG-1)
1.15%(b)	11/03/03	17,700	17,700,000
Illinois Regional Transportation Authority RB (First Union Merlots Trust Receipts) Series 2002A-24 DN (Wachovia Bank LOC) (VMIG-1)
1.14%(b)	11/07/03	12,750	12,750,000
Illinois State GO (Wachovia Merlots Trust Receipts) Series 2002 DN (MBIA Insurance, Wachovia Bank SBPA ) (VMIG-1)
1.14%(b)	11/07/03	2,495	2,495,000
Marren County IDRB (Monmouth College Project) Series 2002 DN
0.95%(b)	11/07/03	165	165,000
Peoria Heights Limited Obligation RB Series 2001 DN (National City Bank LOC)
1.10%(b)	11/07/03	2,900	2,900,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
University of Illinois Auxiliary Facilities System RB (Citibank Eagle Tax-Exempt Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)
1.14%(b)	11/07/03	$3,500	$3,500,000

			178,600,000

Indiana—0.8%
Gary Redevelopment District Economic Growth RB Series 2001A DN (American National Bank & Trust LOC) (A-1)
1.25%(b)	11/07/03	895	895,000
Indiana Municipal Power Agency Power Supply System RB Series 2000A DN (Toronto Dominion LOC) (A-1+, VMIG-1)
1.12(b)	11/07/03	500	500,000
Indiana Municipal Securities Trust Certificates RB (Bear Stearns Municipal Trust Receipts) Series 2001A DN (Bear Stearns Capital Markets Liquidity Facility) (A-1)
1.14%(b)	11/07/03	6,000	6,000,000
Indiana State Educational Facilities Authority RB (Wabash College Project) Series 2003 DN (Bank One N.A. LOC) (VMIG-1)
1.10%(b)	11/07/03	2,700	2,700,000
Warren Township Vision 2005 School Building Corporation RB (First Union Merlots Trust Receipts) Series 2001A-52 DN (First Union Bank LOC) (A-1)
1.14%(b)	11/07/03	3,300	3,300,000

			13,395,000

Iowa—1.4%
Des Moines Commercial Development RB (Grand Office Park Project) DN (Principal Life Insurance Company Guaranty) (A-1+)
1.20%(b)	11/07/03	6,000	6,000,000
Iowa Higher Education Loan Authority RB (Private College Project) DN (MBIA Insurance) (A-1+, VMIG-1)
1.05%(b)	11/07/03	1,700	1,700,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Iowa (continued)
Urbandale IDRB (Aurora Business Park Association Project) Series 1985 DN (Principal Life Insurance Company Guaranty) (A-1+)
1.12%(b)	11/07/03	$9,200	$9,200,000
Urbandale IDRB (Meredith Drive Association Project) Series 1985 DN (Principal Life Insurance Company Guaranty) (A-1+)
1.12%(b)	11/07/03	5,500	5,500,000

			22,400,000

Kentucky—0.3%
Kentucky Housing Corporation Single Family Mortgage RB (Merrill Lynch P-Float Receipts) Series 2003 PT-741 DN (FGIC Insurance)
1.17%(b)	11/07/03	445	445,000
Wickliffe PCRB Series 2001 DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	4,250	4,250,000

			4,695,000

Louisiana—1.9%

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital & Equipment Programs Project) Series 2003A DN (AMBAC Insurance, Banque Paribas Liquidity Facility) (A-1+)

1.15%(b)	11/07/03	25,000	25,000,000
Plaquemines Port Harbor & Terminal Distribution Port Facilities RB (Chevron Pipe Line Company Project) Series 1984 MB (Chevron Texaco Guaranty)
1.00%	09/01/04	5,000	4,993,777

			29,993,777

Maine—0.4%
Maine GO Series 2003 MB (AA+, Aa2)
1.50%	06/15/04	7,020	7,046,148

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Maryland—0.3%
Maryland State Health & Higher Education Facilities Authority RB (Bear Stearns Municipal Securities Trust Receipts) Series 2003 SGA-143 DN (Societe Generale Liquidity Facility) (A-1+)
1.11%(b)	11/07/03	$5,000	$5,000,000

Massachusetts—2.5%
Commonwealth of Massachusetts GO (First Union Merlots Trust Receipts) Series 2002A-9 DN (FSA Insurance) (A-1)
1.10%(b)	11/07/03	2,135	2,135,000
Massachusetts GO Series 1998A DN (Westdeutsche Landesbank SBPA) (A-1+, VMIG-1)
1.05%(b)	11/07/03	20,200	20,200,000
Natick City GO Series 2003 BAN (SP-1+, MIG-1)
2.00%	04/30/04	3,150	3,163,746
Wellesley GO Series 2003 BAN (SP-1+, MIG-1)
1.15%	06/03/04	15,000	15,013,024

			40,511,770

Michigan—2.8%
Detroit Sewer & Disposal Authority RB (First Union Merlots Trust Receipts) Series 2001A-112 DN (MBIA Insurance) (VMIG-1)
1.14%(b)	11/07/03	2,455	2,455,000
Garden City Hospital Finance Authority RB (Garden City Hospital Project) Series 1996A DN (National City Bank LOC) (A-1+)
1.07%(b)	11/07/03	3,870	3,870,000
Kalamazoo Education Authority RB (Friendship Vl Project) Series 1997 DN (Fifth Third Bank N.A. LOC) (A-1+)
1.10%(b)	11/07/03	3,750	3,750,000
Michigan Housing Development Authortity Limited Obligation RB Series 1985 DN (Bank One N.A. LOC) (VMIG-1)
1.12%(b)	11/07/03	15,300	15,300,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Michigan (continued)
Michigan Municipal Board Authority RB Series 2003B-1 MB
2.00%	08/20/04	$20,000	$20,155,306

			45,530,306

Minnesota—5.3%
Hennepin County GO Series 2000B DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1C+, VMIG-1)
0.95%(b)	11/07/03	1,440	1,440,000
Minneapolis & St. Paul Airport RB (Wachovia Merlot Trust Receipts) Series 2000A DN (FGIC Insurance) (VMIG-1)
1.14%(b)	11/07/03	4,995	4,995,000
Minneapolis GO (Convention Center Project) Series 1999 DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
0.95%(b)	11/07/03	300	300,000
Minneapolis GO Series 1994A DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
0.95%(b)	11/07/03	270	270,000
Minneapolis Library GO Series 2003 DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
0.95%(b)	11/07/03	27,500	27,500,000
Minnesota GO (Salomon Smith Barney Trust Receipts) Series 1031 ROC II DN (Citibank Liquidity Facility) (A-1+)
1.12%(b)	11/07/03	3,980	3,980,000
Minnesota GO Series 2003 TRAN
4.00%	08/01/04	27,125	27,748,212
Minnesota Higher Education Facilities Authority RB (Carleton College Project) Series 2000G DN (Wells Fargo Bank LOC) (VMIG-1)
0.95%(b)	11/07/03	4,580	4,580,000
Minnesota Public Facilities Authority Water PCRB (Wachovia Merlot Trust Receipts) Series 2002A DN (Wachovia Bank LOC) (VMIG-1)
1.14%(b)	11/07/03	14,740	14,740,000

			85,553,212

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Mississippi—1.9%
Mississippi Development Bank Special Obligation RB (First Union Merlots Trust Receipts) Series 2001A-16 DN (AMBAC Insurance) (VMIG-1)
1.14%(b)	11/07/03	$7,500	$7,500,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2003 DN (AMBAC Insurance, Banque Paribas Liquidity Facility) (A-1+)
1.15%(b)	11/07/03	9,000	9,000,000
Mississippi Development Bank Special Obligation RB (Mississippi Loan Programs Project) Series 2003 DN (AMBAC Insurance, Banque Paribas Liquidity Facility) (A-1)
1.15%(b)	11/07/03	11,000	11,000,000
Mississippi Development Bank Special Obligation RB Series 2002 DN (AMBAC Insurance, Banque Paribas Liquidity Facility) (A-1)
1.15%(b)	11/07/03	3,985	3,985,000

			31,485,000

Missouri—0.5%
Missouri State Board Public Buildings Special Obligation RB (Wachovia Merlots Trust Receipts) Series 2003A DN (Wachovia Bank LOC)
1.14%(b)	11/07/03	4,995	4,995,000
Missouri State Development Finance Board Lease RB Series 1999 DN (TransAmerican Life Insurance) (A-1+)
1.05%(b)	11/07/03	800	800,000
St. Louis County Multi-Family Housing IDRB (Heatherbrook Gardens Project) DN (U.S. Bank LOC)
1.23%(b)	11/07/03	1,765	1,765,000

			7,560,000

Nevada—0.9%
Clark County School District Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001A DN (FSA Insurance) (A-1+)
1.14%(b)	11/07/03	7,980	7,980,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Nevada (continued)
Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002A DN (FGIC Insurance, Bear Stearns Company LOC) (A-1)
1.14%(b)	11/07/03	$6,000	$6,000,000

			13,980,000

New Jersey—2.6%
New Jersey Health Care Facilities Financing Authority RB (Monmouth Medical Center Project) Series 1994C MB (FSA Insurance) (AAA, Aaa)
6.25%	07/01/04	4,900	5,169,044
New Jersey Health Care Facilities Financing Authority RB Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch SBPA) (A-1+)
1.08%(b)	11/07/03	600	600,000
New Jersey Housing & Finance Agency Series 2003D RAN (MBIA Insurance) (SP-1+, MIG-1)
1.05%	04/01/04	5,000	5,000,000
New Jersey State Turnpike Authority RB (Lehman Brothers Trust Receipts) Series 2002J DN (MBIA Insurance) (A-1+)
1.15%(b)	11/07/03	29,800	29,800,000
New Jersey Transportation Trust Fund Authority RB Series 2002R-149 MB (AMBAC Insurance, Citbank Liquidity Facility)
1.20%	11/13/03	2,000	2,000,000

			42,569,044

New Mexico—0.3%
Farmington PCRB (Arizona Public Service Company Four Corners Project) Series 1994B DN (Barclays Bank LOC) (A-1+, VMIG-1)
1.20%(b)	11/03/03	5,100	5,100,000

New York—8.3%
City of New York GO Trust Receipts Series 1997 DN (AMBAC Insurance, Societe Generale Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	8,100	8,100,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
City of New York Housing Development Corporation Multi-Family Rental Housing RB (Related Monterey Project) Series 1997A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.00%(b)	11/07/03	$13,700	$13,700,000
City of New York Municipal Water Finance Authority RB (First Union Merlots Trust Receipts) Series 2000D DN (First Union Bank LOC) (VMIG-1)
1.10%(b)	11/07/03	12,345	12,345,000
City of New York Municipal Water Finance Authority RB (Water & Sewer System Project) Series 1993B MB
5.63%	06/15/04	4,590	4,768,065
City of New York Transitional Finance Authority RB (Wachovia Merlots Trust Receipts) Series 2003B-35 DN (Wachovia Bank LOC) (VMIG-1)
1.10%(b)	11/07/03	5,000	5,000,000
Dormitory Authority of the State of New York RB (Columbia University Project) Series 2003B MB (A-1+, MIG-1)
1.05%	03/05/04	6,000	6,000,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2001A-30 DN (AMBAC Insurance, First Union National Bank SBPA) (VMIG-1)
1.10%(b)	11/07/03	2,990	2,990,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2003 DN (FGIC Insurance, Wachovia Bank SBPA) (VMIG-1)
1.10%(b)	11/07/03	5,000	5,000,000
Dormitory Authority of the State of New York RB (Glen Eddy Incorporated Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
1.05%(b)	11/07/03	2,375	2,375,000
Long Island Power Authority GO TECP (Bayerische Landesbank LOC) (A-1+)
0.95%	12/08/03	13,300	13,300,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Nassau County Interimediate Finance Authority RB Series 2002B DN (FSA Insurance) (A-1+, VMIG-1)
0.95%(b)	11/07/03	$565	$565,000
New York State Energy Research & Development Authority PCRB (New York State Electric & Gas Corporation Project) Series 1994C DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.15%(b)	11/03/03	14,900	14,900,000
New York State Tollway Authority GO Series 2003A RAN (SP-1+, MIG-1)
1.13%	03/25/04	12,070	12,071,703
New York State Tollway Authority Service Contract RB (Local Highway & Bridge Project) Series 1994 MB (AAA, Aaa)
5.75%	04/01/04	5,185	5,390,919
Triborough Bridge & Tunnel Authority RB (ABN AMRO Munitops Trust Certificates) Series 2002-31 DN (MBIA Insurance, ABN AMRO Bank SBPA) (VMIG-1)
1.08%(b)	11/07/03	5,000	5,000,000
Triborough Bridge & Tunnel Authority RB (Bear Stearns Municipal Trust Certificates) Series 2002-210 DN (Bear Stearns Liquidity Facility) (A-1+)
1.05%(b)	11/07/03	9,500	9,500,000
Triborough Bridge & Tunnel Authority RB (Eagle Tax Exempt Trust Receipts) Series 2003A DN (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	4,000	4,000,000
Triborough Bridge & Tunnel Authority RB (Wachovia Merlots Trust Receipts) Series 2003B03 DN (Wachovia Bank LOC) (VMIG-1)
1.10%(b)	11/07/03	8,995	8,995,000

			134,000,687

North Carolina—3.2%
Charlotte Certificates of Participation (Governmental Facilities Project) Series 2003F MB (A-1+, MIG-1)
1.03%	06/01/04	8,400	8,400,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
North Carolina (continued)
Guilford County Industrial Facilities & Pollution Recreational Facilities RB Series 2002 DN (Branch Banking & Trust Company LOC) (VMIG-1)
1.07%(b)	11/07/03	$2,245	$2,245,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB Series 2001 DN (Branch Banking & Trust Company LOC) (VMIG-1)
1.07%(b)	11/07/03	2,275	2,275,000
North Carolina Medical Care Community Hospital RB (Angel Medical Center Incorporated Project) Series 1997 DN (First Union National Bank of North Carolina LOC) (A-1)
1.05%(b)	11/07/03	200	200,000
North Carolina Medical Care Community Hospital RB (Duke University Hospital Project) Series 1985B DN (A-1+, VMIG-1)
1.02%(b)	11/07/03	300	300,000
North Carolina Medical Care Community Hospital RB (Park Ridge Hospital Project) Series 1988 DN (NationsBank LOC) (A-1, VMIG-1)
1.05%(b)	11/07/03	1,275	1,275,000
North Carolina Medical Care Community Retirement Facilities RB (Aldersgate Project) Series 2001 DN (Branch Banking & Trust Company LOC) (A-1)
1.15%(b)	11/07/03	6,155	6,155,000
North Carolina Medical Care Community Retirement Facilities RB (First Mortgage Project) Series 2001C DN (Branch Banking & Trust Company LOC) (A-1)
1.15%(b)	11/07/03	4,500	4,500,000
North Carolina Municipal Power Agency RB (Catawba Electric Project) Series 2003 DN (MBIA Insurance) (A-1+)
1.12%(b)	11/07/03	3,300	3,300,000
Wake County GO (Public Improvement Project) Series 2003A MB (AAA, Aaa)
3.00%	04/01/04	13,000	13,104,469

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
North Carolina (continued)
Wake County GO (Public Improvement Project) Series 2003B MB (Retail Food Stores Guaranty) (A-1+, MIG-1, F1+)
1.75%	04/01/04	$5,000	$5,013,570
Winston-Salem Water & Sewer System RB Series 2002C DN (Credit Locale de France LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	5,000	5,000,000

			51,768,039

North Dakota—0.3%
Oliver County PCRB (Wachovia Merlots Trust Receipts) Series 2003B-7 DN (Wachovia Bank LOC) (VMIG-1)
1.14%(b)	11/07/03	5,000	5,000,000

Ohio — 3.2%
Butler County Healthcare Facilities RB (UC Physicians LLC Project) Series 2001 DN (Fifth Third Bank N.A. LOC)
1.07%(b)	11/07/03	2,900	2,900,000
Cambridge City Hospital Facilities Authority RB (Regional Medical Center Project) Series 2001 DN (National City Bank LOC) (VMIG-1)
1.07%(b)	11/07/03	2,400	2,400,000
Carroll County RB (Health Care Facilities Project) Series 2000 DN (National City Bank LOC)
1.10%(b)	11/07/03	585	585,000
City of Westerville GO (ABN AMRO Munitops Trust Certificates) Series 2001 DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
1.09%(b)	11/07/03	1,000	1,000,000
Clinton County Hospital RB Series 1999 DN (National City Bank LOC) (VMIG-1)
1.13%(b)	11/07/03	8,015	8,015,000
Columbus GO Unlimited Tax DN (Westduetsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
0.95%(b)	11/07/03	325	325,000
Cuyahoga County Hospital RB (Oriana Service Civic Facility Project) Series 2001 DN (Key Bank N.A. LOC)
1.14%(b)	11/07/03	3,700	3,700,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Hamilton County Electric System RB Series 2002A DN (FSA Insurance) (VMIG-1)
1.05%(b)	11/07/03	$9,650	$9,650,000
Hamilton County Healthcare Facilities RB (Talbert Services Incorporated Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
1.07%(b)	11/07/03	3,720	3,720,000
Lucas County Health Facilities Authority RB (Lutheran Homes Society Project) Series 1996 DN (Bank One N.A. LOC) (A-1+)
1.05%(b)	11/07/03	900	900,000
Montgomery County Catholic Health Initiatives RB Series 1997B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	1,300	1,300,000
Montgomery County Healthcare Facilities RB Series 2002 DN (Bank One N.A. LOC)
1.20%(b)	11/07/03	2,600	2,600,000
Ohio GO Series 2003R-4015 ROC II DN (Citigroup Global Markets Liquidity Facility) (VMIG-1)
1.12%(b)	11/07/03	9,105	9,105,000
Warren County Healthcare Facilities RB (Otterbein Homes Project) Series 1998B DN (Fifth Third Bank N.A. LOC) (A-1+)
1.25%(b)	11/07/03	1,020	1,020,185
Washington County RB (Hospital Facilities Project) Series 2001 DN (Fifth Third Bank N.A. LOC)
1.07%(b)	11/07/03	1,500	1,500,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (Key Bank N.A. LOC)
1.14%(b)	11/07/03	2,930	2,930,000

			51,650,185

Oklahoma—0.2%
Oklahoma State Industrial Authority RB (Casady School Project) Series 2001 DN (Bank One N.A. LOC)
1.26%(b)	11/07/03	2,745	2,745,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Oregon—1.0%
Oregon GO Series 2003 TAN (MIG-1)
2.25%	11/15/04	$10,500	$10,627,271
Oregon Health, Housing, Education & Cultural Facility Authority RB (Peacehealth Project) Series 1998 DN (M & T Bank Corp. LOC) (A-1, VMIG-1)
1.10%(b)	11/07/03	2,300	2,300,000
Umitilla County Hospital Facility Authority RB (Catholic Health Project) Series 1997B DN (Bayerische Landesbank LOC) (A-1+, VMIG-1)
1.10%(b)	11/07/03	3,900	3,900,000

			16,827,271

Pennsylvania—4.0%
Delaware Valley Industrial Development Authority RB (Eagle Tax Exempt Trust Receipts) Series 2001 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
1.12%(b)	11/07/03	5,000	5,000,000
Eastern Pennsylvania Industrial & Commercial Development Authority IDRB (Electronic Data System Project) Series 1993 DN (Wachovia Bank LOC)
1.15%(b)	11/07/03	5,900	5,900,000
Franklin County IDRB (Chambersburg Hospital Project) Series 2000 DN (AMBAC Insurance) (A-1+)
1.15%(b)	11/07/03	1,070	1,070,000
Lancaster County Hospital Authority RB (Willow Valley Retirement Project) Series 2002A DN (National Westminster LOC) (A-1)
1.15%(b)	11/07/03	21,000	21,000,000
New Garden General Municipal Authority RB Series 1999 DN (AMBAC Insurance, Bank of Nova Scotia LOC) (A-1)
1.10%(b)	11/07/03	19,300	19,300,000
Pennsylvania State Higher Educational Facilities Authority Hospital RB Series 2003 DN (Merrill Lynch Guaranty) (A-1)
1.15%(b)	11/07/03	5,700	5,700,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Pennsylvania (continued)
Pennsylvania State Turnpike RB Series 2002A-3 DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	$900	$900,000
Southeastern Pennsylvania Transportation Authority RB (Bear Stearns Municipal Trust Certificates) Series 2001-9016 DN (FGIC Insurance) (A-1)
1.09%(b)	11/07/03	5,675	5,675,000

			64,545,000

Puerto Rico—0.7%
Commonwealth of Puerto Rico Highway & Transportation Authority RB (Merrill Lynch P-Float Receipts) Series 2002 PA-1052 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1)
1.09%(b)	11/07/03	2,595	2,595,000
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds (ABN AMRO Munitops Trust Certificates) Series 2000A-17 MB (ABN AMRO Bank SBPA) (MIG-1)
1.06%	01/14/04	7,900	7,900,000

			10,495,000

South Carolina—1.1%
Columbia Waterworks & Sewer System RB (Salomon Smith Barney Trust Receipts) Series 1999-214 ROC II DN (Citibank Liquidity Facility) (VMIG-1)
1.12%(b)	11/07/03	7,495	7,495,000
South Carolina Transitional Infrastructure RB Series 2002A DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
1.13%(b)	11/07/03	10,475	10,475,000

			17,970,000

Tennessee—3.0%
City of Chattanooga Health, Education & Housing Facility Board RB Series 1999 DN (Amsouth Bank of Alabama LOC) (A-1)
1.25%(b)	11/07/03	12,400	12,400,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Tennessee (continued)
Cleveland IDRB (YMCA Chattan Project) Series 1999 DN (Suntrust Bank LOC)
1.05%(b)	11/07/03	$1,900	$1,900,000
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) DN (Suntrust Bank LOC) (VMIG-1)
1.10%(b)	11/07/03	2,195	2,195,000
Jackson Energy Authority RB (Gas System Project) Series 2002 DN (FSA Insurance) (VMIG-1)
1.05%(b)	11/07/03	1,000	1,000,000
Knox County GO Series 1997 MB (AA, Aa2)
5.00%	02/01/04	1,000	1,019,610
Memphis General Improvement RB Series 1995A DN (Westdeutsche Landesbank Giroentrale LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	500	500,000
Memphis GO Series 1995A DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	200	200,000
Metropolitan Government Nashville & Davidson County Health & Education Board RB (Belmont University Project) Series 1997 DN (Suntrust Bank LOC) (VMIG-1)
1.05(b)	11/07/03	3,300	3,300,000
Metropolitan Government Nashville & Davidson County IDRB (Nashville Christian School Project) Series 2003 DN (Suntrust Bank LOC) (VMIG-1)
1.10(b)	11/07/03	500	500,000
Metropolitan Government Nashville & Davidson County IDRB (Trevecca Nazarene Project) Series 2003 DN (Suntrust Bank LOC)
1.05(b)	11/07/03	5,500	5,500,000
Metropolitan Government Nashville & Davidson County IDRB (Universtiy School Project) Series 2002 DN (Suntrust Bank LOC) (VMIG-1)
1.05(b)	11/07/03	4,000	4,000,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Tennessee (continued)
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1997 DN (NationsBank LOC) (VMIG-1)
1.05%(b)	11/07/03	$2,570	$2,570,000
Shelby County GO Series 2003 TAN
2.00%	06/30/04	8,000	8,054,967
Shelby County Health Educational & Housing Authority RB Series 1994 DN (Credit Suisse LOC) (A-1+)
1.10%(b)	11/07/03	5,000	5,000,000
Washington County IDRB (Springbrook Properties Project) Series 1996 DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	1,000	1,000,000

			49,139,577

Texas—7.6%
Austin Water & Wastewater System RB (Wachovia Merlots Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)
1.14%(b)	11/07/03	2,490	2,490,000
Collin County Housing Finance Corporation Multi-Family RB (Merrill Lynch P-Float Receipts) Series 1999 PT-1160 DN (Merrill Lynch SBPA) (A-1C+)
1.16%(b)	11/07/03	4,400	4,400,000
Eagle Mountain & Saginaw Independent School District GO (Municipal Securities Trust Reciepts) Series 2003 SGA-141 DN (PSF Guaranty, Societe Generale Liquidity Facility) (A-1+)
1.11%(b)	11/07/03	4,000	4,000,000
Frisco GO (Salomon Smith Barney Trust Receipts) Series 2003R-5000 ROC II DN (FSA Insurance) (A-1+)
1.12%(b)	11/07/03	5,330	5,330,000
Harris County Texas RB (Salomon Smith Barney Trust Receipts) Series 2002-1029 ROC II DN (FSA Insurance) (A-1+)
1.12%(b)	11/07/03	2,700	2,700,000
Houston Community College RB Series 2002 DN (MBIA Insurance) (A-1+)
1.11%(b)	11/07/03	5,825	5,825,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Texas (continued)
Jefferson County Health Facility Development Corporation RB (First Union Merlots Trust Receipts) Series 2001A-83 MB (First Union Bank LOC) (A-1C+)
1.55%	11/17/03	$3,995	$3,995,000
Lower Colorado Texas River Authority RB (First Union Trust Receipts) Series 2000 DN (FSA Insurance) (VMIG-1)
1.14%(b)	11/07/03	2,000	2,000,000
Northside Independent School District GO (School Building Project) Series 2003 MB (A-1+, MIG-1, F1+)
1.02%	06/15/04	6,000	6,000,000
Red River Educational Development Authority RB (Bear Stearns Trust Receipts) Series 2000 DN (Societe Generale LOC) (A-1C+)
1.11%(b)	11/07/03	3,570	3,570,000
San Antonio Electric & Gas RB Series 2003 DN (Bank of America LOC) (A-1+)
1.15%(b)	11/07/03	7,000	7,000,000
Southeast Texas Housing Finance Corporation RB (First Union Merlots Trust Receipts) Series 2001A MB (Federal National Mortgage Association Guaranty) (A-1+)
1.55%	11/17/03	4,895	4,895,000
Texas A & M University RB (Salomon Smith Barney Trust Receipts) Series 2003R-4005 ROC II DN (Citibank Liquidity Facility) (VMIG-1)
1.12%(b)	11/07/03	5,000	5,000,000
Texas State Housing Agency Multi-Family RB Series 2001 DN (Federal Home Loan Mortgage Corporation Guaranty) (A-1+)
1.11%(b)	11/07/03	3,050	3,050,000
Texas State RB Series 2003 TRAN (MIG-1)
2.00%	08/31/04	42,500	42,799,128
Texas Technology University RB (Bear Stearns Trust Receipts) Series 2002A DN (MBIA Insurance) (A-1)
1.14%(b)	11/07/03	13,630	13,630,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Texas (continued)
University of Texas RB (Wachovia Merlots Trust Receipts) Series 2003B-14 DN (Wachovia Bank SBPA)
1.12%(b)	11/07/03	$6,275	$6,275,000

			122,959,128

Vermont—0.5%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (Key Bank N.A. LOC)
1.14%(b)	11/07/03	7,775	7,775,000

Virginia—1.0%
Commonwealth of Virginia Transportation Authority RB (Citibank Eagle Trust Receipts) Series 1999B DN (Citibank Liquidity Facility) (A-1+)
1.12%(b)	11/07/03	1,000	1,000,000
Commonwealth of Virginia Transportation Board RB DN (Societe Generale LOC) (A-1C+)
1.10%(b)	11/07/03	600	600,000
Fairfax County GO (Salomon Smith Barney Trust Receipts) Series 2003R-4016 ROC II DN (Citigroup Global Markets Liquidity Facility) (VMIG-1)
1.12%(b)	11/07/03	6,800	6,800,000
Fairfax County IDRB (Fairfax Hospital System Project) Series 1988B DN (Inova Health System Liquidity Facility) (A-1+, VMIG-1)
0.96%(b)	11/07/03	200	200,000
Virginia Public School Authority RB Series 2003 MB (AA, Aa1)
1.75%	04/15/04	7,110	7,131,397

			15,731,397

Washington—3.9%
King County GO (ABN AMRO Munitops Trust Certificates) Series 2001-1 DN (MBIA Insurance) (VMIG-1)
1.14%(b)	11/07/03	2,500	2,500,000
King County School District RB (Highline Public Schools Project) Series 2002 DN (FGIC Insurance) (A-1)
1.14%(b)	11/07/03	11,750	11,750,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Washington (continued)
Seattle GO (Bear Stearns Municipal Trust Receipts) Series 2003 SGA-142 DN (Societe Generale LOC) (A-1+)
1.11%(b)	11/07/03	$4,000	$4,000,000
Seattle Municipal Light & Power RB (First Union Merlots Trust Receipts) Series 2001A-56 DN (First Union Bank LOC) (VMIG-1)
1.14%(b)	11/07/03	7,455	7,455,000
Spokane County School District No. 081 GO Series 2003R-4000 DN (FSA Insurance, Citibank Liquidity Facility) (VMIG-1)
1.12%(b)	11/07/03	3,600	3,600,000
Washington GO (Piper Jaffray Trust Certificates) Series 2002G DN (Bank of New York LOC) (VMIG-1)
1.16%(b)	11/07/03	5,170	5,170,000
Washington GO (Wachovia Merlots Trust Receipts) Series 2002A-57 DN (MBIA Insurance)
1.14%(b)	11/07/03	7,360	7,360,000
Washington State GO (Motor Vehicle Fuel Tax Project) Series 2003B MB
4.00%	07/01/04	4,895	4,993,727
Washington State GO Series 2003A MB
4.00%	07/01/04	6,645	6,779,023
Washington State Housing Finance Community Nonprofit Housing RB (Emerald Heights Project) Series 2003 DN (Bank of America LOC) (F1+)
1.10%(b)	11/03/03	10,160	10,160,000

			63,767,750

Wisconsin—1.9%
Appleton Redevelopment Authority RB (Fox City Project) Series 2001B DN (Bank One N.A. LOC) (VMIG-1)
1.15%(b)	11/07/03	6,600	6,600,000
Southeast Wisconsin Professional Baseball Park District Sales Tax RB (First Union Merlot Trust Receipts) Series 2000Y DN (MBIA Insurance) (VMIG-1)
1.14%(b)	11/07/03	3,000	3,000,000

See accompanying notes to financial statements.

MuniFund Portfolio

Statement of Net Assets (Concluded)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Wisconsin (continued)
Wisconsin State Health & Educational Facilities Authority RB (Edgewood College Project) Series 1997 DN (Banc One N.A. LOC)
1.20%(b)	11/07/03	$6,775	$6,775,000
Wisconsin State Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (Marshall & Ilsley Bank LOC) (A-1)
1.10%(b)	11/07/03	2,445	2,445,000
Wisconsin State Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (Marshall & Ilsley Bank LOC) (A-1)
1.10%(b)	11/07/03	11,200	11,200,000

			30,020,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $1,566,532,421(a))	97.0%	1,566,532,421
OTHER ASSETS IN EXCESS OF LIABILITIES	3.0%	48,961,374

NET ASSETS (Equivalent to $1.00 per share based on 1,549,964,878 Institutional Shares, 37,753,340 Dollar Shares, 22,422,307 Cash Management Shares and 5,371,047 Bear Stearns Shares outstanding)	100.0%	$1,615,493,795

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($1,615,493,795 ÷ 1,615,511,572)		$1.00

(a)	Cost for federal income tax purposes is $1,566,552,502.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

MuniFund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$1,221,250,185	78.2%
31-60 Days	21,450,000	1.4
61-90 Days	37,900,000	2.4
91-120 Days	1,000,000	0.1
121-150 Days	18,070,000	1.2
Over 150 Days	264,020,000	16.7

Average Weighted Maturity—50 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

MuniCash Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

MUNICIPAL BONDS—94.1%
Alabama—5.0%
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (South Trust Bank LOC)
1.25%(b)	11/07/03	$1,000	$1,000,000
Columbia IDRB (Alabama Power Project) Series 1995B DN (A-1, VMIG-1)
1.12%(b)	11/03/03	2,300	2,300,000
Columbia IDRB (Alabama Power Project) Series 1998A AMT DN (A-1, VMIG-1)
1.17%(b)	11/03/03	5,400	5,400,000
Columbia IDRB (Alabama Power Project) Series 1999A DN (A-1, VMIG-1)
1.12%(b)	11/03/03	15,100	15,100,000
Homewood Educational Development Authority RB (Samford University Project) Series 1999 DN (Bank of Nova Scotia LOC) (VMIG-1)
1.12%(b)	11/03/03	23,890	23,890,000
Jefferson County GO Warrants Series 2001B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.12%(b)	11/03/03	48,345	48,345,000
Madison School GO Warrants Series 1994 MB
6.00%	02/01/04	500	515,871
Mobile GO Series 1996 MB
5.50%	02/15/04	1,095	1,108,961
Steele Industrial Development Board RB Series 2001 AMT DN (South Trust Bank LOC)
1.25%(b)	11/07/03	4,000	4,000,000
Tuscaloosa IDRB Series 2000A AMT DN (South Trust Bank LOC)
1.30%(b)	11/07/03	1,480	1,480,000
Valdez Marine Terminal RB (Exxon Mobile Incorporated Project) Series 2003A DN (A-1+, VMIG-1)
1.15%(b)	11/07/03	4,900	4,900,000

			108,039,832

Arizona—0.3%
Phoenix IDRB (Leggett & Platt Incorporated Project) AMT DN (Wachovia Bank LOC)
1.15%(b)	11/07/03	5,170	5,170,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)

Arizona (continued)
Pima County Industrial Development Authority RB (Senior Living Facilities-La Posada Project) Series 2002A DN (Lasalle National Bank LOC)
1.05%(b)	11/07/03	$1,600	$1,600,000

			6,770,000

Arkansas—0.4%
Arkansas Development Finance Authority Correction Facilities RB Series 2003A MB
3.00%	11/15/03	1,545	1,546,111
City of Blytheville IDRB (Nucor Corporation Project) Series 1998 AMT DN (A-1+, P-1)
1.13%(b)	11/07/03	3,000	3,000,000
Fort Smith Sales & Use Tax RB Series 2001A MB (AA-)
4.00%	12/01/03	1,320	1,322,682
Jonesboro City RB (Water & Light Plant Public Utility System Project) Series 2003 MB (Kredietbank LOC)
2.50%	11/15/03	1,470	1,470,789
Pine Bluff School District No. 003 GO Series 2003 MB
2.50%	06/01/04	485	488,907
Rogers School District No. 030 GO Series 2003A MB (AMBAC Insurance) (Aaa)
3.00%	02/01/04	1,725	1,731,020

			9,559,509

California—7.4%
California Revenue Anticipation Warrants Series 2003A MB (Bank of America, Goldman Sachs, Morgan Stanley, Citibank SBPA)
2.00%	06/16/04	115,000	115,628,730
California State RB Series 2003A-1 RAN (Nordea Bank LOC) (SP-1+, MIG-1, F1+)
2.00%	06/23/04	8,000	8,047,590
California Statewide Communities Development Authority Multi-Family RB (Parkwood Apartments Project) Series 2002 PT-1375 AMT DN (Federal National Mortgage Association Guaranty)
1.20%(b)	11/07/03	3,900	3,900,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)

California (continued)
California Statewide Communities Development Authority Multi-Family RB Series 2001 PT-353 AMT DN (Merrill Lynch & Company Guaranty) (A-1C+)
1.22%(b)	11/07/03	$11,185	$11,185,000
California Statewide Communities Development Authority Multi-Family RB Series 2003 PT-2001 AMT DN (Merrill Lynch & Company Guaranty)
1.22%(b)	11/07/03	2,500	2,500,000
Los Angeles International Airport RB (LAX Two Corporation Project) DN (Societe General LOC) (A+)
1.15%(b)	11/03/03	100	100,000
Los Angeles Wastewater Systems Subordinate RB Series 2001A MB (FGIC Insurance) (A-1+, MIG-1)
1.25%	12/05/03	4,000	4,000,000
Southern California Home Finance Authority Single Family Mortgage RB Series 2003 PT-772 AMT DN (FGIC Insurance, Merrill Lynch SBPA)
1.16%(b)	11/07/03	14,030	14,030,000

			159,391,320

Colorado—1.2%
Colorado Health Facilities Authority Economic Development RB (Johnson Publishing Company Project) Series 1999A AMT DN (Banc One N.A. LOC)
1.30%(b)	11/07/03	2,010	2,010,000
Denver City & County Airport RB Series 2002A-61 AMT DN (Wachovia Bank LOC) (VMIG-1)
1.19%(b)	11/07/03	11,060	11,060,000
Denver City & County Airport RB Series 2003 PA-1186 AMT DN (AMBAC Insurance, Merrill Lynch & Company Guaranty)
1.17%(b)	11/07/03	2,490	2,490,000
Denver City & County Airport RB Series 2003 PT-754 AMT DN (MBIA Insurance, Merrill Lynch SBPA)
1.17%(b)	11/07/03	6,495	6,495,000
Denver City & County Airport RB Series 2003E DN (FGIC Insurance, Bank of New York LOC) (A-1+)
1.15%(b)	11/07/03	2,300	2,300,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)

Colorado (continued)
Pueblo County Rural School District No. 070 GO Series 2003 MB (FSA Insurance) (AAA, Aaa)
2.00%	12/01/03	$1,030	$1,030,714

			25,385,714

Connecticut—0.1%
Connecticut Development Authority IDRB (Atlas Container LLC Project) Series 2003 AMT DN (LaSalle Bank N.A. LOC)
1.25%(b)	11/07/03	1,394	1,394,000
Connecticut Regional School District No. 16 GO Series 2003 MB
2.00%	03/15/04	1,080	1,084,536

			2,478,536

District of Columbia—0.1%
Metropolitan Washington DC Airport Authority Systems RB Series 2003 PT-1991 AMT DN (AIG Insurance, Merrill Lynch SBPA) (F1+)
1.17%(b)	11/07/03	3,260	3,260,000

Florida—1.1%
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron Incorporated Guaranty) (A-2, P-2)
2.20%(b)	11/07/03	6,000	6,000,000
Hillborough Aviation Authority RB Series 2003 PT-745 AMT DN (MBIA Insurance, Svenska Bank SBPA)
1.17%(b)	11/07/03	1,000	1,000,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries Incorporated Project) Series 2002 AMT DN (Huntington Bank LOC)
1.25%(b)	11/07/03	2,130	2,130,000
Lee County IDRB Series 1997 AMT DN (Key Bank N.A. LOC)
1.24%(b)	11/07/03	2,025	2,025,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984D MB (National Rural Utilities LOC) (A-1)
1.05%	12/15/03	4,650	4,650,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Florida (continued)

Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984H-3 MB (National Rural Utilities LOC) (A-1, MIG-1)
1.02%	03/15/04	$8,800	$8,800,000

			24,605,000

Georgia—3.7%
Albany MB Series 2003 TRAN
1.38%	12/31/03	5,000	5,001,015
Atlanta Urban Residential Finance Authority Multi-Family RB Series 2003 PT-2002 AMT DN (F1+)
1.23%(b)	11/07/03	2,785	2,785,000
Clayton County Development Authority Special Facilities RB (Delta Airlines Project) Series 2000B DN (General Electric Capital Corporation LOC) (A-2, VMIG-1)
1.18%(b)	11/07/03	11,100	11,100,000
Clayton County Development Authority Special Facilities RB (Delta Airlines Project ) Series 2000C AMT DN (General Electric Capital Corporation LOC) (A-2, VMIG-1)
1.15%(b)	11/07/03	15,000	15,000,000
Cobb County Multi-Family Housing Authority RB Series 2003 PT-1963 DN (Merrill Lynch & Company Guaranty)
1.23%(b)	11/07/03	14,395	14,395,000
Dooly County IDRB (Hamburg Enterprises Project) Series 2003 AMT DN (Fifth Third Bank N.A. LOC)
1.14%(b)	11/07/03	1,000	1,000,000
Douglas County Board of Commissioners RB Series 2003 TAN
1.25%	12/30/03	8,000	8,001,904
Gainesville Housing Authority RB Series 2003 PT-1985 DN (Merrill Lynch SBPA)
1.23%(b)	11/07/03	3,470	3,470,000
Gordon County IDA RB (Aladdin Manufacturing Project) Series 1997A AMT DN (Wachovia Bank LOC)
1.20%(b)	11/07/03	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Project) Series 1997B DN
1.20%(b)	11/07/03	1,000	1,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Georgia (continued)
Griffin-Spalding County IDRB (Woodland Industries Project) Series 2000 AMT DN (Wachovia Bank LOC) (A-1+)
1.20%(b)	11/07/03	$2,150	$2,150,000
Gwinnett County IDRB (Suzanna Project) Series 2001A AMT DN (Wachovia Bank LOC) (VMIG-1)
1.20%(b)	11/07/03	3,350	3,350,000
Jasper City Multi-Family Housing RB Series 2003 PT-2013 AMT DN (Merrill Lynch & Company Guaranty)
1.23%(b)	11/07/03	2,640	2,640,000
Laurens County IDRB (Aladdin Manufacturing Corporation Project) Series 1997 AMT DN (Wachovia Bank LOC)
1.20%(b)	11/07/03	1,000	1,000,000
Thomaston-Upson IDA RB (Southern Mills Project) Series 1999 DN (Wachovia Bank LOC)
1.20%(b)	11/07/03	4,940	4,940,000
Whitefield County Educational Development Authority RB (Aladdin Solid Waste Disposal Project) Series 1999 AMT DN (Wachovia Bank LOC)
1.20%(b)	11/07/03	3,100	3,100,000

			79,932,919

Hawaii—0.8%
Hawaii Airport Systems RB (Bigelow Project) Series 2001A AMT DN (FGIC Insurance, Bear Stearns SBPA) (A-1)
1.17%(b)	11/07/03	8,800	8,800,000
Hawaii Airport Systems RB Series 1994 AMT MB (AMBAC Insurance)
5.75%	07/01/04	2,275	2,391,564
Hawaii Airport Systems RB Series 2003 PT-830 DN (Merrill Lynch & Company Guaranty)
1.17%(b)	11/07/03	2,230	2,230,000
Hawaii Housing Finance & Development Corporation Single Family Mortgage RB Series 2001A-15 AMT DN (First Union Bank LOC) (VMIG-1)
1.19%(b)	11/07/03	4,505	4,505,000

			17,926,564

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois—4.4%
Chicago IDRB (Goose Island Beer Company Project) AMT DN (First Bank Systems, N.A. LOC)
1.25%(b)	11/07/03	$1,400	$1,400,000
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (Lasalle National Bank LOC)
1.21%(b)	11/07/03	4,000	4,000,000
Chicago O’Hare International Airport RB (American Airlines Project) Series 2003 PT-1993 AMT DN (MBIA Insurance, Merrill Lynch SBPA) (F1+)
1.17%(b)	11/07/03	1,070	1,070,000
Chicago O’Hare International Airport RB (Municipal Trust Certificates) Series 2000A-ZTC-8 AMT DN (AMBAC Insurance, BNP Paribas SBPA) (VMIG-1)
1.25%(b)	11/07/03	14,980	14,980,000
Chicago O’Hare International Airport RB (Second Lien Passenger Facility Project) Series 2001C AMT DN (First Union Bank LOC) (VMIG-1)
1.19%(b)	11/07/03	5,660	5,660,000
Cook County GO Series 1993A MB (MBIA Insurance) (AAA, Aaa)
5.00%	11/15/03	9,175	9,189,268
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 AMT DN (Lasalle National Bank LOC) (A-1+)
1.25%(b)	11/07/03	1,915	1,915,000
Harvard Multi-Family Housing RB (Northfield Court Project) Series 1999 AMT DN (Lasalle National Bank LOC) (A-1+)
1.25%(b)	11/07/03	7,350	7,350,000
Illinois Development Finance Authority IDRB (Big Bolt Corporation Project) Series 1996 AMT DN (ABN-AMRO Bank N.V. LOC)
1.25%(b)	11/07/03	2,700	2,700,000
Illinois Development Finance Authority IDRB (Cano Packaging Corporation Project) Series 2001 AMT DN (Lasalle National Bank LOC)
1.21%(b)	11/07/03	2,390	2,390,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (Lasalle National Bank LOC)
1.25%(b)	11/07/03	$2,000	$2,000,000
Illinois GO (ABN AMRO Munitops Trust Certificates) Series 2002-23 MB (MBIA Insurance)
1.07%	11/10/03	2,100	2,100,000
Illinois Health Facilities Authority RB (Central Baptist Home Project) Series 1999B DN (M & T Bank Corp. LOC) (VMIG-1)
1.10%(b)	11/07/03	3,300	3,300,000
Illinois Health Facilities Authority RB (Lutheran Home & Services Project) Series 2001 DN (M & T Bank Corp. LOC) (A-1+)
1.10%(b)	11/07/03	2,200	2,200,000
Illinois Health Facilities Authority RB (Northwestern Memorial Hospital Project) Series 1995 DN (A-1+, VMIG-1)
1.15%(b)	11/03/03	2,000	2,000,000
Illinois Industrial Development Finance Authority RB (Forty Foot High Realty LLC Project) Series 2002 AMT DN (Charter One Financial LOC)
1.39%(b)	11/07/03	1,150	1,150,000
Illinois Industrial Development Finance Authority RB (Mason Corporation Project) Series 2000A AMT DN (Lasalle National Bank LOC)
1.25%(b)	11/07/03	5,355	5,355,000
Illinois Regional Transportation Authority RB (First Union Merlots Trust Receipts) Series 2002A-24 DN (Wachovia Bank LOC) (VMIG-1)
1.14%(b)	11/07/03	5,000	5,000,000
Illinois State GO Series 2003 MB
2.00%	04/15/04	15,000	15,069,327
Naperville Economic Development Authority RB (Independence Village Associates Project) Series 1994 DN (National City Bank LOC)
1.10%(b)	11/07/03	1,995	1,995,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Sangamon County IDRB (Contech Construction Incorporated Project) Series 1997 AMT DN (Mellon Bank N.A. LOC) (VMIG-1)
1.21%(b)	11/07/03	$1,100	$1,100,000
Springfield Community Improvement RB Series 2000 AMT DN (National City Bank LOC)
1.21%(b)	11/07/03	915	915,000
Upper River Valley IDRB (Advanced Drainage System Project) Series 2002 AMT DN (National City Bank LOC)
1.21%(b)	11/07/03	1,900	1,900,000

			94,738,595

Indiana—2.3%
Bremen IDRB (Universal Bearings Incorporated Project) Series 1996A AMT DN (Key Bank N.A. LOC) (A-1, P-1)
1.24%(b)	11/07/03	3,770	3,770,000
Elkhart Economic Development RB (Jameson Inns Incorporated Project) AMT DN (Firstar Bank N.A. LOC)
1.35%(b)	11/07/03	3,030	3,030,000
Elkhart Industrial Multi-Family RB (Pedcor Investments Living LP Project) Series 2002A AMT DN (Federal Home Loan Bank Guaranty) (VMIG-1)
1.15%(b)	11/07/03	8,000	8,000,000
Elkhart Industrial Multi-Family RB (Pedcor Investments Living LP Project) Series 2002B AMT DN (Federal Home Loan Bank Guaranty) (VMIG-1)
1.15%(b)	11/07/03	900	900,000
Fort Wayne Economic Development Authority RB (Advanced Machine & Tool Project) Series 2001 AMT DN (National City Bank LOC)
1.21%(b)	11/07/03	2,160	2,160,000
Huntingburg Multi-Family RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty)
1.26%(b)	11/07/03	2,350	2,350,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Indiana (continued)
Indiana Development Finance Authority Economic Development RB (Saroyan Hardwoods Incorporated Project) Series 1994 AMT DN (FifthThird Bank LOC)
1.30%(b)	11/07/03	$1,100	$1,100,000
Indiana Development Finance Authority IDRB (Enterprise Center II Project) Series 1992 AMT DN (Bank One N.A. LOC) (A-1)
1.14%(b)	11/07/03	3,000	3,000,000
Indiana Economic Development Finance Authority RB (Morris Manufacturing & Sales Corporation Project) Series 2002 AMT DN (National City Bank LOC)
1.21%(b)	11/07/03	2,700	2,700,000
Indiana Port Commission RB (Kosmos Cement Project) Series 2000 AMT DN (Wachovia Bank LOC) (A-1+)
1.25%(b)	11/07/03	5,500	5,500,000
Indianapolis IDRB (Public Import Board Project) Series 2003 PT-731 AMT DN (FSA Insurance, Danske Bank LOC) (A-1)
1.17%(b)	11/07/03	2,550	2,550,000
Jeffersonville Economic Development Authority RB (Scansteel Project) Series 1998 AMT DN (National City Bank LOC)
1.21%(b)	11/07/03	1,335	1,335,000
Orleans Economic Development RB (Almana Limited Liability Company Project) Series 1995 AMT DN (National Bank of Detriot LOC)
1.25%(b)	11/07/03	3,000	3,000,000
Scottsburg Economic Development Authority RB (American Plastic Corporation Project) Series 2000 AMT DN (National City Bank LOC)
1.21%(b)	11/07/03	1,175	1,175,000
South Bend Economic Development Authority RB (SGW Realty LLC Project) Series 1998 AMT DN (National City Bank LOC)
1.21%(b)	11/07/03	1,050	1,050,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Indiana (continued)
St. Joseph County Industrial Economic Development RB (Midcorr Land Development LLC Project) Series 2002 DN (National City Bank LOC)
1.21%(b)	11/07/03	$3,570	$3,570,000
Terre Haute Industrial Economic Development RB (Jameson Inns Incorporated Project) Series 1999 AMT DN (Firstar Bank N.A. LOC) (A-1C+)
1.35%(b)	11/07/03	3,435	3,435,000

			48,625,000

Iowa—0.6%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (First Bank Systems LOC)
1.30%(b)	11/07/03	1,000	1,000,000
Iowa Finance Authority Economic Development RB (West Liberty Foods Project) Series 2002 AMT DN (Bank One N.A. LOC)
1.31%(b)	11/07/03	3,595	3,595,000
Urbandale IDA RB (Interstate Acres LP Project) Series 1994 DN (Principle Mutual Life Insurance Guaranty)
1.35%(b)	11/07/03	6,000	6,000,000
West Burlington IDRB (Borghi Oilhydraulic Project) Series 2001A AMT DN (Bank One N.A. LOC)
1.30%(b)	11/07/03	1,345	1,345,000

			11,940,000

Kansas—0.1%
Johnson County Public Building Common Lease Purchase RB Series 2003A MB (AA+, Aa2)
2.38%	09/01/04	1,000	1,010,060
Shawnee Private Activity RB (Simmons Company Project) AMT DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.15%(b)	11/07/03	2,285	2,285,000

			3,295,060

Kentucky—4.6%
Boyd County Sewer & Solid Waste RB (Air Products & Chemicals Project) Series 2003 AMT DN
1.25%(b)	11/07/03	1,275	1,275,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Kentucky (continued)
City of Wilder Industrial Building RB (Saratoga Investments Limited Partnerships Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC)
1.25%(b)	11/07/03	$1,225	$1,225,000
Clark County PCRB (Kentucky Power Project) Series 1984J-2 MB (National Rural Utilities Co-op LOC) (A-1, MIG-1)
1.00%	04/15/04	4,590	4,590,000
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (First Bank Systems LOC)
1.30%(b)	11/07/03	2,090	2,090,000
Elsmere IDRB (International Mold Steel Incorporated Project) Series 1996 AMT DN (Star Banc Corporation LOC)
1.25%(b)	11/07/03	1,530	1,530,000
Henderson County Solid Waste Disposal RB (Hudson Foods Incorporated Project) Series 1995 AMT DN (Rabo Bank Nederland LOC) (VMIG-1)
1.25%(b)	11/07/03	5,000	5,000,000
Henderson Industrial Building RB (Shamrock Technologies Project) Series 1997 AMT DN (First Union National Bank LOC)
1.25%(b)	11/07/03	1,536	1,536,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Company Project) Series 1999 AMT DN (Bank One N.A. LOC)
1.30%(b)	11/07/03	4,020	4,020,000
Kenton County Airport Board Special Facilities RB Series 2002A AMT DN (General Electric LOC) (A-1+, VMIG-1)
1.18%(b)	11/07/03	8,600	8,600,000
Kentucky Housing Corporation Single Family Mortgage RB Series 2003 PT-740 AMT DN (FGIC Insurance, Merrill Lynch & Company Guaranty)
1.17%(b)	11/07/03	16,415	16,415,000
Kentucky Housing Corporation Single Family Mortgage RB Series 2003 PT-863 AMT DN (Merrill Lynch & Company Guaranty) (VMIG-1)
1.17%(b)	11/07/03	33,325	33,325,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Kentucky (continued)
Kentucky Housing Corporation Single Family Mortgage RB Series 2003 PT-868 AMT DN (FGIC insurance, Merrill Lynch SBPA) (VMIG-1)
1.17%(b)	11/07/03	$6,240	$6,240,000
Lexington Central Corporation Mortgage RB Series 2003A MB
2.00%	10/01/04	2,000	2,014,500
McCreary County Industrial Building RB (Le Sportsac Incorporated Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC)
1.12%(b)	11/07/03	1,300	1,300,000
McCreary IDRB (Le Sportsac Incorporated Project) Series 1998B AMT DN (Fifth Third Bank N.A. LOC)
1.12%(b)	11/07/03	1,670	1,670,000
McCreary IDRB (Le Sportsac Incorporated Project) Series 1999B-3 AMT DN (Fifth Third Bank N.A. LOC)
1.12%(b)	11/07/03	3,685	3,685,000
Pulaski County Solid Waste Disposal Facilities PCRB (Natural Rural Utilities for East Kentucky Power Project) Series 1993B AMT MB (MIG-1)
1.10%	02/17/04	2,900	2,900,000
University of Kentucky RB (Educational Buildings Project) Series 20030 MB (Aa3)
2.25%	05/01/04	565	568,023

			97,983,523

Louisiana—2.5%
Calcasieu Parish Industrial Development Board PCRB (PPG Industries Incorporated Project) Series 1992 DN (A-1)
1.20%(b)	11/07/03	14,450	14,450,000
Calcasieu Parish Public Trust Authority Solid Waste Disposal RB (PPG Industries Incorporated Project) Series 1994 DN (A-1)
1.25%(b)	11/07/03	7,300	7,300,000
Donaldsonville IDRB (John Folse & Company Incorporated Project) Series 2003 DN (Amsouth Bank LOC)
1.21%(b)	11/07/03	2,150	2,150,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Louisiana (continued)
Iberville Parish PCRB (Air Products Corporation Project) Series 1992 DN (A-1)
1.20%(b)	11/07/03	$2,200	$2,200,000
Lafayette Educational Development Authority RB (Holt County Project) Series 1990 DN (Rabo Bank Nederland LOC)
1.35%(b)	11/07/03	3,205	3,205,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School Incorporated Project) Series 2002 DN (Bank One N.A. LOC)
1.30%(b)	11/07/03	1,605	1,605,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2002 AMT DN (A-1, P-1)
1.25%(b)	11/07/03	3,000	3,000,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank N.A. LOC)
1.21%(b)	11/07/03	2,815	2,815,000
Plaquemines Port Harbor & Terminal Distribution Port Facilities RB (Chevron Pipe Line Company Project) Series 1984 MB (Chevron Texaco Guaranty) (Aa2)
1.00%	09/01/04	9,000	8,988,798
West Baton Rouge Parish IDRB (Dow Chemical Company Project) Series 1994B DN (P-2)
1.41%(b)	11/03/03	8,900	8,900,000

			54,613,798

Maryland—3.7%
Baltimore County RB (Golf Systems Project) Series 2001 DN (M & T Bank Corp. LOC) (A-2)
1.15%(b)	11/07/03	5,200	5,200,000
Baltimore County RB (St. Paul’s School For Girls Project) Series 2000 DN (M & T Bank Corp. LOC ) (A-2)
1.15%(b)	11/07/03	8,555	8,555,000
Maryland Economic Development Corporation RB (Associated Catholic Incorporated Project) Series 2002 DN (VMIG-1)
1.15%(b)	11/07/03	5,265	5,265,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Maryland (continued)
Maryland Economic Development Corporation RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M & T Bank Corp. LOC) (A-1)
1.25%(b)	11/03/03	$1,590	$1,590,000
Maryland Economic Development Corporation RB (Lithographing Company Project) Series 2001 AMT DN (M & T Bank Corp. LOC) (A-1)
1.25%(b)	11/07/03	3,555	3,555,000
Maryland Economic Development Corporation RB (Mirage Tucker LLC Facilities Project) Series 2002 DN (M & T Bank Corp. LOC) (VMIG-1)
1.25%(b)	11/07/03	1,400	1,400,000
Maryland Economic Development Corporation RB (Pharmaceutics International Project) Series 2001A AMT DN (M & T Bank Corp. LOC) (A-1)
1.25%(b)	11/07/03	6,200	6,200,000
Maryland Economic Development Corporation RB (Redrock LLC Facilities Project) Series 2002 DN (M & T Bank Corp. LOC) (VMIG-1)
1.30%(b)	11/07/03	2,500	2,500,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (M & T Bank Corp. LOC)
1.15%(b)	11/07/03	10,000	10,000,000
Maryland Health & Higher Education Facilities Authority RB (Doctors Community Hospital Project) Series 1997 DN (M & T Bank Corp. LOC) (A-1)
1.07%(b)	11/07/03	6,145	6,145,000
Maryland Industrial Development Financing Authority RB (Brass Mill Road Project) Series 1995 DN (M & T Bank Corp. LOC) (A-1)
1.20%(b)	11/07/03	1,680	1,680,000
Maryland Industrial Development Financing Authority RB (Patapsco Association Project) Series 1995 DN (M & T Bank Corp. LOC) (A-1)
1.20%(b)	11/07/03	1,425	1,425,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Maryland (continued)
Montgomery County Economic Development Authority RB (Brooke Grove Foundation Incorporated Project) Series 1998 DN (M & T Bank Corp. LOC) (A-1)
1.12%(b)	11/07/03	$4,775	$4,775,000
Montgomery County Housing Finance Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2001 PT-1276 AMT DN (Merrill Lynch & Company Guaranty) (A-1C+)
1.23%(b)	11/07/03	4,990	4,990,000
Montgomery County RB (Ivymount School Incorporated Facilites Project) Series 2000 DN (M & T Bank Corp. LOC) (A-1)
1.20%(b)	11/07/03	2,900	2,900,000
Northeast Solid Waste Disposal Authority RB Series 2003 PT-766 AMT DN (AMBAC Insurance, LandesBank Hessen SBPA)
1.15%(b)	11/07/03	7,730	7,730,000
Prince Georges County RB (Parsons Paper Facilities Project) Series 1987 DN (M & T Bank Corp. LOC)
1.13%(b)	11/03/03	3,700	3,700,000
Wicomico County Economic Development RB (Plymouth Tube Company Project) Series 1996 AMT DN (Bank One N.A. LOC) (VMIG-1)
1.30%(b)	11/07/03	1,500	1,500,000

			79,110,000

Massachusetts—8.5%
Bedford County GO Series 2003 BAN
1.70%	05/06/04	3,871	3,883,140
Chelmsford County GO Series 2003 BAN (MIG-1)
1.63%	04/22/04	2,000	2,004,810
Commonwealth of Massachusetts GO (First Union Merlots Trust Receipts) Series 2002A-9 DN (FSA Insurance) (A-1)
1.10%(b)	11/07/03	1,490	1,490,000
Leicester Water District GO Series 2003 BAN
2.00%	06/03/04	2,000	2,010,218
Marlborough GO Series 2003 RAN
1.20%	06/17/04	5,685	5,694,692

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Massachusetts (continued)
Massachusetts Bay Transportation Authority RB (General Transportation Systems Project) Series 1994B MB
5.90%	03/01/04	$1,450	$1,504,526
Massachusettes Development Finance Agency Multi-Family Housing RB (Carleton Willard Village Project) Series 2000 DN (Fleet National Bank N.A. LOC) (A-1)
1.05%(b)	11/07/03	13,700	13,700,000
Massachusettes Development Finance Authority Multi-Family Housing RB (Georgetown Village Apartments Project) Series 2003A AMT DN (Federal National Mortgage Association Guaranty)
1.14%(b)	11/07/03	4,100	4,100,000
Massachusettes Housing Finance Agency RB (Single Family Notes Project) Series 2003M AMT MB
1.15%	05/01/04	5,000	5,000,000
Massachusettes Industrial Finance Agency Healthcare Facilities RB (Jewish Geriatric Services Project) Series 1997A DN (Bank of Boston LOC) (A-1+)
1.00%(b)	11/07/03	5,665	5,665,000
Massachusetts Educational Financing Authority Loan RB Series 1998C MB
4.20%	12/01/03	1,140	1,142,805
Middleborough GO Series 2003 BAN (MIG-1)
2.00%	03/04/04	5,127	5,142,101
Natick City GO Series 2003 BAN
2.00%	04/30/04	3,150	3,163,746
Old Rochester Regional School District GO Series 2003 BAN
2.00%	04/30/04	4,000	4,017,255
Quincy County GO Series 2003 BAN (MIG-1)
1.85%	03/12/04	4,300	4,312,272
Rutland GO Series 2003 BAN
1.75%	04/22/04	3,641	3,653,494
Scituate County GO Series 2003 BAN
2.00%	03/04/04	12,170	12,206,691
Walpole GO Series 2003 BAN (MIG-1)
2.00%	11/04/04	25,000	25,228,750
Wellesley GO Series 2003 BAN
1.15%	06/03/04	6,250	6,255,427

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Massachusetts (continued)
Westborough GO Series 2003 BAN
1.30%	05/21/04	$11,375	$11,388,698
1.38%	05/21/04	18,000	18,029,468
Weston GO Series 2003 BAN
1.10%	02/13/04	23,044	23,050,430
Weymouth GO Series 2003 BAN
1.38%	05/19/04	10,000	10,015,628
Winthrop County GO Seires 2003 BAN (MIG-1)
1.55%	03/18/04	10,425	10,444,445

			183,103,596

Michigan—2.8%
Detroit Economic Development Authority RB (E.H. Association Limited Project) Series 2002 DN (Charter One Financial LOC)
1.19%(b)	11/07/03	1,370	1,370,000
Detroit Economic Development Authority RB (First Union Merlots Trust Receipts) Series 2001A-90 AMT DN (First Union Bank LOC) (VMIG-1)
1.19%(b)	11/07/03	2,500	2,500,000
Detroit Sewer Disposal RB Series 2003B-41 DN (Wachovia Bank LOC)
1.14%(b)	11/07/03	800	800,000
Jackson Public Schools GO (Student Aid Anticipation Notes) Series 2003 MB
2.00%	05/21/04	1,745	1,754,373
Macomb Hospital Finance Authority RB (MT Clemens General Project) Series 2003A-1 DN (Comerica Bank LOC) (VMIG-1)
1.15%(b)	11/07/03	6,900	6,900,000
Macomb Hospital Finance Authority RB (MT Clemens General Project) Series 2003A-2 DN (Comercia Bank LOC)
1.17%(b)	11/07/03	4,900	4,900,000
Michigan State Hospital Finance Authority RB (Crittenton Hospital Project) Series 2003A DN
1.17%(b)	11/03/03	7,500	7,500,000
Michigan Strategic Fund Limited Obligation RB (Alpha Technology Corporation Project) Series 1997 AMT DN
1.21%(b)	11/07/03	2,000	2,000,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Michigan (continued)
Michigan Strategic Fund Limited Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC)
1.30%(b)	11/07/03	$3,200	$3,200,000
Michigan Strategic Fund Limited Obligation RB (Bayloff Properties Project) Series 1998 AMT DN (National City Bank LOC)
1.21%(b)	11/07/03	1,000	1,000,000
Michigan Strategic Fund Limited Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank LOC)
1.30%(b)	11/07/03	2,510	2,510,000
Michigan Strategic Fund Limited Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank LOC)
1.30%(b)	11/07/03	4,800	4,800,000
Michigan Strategic Fund Limited Obligation RB (Kay Screen Printing Incorporated Project) Series 2000 AMT DN (Bank One N.A. LOC)
1.30%(b)	11/07/03	1,400	1,400,000
Michigan Strategic Fund Limited Obligation RB (Midwest Glass Fabricators Incorporated Project) Series 2001 DN (Bank of America LOC)
1.25%(b)	11/07/03	2,635	2,635,000
Michigan Strategic Fund Limited Obligation RB (PFG Enterprises Incorporated Project) Series 2001 AMT DN (Huntington Bank LOC)
1.40%(b)	11/07/03	900	900,000
Michigan Strategic Fund Limited Obligation RB (Saginaw Production Corporation Project) Series 2001 AMT DN (Comerica Bank LOC)
1.30%(b)	11/07/03	3,400	3,400,000
Michigan Strategic Fund Limited Obligation RB (Sparta Foundry Incorporated Project) Series 1999 AMT DN (Old Kent Bank & Trust Company LOC)
1.21%(b)	11/07/03	1,400	1,400,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Michigan (continued)
Michigan Strategic Fund Limited Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank LOC)
1.30%(b)	11/07/03	$3,400	$3,400,000
Michigan Strategic Fund Limited Obligation RB (VK & W Investors LLC Project) Series 2000 AMT DN (Comerica Bank LOC)
1.30%(b)	11/07/03	3,000	3,000,000
Oakland County Educational Limited Obligation RB Series 2000 AMT DN (Bank One N.A. LOC)
1.30%(b)	11/07/03	5,200	5,200,000

			60,569,373

Minnesota—0.4%
Minneapolis & St. Paul Metropolitan Airports Commission RB Series 2003 PT-727 AMT DN (FGIC Insurance, BNP Paribas SBPA) (A-1+)
1.17%(b)	11/07/03	1,800	1,800,000
Minneapolis GO Series 2003 DN (Wells Fargo Bank LOC) (A-1+, VMIG-1, F1+)
0.95%(b)	11/07/03	5,000	5,000,000
Plymouth Meeting IDRB (Scoville Press Incorporated Project) Series 1994 DN (Wells Fargo Bank LOC)
1.25%(b)	11/07/03	1,470	1,470,000

			8,270,000

Mississippi—0.5%
Hinds County School District GO Series 2003 MB (Aaa)
3.55%	03/15/04	420	424,822
Mississippi Business Finance Corporation RB (Mississippi Baking Company LLC Project) Series 1995 DN (M&T Bank Corp. LOC)
1.25%(b)	11/07/03	5,100	5,100,000
Mississippi Business Finance Corporation RB (Shuqualak Lumber Company Project) Series 2001 AMT DN (Bank One N.A. LOC)
1.30%(b)	11/07/03	2,500	2,500,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Mississippi (continued)
Mississippi Development Bank Special Obligation RB (Harrison Mississippi Bond Program) Series 2003 DN (AMBAC Insurance, BNP Paribas SBPA)
1.15%(b)	11/07/03	$1,770	$1,770,000

			9,794,822

Missouri—0.9%
Bridgeton IDRB (Gold Dust LLC Project) AMT DN (Commerce Bank LOC)
1.25%(b)	11/07/03	1,225	1,225,000
Medical Center Educational Building Corporation RB (Adult Hospital Project) Series 2001 DN (Amsouth Bank of Alabama LOC) (A-1)
1.05%(b)	11/07/03	10,000	10,000,000
St. Charles County IDRB (A.H. Land Development Project) Series 1996 AMT DN (Commerce Bank LOC) (A-1)
1.30%(b)	11/07/03	3,675	3,675,000
St. Charles County IDRB (Austin Machine Company Project) Series 2003A DN (Bank of America LOC)
1.20%(b)	11/07/03	1,920	1,920,000
St. Charles County IDRB (Patriot Machine Incorporated Project) Series 2002 AMT DN (U.S. Bank Corp. LOC)
1.22%(b)	11/07/03	3,500	3,500,000

			20,320,000

Montana—0.2%
Montana State Housing Board RB Series 2001A-41 AMT DN (First Union Bank LOC) (VMIG-1)
1.19%(b)	11/07/03	2,065	2,065,000
Montana State Housing Board RB Series 2002A-19 AMT DN (First Union Bank LOC) (VMIG-1)
1.19%(b)	11/07/03	2,960	2,960,000

			5,025,000

Nebraska—0.0%
Omaha Public Power RB (Nebraska Electric Project) Series 1992B MB
5.70%	02/01/04	1,000	1,011,233

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Nevada—0.1%
Clark County IDRB (Southwest Gas Corporation Project) Series 2003A AMT DN (Fleet National Bank LOC) (A-1, VMIG-1)
1.15%(b)	11/07/03	$2,500	$2,500,000

New Hampshire—0.3%
Nashua County GO Series 1996 MB
5.25%	11/01/03	750	750,000
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush Incorporated Project) Series 1997 AMT DN (Key Bank N.A. LOC)
1.24%(b)	11/07/03	1,565	1,565,000
New Hampshire Housing Finance Authority RB (First Union Merlots Trust Receipts) Series 2001A-51 AMT DN (First Union Bank LOC) (VMIG-1)
1.19%(b)	11/07/03	2,435	2,435,000
New Hampshire Housing Finance Authority RB (First Union Merlots Trust Receipts) Series 2001A-82 AMT DN (First Union Bank LOC) (VMIG-1)
1.19%(b)	11/07/03	2,560	2,560,000

			7,310,000

New Jersey—3.3%
Berkeley Township GO Series 2003 BAN
1.75%	05/20/04	2,263	2,270,837
Brick Township GO Series 2003B BAN
1.10%	02/13/04	8,841	8,847,947
East Brunswick Township GO Series 2003 BAN
1.00%	06/16/04	14,000	14,006,018
East Hanover Township GO Series 2003 BAN
2.00%	03/26/04	2,593	2,601,797
Hudson County RB (Wachovia Merlots Trust Receipts) Series 2002A-35 DN (Wachovia Bank LOC) (VMIG-1)
1.11%(b)	11/07/03	1,200	1,200,000
Jackson Township GO Series 2003 BAN
1.50%	12/11/03	1,500	1,501,043
Manchester Township MB Series 2003 BAN
2.00%	03/26/04	1,000	1,003,508
Montclair GO Series 2003 BAN
1.50%	05/28/04	10,612	10,638,979

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2003B RAN
1.10%	10/01/04	$2,000	$2,000,000
New Jersey Economic Development Authority RB (Nandan Community LLC Project) Series 2000 AMT DN (A-1)
1.10%(b)	11/07/03	950	950,000
New Jersey Economic Development Authority RB (Somerset Hills YMCA Project) Series 2003 DN
1.10%(b)	11/07/03	700	700,000
New Jersey Economic Development Authority RB Series 2001A AMT DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	500	500,000
New Jersey Health Care Facilities Financing Authority RB (Meridian Health System Project) Series 2003A DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.00%(b)	11/07/03	5,900	5,900,000
New Jersey Health Care Facilities Financing Authority RB (Wiley Mission Project) Series 2002 DN (VMIG-1)
1.05%(b)	11/07/03	2,000	2,000,000
New Jersey Health Care Facilities Financing Authority RB Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch SBPA) (A-1+)
1.08%(b)	11/07/03	2,975	2,975,000
New Jersey Housing & Mortgage Finance Agency RB (Home Buyer Project) Series 2003EE MB (MBIA Insurance)
1.10%	04/01/04	9,000	9,000,000
New Jersey Sports & Exposition Authority State Contract RB Series 1992C DN (MBIA Insurance) (A-1+)
1.00%(b)	11/07/03	1,200	1,200,000
New Jersey Transportation Trust Fund Authority RB Series 2002R-149 MB (AMBAC Insurance, Citbank Liquidity Facility)
1.20%	12/01/03	2,000	2,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New Jersey (continued)
New Jersey University of Medicine & Dentistry RB Series 2002B DN (Fleet National Bank N.A. LOC) (VMIG-1)
1.05%(b)	11/07/03	$700	$700,000

			69,995,129

New Mexico—0.1%
Dona Ana County IDRB (Merryweath Project) Series 1998 AMT DN (First Merit Bank N.A. LOC)
1.38%(b)	11/07/03	1,680	1,680,000

New York—4.4%
Lancaster IDA RB (Jiffy Tite Company Incorporated Project) Series 1997 AMT DN (Key Bank N.A. LOC)
1.24%(b)	11/07/03	1,720	1,720,000
Monroe County Asset Securitization Corporation RB Series 2003 PA-1210 DN (Merrill Lynch & Company Guaranty) (F1+)
1.19%(b)	11/07/03	15,000	15,000,000
New York GO Series 2003A RAN (SP-1+, MIG-1, F1+)
2.00%	04/15/04	12,500	12,560,312
New York Housing Finance Agency RB (360 West 43rd Street Housing Project) Series 2003 AMT DN (Hypoverinsbank LOC)
1.25%(b)	11/07/03	16,000	16,000,000
New York Housing Finance Agency RB (East 84th Street Project) Series 1995A AMT DN (Hypoverinsbank LOC) (VMIG-1)
1.05%(b)	11/07/03	35,600	35,600,000
New York Housing Finance Agency RB (Theatre Row Tower Project) Series 2001 AMT DN (Hypoverinsbank LOC)
1.25%(b)	11/07/03	5,000	5,000,000
New York Housing Finance Agency RB (Worth Street Housing Project) Series 2001A AMT DN (Bayerische Landesbank Girozentrale LOC) (VMIG-1)
1.25%(b)	11/07/03	2,500	2,500,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
New York State Energy Research & Development Authority PCRB (New York State Electric & Gas Corporation Project) Series 1994C DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.15%(b)	11/03/03	$1,600	$1,600,000
Onondaga IDRB (Midstate Printing Corporation Project) Series 2000 AMT DN (Key Bank N.A. LOC)
1.24%(b)	11/07/03	1,680	1,680,000
Ulster IDRB (Viking Industries Incorporated Project) Series 1998A AMT DN (Key Bank N.A. LOC)
1.24%(b)	11/07/03	1,755	1,755,000

			93,415,312

North Carolina—0.2%
Gates County IDRB (Coxe-Lewis Corporation Project) Series 1999 AMT DN (First Union National Bank LOC)
1.25%(b)	11/07/03	1,115	1,115,000
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corporation Project) Series 1999 AMT DN (Comerica Bank LOC)
1.30%(b)	11/07/03	200	200,000
North Carolina Housing Finance Authority RB (First Union Merlots Trust Receipts) Series 2001A-70 AMT DN (First Union Bank LOC) (VMIG-1)
1.19%(b)	11/07/03	1,090	1,090,000
Wake County Housing Finance Authority RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (Suntrust Bank LOC) (VMIG-1)
1.20%(b)	11/07/03	1,000	1,000,000

			3,405,000

North Dakota—0.5%
Mercer County Solid Waste Disposal RB (National Rural Utilities United Power Project) Series 1993U AMT MB (A-1, P-1)
1.15%	12/01/03	6,200	6,200,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
North Dakota (continued)
North Dakota Housing Finance Agency RB (First Union Merlots Trust Receipts) Series 2001A-19 AMT DN (First Union Bank LOC) (VMIG-1)
1.19%(b)	11/07/03	$3,685	$3,685,000

			9,885,000

Ohio—8.0%
American Municipal Power Authority RB (Bryan Project) BAN
1.20%	08/20/04	4,600	4,600,000
American Municipal Power Authority RB (Cleveland Public Power Project) Series 2003 BAN
1.10%	08/19/04	2,660	2,659,900
American Municipal Power Incorporated RB (Bowling Green Project) Series 2002 BAN
1.65%	12/04/03	2,300	2,300,000
American Municipal Power Incorporated RB (Deshler Project) Series 2003 BAN
1.10%	07/08/04	542	542,000
American Municipal Power Incorporated RB (Gorsuch Station Improvement Project) Series 2003A RAN
1.10%	04/01/04	2,390	2,390,000
American Municipal Power Incorporated RB (Gorsuch Station-Columbus Apartments Project) Series 2003A RAN
1.15%	04/01/04	435	435,000
American Municipal Power Incorporated RB (Lodi Villiage Project) Series 2003 BAN
1.20%	03/18/04	1,200	1,200,000
American Municipal Power Incorporated RB (Ohio Incorporated Project) Series 2002 BAN
1.90%	11/06/03	2,500	2,500,000
American Municipal Power Incorporated RB (Ohio Incorporated Project) Series 2003 BAN
1.20%	11/04/04	2,320	2,320,000
American Municipal Power Incorporated RB (Woodville Project) Series 2003 BAN
1.20%	07/22/04	1,300	1,300,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Avon GO Series 2003 BAN
1.30%	04/15/04	$1,200	$1,201,345
1.35%	04/15/04	570	570,638
Bedford Heights GO Series 2003 BAN
1.35%	04/15/04	770	770,861
Berea County GO Series 2003 BAN
1.15%	07/01/04	1,300	1,302,132
Blue Ash Recreation Facilites GO Series 2003 BAN
1.35%	02/05/04	1,100	1,100,484
Brecksville City GO Series 2003 BAN
1.35%	05/06/04	500	500,505
Brunswick GO Series 2003 BAN
1.25%	05/27/04	3,600	3,603,221
Cincinnati School District GO Series 2003 BAN (MIG-1)
1.30%	01/20/04	3,000	3,002,650
Cuyahoga Economic Development RB (Berea Childrens Home Project) Series 2000 DN (Huntington Bank LOC)
1.30%(b)	11/07/03	620	620,000
Cuyahoga Economic Development RB (Cleveland Botanical Garden Project) Series 2001 DN (M & T Bank Corp. LOC) (VMIG-1)
1.07%(b)	11/07/03	635	635,000
Dayton GO Series 2003 BAN
2.00%	02/26/04	1,200	1,203,592
Dayton-Montgomery County Port Authority RB Series 2003 BAN
1.85%	05/14/04	1,500	1,505,127
Defiance County GO Series 2003 BAN
1.25%	04/29/04	750	750,362
Delaware County Economic Development Authority RB (Columbus Zoological Park Project) Series 2003 DN
1.15%(b)	11/07/03	3,490	3,490,000
Fairfield County GO Series 2003 BAN
1.66%	12/18/03	648	648,364
1.52%	03/25/04	1,000	1,001,526
1.75%	04/15/04	1,500	1,504,029
Franklin County Healthcare Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington Bank LOC)
1.15%(b)	11/07/03	1,325	1,325,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Franklin County Hospital Facilities Referral & Improvement RB (U.S. Health Corporation of Columbus Project) Series 1996A DN (Morgan Guaranty Trust LOC) (VMIG-1)
1.10%(b)	11/07/03	$200	$200,000
Franklin County Municipal Securities Trust Certificates RB Series 2002A-9047 DN (AMBAC Insurance, Bear Stearns SBPA) (A-1)
1.14%(b)	11/07/03	7,590	7,590,000
Fulton County IDRB (Haas Door Company & Nofziger Doors International Incorporated Project) Series 1999 AMT DN (National City Bank LOC)
1.21%(b)	11/07/03	400	400,000
Galion GO Series 2003 BAN
1.63%	06/03/04	3,145	3,152,746
Geauga County GO Series 2003 BAN
1.30%	10/07/04	1,000	1,001,836
Hamilton County Economic Development RB (Taft Museum Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
1.07%(b)	11/07/03	5,000	5,000,000
Hamilton County Electric System RB Series 2002A DN (FSA Insurance) (VMIG-1)
1.05%(b)	11/07/03	8,300	8,300,000
Hamilton County GO Limited Tax Series 2003I BAN (MIG-1)
1.36%	11/10/04	1,000	1,002,550
Hamilton County GO Series 2003 BAN (MIG-1)
1.49%	01/29/04	1,000	1,000,650
1.16%	06/03/04	1,540	1,540,000
Heath County GO Series 2002 BAN
1.80%	11/20/03	1,000	1,000,153
Licking County GO Series 2003 BAN
1.60%	02/25/04	1,480	1,481,858
Lorain County Health Facitlites Authority RB (Catholic Health Systems Project) MB (Bank One N.A. SBPA) (A-1+, MIG-1)
0.95%	11/10/03	10,300	10,300,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Lucas County Education Development Authority RB (Maumee Valley Country Day School Project) Series 1998 AMT DN (Sky Bank Financial LOC)
2.05%(b)	11/07/03	$1,715	$1,715,000
Lucas Industrial Development RB (Conforming Matrix Corporation Project) Series 1999 AMT DN (Sky Bank Financial LOC)
2.05%(b)	11/07/03	1,180	1,180,000
Lyndhurst County GO Series 2003 BAN
1.35%	03/11/04	500	500,441
Marysville County GO Series 2002 BAN
2.01%	11/13/03	3,000	3,000,251
Montgomery County RB (Catholic Health Initiatives Project) Series 2000S MB
5.25%	12/01/03	1,745	1,750,844
Napoleon GO Series 2003 BAN
1.17%	05/20/04	1,252	1,252,476
1.50%	07/29/04	1,000	1,002,869
North Olmstead GO Series 2003 BAN
1.25%	06/17/04	1,000	1,001,543
Oakwood County GO Series 2003 MB
1.25%	03/18/04	3,550	3,551,709
Ohio Air Quality Development Authority RB (Cincinnati Gas & Electric Company Project) Series 2001A DN
1.25%(b)	11/03/03	4,100	4,100,000
Ohio GO Series 2002-II-R-167 DN (Salomon Smith Barney LOC) (VMIG-1)
1.12%(b)	11/07/03	500	500,000
Ohio Housing Finance Agency Mortgage RB Series 2001 AMT DN (VMIG-1)
1.17%(b)	11/07/03	255	255,000
Ohio State Water Development Authority Solid Waste Facilities RB (Pel Technologies Project) Series 2002 AMT DN (Key Bank N.A. LOC) (VMIG-1)
1.14%(b)	11/07/03	3,300	3,300,000
Ohio Water Authority Solid Waste Disposal RB (American Steel & Wire Corporation Project) AMT DN (Bank America LOC) (A-1)
1.11%(b)	11/07/03	500	500,000
Powell County GO Series 2002 BAN (SP-1+)
2.04%	11/05/03	1,000	1,000,037

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Princeton City School District GO Series 2003 BAN
1.35%	01/15/04	$23,500	$23,521,453
Richland County GO Series 2002 BAN (MIG-1)
2.10%	11/12/03	1,000	1,000,104
Richland County GO Series 2003 BAN (MIG-1)
1.47%	11/09/04	1,536	1,541,591
Richland County GO Series 2003A BAN (MIG-1)
1.55%	04/01/04	1,502	1,504,590
Ross Township Local School District GO Series 2003 MB
1.50%	12/01/03	600	600,194
Solon County GO (Firestation Project) Series 2002 BAN
2.00%	12/11/03	1,575	1,576,141
Stark County GO Series 2003 BAN
1.40%	04/22/04	1,000	1,001,164
Strongsville GO Series 2003-1 BAN
1.15%	07/22/04	1,900	1,902,707
Summit County Facility RB (Akron Area Electric Joint Project) Series 2001 DN (Key Bank N.A. LOC)
1.14%(b)	11/07/03	1,560	1,560,000
Tallmadge County GO Series 2003 MB
1.75%	03/17/04	2,350	2,355,478
Tipp City GO Series 2003 BAN
1.25%	05/06/04	1,000	1,000,353
Troy County GO Series 2003 BAN
1.75%	04/29/04	2,900	2,908,447
University of Toledo RB (Societe Generale Trust Receipts) Series 2001 SGA-125 DN (FGIC Insurance) (A-1+)
1.11%(b)	11/07/03	5,600	5,600,000
Wapakoneta GO Series 2002 BAN
1.85%	12/04/03	1,096	1,096,243
Warrensville Heights RB Series 2003 BAN
1.45%	02/19/04	1,530	1,531,139
West Muskingum Local School District Facilities GO (Construction & Import Project) Series 2003 MB (Aaa)
2.00%	12/01/03	400	400,341

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Western Reserve Housing Economic Development Corporation RB (Trumbull Metropolitan Housing Project) Series 2003 DN (Key Bank N.A. LOC)
1.15%(b)	11/07/03	$3,350	$3,350,000
Wood County Economic Development Authority RB (Sun Deed Holdings Project) Series 2001A AMT DN (Sky Bank Financial LOC)
2.05%(b)	11/07/03	700	700,000
Wood County Economic Development Authority RB (Toledo Electrical Fund Project) Series 2000 DN (Sky Bank Financial LOC)
2.05%(b)	11/07/03	700	700,000
Wood County IDRB (Hammill Manufacturing Project) Series 2001 AMT DN (Sky Bank Financial LOC)
2.05%(b)	11/07/03	690	690,000
Wood County RB (Toledo YMCA Facilities Improvement Project) Series 1998 DN (Sky Bank Financial LOC)
2.05%(b)	11/07/03	3,715	3,715,000
Wyoming GO Series 2003 BAN
1.08%	07/09/04	1,644	1,646,132

			171,462,776

Oklahoma—0.9%
Broken Bow Economic Development Authority Solid Waste Disposal RB (J. M. Huber Project) Series 2003A AMT DN (Suntrust Bank LOC)
1.15%(b)	11/07/03	7,500	7,500,000
Candian County Home Financing Authority Housing RB Series 2003 PT-1885 AMT DN (Merrill Lynch & Company Guaranty)
1.23%(b)	11/07/03	2,000	2,000,000
Muskogee Industrial Trust PCRB (Oklahoma Gas & Electric Project) Series 1995A DN (A-1+, VMIG-1)
1.40%(b)	11/07/03	1,500	1,500,000
Muskogee Transport Authority IDRB (Metals USA Incorporated Project ) Series 1998 AMT DN ( Bank One N.A. LOC)
1.30%(b)	11/07/03	2,850	2,850,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Oklahoma (continued)
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC)
1.30%(b)	11/07/03	$2,240	$2,240,000
Oklahoma Development Finance Authority RB (Conoco Project) Series 2002B DN (Conoco Philips Guaranty) (A-2, P-2)
1.42%(b)	11/07/03	2,500	2,500,000

			18,590,000

Oregon—0.7%
Oregon GO Series 2003 TAN (SP-1+, MIG-1, F1+)
2.25%	11/15/04	14,000	14,169,694

Pennsylvania—4.1%
Cumberland County Municipal Authority Retirement Community RB (Wesley Affliated Services Project) Series 2002C DN (A-1+)
1.05%(b)	11/07/03	9,000	9,000,000
Emmaus General Authority RB (Pennsylvania Loan Project) Series 2000A DN (First Union Bank LOC) (A-1)
1.07%(b)	11/07/03	1,000	1,000,000
Emmaus General Authority RB Series 1996 DN (FSA Insurance) (A-1+)
1.05%(b)	11/07/03	2,190	2,190,000
Harrisburg Authority RB (Haverford Schools Project) Series 2001A DN (FSA Insurance, Dexia Bank LOC)
1.10%(b)	11/07/03	2,095	2,095,000
Lancaster County Hospital Authority RB (Landis Homes Retirement Community Project) Series 2002 DN (M & T Bank Corp. LOC) (A-1)
1.15%(b)	11/07/03	5,500	5,500,000
Lancaster County Hospital Authority RB (Luthercare Health Center Project) Series 1999 DN (M & T Bank Corp. LOC) (A-1)
1.17%(b)	11/07/03	5,275	5,275,000
Montgomery County Higher Education & Health Authority RB (Pennsylvania Higher Education & Health Loan Project) Series 1996A DN (M & T Bank Corp. LOC) (A-1)
1.15%(b)	11/07/03	3,105	3,105,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Pennsylvania (continued)
Pennsylvania Economic Finance Development Authority RB (Homewood Retirement Project) Series 1992E DN (M & T Bank Corp. LOC) (VMIG-1)
1.02%(b)	11/07/03	$5,225	$5,225,000
Pennsylvania Higher Education Assistance Agency Student Loan RB Series 1997A AMT DN (Mellon Bank N.A. LOC) (A-1+, VMIG-1)
1.07%(b)	11/07/03	4,900	4,900,000
Pennsylvania Higher Education Assistance Agency Student Loan RB Series 2002A AMT DN (FSA Insurance) (A-1+, VMIG-1)
1.07%(b)	11/07/03	9,200	9,200,000
Pennsylvania Higher Education Association Student Loan RB Series 2001B AMT MB (FSA Insurance) (MIG-1)
1.10%	11/06/03	2,000	2,000,000
Pennsylvania Housing Finance Agency RB (Single Family Mortgage Project) Seires 1996-50A MB
5.30%	10/01/04	1,970	2,046,417
Philadelphia GO Series 2003 TRAN
2.00%	06/30/04	15,000	15,102,189
Venango IDRB (Scrubgrass Project) TECP (Credit Locale de France LOC) (A-1+, P-1)
0.95%	12/11/03	11,385	11,385,000
York County General Authority RB (Strand Capitol Arts Center Project) Series 2002 DN (M & T Bank Corp. LOC) (A-1)
1.15%(b)	11/07/03	4,000	4,000,000
York County Hospital Authority RB (Homewood Retirement Facility Project) Series 1990 DN (M & T Bank Corp. LOC) (VMIG-1)
1.02%(b)	11/07/03	5,000	5,000,000

			87,023,606

Puerto Rico—0.4%
Commonwealth of Puerto Rico GO Series 2003 TRAN (SP-1+, MIG-1)
2.00%	07/30/04	8,000	8,060,913

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico Government Development Bank RB Series 1985 DN (Credit Suisse LOC) (A-1+, VMIG-1)
0.91%(b)	11/07/03	$200	$200,000

			8,260,913

Rhode Island—0.7%
Rhode Island Housing Finance Authority RB (First Union Merlots Trust Receipts) Series 2002A-6 AMT DN (First Union Bank LOC) (A-1)
1.19%(b)	11/07/03	5,085	5,085,000
Rhode Island Housing Finance Authority RB (Municipal Securities Trust Certificates) Series 2002A-9036 AMT DN (FSA Insurance, First Union Bank LOC) (A-1)
1.17%(b)	11/07/03	9,565	9,565,000

			14,650,000

South Carolina—1.0%
Anderson County GO (School District No. 001 Project) Series 2003B MB
2.00%	02/01/04	1,410	1,413,152

Berkeley County IDRB (Nucor Corporation Project) Series 1997 AMT DN (A-1+, P-1)
1.13%(b)	11/07/03	4,700	4,700,000
Dorchester County GO (School District No. 002 Project) Series 2003B MB
4.00%	02/01/04	1,210	1,218,718
North Charleston GO Series 2003 BAN
1.50%	12/18/03	5,000	5,003,021
South Carolina Budget & Control Board Facilities RB (Department of Public Safety Project) Series 2003 MB (SouthTrust Bank LOC) (AA+, Aa2)
3.00%	01/01/04	1,140	1,143,318
South Carolina Jobs Economic Development Authority RB (Ellcon National Incorporated Project) Series 1998B AMT DN (First Union Bank LOC)
1.20%(b)	11/07/03	2,105	2,105,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
South Carolina (continued)
South Carolina Jobs Economic Development Authority RB (Republic Services South Carolina LLC Project) Series 2003 AMT DN (Suntrust Bank LOC)
1.15%(b)	11/07/03	$5,000	$5,000,000
South Carolina Jobs Economic Development Authority RB (Synthetics International Incorporated Project) Series 1995 AMT DN (South Trust Bank LOC)
1.30%(b)	11/07/03	900	900,000

			21,483,209

South Dakota—0.1%
South Dakota Housing Development Authority RB (First Union Merlots Project) Series 2000G AMT DN (First Union Bank LOC) (VMIG-1)
1.19%(b)	11/07/03	225	225,000
South Dakota Housing Development Authority RB (Single Family Home Project) Series 2003 PT-837 DN (FGIC Insurance, Merrill Lynch SPBA)
1.17%(b)	11/07/03	2,100	2,100,000

			2,325,000

Tennessee—0.8%
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank LOC)
1.40%(b)	11/07/03	4,255	4,255,000
Knox County GO Series 2003 BAN
1.00%	11/01/03	2,000	2,000,000
Memphis-Shelby County Airport Authority RB Series 1997A MB
5.25%	02/15/04	1,000	1,012,932
Metropolitan Nashville Airport Authority RB Series 2003 MB (MIG-1)
1.15%	11/05/03	5,000	5,000,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank LOC)
1.40%(b)	11/07/03	4,005	4,005,000

			16,272,932

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Texas—6.7%
Austin Airport System RB Series 2000J AMT DN (MBIA Insurance, Wachovia Bank SBPA) (MIG-1)
1.19%(b)	11/07/03	$3,000	$3,000,000
Brazos Harbor RB (ConocoPhillips Company Project) Series 2003 AMT MB (A-2, VMIG-2)
1.38%	08/01/04	5,500	5,500,000
Collin County Housing Finance Corporation Multi-Family RB (Merrill Lynch P-Float Receipts) Series 1999 PT-1160 DN (Merrill Lynch SBPA) (A-1C+)
1.16%(b)	11/07/03	2,300	2,300,000
Dallas Fort Worth International Airport RB Series 2003A-34 AMT DN (FSA Insurance) (VMIG-1)
1.19%(b)	11/07/03	5,000	5,000,000
Dallas Fort Worth International Airport RB Series 2003R PA-1145 AMT DN (FSA Insurance, Merrill Lynch & Company Guaranty)
1.17%(b)	11/07/03	10,500	10,500,000
Dallas Independent School District GO Series 2002 MB
4.00%	02/15/04	200	201,661
Fort Bend Independent School District GO Series 2003 MB
3.00%	02/15/04	5,095	5,122,870
Gulf Coast Waste Disposal Authority RB (Air Products Project) Series 1999 AMT DN (A-1, VMIG-1)
1.25%(b)	11/07/03	10,000	10,000,000
Harris County Housing Financing Corporation Multi-Family Housing RB (Torrey Chase Apartments Project) Series 1998 AMT DN (General Electric Guaranty) (P-1)
1.35%(b)	11/07/03	10,920	10,920,000
Montgomery County IDRB (Sawyer Research Products Incorporated Project) Series 1995 AMT DN (Key Bank N.A. LOC)
1.24%(b)	11/07/03	1,045	1,045,000
Northside Independent School District GO (School Building Project) Series 2003 MB (A-1+, MIG-1)
1.02%	06/15/04	4,000	4,000,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Texas (continued)
Port Arthur Navigation District Industrial Development Corporation Exempt Facilities RB (Air Products & Chemical Project) Series 2000 AMT DN (A-1, VMIG-1)
1.25%(b)	11/07/03	$10,000	$10,000,000
Texas State Department of Housing & Community Affairs Multi-Family RB (Merrill Lynch P-Float Trust Receipts) Series 2001 PT-1278 AMT DN (Merrill Lynch & Company Guaranty) (A-1C+)
1.23%(b)	11/07/03	9,065	9,065,000
Texas State Department of Housing & Community Affairs Multi-Family RB Series 2001 PT-1347 AMT DN (Merrill Lynch & Co. Guaranty) (A-1C+)
1.23%(b)	11/07/03	10,675	10,675,000
Texas State Department of Housing & Community Affairs Multi-Family RB Series 2003 PT-1868 AMT DN (Merrill Lynch & Company Guaranty)
1.23%(b)	11/07/03	3,970	3,970,000
Texas State RB Series 2003 TRAN
2.00%	08/31/04	52,020	52,396,004

			143,695,535

Utah—0.9%
Salt Lake County Solid Waste Disposal RB (Kennecott Copper Project) Series 1995A AMT DN (Rio Tinto Corporation Guaranty) (A-1+, VMIG-1)
1.10%(b)	11/07/03	18,100	18,100,000
Utah County GO Series 2001 MB
4.00%	02/15/04	1,185	1,195,048

			19,295,048

Vermont—0.1%
Vermont IDA RB (Alpine Pipeline Company Project) Series 1999 AMT DN (Key Bank N.A. LOC)
1.24%(b)	11/07/03	1,285	1,285,000

Virginia—1.2%
Botetourt County IDRB (Altec Industries Project) Series 2001 AMT DN (Amsouth Bank of Alabama LOC) (A-1)
1.25%(b)	11/07/03	2,600	2,600,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Virginia (continued)
Cabell Lifecare Facilities RB (Foster Foundation Project) Series 2003 DN (Huntington Bank LOC)
1.15%(b)	11/07/03	$4,500	$4,500,000
Capital Region Airport Commission RB (Richmond International Airport Project) Series 1995C AMT DN (Credit Locale de France LOC) (A-1+, VMIG-1)
1.15%(b)	11/07/03	1,305	1,305,000
Chesterfield County IDRB (Lumberg Incorporated Project) Series 1998 AMT DN (NationsBank LOC) (A-1+)
1.15%(b)	11/07/03	800	800,000
Greensville County IDRB (Perdue Farms Incorporated Project) Series 1986 AMT DN (Suntrust Bank LOC)
1.15%(b)	11/03/03	1,600	1,600,000
Henrico County Economic Development Authority RB (Infineon Technologies Project) Series 2001 AMT DN (Bank of America LOC)
1.15%(b)	11/07/03	3,000	3,000,000
King George County IDA Solid Waste Disposal Facility RB (Garnet of Virginia Incorporated Project) Series 1996 AMT DN (Morgan Guaranty Trust LOC) (A-1+)
1.15%(b)	11/07/03	300	300,000
Mount Jackson IDRB (Bowman Apple Products Project) Series 2002 AMT DN (Bank of America LOC) (VMIG-1)
1.15%(b)	11/07/03	4,500	4,500,000
Nelson County IDRB (Taylor Ramsey Corporation Project) Series 1999 AMT DN (Bank of America LOC)
1.15%(b)	11/07/03	900	900,000
Norfolk Redevelopment & Housing Authority Multi-Family RB (Residential Rental Project) Series 2003 AMT DN (Suntrust Bank LOC)
1.25%(b)	11/07/03	2,100	2,100,000
Richmond Industrial Development Authority RB (PM Beef Company Project) Series 1997 AMT DN (Bank of America LOC)
1.25%(b)	11/07/03	1,400	1,400,000

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Virginia (continued)
Smyth County IDRB (Summit Properties Project) Series 1995 AMT DN (Fifth Third Bank N.A. LOC) (VMIG-1)
1.08%(b)	11/07/03	$100	$100,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (Branch Banking & Trust Company LOC)
1.25%(b)	11/07/03	1,780	1,780,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Company LOC)
1.55%(b)	11/07/03	157	157,000

			25,042,000

Washington—4.0%
Chelan County Public Utility District RB (First Union Merlots Trust Receipts) Series 2001B DN (MBIA Insurance) (A-1)
1.19%(b)	11/07/03	5,000	5,000,000
King County GO Series 1994 MB
6.25%	01/01/04	250	257,113
Pilchuck Public Development Corporation RB (Holden-McDaniels Partners Project) Series 1996 AMT DN (Key Bank N.A. LOC)
1.24%(b)	11/07/03	1,745	1,745,000
Port of Seattle RB Series 2003 PT-1718 DN (FGIC Insurance, BNP Paribas SBPA)
1.15%(b)	11/07/03	1,800	1,800,000
Port of Seattle RB (Zurich Capital Markets Trust Receipts) Series 2001A ZTC-36 AMT DN (BNP Paribas SBPA) (VMIG-1)
1.25%(b)	11/07/03	8,665	8,665,000
Port of Seattle RB (Merlots Project) Series 2002B-04 AMT DN (Wachovia Bank LOC) (VMIG-1)
1.19%(b)	11/07/03	13,565	13,565,000
Port of Seattle RB Series 2003 PT-1719 DN (FGIC Insurance, BNP Paribas SBPA)
1.17%(b)	11/07/03	1,555	1,555,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Washington (continued)
Port of Seattle RB Series 2003 PT-720 AMT DN (FGIC Insurance, BNP Paribas SBPA) (A-1+)
1.17%(b)	11/07/03	$2,500	$2,500,000
Port of Seattle Special Facilities RB Series 2003B-40 AMT DN (MBIA Insurance, Wachovia Bank SBPA) (VMIG-1)
1.19%(b)	11/07/03	9,100	9,100,000
Seattle Housing Authority RB (Newholly Phase 111 Project) Series 2002 AMT DN (Key Bank N.A. LOC) (VMIG-1)
1.14%(b)	11/07/03	2,355	2,355,000
Seattle Housing Authority RB (Rainier Vista Project Phase I) Series 2003 AMT DN (A-1+)
1.12%(b)	11/07/03	5,625	5,625,000
Tacoma Electric Systems RB Series 1994 MB
6.10%	01/01/04	1,390	1,429,349
Washington State GO Series 1994R-95A MB (AA+, Aa1, AA)
5.80%	10/01/04	2,000	2,086,562
Washington State Housing Finance Commitee RB Series 2003 PT-838 AMT DN (AIG Insurance, Merrill Lynch SBPA)
1.17%(b)	11/07/03	5,945	5,945,000
Washington State Housing Finance Community Nonprofit Housing RB (Emerald Heights Project) Series 2003 DN (Bank of America LOC)
1.10%(b)	11/03/03	18,300	18,300,000
Washington State RB (Merlots Project) Series 2002A-14 DN (MBIA Insurance, Wachovia Bank SBPA) (A-1)
1.14%(b)	11/07/03	3,990	3,990,000
Yakima County Public Development Corporation RB (Michelsen Packaging Company Project) Series 2000 AMT DN (Bank of America LOC) (A-1+)
1.20%(b)	11/07/03	895	895,000

			84,813,024

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
West Virginia—0.2%
West Virginia Economic Development Authority RB (Juvenile Correctional Project) Series 2002A DN (MBIA Insurance) (A-1)
1.14%(b)	11/07/03	$3,000	$3,000,000
West Virginia State Hospital RB (West Virginia Hospital Pooled Financing Program) Series 2001B-2 DN (Branch Banking & Trust Company LOC)
1.24%(b)	11/07/03	1,660	1,660,000

			4,660,000

Wisconsin—1.9%
Eau Claire Area School District GO Series 1993 MB (A1)
7.63%	04/01/04	375	385,057
Kenosha County GO Series 2002B MB (FSA Insurance) (AAA, Aaa)
2.25%	12/01/03	500	500,366
Kohler Village Solid Waste Disposal RB (Kohler Project) Series 1997 AMT DN (Wachovia Bank LOC)
1.18%(b)	11/07/03	4,000	4,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One Wisconsin LOC)
1.30%(b)	11/07/03	890	890,000
Oshkosh IDRB (Oskosh Coil Spring Project) Series 2000A AMT DN (Bank One Wisconsin LOC)
1.30%(b)	11/07/03	2,100	2,100,000
Wisconsin Health & Educational Facilities RB (Pooled Loan Financing Program) Series 2002E DN (Associated Bank LOC) (VMIG-1)
1.25%(b)	11/07/03	2,300	2,300,000
Wisconsin Housing & Economic Development Authority Single Family RB (P-Float Trust Receipts) Series 2003 PT-860 DN (Bayeriche Landesbank SBPA, Merrill Lynch & Company Guaranty)
1.17%(b)	11/07/03	16,355	16,355,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority Single Family RB Series 2003 PT-758 AMT DN (Security Life of Denver Insurance, Merrill Lynch & Company SBPA)
1.17%(b)	11/07/03	$14,990	$14,990,000

			41,520,423

Wyoming—1.9%
Cheyenne IDRB (Grobet File Company Incorporated Project) Series 2001 AMT DN (National City Bank LOC)
1.21%(b)	11/07/03	2,795	2,795,000
Green River RB (Rhone-Poulenc L.P. Project) Series 1994 AMT DN (Fleet Boston Financial LOC) (VMIG-1)
1.50%(b)	11/07/03	11,400	11,400,000
Wyoming Community Development Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2001 PT-562 AMT DN (Merrill Lynch & Company Guaranty) (A-1)
1.17%(b)	11/07/03	12,660	12,660,000
Wyoming Community Development Authority RB Series 2003 PT-773 DN (Merrill Lynch & Company Guaranty)
1.17%(b)	11/07/03	13,640	13,640,000

			40,495,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $2,018,983,995(a))	94.1%	2,018,983,995
OTHER ASSETS IN EXCESS OF LIABILITIES	5.9%	125,721,968

See accompanying notes to financial statements.

MuniCash Portfolio

Statement of Net Assets (Concluded)

		Value
NET ASSETS (Equivalent to $1.00 per share based on 2,054,484,598 Institutional Shares, and 90,241,385 Dollar Shares outstanding)	100.0%	$2,144,705,963

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($2,144,705,963 ÷ 2,144,725,983)		$1.00

(a)	Cost for federal income tax purposes is $2,018,987,544.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

MuniCash Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 days	$1,355,187,000	67.3%
31-60 days	55,089,000	2.7
61-90 days	35,280,000	1.7
91-120 days	54,515,000	2.7
121-150 days	55,964,805	2.8
Over 150 days	460,227,521	22.8

Average Weighted Maturity—70 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

California Money Fund Portfolio

Statement of Net Assets  October 31, 2003

	Maturity	Par (000)	Value

MUNICIPAL BONDS—100.8%
California—95.6%
ABAG Finance Authority Non-Profit Corporations RB Series 2003A DN (Societe Generale LOC) (A-1+)
1.15%(b)	11/07/03	$1,845	$1,845,000
ABAG Finance Authority RB (Blood Centers of Pacific Project) Series 2002A DN (Wells Fargo Bank LOC) (A-1+)
1.10%(b)	11/03/03	6,055	6,055,000
Alameda-Contra Costa Schools Finance Authority Certificates of Participation (Captial Improvements Financing Project) Series 1997F DN (Kredietbank LOC) (A-1+)
1.20%(b)	11/07/03	800	800,000
Alvord Unified School District Certificates of Participation (Food Services Bridge Funding Program Project) Series 2003 MB (FSA Insurance, Dexia Credit Local SBPA) (A-1+, MIG-1, AAA, Aaa)
1.05%	12/01/03	3,000	3,000,000
Calfornia Statewide Community Development Authority RB Series 2003 DN (Bank of America LOC) (AA1, VMIG-1)
1.00%(b)	11/07/03	3,025	3,025,000
California Revenue Anticipation Warrants Series 2003A MB (Bank of America, Goldman Sachs, Morgan Stanley, Citibank SBPA) (SP-1+, MIG-1, F1)
2.00%	06/16/04	23,000	23,128,726
California Communities Housing & Finance Agency RB (Lease Revenue Pass-Through Obligation Project) Series 2001A DN (Societe Generale LOC) (A-1+)
1.15%(b)	11/07/03	4,000	4,000,000
California Department of Water Resource Power Supply RB Series 2002C-7 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
1.11%(b)	11/07/03	4,850	4,850,000
California Educational Facilities Authority RB (Art Center Design College Project) Series 2002A DN (M&T Bank Corp. LOC) (VMIG-1)
1.10%(b)	11/07/03	3,845	3,845,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
California Educational Facilities Authority RB (Santa Clara University Project) Series 2002B DN (MBIA Insurance, M&T Bank Corp. LOC) (VMIG-1)
1.05%(b)	11/07/03	$2,000	$2,000,000
California GO (Wachovia Merlots Trust Receipts) Series 2002A-47 DN (MBIA Insurance, Wachovia Bank LOC) (VMIG-1)
1.08%(b)	11/07/03	3,400	3,400,000
California GO Series 2003 DN (AMBAC Insurance, ABN AMRO Bank, N.V. SBPA) (VMIG-1, F-1+)
1.08%(b)	11/07/03	6,000	6,000,000
California GO Series 2003 DN (MBIA Insurance, BNP Paribas Liquidity Facility) (AAA, F-1+)
1.10%(b)	11/07/03	15,755	15,755,000
California GO Series 2003A-2 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1+, VMIG-1)
1.15%(b)	11/03/03	21,300	21,300,000
California GO Series 2003C-1 2003 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1, VMIG-1, F1+)
1.10%(b)	11/07/03	3,000	3,000,000
California Health Facilities Finance Authority RB (Catholic Healthcare West Project) Series 1988B DN (MBIA Insurance, Morgan Guaranty Trust SBPA) (A-1+, VMIG-1, AAA, Aaa)
1.05%(b)	11/07/03	2,500	2,500,000
California Health Facilities Finance Authority RB (Scripps Memorial Hospital Project) Series 1985B DN (MBIA Insurance, Morgan Guaranty Trust SBPA) (A-1+, VMIG-1, AAA, Aaa)
0.98%(b)	11/07/03	7,965	7,965,000
California Health Facilities Finance Authority RB (Sutter Health System Project) Series 1996B DN (Toronto Dominion Bank LOC) (A-1+, VMIG-1)
1.15%(b)	11/03/03	7,000	7,000,000
California Health Facilities Finance Authority RB Series 591 DN (Morgan Stanley Group LOC) (A-1+)
1.10%(b)	11/07/03	10,000	10,000,000

See accompanying notes to financial statements.

California Money Fund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
California Health Facilities Financing Authority RB Series 1999 PA-587 DN (Merrill Lynch SBPA) (A-1+)
1.15%(b)	11/07/03	$10,000	$10,000,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, J.P. Morgan Chase SBPA) (A-1+, VMIG-1)
1.02%(b)	11/07/03	2,500	2,500,000
California State Department of Water Resources & Power Supply RB Series 2002C-12 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1+, VMIG-1, F1+)
1.05%(b)	11/07/03	5,000	5,000,000
California State RB Series 2003A-1 RAN (Nordea Bank LOC) (SP-1+, MIG-1, F1+)
2.00%	06/23/04	2,000	2,011,898
California State Trust Receipts RB Series 1985 DN (FGIC Insurance, Societe Generale SBPA) (SP-1+, VMIG-1)
1.05%(b)	11/07/03	12,365	12,365,000
California Statewide Community Development Authority RB (Biola University Project) Series 2002B DN (BNP Paribas LOC) (VMIG-1)
1.00%(b)	11/07/03	3,100	3,100,000
California Statewide Community Development Authority RB Series 2000 PT-1268 DN (Merrill Lynch & Company Guaranty) (A-1+)
1.15%(b)	11/07/03	12,700	12,700,000
City of Sacramento Municipal Utilities District RB (ABN AMRO Munitops Trust Certificates) Series 2003-17 DN (MBIA Insurance, ABN AMRO SBPA) (VMIG-1)
1.08%(b)	11/07/03	11,835	11,835,000
City of Sacramento University School District GO (ABN AMRO Munitops Trust Certificates) Series 2002-9 MB (MBIA Insurance, ABN AMRO Bank, N.V. SBPA) (VMIG-1, F1+)
1.00%	11/10/03	14,485	14,485,000
Cupertino Unified School District GO Series 2003 TRAN
1.50%	06/30/04	8,900	8,934,402

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Eastern Municipal Water District Water & Sewer RB Series 2003A DN (FGIC Insurance, Lloyds Bank SBPA) (A-1+, VMIG-1)
1.00%(b)	11/07/03	$2,000	$2,000,000
Eastern Municipal Water District Water & Sewer RB Series 2003B DN (FGIC Insurance, Lloyds Bank SBPA) (A-1+, VMIG-1)
1.00%(b)	11/07/03	2,000	2,000,000
Foothill-De Anza Community College GO Series 2000Y DN (First Union National Bank SBPA) (VMIG-1)
1.08%(b)	11/07/03	8,175	8,175,000
Fresno County GO Series 2003 TRAN (SP-1+)
2.00%	06/30/04	5,000	5,031,597
Fresno Multi-Family Housing Authority RB (Heron Pointe Apartment Project) Series 2001 DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	8,345	8,345,000
Glendale Hospital RB Series 2002-590 DN (Morgan Stanley Group LOC) (A-1+)
1.10%(b)	11/07/03	9,400	9,400,000
Kern County GO Series 2003 TRAN (SP-1+)
2.00%	06/30/04	14,400	14,503,767
Lemon Grove Multi-Family Housing RB (Hillside Terrace Project) Series 2001A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	5,455	5,455,000
Los Angeles County Public Works Finance Authority Lease RB Series 2000J DN (AMBAC Insurance, First Union Bank SBPA) (VMIG-1)
1.08%(b)	11/07/03	5,000	5,000,000
Los Angeles County Water & Power RB (Power System Project) Series 2002A-8 DN (Bayerische Landesbank, BNP Paribas, Dexia, J.P. Morgan Chase, Westdeutsche Landesbank SBPA) (A-1+, VMIG-1)
1.06%(b)	11/07/03	25,400	25,400,000
Los Angeles County Water & Power RB (ZCM Matched Funding Guaranty Agreement) Series 2001 ZTC-17 DN (FSA Insurance) (VMIG-1)
1.13%(b)	11/07/03	9,900	9,900,000

See accompanying notes to financial statements.

California Money Fund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Los Angeles GO Series 2003 TRAN (SP-1+, MIG-1, F1+)
2.00%	06/30/04	$5,500	$5,537,799
Los Angeles Unified School District GO Series 1997E DN (MBIA Insurance, Wachovia Bank, N.V. SBPA) (VMIG-1)
1.08%(b)	11/07/03	4,995	4,995,000
Los Angeles Unified School District GO Series 1999C DN (MBIA Insurance, ABN AMRO Bank, N.V. SBPA) (VMIG-1)
1.06%(b)	11/07/03	4,600	4,600,000
Los Angeles Unified School District GO Series 2003A TRAN (SP-1+, MIG-1)
2.00%	07/01/04	13,000	13,089,302
Los Angeles Waste & Water Systems Certificates RB Series 2002A DN (FGIC Insurance, Bank of America Liquidity Facility) (A-1+)
1.07%(b)	11/07/03	5,000	5,000,000
Newport Beach Hospital RB (Hoag Memorial Presbyterian Hospital Project) Series 1999C DN (A-1+, VMIG-1)
1.04%(b)	11/07/03	3,500	3,500,000
Oakland Joint Power Finance Authority Lease RB Series 1998A-1 DN (FSA Insurance, Dexia SBPA) (A-1+, VMIG-1, F-1+)
1.00%(b)	11/07/03	4,100	4,100,000
Oakland Unified School District of Alameda County GO (Bear Stearns Trust Certificates) Series 2002A-9035 DN (FGIC Insurance, Bear Stearns Liquidity Facility) (A-1)
1.08%(b)	11/07/03	11,095	11,095,000
Orange County Apartment Development RB (Vintage Woods Partners Project) Series 1998H DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	4,500	4,500,000
Orange County Sanitation District Certificates of Participation Series 2000B DN (Dexia Public Finance Bank SBPA) (A-1+, VMIG-1, F1+)
1.20%(b)	11/03/03	8,940	8,940,000
Pacific Housing & Finance Agency RB (Lease Revenue Pass-Through Obligation) Series 2001A DN (Societe Generale LOC) (A-1+)
1.15%(b)	11/07/03	4,000	4,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Pasadena Certificates of Participation RB (City Hall & Park Improvement Projects) Series 2003 DN (AMBAC Insurance, State Street Bank, CALSTERS SBPA) (AAA, VMIG-1)
1.05%(b)	11/07/03	$5,000	$5,000,000
Port of Oakland GO TECP (J.P. Morgan, Bank of America LOC) (A-1+, F1+)
0.87%	12/11/03	10,780	10,778,422
Rohnert Park Multi-Family Housing RB (Crossbrook Apartments Project) Series 1995A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	6,015	6,015,000
Sacramento City Unified School District GO Series 2003-04 TRAN (MIG-1)
2.00%	11/12/04	5,000	5,046,850
Sacramento County Board of Education GO Series 2004 TRAN
2.00%	10/01/04	12,000	12,107,639
Sacramento County Housing Authority Multi-Family Housing RB (Bent Tree Apartments Project) Series 2001A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	3,300	3,300,000
Sacramento Municipal Utility District RB (Macon Trust Certificates) Series 2002M DN (AMBAC Insurance, Kredietbank LOC) (A-1+)
1.07%(b)	11/07/03	3,975	3,975,000
Sacramento Municipal Utility District RB Series 2000A DN (AMBAC Insurance, First Union Bank LOC) (VMIG-1)
1.08%(b)	11/07/03	11,155	11,155,000
San Diego GO Series 2003 TRAN (SP-1+, MIG-1, F1+)
1.75%	06/30/04	2,000	2,010,464
San Diego Multi-Family Housing RB (Lusk Mira Mesa Apartments Project) Series 1985E DN (Federal Home Loan Bank, Merrill Lynch SBPA) (A-1+)
1.09%(b)	11/07/03	1,200	1,199,945
San Francisco City & County International Airport RB Series 2003-29B DN (Wachovia Bank LOC) (VMIG-1)
1.08%(b)	11/07/03	5,115	5,115,000

See accompanying notes to financial statements.

California Money Fund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
San Francisco City & County Public Utilities RB (Commission For Clean Water Project) Series 2003A DN (MBIA Insurance, Wachovia Bank SBPA) (VMIG-1)
1.08%(b)	11/07/03	$3,190	$3,190,000
San Jose Evergreen Community College District RB Series 2002J DN (MBIA Insurance, Bank of New York SBPA) (VMIG-1)
1.10%(b)	11/07/03	8,285	8,284,500
San Jose Multi-Family Housing RB (Fairway Glen Project) Series1985A DN (FGIC Insurance) (A-1+, VMIG-1)
1.05%(b)	11/07/03	3,000	3,000,000
San Jose Multi-Family Housing RB (Timberwood Apartments Project) Series 1995A DN (Wells Fargo Bank LOC) (VMIG-1)
1.15%(b)	11/07/03	3,135	3,135,000
San Juan, Modesto, Santa Clara, Redding Public Power Agency RB (San Juan Project) Subordinate Lien Series 1997E DN (MBIA Insurance, J.P. Morgan Chase SBPA) (A-1+, VMIG-1)
1.05%(b)	11/07/03	1,500	1,500,000
Santa Clara County RB (East Side Unified High School District Project) Series 2003B DN (MBIA Insurance, BNP Paribas Liquidity Facility) (A-1+, VMIG-1)
1.07%(b)	11/07/03	3,055	3,055,000
Southern California Public Power Authority RB (San Juan Power Project) Series 2020 MB (FSA Insurance, Wachovia Bank LOC) (VMIG-1)
1.35%	11/24/03	4,965	4,965,000
Ventura County GO Series 2003 TRAN (SP-1+, MIG-1)
1.50%	07/01/04	10,000	10,039,438
Vernon Electric Systems RB (Malburg Project) Series 2003A DN (J.P. Morgan Chase Bank LOC) (A-1+, VMIG-1)
1.00%(b)	11/07/03	1,000	1,000,000
Vernon Electric Systems RB (Malburg Project) Series 2003B DN (Bank of America LOC) (A-1+, VMIG-1)
1.00%(b)	11/07/03	1,000	1,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Vista Unified School District GO (Bear Stearns Trust Certificates) Series 2002A-9041 DN (FSA Insurance, Bear Stearns Liquidity Facility) (A-1)
1.08%(b)	11/07/03	$10,700	$10,700,000

			492,539,749

Puerto Rico—5.2%
Commonwealth of Puerto Rico Electric Power Authority RB (Goldman Sachs Trust Receipts) Series 2002-1 DN (MBIA Insurance, Bank of New York SBPA) (A-1+)
1.06%(b)	11/07/03	3,000	3,000,000
Commonwealth of Puerto Rico GO Series 2003 TRAN (SP-1+, MIG-1)
2.00%	07/30/04	5,000	5,038,070
Commonwealth of Puerto Rico Highway & Transportation Authority RB (Merrill Lynch P-Float Receipts) Series 2002 PA-1052 DN (Merrill Lynch Liquidity Facility) (A-1+)
1.09%(b)	11/07/03	300	300,000
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds (ABN AMRO Munitops Trust Certificates) Series 2000A-17 MB (ABN AMRO Bank, N.V. SBPA) (VMIG-1, F1+)
1.06%	01/14/04	7,500	7,500,000
Commonwealth of Puerto Rico Public Improvement GO Series 2001 DN (Toronto Dominion LOC) (A-1+)
1.06%(b)	11/07/03	5,145	5,145,000
Commonwealth of Puerto Rico Public Improvement GO Series 2002A DN (FGIC Insurance, Salomon Smith Barney Liquidity Facility) (VMIG-1)
1.08%(b)	11/07/03	1,505	1,505,000
Commonwealth of Puerto Rico Public Improvement GO Series 2003C DN (FSA Insurance, Merrill Lynch SBPA) (A-1)
1.04%(b)	11/07/03	1,000	1,000,000

See accompanying notes to financial statements.

California Money Fund Portfolio

Statement of Net Assets (Concluded)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico Public Improvement GO Series 2003C DN (MBIA Insurance, Merrill Lynch SBPA) (A-1)
1.04%(b)	11/07/03	$3,400	$3,400,000

			26,888,070

TOTAL INVESTMENTS IN SECURITIES
(Cost $519,427,819(a))	100.8%	519,427,819
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)%	(4,005,304)

NET ASSETS (Equivalent to $1.00 per share based on 496,798,186 Institutional Shares, 15,468,104 Dollar Shares, 226,678 Cash Management Shares and 3,103,321 Bear Stearns Shares outstanding)	100.0%	$515,422,515

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($515,422,515 ÷ 515,596,289)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

California Money Fund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$391,669,500	75.6%
31-60 Days	13,780,000	2.7
61-90 Days	7,500,000	1.4
Over 150 Days	105,800,000	20.3

Average Weighted Maturity—60 days

See accompanying notes to financial statements.

BlackRock Provident Institutional Funds

New York Money Fund Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

MUNICIPAL BONDS—99.6%
New York—97.2%
Arlington Central School District GO Series 2002 BAN
1.76%	11/04/03	$2,000	$2,000,045
Beacon GO Series 2002 BAN
2.00%	12/26/03	6,145	6,152,315
Bedford Central School District GO Series 2003 BAN (MIG-1)
1.00%	12/01/03	4,000	4,000,651
Buffalo GO Series 2003A RAN
2.75%	07/29/04	2,700	2,733,192
City of New York Cultural Resources RB (Morgan Stanley Trust Receipts) Series 2001-596 DN (Morgan Stanley Group Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	3,380	3,380,000
City of New York GO Series 1994H-3 DN (BNP Paribas LOC) (A-1+, VMIG-1)
1.15%(b)	11/03/03	200	200,000
City of New York GO Trust Receipts Series 1997 DN (AMBAC Insurance, Societe Generale Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	1,760	1,760,000
City of New York Housing Development Corporation Multi-Family Rental Housing RB (Columbus Apartments Project) Series 1995A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.00%(b)	11/07/03	100	100,000
City of New York Housing Development Corporation Multi-Family Rental Housing RB (Parkgate Development Project) Series 1998A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.00%(b)	11/07/03	1,000	1,000,000
City of New York Housing Development Corporation Multi-Family Rental Housing RB (Related Monterey Project) Series 1997A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.00%(b)	11/07/03	2,200	2,200,000
City of New York Industrial Development Agency RB Series 2002 DN (M & T Bank Corp. LOC) (VMIG-1)
1.12%(b)	11/07/03	2,000	2,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
City of New York Municipal Assistance Corporation RB Series 1996G MB (AA+, Aa1)
5.50%	07/03/04	$300	$308,848
City of New York Municipal Water Finance Authority RB (First Union Merlots Trust Receipts) Series 2000D DN (First Union Bank LOC) (VMIG-1)
1.10%(b)	11/07/03	4,575	4,575,000
City of New York Municipal Water Finance Authority RB (Water & Sewer System Project) Series 2001F-1 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
1.16%(b)	11/03/03	3,600	3,600,000
City of New York Transitional Finance Authority Financing RB (Eagle Tax-Exempt Trust Receipts) Series 2000 DN (Citibank Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	9,900	9,900,000
City of New York Transitional Finance Authority Financing RB (Eagle Tax-Exempt Trust Receipts) Series 2001 DN (Citibank Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	3,300	3,300,000
City of New York Transitional Finance Authority Financing RB (Eagle Tax-Exempt Trust Receipts) DN (AMBAC Insurance, Citibank Liquidity Facility) (VMIG-1)
1.08%(b)	11/07/03	8,000	8,000,000
City of New York Transitional Finance Authority Financing RB (Future Tax Secured Bonds Project) Series 1998A-2 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.02%(b)	11/07/03	300	300,000
City of New York Transitional Finance Authority Financing RB Series 2003-2 BAN (MIG-1)
2.00%	02/19/04	16,000	16,044,434
City of New York Trust for Cultural Resources RB (The Museum of Broadcasting Project) Series 1989 DN (KBC Bank LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	2,400	2,400,000

See accompanying notes to financial statements.

New York Money Fund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2001A-30 DN (AMBAC Insurance, First Union Bank SBPA) (VMIG-1)
1.10%(b)	11/07/03	$2,990	$2,990,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2001A-65 DN (MBIA Insurance, Wachovia Bank SBPA) (VMIG-1)
1.10%(b)	11/07/03	3,535	3,535,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2003 DN (FGIC Insurance, Wachovia Bank SBPA) (VMIG-1)
1.10%(b)	11/07/03	9,680	9,680,000
Dormitory Authority of the State of New York RB (Glen Eddy Incorporated Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
1.05%(b)	11/07/03	1,530	1,530,000
Dormitory Authority of the State of New York RB (Mental Health Services Project) Series 2003D-2B DN (Credit Locale de France LOC) (A-1+)
1.05%(b)	11/07/03	600	600,000
Dormitory Authority of the State of New York RB (Mental Health Services Project) Series 2003D-2F DN (Nordbank AG Liquidity Facility) (A-1+)
1.04%(b)	11/07/03	2,000	2,000,000
Dormitory Authority of the State of New York RB (Mental Health Services Project) Series 2003D-2G DN (Bank of Nova Scotia LOC) (A-1)
1.10%(b)	11/07/03	3,000	3,000,000
Dormitory Authority of the State of New York RB (Metropolitan Museum of Art Project) Series 1993B DN (SP-1+, VMIG-1)
1.00%(b)	11/03/03	2,390	2,390,000
Dormitory Authority of the State of New York RB (Morgan Stanley Trust Receipts) Series 2001-651 DN (MBIA Insurance, Morgan Stanley Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	8,500	8,500,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Dormitory Authority of the State of New York RB (Rockefeller University Project) Series 1998A DN (A-1+, VMIG-1)
1.00%(b)	11/07/03	$2,435	$2,435,000
Dormitory Authority of the State of New York RB (Teresian Housing Corporation Project) Series 2003 DN (Lloyds Bank LOC) (A-1+)
1.05%(b)	11/07/03	1,500	1,500,000
Dormitory Authority of the State of New York RB Series 2001D DN (MBIA Insurance) (A-1+)
1.07%(b)	11/07/03	1,900	1,900,000
Erie County Asset Securitization Corporation RB Series 2003 PA-1213 DN (F1+)
1.19%(b)	11/07/03	3,620	3,620,000
Fishkill GO Series 2003 BAN
1.75%	05/21/04	2,385	2,393,527
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (Key Bank N.A. LOC)
1.14%(b)	11/07/03	3,535	3,535,000
Gates Chili Centenial School District GO Series 2003 MB
1.75%	06/15/04	300	301,383
Hauppauge Free School District GO Series 2003 TAN
1.30%	06/29/04	5,000	5,013,014
Hempstead BAN Series 2003A MB
2.00%	02/06/04	3,000	3,006,697
Hicksville Free School District GO Series 2003 TAN
1.25%	06/29/04	4,000	4,006,773
Long Island Power Authority Electrical Systems RB Series 1998 MB (MBIA Insurance) (AAA)
5.00%	04/01/04	1,000	1,016,168
Long Island Power Authority GO TECP (Morgan Guaranty Trust LOC) (A-1+, P-1)
0.95%	11/10/03	10,000	10,000,000
Mamaroneck Free School District GO Series 2003 TAN
4.09%	02/10/04	6,000	6,003,355

See accompanying notes to financial statements.

New York Money Fund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Metropolitan Transportation Authority RB (Piper Jaffray Trust Certificates) Series 2002F DN (Bank of New York LOC) (VMIG-1)
1.10%(b)	11/07/03	$5,682	$5,682,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2000F DN (FGIC Insurance, First Union Bank Liquidity Facility) (VMIG-1)
1.10%(b)	11/07/03	5,000	5,000,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2002A-43 DN (FGIC Insurance, Wachovia Bank Liquidity Facility) (VMIG-1)
1.10%(b)	11/07/03	2,480	2,480,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2002A-52 DN (FGIC Insurance, Wachovia Bank Liquidity Facility) (VMIG-1)
1.10%(b)	11/07/03	8,445	8,445,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2003B-25 DN (FGIC Insurance, Wachovia Bank Liquidity Facility) (VMIG-1)
1.10%(b)	11/07/03	5,000	5,000,000
Metropolitan Transportation Authority RB Series 1993M MB (Kredietbank LOC) (AAA, Aaa)
5.10%	07/01/04	535	549,813
Monroe County IDA RB Series 2002A DN (M & T Bank Corp. LOC) (VMIG-1)
1.12%(b)	11/07/03	2,500	2,500,000
New York GO Series 2003A RAN (SP-1+, MIG-1)
2.00%	04/15/04	7,500	7,535,617
New York State Thruway Authority GO TECP (LandesBank Hessen-Thuringen SBPA)
0.85%	11/06/03	2,000	2,000,000
New York City GO Series 1994H-4 DN (AMBAC Insurance) (A-1, VMIG-1)
1.00%(b)	11/03/03	1,730	1,730,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (M & T Bank Corp. LOC)
1.00%(b)	11/07/03	1,600	1,600,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
New York City Municipal Finance Authority Water & Sewer Systems RB Series 2002B MB (AA, Aa2)
5.00%	06/15/04	$8,000	$8,199,819
New York GO (Morgan Stanley Trust Receipts) Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
1.08%(b)	11/07/03	9,644	9,643,750
New York GO Series 1994H-2 DN (MBIA Insurance) (A-1, VMIG-1)
1.15%(b)	11/07/03	1,500	1,500,000
New York GO Series 2000B MB (Dexia Credit Local de France LOC) (A-1+, MIG-1)
1.02%	08/05/04	2,000	2,000,000
New York GO Series 2003A-3 DN (BNP Paribas LOC) (A-1+)
1.02%(b)	11/07/03	5,000	5,000,000
New York GO Series 2003A-5 DN (HSBC Bank LOC) (A-1)
1.10%(b)	11/07/03	1,000	1,000,000
New York Local Government Assistance Corporation RB Series 1994B DN (Credit Suisse LOC) (A-1+, VMIG-1)
1.00%(b)	11/07/03	8,350	8,350,000
New York State Energy Research & Development Authority PCRB (New York State Electric & Gas Corporation Project) Series 1994C DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.15%(b)	11/03/03	13,250	13,250,000
New York State Environmental Facilities Corporation RB (Eagle Tax Exempt Trust Receipts) (Clean Water & Drinking Project) Series 2003A DN (Citibank Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	5,710	5,710,000
New York State Environmental Facilities Corporation RB (Salomon Smith Barney Trust Receipts) (Facscorp Clean Water & Drinking Project) Series 2003R-2014 ROC II DN (Citibank Liquidity Facility)
1.08%(b)	11/07/03	2,710	2,710,000

See accompanying notes to financial statements.

New York Money Fund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
New York State Environmental Facilities Corporation RB (Salomon Smith Barney Trust Receipts) (Facscorp Clean Water & Drinking Project) Series 2003R-4001 ROC II DN (Citibank Liquidity Facility)
1.08%(b)	11/07/03	$1,600	$1,600,000
New York State Housing Finance Agency RB (10 Liberty Street Project) Series 2003 DN (Fleet Bank LOC) (VMIG-1)
1.00%(b)	11/07/03	4,100	4,100,000
New York State Medical Care Facilities Authority RB Series 1994 DN (Federal Home Loan Bank, Merrill Lynch SBPA) (A-1+)
1.07%(b)	11/07/03	6,795	6,795,000
New York State Thruway Authority RB Series 2003-4 DN (STARs Certificates, MBIA Insurance) (VMIG-1)
1.07%(b)	11/07/03	2,140	2,140,000
New York Turnpike Authority RB Series 2003A MB
3.00%	03/15/04	8,055	8,117,422
Onondaga County IDA Civic Facility RB (Crouse Health Hospital Project) Series 2003A DN (VMIG-1)
1.12%(b)	11/07/03	3,000	3,000,000
Orange County IDA Civic Facilities RB (Horton Medical Center Project) Series 2002A DN (Fleet National Bank LOC) (A-1, VMIG-1)
1.02%(b)	11/07/03	5,000	5,000,000
Oyster Bay GO Series 2003 MB
2.00%	01/23/04	10,000	10,016,372
Port Authority of New York & New Jersey RB (ABN AMRO Munitops Trust Certificates) Series 2000-19 DN (MBIA Insurance, ABN AMRO Bank, N.V. SBPA) (VMIG-1, F1+)
1.08%(b)	11/07/03	6,670	6,670,000
Rensselaer County IDA Civic Facilities RB (The Sage Colleges Project) Series 2002A DN (M & T Bank Corp. LOC) (VMIG-1)
1.12%(b)	11/07/03	2,900	2,900,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M & T Bank Corp. LOC) (VMIG-1)
1.16%(b)	11/07/03	$2,715	$2,715,000
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (Key Bank N.A. LOC)
1.09%(b)	11/07/03	2,390	2,390,000
South Orangetown Central School District GO Series 2003 TAN
1.25%	06/30/04	5,000	5,011,435
Suffolk County Water Authority GO Series 2003 BAN
1.10%	11/05/03	700	700,000
Syracuse GO Series 2003B RAN (MIG-1)
1.75%	06/30/04	9,000	9,048,289
Syracuse GO Series 2003C RAN (MIG-1)
1.75%	06/30/04	5,500	5,525,966
Triborough Bridge & Tunnel Authority RB (ABN AMRO Munitops Trust Certificates) Series 2002-14 DN (AMBAC Insurance, ABN AMRO Bank, N.V. SBPA) (VMIG-1)
1.08%(b)	11/07/03	4,240	4,240,000
Triborough Bridge & Tunnel Authority RB (ABN AMRO Munitops Trust Certificates) Series 2002-31 DN (MBIA Insurance, ABN AMRO Bank, N.V. SBPA) (VMIG-1)
1.08%(b)	11/07/03	10,000	10,000,000
Triborough Bridge & Tunnel Authority RB (Bear Stearns Municipal Trust Certificates) Series 2002-210 DN (Bear Stearns Liquidity Facility) (A-1)
1.05%(b)	11/07/03	8,200	8,200,000
Triborough Bridge & Tunnel Authority RB (Eagle Tax Exempt Trust Receipts) Series 2003A DN (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	2,000	2,000,000
Triborough Bridge & Tunnel Authority RB (Merrill Lynch Trust Receipts) Series PA-956 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
1.10%(b)	11/07/03	5,000	5,000,000

See accompanying notes to financial statements.

New York Money Fund Portfolio

Statement of Net Assets (Concluded)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Triborough Bridge & Tunnel Authority Special Obligation RB Series 2000C DN (FSA Insurance) (A-1+, VMIG-1)
1.10%(b)	11/07/03	$510	$510,000
West Islip Free School District GO Series 2003 TAN
1.75%	06/30/04	3,000	3,013,351

			361,489,236

Puerto Rico—2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority RB (Merrill Lynch P-Float Receipts) Series 2002 PA-1052 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
1.09%(b)	11/07/03	4,000	4,000,000
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds (ABN AMRO Munitops Trust Certificates) Series 2000A-17 MB (ABN AMRO Bank, N.V. SBPA) (VMIG-1)
1.06%	01/14/04	5,000	5,000,000

			9,000,000

		Value
TOTAL INVESTMENTS IN SECURITIES
(Cost $370,489,236(a))	99.6%	$370,489,236
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4%	1,338,861

NET ASSETS (Equivalent to $1.00 per share based on 347,972,891 Institutional Shares, 5,216,178 Dollar Shares and 18,651,667 Bear Stearns Shares outstanding)	100.0%	$371,828,097

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($371,828,097 ÷ 371,840,736)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

New York Money Fund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$255,490,750	69.1%
31-60 Days	10,145,000	2.7
61-90 Days	15,000,000	4.1
91-120 Days	25,000,000	6.8
121-150 Days	8,055,000	2.2
Over 150 Days	56,220,000	15.1

Average Weighted Maturity—54 days

See accompanying notes to financial statements.

Key to Investment Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
DN	Demand Note (Variable Rate)
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MB	Municipal Bond
PCRB	Pollution Control Revenue Bond
PN	Promissory Notes
PLC	Public Limited Company
RB	Revenue Bond
RAN	Revenue Anticipation Note
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at October 31, 2003. The ratings have not been audited by the Independent Auditors and, therefore, are not covered by the Report of the Independent Auditors.

[Intentionally Left Blank]

BlackRock Provident Institutional Funds

Statements of Operations

For the Year Ended October 31, 2003

	TEMPFUND PORTFOLIO	TEMPCASH PORTFOLIO	FEDFUND PORTFOLIO

Investment Income:

Interest income	$379,727,468	$148,633,603	$39,029,062

Expenses:

Investment advisory fee	23,287,869	11,312,901	3,351,360

Administration fee	30,054,099	12,391,126	4,480,035

Custodian fee	2,490,908	1,017,026	384,474

Transfer agent fee	630,912	140,342	64,219

Service Organization fees—Dollar Shares	10,068,830	1,093,795	1,236,973

Service Organization fees—Cash Management Shares	400,996	—	—

Service Organization fees—Cash Reserve Shares	147,724	—	33,313

Service Organization fees—Bear Stearns Shares	309,644	—	23,866

Service Organization fees—Administration Shares	277	—	—

Distribution (12b-1) fees—Bear Stearns Shares	230,586	—	18,563

Legal fees	274,144	104,129	29,510

Audit fees	130,404	55,747	13,713

Printing	92,411	42,235	17,152

Registration fees and expenses	81,219	40,274	48,852

Trustees fees and expenses	190,955	70,252	16,324

Other	446,106	142,183	69,414

	68,837,084	26,410,010	9,787,768

Less fees waived	(6,294,372)	(5,712,172)	(2,473,988)

Less custody fees paid indirectly	—	(6,301)	—

Total expenses	62,542,712	20,691,537	7,313,780

Net investment income	317,184,756	127,942,066	31,715,282

Net realized gain (loss) from investment transactions	(11,642)	(9,501)	24,682

Net increase in net assets resulting from operations	$317,173,114	$127,932,565	$31,739,964

See accompanying notes to financial statements.

T-FUND PORTFOLIO	FEDERAL TRUST FUND PORTFOLIO	TREASURY TRUST FUND PORTFOLIO	MUNIFUND PORTFOLIO	MUNICASH PORTFOLIO	CALIFORNIA MONEY FUND PORTFOLIO	NEW YORK MONEY FUND PORTFOLIO

$45,116,889	$2,428,946	$17,385,033	$17,860,685	$22,912,009	$5,779,831	$4,953,532

3,997,138	213,006	1,646,482	2,626,429	3,011,624	1,028,078	865,080

5,085,282	334,310	2,464,309	2,626,429	3,011,624	899,568	756,945

416,230	49,158	230,950	242,650	281,512	116,930	101,062

135,161	21,450	43,903	62,941	30,469	21,233	17,550

1,270,324	10,560	754,887	120,612	206,286	43,459	16,505

394,669	—	66,621	64,496	—	391	—

—	—	—	32,412	—	—	—

—	—	—	29,828	—	12,165	71,772

161,199	—	29,565	6,247	—	—	—

—	—	—	23,199	—	9,465	55,822

35,784	750	14,189	15,651	19,657	10,009	13,390

17,896	1,016	8,102	9,531	10,717	2,658	2,436

9,703	43	3,982	5,600	6,617	—	—

69,995	35,592	36,774	104,700	61,911	16,570	8,990

20,297	—	9,421	3,656	12,374	—	—

85,693	10,973	45,648	35,252	29,188	12,401	11,400

11,699,371	676,858	5,354,833	6,009,633	6,681,979	2,172,927	1,920,952

(2,712,414)	(282,304)	(1,547,314)	(2,572,022)	(2,757,982)	(1,082,172)	(926,491)

(58,647)	—	—	(142,367)	(211,710)	(37,679)	(40,099)

8,928,310	394,554	3,807,519	3,295,244	3,712,287	1,053,076	954,362

36,188,579	2,034,392	13,577,514	14,565,441	19,199,722	4,726,755	3,999,170

(24,760)	33,484	39,731	13,252	38,928	(45,308)	1,205

$36,163,819	$2,067,876	$13,617,245	$14,578,693	$19,238,650	$4,681,447	$4,000,375

BlackRock Provident Institutional Funds

Statements of Changes in Net Assets

	TEMPFUND PORTFOLIO		TEMPCASH PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002

Increase (decrease) in net assets:

Operations:

Net investment income	$317,184,756	$590,300,591	$127,942,066	$155,390,008

Net gain (loss) on investments	(11,642)	(468,456)	(9,501)	(888)

Net increase in net assets resulting from operations	317,173,114	589,832,135	127,932,565	155,389,120

Distributions to shareholders from:
Net investment income:

Institutional Shares	(279,906,630)	(512,350,973)	(123,842,104)	(148,342,353)

Dollar Shares	(36,272,849)	(74,194,813)	(4,099,962)	(7,047,655)

Cash Management Shares	(458,513)	(820,267)	—	—

Cash Reserve Shares	(348,756)	(2,884,045)	—	—

Administration Shares	(2,770)	(587)	—	—

Bear Stearns Shares	(195,238)	(49,906)	—	—

Total distributions from net investment income	(317,184,756)	(590,300,591)	(127,942,066)	(155,390,008)

Short-term gains:

Institutional Shares	—	(576,623)	—	(129,250)

Dollar Shares	—	(97,932)	—	(7,909)

Cash Management Shares	—	(1,703)	—	—

Cash Reserve Shares	—	(4,685)	—	—

Administration Shares	—	—	—	—

Bear Stearns Shares	—	—	—	—

Total distributions from short-term gains	—	(680,943)	—	(137,159)

Total distributions to shareholders	(317,184,756)	(590,981,534)	(127,942,066)	(155,527,167)

Capital share transactions	(318,668,856)	(7,645,083,423)	4,028,854,703	2,227,496,750

Total increase (decrease) in net assets	(318,680,498)	(7,646,232,822)	4,028,845,202	2,227,358,703

Net assets:

Beginning of period	24,447,485,902	32,093,718,724	7,597,630,853	5,370,272,150

End of period	$24,128,805,404	$24,447,485,902	$11,626,476,055	$7,597,630,853

See accompanying notes to financial statements.

FEDFUND PORTFOLIO		T-FUND PORTFOLIO		FEDERAL TRUST FUND PORTFOLIO
YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002

$31,715,282	$52,923,645	$$36,188,579	$66,824,038	$$2,034,392	$3,698,867

24,682	12,318	(24,760)	810	33,484	(1,439)

31,739,964	52,935,963	36,163,819	66,824,848	2,067,876	3,697,428

(27,344,879)	(41,948,733)	(30,134,282)	(57,154,499)	(2,000,463)	(3,576,359)

(4,306,454)	(10,964,918)	(4,032,889)	(7,833,793)	(33,929)	(122,508)

—	—	(440,146)	(831,348)	—	—

(48,268)	—	—	—	—	—

—	—	(1,581,262)	(1,004,398)	—	—

(15,681)	(9,994)	—	—	—	—

(31,715,282)	(52,923,645)	(36,188,579)	(66,824,038)	(2,034,392)	(3,698,867)

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

(31,715,282)	(52,923,645)	(36,188,579)	(66,824,038)	(2,034,392)	(3,698,867)

(11,484,018)	94,724,717	(420,042,416)	375,126,566	(1,050,744)	(2,247,137)

(11,459,336)	94,737,035	(420,067,176)	375,127,376	(1,017,260)	(2,248,576)

2,593,520,280	2,498,783,245	3,545,115,753	3,169,988,377	199,009,493	201,258,069

$2,582,060,944	$2,593,520,280	$3,125,048,577	$3,545,115,753	$197,992,233	$199,009,493

BlackRock Provident Institutional Funds

Statements of Changes in Net Assets

	TREASURY TRUST FUND PORTFOLIO		MUNIFUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002

Increase (decrease) in net assets:

Operations:

Net investment income	$13,577,514	$20,120,419	$14,565,441	$13,706,740

Net gain (loss) on investments	39,731	160,607	13,252	29,775

Net increase in net assets resulting from operations	13,617,245	20,281,026	14,578,693	13,736,515

Distributions to shareholders from:

Net investment income:

Institutional Shares	(10,995,237)	(15,102,129)	(14,031,321)	(12,641,850)

Dollar Shares	(2,249,923)	(4,663,017)	(358,615)	(781,782)

Cash Management Shares	(63,913)	(137,176)	(51,894)	(63,933)

Cash Reserve Shares	—	—	(51,034)	(107,069)

Administration Shares	(268,441)	(218,097)	(55,948)	(107,784)

Bear Stearns Shares	—	—	(16,629)	(4,322)

Total distributions from net investment income	(13,577,514)	(20,120,419)	(14,565,441)	(13,706,740)

Capital share transactions	271,047,917	253,348,715	464,702,260	374,069,376

Total increase (decrease) in net assets	271,087,648	253,509,322	464,715,512	374,099,151

Net assets:

Beginning of period	1,408,619,673	1,155,110,351	1,150,778,283	776,679,132

End of period	$1,679,707,321	$1,408,619,673	$1,615,493,795	$1,150,778,283

See accompanying notes to financial statements.

MUNICASH PORTFOLIO		CALIFORNIA MONEY FUND PORTFOLIO		NEW YORK MONEY FUND PORTFOLIO
YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002

$19,199,722	$17,051,605	$4,726,755	$6,965,578	$3,999,170	$5,057,764

38,928	88,817	(45,308)	63,658	1,205	—

19,238,650	17,140,422	4,681,447	7,029,236	4,000,375	5,057,764

(18,534,647)	(16,381,073)	(4,596,334)	(6,826,635)	(3,914,008)	(4,985,458)

(665,075)	(632,390)	(123,700)	(138,180)	(45,195)	(46,498)

0	(38,142)	(197)	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	(6,524)	(763)	(39,967)	(25,808)

(19,199,722)	(17,051,605)	(4,726,755)	(6,965,578)	(3,999,170)	(5,057,764)

828,438,393	460,826,138	28,797,397	(83,393,850)	(11,962,932)	9,905,109

828,477,321	460,914,955	28,752,089	(83,330,192)	(11,961,727)	9,905,109

1,316,228,642	855,313,687	486,670,426	570,000,618	383,789,824	373,884,715

$2,144,705,963	$1,316,228,642	$515,422,515	$486,670,426	$371,828,097	$383,789,824

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

TempFund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
10/31/03	$1.00	$0.0113	($0.0113)
10/31/02	1.00	0.0186	(0.0186)
10/31/01	1.00	0.0477	(0.0477)
10/31/00	1.00	0.0611	(0.0611)
10/01/99 through 10/31/99	1.00	0.0045	(0.0045)
09/30/99	1.00	0.0495	(0.0495)
Dollar Shares
10/31/03	$1.00	$0.0088	($0.0088)
10/31/02	1.00	0.0161	(0.0161)
10/31/01	1.00	0.0452	(0.0452)
10/31/00	1.00	0.0586	(0.0586)
10/01/99 through 10/31/99	1.00	0.0043	(0.0043)
09/30/99	1.00	0.0470	(0.0470)
Cash Management Shares
10/31/03	$1.00	$0.0063	($0.0063)
10/31/02	1.00	0.0136	(0.0136)
10/31/01	1.00	0.0427	(0.0427)
10/31/00	1.00	0.0561	(0.0561)
10/01/99 through 10/31/99	1.00	0.0041	(0.0041)
06/14/99[2] through 09/30/99	1.00	0.0135	(0.0135)
Cash Reserve Shares[7]
10/31/03	$1.00	$0.0067	($0.0067)
10/31/02	1.00	0.0146	(0.0146)
10/31/01	1.00	0.0437	(0.0437)
05/30/00[2] through 10/31/00	1.00	0.0258	(0.0258)
Administration Shares
10/31/03	$1.00	$0.0103	($0.0103)
04/04/02[2] through 10/31/02	1.00	0.0095	(0.0095)
Bear Stearns Shares
10/31/03	$1.00	$0.0034	($0.0034)
05/20/02[2] through 10/31/02	1.00	0.0041	(0.0041)

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[11]		NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.14%		$20,081,053	0.18%		0.18%		0.20%		1.15%
1.00	1.88		19,871,753	0.18		0.18		0.18		1.88
1.00	4.87		26,150,330	0.18		0.18		0.20		4.62
1.00	6.28		15,862,970	0.18		0.18		0.20		6.12
1.00	5.42	[1]	13,884,164	0.18	[1]	0.18	[1]	0.20	[1]	5.31	[1]
1.00	5.06		12,045,566	0.18		0.18		0.22		4.96

$1.00	0.89%		$3,818,036	0.43%		0.43%		0.45%		0.90%
1.00	1.62		4,309,354	0.43		0.43		0.43		1.63
1.00	4.61		5,677,232	0.43		0.43		0.45		4.32
1.00	6.02		815,132	0.43		0.43		0.45		5.94
1.00	5.15	[1]	446,569	0.43	[1]	0.43	[1]	0.45	[1]	5.06	[1]
1.00	4.81		497,178	0.43		0.43		0.47		4.71

$1.00	0.63%		$147,693	0.68%		0.68%		0.70%		0.57%
1.00	1.37		65,140	0.68		0.68		0.68		1.34
1.00	4.35		58,043	0.68		0.68		0.70		3.93
1.00	5.75		30,242	0.68		0.68		0.70		5.68
1.00	4.92	[1]	14,069	0.68	[1]	0.68	[1]	0.70	[1]	4.81	[1]
1.00	4.60	[1]	13,789	0.68	[1]	0.68	[1]	0.71	[1]	4.57	[1]

$1.00	0.76%[1]		$6,622	0.58%[1]		0.58%[1]		0.60%[1]		0.94%[1]
1.00	1.47		178,398	0.58		0.58		0.58		1.47
1.00	4.46		208,114	0.58		0.58		0.60		4.42
1.00	6.24	[1]	222,325	0.58	[1]	0.58	[1]	0.60	[1]	6.16	[1]

$1.00	1.04%		$330	0.28%		0.28%		0.30%		1.00%
1.00	1.66	[1]	124	0.28	[1]	0.28	[1]	0.29	[1]	1.62	[1]

$1.00	0.34%		$75,071	0.96%		0.96%		1.02%		0.30%
1.00	0.91	[1]	22,717	1.00	[1]	1.00	[1]	1.01	[1]	0.88	[1]

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

TempCash Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
10/31/03	$1.00	$0.0118	($0.0118)
10/31/02	1.00	0.0193	(0.0193)
10/31/01	1.00	0.0483	(0.0483)
10/31/00	1.00	0.0613	(0.0613)
10/01/99 through 10/31/99	1.00	0.0044	(0.0044)
09/30/99	1.00	0.0496	(0.0496)
Dollar Shares
10/31/03	$1.00	$0.0093	($0.0093)
10/31/02	1.00	0.0168	(0.0168)
10/31/01	1.00	0.0458	(0.0458)
10/31/00	1.00	0.0588	(0.0588)
10/01/99 through 10/31/99	1.00	0.0042	(0.0042)
09/30/99	1.00	0.0471	(0.0471)

FedFund Portfolio
Institutional Shares
10/31/03	$1.00	$0.0110	($0.0110)
10/31/02	1.00	0.0183	(0.0183)
10/31/01	1.00	0.0469	(0.0469)
10/31/00	1.00	0.0594	(0.0594)
10/31/99	1.00	0.0483	(0.0483)
Dollar Shares
10/31/03	$1.00	$0.0085	($0.0085)
10/31/02	1.00	0.0158	(0.0158)
10/31/01	1.00	0.0444	(0.0444)
10/31/00	1.00	0.0569	(0.0569)
10/31/99	1.00	0.0458	(0.0458)
Cash Reserve Shares
04/01/03[2] through 10/31/03	$1.00	$0.0034	($0.0034)
Bear Stearns Shares
10/31/03	$1.00	$0.0033	($0.0033)
05/20/02[2] through 10/31/02	1.00	0.0040	(0.0040)

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[1][1]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.18%	$11,193,249	0.18%	0.18%	0.23%	1.18%
1.00	1.95	7,195,494	0.18	0.18	0.24	1.92
1.00	4.93	4,923,190	0.18	0.18	0.29	4.76
1.00	6.30	3,785,528	0.18	0.18	0.31	6.18
1.00	5.31 [1]	1,951,436	0.18 [1]	0.18 [1]	0.34 [1]	5.19 [1]
1.00	5.07	1,968,626	0.18	0.18	0.30	4.95

$1.00	0.93%	$433,227	0.43%	0.43%	0.48%	0.94%
1.00	1.70	402,137	0.43	0.43	0.50	1.71
1.00	4.67	447,082	0.43	0.43	0.54	4.56
1.00	6.04	427,625	0.43	0.43	0.56	5.89
1.00	5.06 [1]	401,426	0.43 [1]	0.43 [1]	0.59 [1]	4.94 [1]
1.00	4.82	378,010	0.43	0.43	0.55	4.70

$1.00	1.10%	$2,163,336	0.20%	0.20%	0.28%	1.10%
1.00	1.85	1,955,108	0.20	0.20	0.26	1.82
1.00	4.79	1,684,597	0.20	0.20	0.27	4.61
1.00	6.10	1,400,232	0.20	0.20	0.29	6.01
1.00	4.94	742,744	0.20	0.20	0.28	4.81

$1.00	0.85%	$397,344	0.45%	0.45%	0.53%	0.87%
1.00	1.60	635,685	0.45	0.45	0.50	1.61
1.00	4.53	814,186	0.45	0.45	0.52	4.18
1.00	5.84	216,511	0.45	0.45	0.54	6.04
1.00	4.69	34,611	0.45	0.45	0.53	4.56

$1.00	0.59%[1]	$13,492	0.60%[1]	0.60%[1]	0.69%[1]	0.58%[1]

$1.00	0.33%	$7,889	0.95%	0.95%	1.08%	0.30%
1.00	0.89 [1]	2,728	1.00 [1]	1.00 [1]	1.08 [1]	0.87 [1]

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

T-Fund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
10/31/03	$1.00	$0.0106	($0.0106)
10/31/02	1.00	0.0179	(0.0179)
10/31/01	1.00	0.0454	(0.0454)
10/31/00	1.00	0.0579	(0.0579)
10/31/99	1.00	0.0473	(0.0473)
Dollar Shares
10/31/03	$1.00	$0.0081	($0.0081)
10/31/02	1.00	0.0154	(0.0154)
10/31/01	1.00	0.0429	(0.0429)
10/31/00	1.00	0.0554	(0.0554)
10/31/99	1.00	0.0448	(0.0448)
Cash Management Shares
10/31/03	$1.00	$0.0056	($0.0056)
10/31/02	1.00	0.0129	(0.0129)
10/31/01	1.00	0.0404	(0.0404)
10/31/00	1.00	0.0529	(0.0529)
05/17/99[2] through 10/31/99	1.00	0.0197	(0.0197)
Administration Shares
10/31/03	$1.00	$0.0096	($0.0096)
04/09/02[2] through 10/31/02	1.00	0.0089	(0.0089)

Federal Trust Fund Portfolio
Institutional Shares
10/31/03	$1.00	$0.0106	($0.0106)
10/31/02	1.00	0.0183	(0.0183)
10/31/01	1.00	0.0465	(0.0465)
10/31/00	1.00	0.0593	(0.0593)
10/31/99	1.00	0.0478	(0.0478)
Dollar Shares
10/31/03	$1.00	$0.0081	($0.0081)
10/31/02	1.00	0.0158	(0.0158)
10/31/01	1.00	0.0440	(0.0440)
10/31/00	1.00	0.0568	(0.0568)
10/31/99	1.00	0.0453	(0.0453)

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[11]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.06%	$2,601,725	0.20%	0.20%	0.27%	1.06%
1.00	1.80	2,831,278	0.20	0.20	0.25	1.79
1.00	4.63	2,582,091	0.20	0.19	0.27	4.46
1.00	5.95	2,209,396	0.20	0.19	0.28	5.77
1.00	4.83	2,397,386	0.20	0.20	0.26	4.72

$1.00	0.81%	$449,468	0.45%	0.45%	0.52%	0.79%
1.00	1.55	448,592	0.45	0.45	0.50	1.54
1.00	4.37	542,219	0.45	0.44	0.52	4.34
1.00	5.68	630,801	0.45	0.44	0.53	5.54
1.00	4.58	612,695	0.45	0.45	0.51	4.47

$1.00	0.56%	$73,714	0.70%	0.70%	0.77%	0.56%
1.00	1.29	79,717	0.70	0.70	0.76	1.27
1.00	4.11	45,678	0.70	0.69	0.77	3.99
1.00	5.42	62,480	0.70	0.69	0.78	5.31
1.00	4.37 [1]	3,252	0.70 [1]	0.70 [1]	0.78 [1]	4.43 [1]

$1.00	0.96%	$142	0.30%	0.30%	0.37%	0.98%
1.00	1.58 [1]	185,529	0.30 [1]	0.30 [1]	0.37 [1]	1.55 [1]

$1.00	1.07%	$193,437	0.20%	0.20%	0.35%	1.07%
1.00	1.84	194,335	0.20	0.20	0.30	1.84
1.00	4.75	187,005	0.20	0.20	0.31	4.53
1.00	6.10	138,396	0.20	0.20	0.34	5.84
1.00	4.88	219,344	0.20	0.20	0.32	4.76

$1.00	0.81%	$4,555	0.45%	0.45%	0.60%	0.80%
1.00	1.59	4,675	0.44	0.44	0.53	1.64
1.00	4.49	14,253	0.45	0.45	0.56	4.39
1.00	5.83	13,200	0.45	0.45	0.59	5.59
1.00	4.63	27,539	0.45	0.45	0.57	4.51

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Treasury Trust Fund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
10/31/03	$1.00	$0.0098	($0.0098)
10/31/02	1.00	0.0170	(0.0170)
10/31/01	1.00	0.0443	(0.0443)
10/31/00	1.00	0.0552	(0.0552)
10/31/99	1.00	0.0442	(0.0442)
Dollar Shares
10/31/03	$1.00	$0.0073	($0.0073)
10/31/02	1.00	0.0145	(0.0145)
10/31/01	1.00	0.0418	(0.0418)
10/31/00	1.00	0.0527	(0.0527)
10/31/99	1.00	0.0417	(0.0417)
Cash Management Shares[5]
12/03/02 through 10/31/03	$1.00	$0.0021	($0.0021)
11/01/01 through 10/15/02	1.00	0.0116	(0.0116)
12/11/00[2] through 10/31/01	1.00	0.0331	(0.0331)
Administration Shares[9]
11/01/02 through 10/02/03	$1.00	$0.0083	($0.0083)
05/30/02[2] through 10/31/02	1.00	0.0063	(0.0063)

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[11]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	0.99%	$1,401,853	0.20%	0.20%	0.30%	0.97%
1.00	1.71	1,053,635	0.20	0.20	0.28	1.70
1.00	4.52	766,758	0.19	0.19	0.27	4.48
1.00	5.66	846,651	0.20	0.20	0.29	5.49
1.00	4.51	826,167	0.20	0.20	0.28	4.41

$1.00	0.74%	$270,930	0.45%	0.45%	0.56%	0.75%
1.00	1.46	321,730	0.45	0.45	0.53	1.46
1.00	4.26	379,989	0.44	0.44	0.52	4.17
1.00	5.40	310,589	0.45	0.45	0.54	5.23
1.00	4.26	398,972	0.45	0.45	0.53	4.14

$1.00	0.39%[1]	$6,924	0.70%[1]	0.70%[1]	0.80%[1]	0.48%[1]
1.00	1.16 [1]	—	0.69 [1]	0.69 [1]	0.76 [1]	1.22 [1]
1.00	3.78 [1]	8,363	0.76 [1]	0.76 [1]	0.85 [1]	4.42 [1]

$1.00	0.91%[1]	—	0.30%[1]	0.30%[1]	0.41%[1]	0.91%[1]
1.00	1.49 [1]	33,255	0.30 [1]	0.30 [1]	0.42 [1]	1.49 [1]

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

MuniFund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
10/31/03	$1.00	$0.0096	$(0.0096)
10/31/02	1.00	0.0142	(0.0142)
10/31/01	1.00	0.0302	(0.0302)
10/31/00	1.00	0.0379	(0.0379)
12/01/98 through 10/31/99	1.00	0.0273	(0.0273)
11/30/98	1.00	0.0327	(0.0327)
Dollar Shares
10/31/03	$1.00	$0.0071	$(0.0071)
10/31/02	1.00	0.0117	(0.0117)
10/31/01	1.00	0.0277	(0.0277)
10/31/00	1.00	0.0354	(0.0354)
12/01/98 through 10/31/99	1.00	0.0250	(0.0250)
11/30/98	1.00	0.0302	(0.0302)
Cash Management Shares[4]
10/31/03	$1.00	$0.0040	$(0.0040)
10/31/02	1.00	0.0085	(0.0085)
10/31/01	1.00	0.0252	(0.0252)
10/31/00	1.00	0.0329	(0.0329)
06/14/99[2] through 10/31/99	1.00	0.0099	(0.0099)
Cash Reserve Shares[8]
11/01/02 through 08/06/03	$1.00	$0.0047	$(0.0047)
10/31/02	1.00	0.0102	(0.0102)
10/31/01	1.00	0.0262	(0.0262)
08/04/00[2] through 10/31/00	1.00	0.0090	(0.0090)
Administration Shares[10]
11/01/02 through 10/06/03	$1.00	$0.0081	$(0.0081)
04/18/02[2] through 10/31/02	1.00	0.0069	(0.0069)
Bear Stearns Shares
10/31/03	$1.00	$0.0026	$(0.0026)
05/20/02[2] through 10/31/02	1.00	0.0024	(0.0024)

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[11]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	0.96%	$1,549,951	0.20%		0.19%		0.35%		0.93%
1.00	1.43	1,037,163	0.20		0.19		0.37		1.41
1.00	3.06	688,837	0.20		0.19		0.39		3.02
1.00	3.86	605,741	0.20		0.19		0.41		3.79
1.00	3.02 [1]	483,033	0.20	[1]	0.20	[1]	0.41	[1]	2.96	[1]
1.00	3.32	467,760	0.25		0.25		0.41		3.26

$1.00	0.71%	$37,749	0.45%		0.44%		0.60%		0.74%
1.00	1.18	74,526	0.45		0.44		0.62		1.18
1.00	2.81	70,990	0.45		0.44		0.64		2.66
1.00	3.60	63,619	0.45		0.44		0.66		3.55
1.00	2.77 [1]	56,238	0.45	[1]	0.45	[1]	0.66	[1]	2.71	[1]
1.00	3.07	51,736	0.50		0.50		0.66		3.01

$1.00	0.45%[1]	$22,423	0.70%[1]		0.69%[1]		0.85%[1]		0.40%[1]
1.00	0.91[1]	11,197	0.70	[1]	0.69	[1]	0.87	[1]	0.90	[1]
1.00	2.55	4,763	0.70		0.69		0.89		2.39
1.00	3.34	3,663	0.70		0.69		0.90		3.33
1.00	2.61[1]	2,712	0.70	[1]	0.70	[1]	0.92	[1]	2.58	[1]

$1.00	0.57%[1]	$—	0.60%[1]		0.59%[1]		0.75%[1]		0.63%[1]
1.00	1.03	8,626	0.60		0.59		0.77		1.03
1.00	2.65	12,089	0.60		0.59		0.79		2.68
1.00	3.74[1]	17,151	0.60	[1]	0.59	[1]	0.79	[1]	3.69	[1]

$1.00	0.87%[1]	$—	0.30%[1]		0.29%[1]		0.45%[1]		0.90%[1]
1.00	1.28[1]	13,051	0.30	[1]	0.29	[1]	0.47	[1]	1.27	[1]

$1.00	0.26%	$5,371	0.88%		0.87%		1.15%		0.25%
1.00	0.54[1]	6,215	1.00	[1]	0.99	[1]	1.16	[1]	0.57	[1]

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

MuniCash Portfolio	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
10/31/03	$1.00	$0.0108	($0.0108)
10/31/02	1.00	0.0156	(0.0156)
10/31/01	1.00	0.0325	(0.0325)
10/31/00	1.00	0.0392	(0.0392)
12/01/98 through 10/31/99	1.00	0.0281	(0.0281)
11/30/98	1.00	0.0346	(0.0346)
Dollar Shares
10/31/03	$1.00	$0.0083	($0.0083)
10/31/02	1.00	0.0131	(0.0131)
10/31/01	1.00	0.0300	(0.0300)
10/31/00	1.00	0.0367	(0.0367)
12/01/98 through 10/31/99	1.00	0.0258	(0.0258)
11/30/98	1.00	0.0321	(0.0321)
Cash Management Shares[6]
11/01/01 through 10/15/02	$1.00	$0.0101	($0.0101)
3/2/01[2] through 10/31/01	1.00	0.0163	(0.0163)

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[11]		NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.09%		$2,054,465	0.20%		0.19%		0.34%		1.04%
1.00	1.57		1,257,237	0.20		0.19		0.36		1.55
1.00	3.30		809,890	0.20		0.19		0.40		3.04
1.00	3.99		298,832	0.20		0.20		0.40		3.91
1.00	3.11	[1]	308,212	0.20	[1]	0.20	[1]	0.41	[1]	3.05	[1]
1.00	3.51		500,254	0.18		0.18		0.40		3.47

$1.00	0.84%		$90,241	0.45%		0.44%		0.59%		0.81%
1.00	1.32		58,991	0.45		0.44		0.61		1.30
1.00	3.04		40,306	0.45		0.45		0.65		3.19
1.00	3.73		101,373	0.45		0.45		0.65		3.63
1.00	2.86	[1]	123,017	0.45	[1]	0.45	[1]	0.66	[1]	2.80	[1]
1.00	3.26		91,404	0.43		0.43		0.65		3.22

$1.00	1.01%[1]		$—	0.70%[1]		0.69%[1]		0.87%[1]		1.07%[1]
1.00	2.47	[1]	5,118	0.69	[1]	0.69	[1]	0.89	[1]	2.36	[1]

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

California Money Fund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
10/31/03	$1.00	$0.0094	($0.0094)
10/31/02	1.00	0.0132	(0.0132)
10/31/01	1.00	0.0271	(0.0271)
10/31/00	1.00	0.0326	(0.0326)
02/01/99 through 10/31/99	1.00	0.0201	(0.0201)
01/31/99	1.00	0.0305	(0.0305)
Dollar Shares
10/31/03	$1.00	$0.0069	($0.0069)
10/31/02	1.00	0.0107	(0.0107)
10/31/01	1.00	0.0246	(0.0246)
10/31/00	1.00	0.0301	(0.0301)
02/01/99 through 10/31/99	1.00	0.0182	(0.0182)
01/31/99	1.00	0.0280	(0.0280)
Cash Management Shares
07/14/03[2] through 10 /31/03	$1.00	$0.0008	($0.0008)
Bear Stearns Shares
10/31/03	$1.00	$0.0025	($0.0025)
05/20/02[2] through 10/31/02	1.00	0.0022	(0.0022)

New York Money Fund Portfolio
Institutional Shares
10/31/03	$1.00	$0.0096	($0.0096)
10/31/02	1.00	0.0131	(0.0131)
10/31/01	1.00	0.0285	(0.0285)
10/31/00	1.00	0.0364	(0.0364)
08/01/99 through 10/31/99	1.00	0.0076	(0.0076)
07/31/99	1.00	0.0289	(0.0289)
Dollar Shares[3]
10/31/03	$1.00	$0.0071	($0.0071)
10/31/02	1.00	0.0106	(0.0106)
10/31/01	1.00	0.0260	(0.0260)
10/31/00	1.00	0.0205	(0.0205)
08/01/99 through 10/31/99	1.00	—	—
07/31/99	1.00	—	—

Bear Stearns Shares
10/31/03	$1.00	$0.0025	($0.0025)
05/20/02[2] through 10/31/02	1.00	0.0021	(0.0021)

[1]	Annualized.
[2]	Commencement of Operations.
[3]	There were no Dollar Shares outstanding during the period July 21, 1998 to April 10, 2000.
[4]	There were no Cash Management Shares outstanding during the periods December 18, 2001 to January 10, 2002 and December 06, 2002 to January 09, 2003.
[5]	There were no Cash Management Shares outstanding during the periods October 16, 2002 to December 2, 2002 and January 17, 2003 to May 29, 2003.
[6]	There were no Cash Management Shares outstanding during the period October 16, 2002 to October 31, 2003.
[7]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003.
[8]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to October 31, 2003.
[9]	There were no Administration Shares outstanding during the period October 3, 2003 to October 31, 2003.
[10]	There were no Administration Shares outstanding during the period October 7, 2003 to October 31, 2003.
[11]	Past performance is no guarantee of future results.

See accompanying notes to financial statements.

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[11]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	0.94%	$496,630	0.20%	0.19%	0.40%	0.93%
1.00	1.33	456,081	0.20	0.19	0.42	1.32
1.00	2.74	542,541	0.20	0.19	0.44	2.72
1.00	3.31	575,735	0.20	0.20	0.44	3.25
1.00	2.73 [1]	543,476	0.20 [1]	0.20 [1]	0.45 [1]	2.68 [1]
1.00	3.09	549,170	0.20	0.20	0.45	3.02

$1.00	0.69%	$15,463	0.45%	0.44%	0.65%	0.71%
1.00	1.07	29,922	0.45	0.45	0.67	1.12
1.00	2.49	27,460	0.45	0.44	0.69	2.45
1.00	3.05	10,212	0.45	0.45	0.69	2.98
1.00	2.48 [1]	8,288	0.45 [1]	0.45 [1]	0.70 [1]	2.43 [1]
1.00	2.84	139,601	0.45	0.45	0.70	2.77

$1.00	0.25%[1]	$227	0.69%[1]	0.68%[1]	0.91%[1]	0.25%[1]

$1.00	0.25%	$3,103	0.88%	0.87%	1.20%	0.24%
1.00	0.48 [1]	668	1.00 [1]	0.99 [1]	1.20 [1]	0.51 [1]

$1.00	0.96%	$347,960	0.20%	0.19%	0.40%	0.95%
1.00	1.32	362,077	0.20	0.19	0.41	1.31
1.00	2.89	369,989	0.20	0.19	0.44	2.82
1.00	3.71	302,194	0.20	0.19	0.46	3.61
1.00	3.06 [1]	323,247	0.20 [1]	0.20 [1]	0.50 [1]	3.02 [1]
1.00	2.93	295,728	0.20	0.20	0.48	2.87

$1.00	0.71%	$5,216	0.45%	0.44%	0.65%	0.68%
1.00	1.07	4,716	0.45	0.44	0.66	1.06
1.00	2.63	3,896	0.45	0.44	0.69	2.52
1.00	3.73 [1]	1,647	0.45 [1]	0.44 [1]	0.70 [1]	3.66 [1]
1.00	—	—	—	—	—	—
1.00	—	—	—	—	—	—

$1.00	0.25%	$18,652	0.91%	0.90%	1.20%	0.25%
1.00	0.46 [1]	16,997	1.00 [1]	0.99 [1]	1.19 [1]	0.46 [1]

Notes to Financial Statements

BlackRock Provident Institutional Funds (“BPIF” or the “Company”) (formerly Provident Institutional Funds) was organized as a Delaware business trust on October 21, 1998. BPIF is the successor to five investment companies: (1) Temporary Investment Fund, Inc. (“Temp”), (2) Trust for Federal Securities (“Fed”), (3) Municipal Fund for Temporary Investment (“Muni”), (4) Municipal Fund for California Investors, Inc. (“Cal Muni”) and (5) Municipal Fund for New York Investors, Inc. (“NY Muni”) (together the “Predecessor Companies”). The accompanying financial statements and notes are those of the portfolios of Temp, Fed, Muni, Cal Muni and NY Muni, as follows: Temp—TempFund and TempCash; Fed—FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni—MuniFund and MuniCash; Cal Muni—California Money Fund and NY Muni—New York Money Fund. On February 10, 1999, the Predecessor Companies were each reorganized into a separate series of BPIF. BPIF is a no-load, open-end management investment company.

California Money Fund and New York Money Fund each offers eight classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offers seven classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, and Plus Shares. FedFund offers seven classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. TempCash and MuniCash each offers six classes of shares: Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. T-Fund offers six classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. Federal Trust Fund and Treasury Trust Fund each offers five classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. Pursuant to a Shareholder Service Plan, and as specified in a servicing agreement, financial institutions (“Service Organizations”) provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company’s payment of a fee to the Servicing Organization at an annual rate not to exceed: .10% for Administration Shares, .25% for Dollar Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares, Bear Stearns Shares and Cash Plus Shares, of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to a Distribution Plan, and as specified in a related agreement, institutions that are broker/dealers (“Broker/Dealers”) provide certain sales and support services to their clients who beneficially own Plus Shares, Bear Stearns Shares and Cash Plus Shares, in consideration for the Company’s payment of a fee to the Broker/Dealer at an annual rate not to exceed ..25% (not to exceed .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value with respect to Plus Shares and .35% of the average daily net asset value with respect to Bear Stearns Shares and Cash Plus Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve, Cash Management, Bear Stearns Shares and Cash Plus Shares shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with BPIF. As of October 31, 2003, no Plus Shares or Cash Plus Shares were outstanding.

Certain California municipal obligations in the California Money Fund may be obligations of issuers that rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

Certain New York municipal obligations in the New York Money Fund may be obligations of issuers that rely in whole or in part on New York State revenues, real property taxes, revenues from

Notes to Financial Statements (Continued)

health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

(A)    Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Security Valuation—Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

Repurchase Agreements—The Company may purchase, for TempFund, TempCash, FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

Dividends to Shareholders—Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Security Transactions and Investment Income—Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

Other—Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(B)    Transactions with Affiliates and Related Parties

Under agreements between the Company and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC manages the Company’s portfolios and serves as Co-Administrator. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”). PFPC Trust Co., an indirect subsidiary of PNC, is the Company’s custodian and PFPC Inc. (“PFPC”), an indirect subsidiary of PNC, is the Company’s transfer agent and Co-Administrator.

Notes to Financial Statements (Continued)

BlackRock Distributors, Inc., (“BDI”), an indirect subsidiary of PNC, serves as the Company’s distributor.

The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together, the “Co-Administrators”). Prior to the reorganization as discussed in the first paragraph of the Notes to Financial Statements, Provident Distributors, Inc. was co-administrator with PFPC.

In return for BIMC’s advisory services, the Company pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of TempFund as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to TempCash, MuniFund and MuniCash, the fee payable, based on each portfolio’s average daily net assets; and with respect to FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, the fee payable based on those portfolios’ combined average assets, is as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

For the year ended October 31, 2003, advisory fees and waivers for each portfolio were as follows:

	GROSS ADVISORY FEE	WAIVER	NET ADVISORY FEE
TempFund	$23,287,869	$3,133,904	$20,153,965
TempCash	11,312,901	2,856,086	8,456,815
FedFund	3,351,360	1,235,770	2,115,590
T-Fund	3,997,138	1,356,207	2,640,931
Federal Trust Fund	213,006	141,152	71,854
Treasury Trust Fund	1,646,482	773,657	872,825
MuniFund	2,626,429	1,281,834	1,344,595
MuniCash	3,011,624	1,378,991	1,632,633
California Money Fund	1,028,078	539,451	488,627
New York Money Fund	865,080	455,887	409,193

In return for their administrative services, the Company pays the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each portfolio as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion and .10% of amounts in excess of $3 billion.

Notes to Financial Statements (Continued)

For the year ended October 31, 2003, administration fees and waivers for each portfolio were as follows:

	GROSS ADMINISTRATION FEE	WAIVER	NET ADMINISTRATION FEE
TempFund	$30,054,099	$3,133,904	$26,920,195
TempCash	12,391,126	2,856,086	9,535,040
FedFund	4,480,035	1,235,770	3,244,265
T-Fund	5,085,282	1,356,207	3,729,075
Federal Trust Fund	334,310	141,152	193,158
Treasury Trust Fund	2,464,309	773,657	1,690,652
MuniFund	2,626,429	1,281,834	1,344,595
MuniCash	3,011,624	1,378,991	1,632,633
California Money Fund	899,568	539,451	360,117
New York Money Fund	756,945	455,887	301,058

The Co-Administrators and BIMC have contractually agreed to reduce their fees to the extent necessary to ensure that the operating expenses (excluding class specific fees paid to Service Organizations and Broker/Dealers) of TempFund and TempCash do not exceed .18% of their respective average net assets; and with respect to the other eight portfolios, do not exceed .20% of their respective average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

In addition to the contractual advisory and administration fee waivers, BIMC has voluntarily waived the following class specific service fees: $26,564 with respect to TempFund, $2,448 with respect to FedFund, $8,354 with respect to MuniFund, $3,270 with respect to California Money Fund and $14,717 with respect to New York Money Fund.

In return for PFPC’s transfer agent services, the Company pays out-of-pocket fees to PFPC. For the year ended October 31, 2003, the portfolios paid the following amounts to PFPC for transfer agent services: $491,714 with respect to TempFund, $145,830 with respect to TempCash, $57,548 with respect to FedFund, $119,135 with respect to T-Fund, $13,961 with respect to Federal Trust Fund, $61,472 with respect to Treasury Trust Fund, $64,137 with respect to MuniFund, $40,084 with respect to MuniCash, $28,105 with respect to California Money Fund and $22,542 with respect to New York Money Fund.

In return for custody services provided by PFPC Trust Co., the Company pays PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each portfolio as follows: .025% of the first $250 million, .02% of the next $250 million, .015% of the next $500 million, .009% of the next $2 billion and .008% of the average gross assets in excess of $3 billion. The Company may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

Pursuant to the Company’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“Custody Credits”). For the year ended October 31, 2003, custody credits earned were as follows: $6,301 with respect to TempCash, $58,647 with respect to  T-Fund, $142,367 with respect to MuniFund, $211,710 with respect to MuniCash, $37,679 with respect to California Money Fund and $40,099 with respect to New York Money Fund.

Notes to Financial Statements (Continued)

Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Distribution Plan and the Bear Stearns Distribution Plan, the Company may pay BlackRock Distributors, Inc. a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Company may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Company’s portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve and Bear Stearns shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

For the year ended October 31, 2003, certain portfolios paid shareholder servicing fees to affiliates of BIMC in the amounts as follows: $7,950,209 with respect to TempFund, $726,103 with respect to TempCash, $1,094,271 with respect to FedFund, $426,978 with respect to T-Fund, $396 with respect to Federal Trust Fund, $180,395 with respect to Treasury Trust Fund, $6,621 with respect to MuniFund, $12,095 with respect to MuniCash and $16,506 with respect to New York Money Fund.

As of fiscal year ended October 31, 2003, affiliated payables were as follows:

	PFPC AND PFPC Trust CO. (1)	BIMC (2)	OTHER BIMC AFFILIATES (3)
TempFund Portfolio	$783,380	$1,632,837	$612,462
TempCash Portfolio	328,313	598,415	66,821
FedFund Portfolio	89,664	191,694	83,763
T-Fund Portfolio	115,054	230,480	44,106
Federal Trust Fund Portfolio	9,691	11,470	22
Treasury Trust Fund Portfolio	62,892	130,763	11,087
MuniFund Portfolio	55,440	83,300	2,030
MuniCash Portfolio	61,801	119,550	925
California Money Fund Portfolio	22,598	19,877	1,008
New York Money Fund Portfolio	16,887	14,293	6,266

(1)	– Payables to PFPC as of October 31, 2003 are for accounting, administration and transfer agent services provided to the Company. Payables to PFPC Trust Co. as of October 31, 2003 are for custody services provided to the Company.
(2)	– Payables to BIMC as of October 31, 2003 are for advisory and administration services provided to the Company.
(3)	– Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Company’s Shareholder Services Plans and Distribution Plans, respectively.

(C)    Capital Shares

The Company’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

Notes to Financial Statements (Continued)

Transactions in capital shares for each period were as follows:

	TEMPFUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$276,207,756,814	$320,329,757,727
Dollar Shares	38,364,599,269	39,234,740,356
Cash Management Shares	437,731,482	248,094,854
Cash Reserve Shares	20,669,998	24,422,274
Administration Shares	291,414	154,263
Bear Stearns Shares	434,090,231	48,354,071
Shares issued in reinvestment of dividends:
Institutional Shares	101,669,074	225,390,564
Dollar Shares	3,547,849	6,172,161
Cash Management Shares	68,325	275,905
Cash Reserve Shares	535,699	3,115,566
Administration Shares	2,668	439
Bear Stearns Shares	190,138	44,475
Shares redeemed:
Institutional Shares	(276,100,101,223)	(326,832,864,751)
Dollar Shares	(38,859,473,439)	(40,608,515,754)
Cash Management Shares	(355,247,097)	(241,272,061)
Cash Reserve Shares	(192,984,729)	(57,241,521)
Administration Shares	(88,882)	(30,230)
Bear Stearns Shares	(381,926,447)	(25,681,761)

Net decrease	$(318,668,856)	$(7,645,083,423)

	TEMPCASH PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$113,438,535,749	$94,612,779,902
Dollar Shares	1,919,869,864	1,432,367,217
Shares issued in reinvestment of dividends:
Institutional Shares	61,528,458	63,453,979
Dollar Shares	3,522,686	6,295,496
Shares redeemed:
Institutional Shares	(109,502,300,170)	(92,403,760,766)
Dollar Shares	(1,892,301,884)	(1,483,639,078)

Net increase	$4,028,854,703	$2,227,496,750

Notes to Financial Statements (Continued)

	FEDFUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$18,617,146,278	$18,339,130,376
Dollar Shares	9,347,454,997	10,103,298,229
Cash Reserve Shares	14,767,894	—
Bear Stearns Shares	39,623,477	8,279,194
Shares issued in reinvestment of dividends:
Institutional Shares	6,438,915	10,933,307
Dollar Shares	35,588	126,269
Cash Reserve Shares	—	—
Bear Stearns Shares	15,891	9,331
Shares redeemed:
Institutional Shares	(18,415,375,127)	(18,079,562,829)
Dollar Shares	(9,585,838,350)	(10,281,928,162)
Cash Reserve Shares	(1,276,147)	—
Bear Stearns Shares	(34,477,434)	(5,560,998)

Net increase (decrease)	$(11,484,018)	$94,724,717

	T-FUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$31,256,861,309	$27,215,162,913
Dollar Shares	6,945,727,873	3,009,408,821
Cash Management Shares	159,487,289	217,269,133
Administration Shares	204,938,139	281,121,340
Shares issued in reinvestment of dividends:
Institutional Shares	8,303,407	21,511,586
Dollar Shares	718,352	1,480,882
Cash Management Shares	5,039	9,714
Administration Shares	349	—
Shares redeemed:
Institutional Shares	(31,494,699,189)	(26,987,487,118)
Dollar Shares	(6,945,566,499)	(3,104,517,843)
Cash Management Shares	(165,494,286)	(183,240,091)
Administration Shares	(390,324,199)	(95,592,771)

Net increase (decrease)	$(420,042,416)	$375,126,566

	FEDERAL TRUST FUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$925,872,690	$1,209,654,118
Dollar Shares	30,336,842	44,760,923
Shares issued in reinvestment of dividends:
Institutional Shares	635,035	1,350,906
Dollar Shares	813	3,531
Shares redeemed:
Institutional Shares	(927,449,372)	(1,203,673,586)
Dollar Shares	(30,446,752)	(54,343,029)

Net decrease	$(1,050,744)	$(2,247,137)

Notes to Financial Statements (Continued)

	TREASURY TRUST FUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$7,526,780,441	$6,158,665,188
Dollar Shares	1,516,085,619	868,102,409
Cash Management Shares	99,239,673	59,536,576
Administration Shares	99,493,892	97,491,797
Shares issued in reinvestment of dividends:
Institutional Shares	3,393,962	4,974,766
Dollar Shares	1,655,742	3,548,301
Cash Management Shares	—	109,500
Administration Shares	—	—
Shares redeemed:
Institutional Shares	(7,181,984,707)	(5,876,879,222)
Dollar Shares	(1,568,552,631)	(929,953,549)
Cash Management Shares	(92,314,953)	(68,010,483)
Administration Shares	(132,749,121)	(64,236,568)

Net increase	$271,047,917	$253,348,715

	MUNIFUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$10,025,819,513	$5,677,842,960
Dollar Shares	261,916,785	315,683,136
Cash Management Shares	53,262,996	36,581,859
Cash Reserve Shares	13,091,131	1,830,434
Administration Shares	11,666,230	31,749,257
Bear Stearns Shares	39,238,063	14,167,527
Shares issued in reinvestment of dividends:
Institutional Shares	3,878,153	2,026,277
Dollar Shares	368,498	471,373
Cash Management Shares	4,933	—
Cash Reserve Shares	59,043	116,882
Administration Shares	—	—
Bear Stearns Shares	17,150	3,426
Shares redeemed:
Institutional Shares	(9,516,924,355)	(5,331,566,467)
Dollar Shares	(299,060,547)	(312,627,339)
Cash Management Shares	(42,041,975)	(30,147,858)
Cash Reserve Shares	(21,776,607)	(5,408,236)
Administration Shares	(24,717,378)	(18,698,109)
Bear Stearns Shares	(40,099,373)	(7,955,746)

Net increase	$464,702,260	$374,069,376

Notes to Financial Statements (Continued)

	MUNICASH PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$16,020,739,562	$8,468,383,775
Dollar Shares	260,401,423	155,080,141
Cash Management Shares	—	1,184,803
Shares issued in reinvestment of dividends:
Institutional Shares	8,031,860	5,714,487
Dollar Shares	666,236	620,200
Cash Management Shares	—	44,568
Shares redeemed:
Institutional Shares	(15,231,552,683)	(8,026,836,683)
Dollar Shares	(229,848,005)	(137,018,591)
Cash Management Shares	—	(6,346,562)

Net increase	$828,438,393	$460,826,138

	CALIFORNIA MONEY FUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$2,047,564,056	$1,988,548,366
Dollar Shares	21,619,460	50,549,316
Cash Management Shares	339,420	—
Bear Stearns Shares	20,618,338	1,796,081
Shares issued in reinvestment of dividends:
Institutional Shares	133,257	200,341
Dollar Shares	28,476	10,605
Cash Management Shares	134	—
Bear Stearns Shares	6,486	608
Shares redeemed:
Institutional Shares	(2,007,105,741)	(2,075,270,946)
Dollar Shares	(36,104,560)	(48,099,082)
Cash Management Shares	(112,876)	—
Bear Stearns Shares	(18,189,053)	(1,129,139)

Net increase (decrease)	$28,797,397	$(83,393,850)

	NEW YORK MONEY FUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$1,883,228,442	$1,728,948,642
Dollar Shares	20,890,725	11,490,672
Bear Stearns Shares	114,656,512	59,254,425
Shares issued in reinvestment of dividends:
Institutional Shares	59,217	113,234
Dollar Shares	47,573	46,071
Bear Stearns Shares	42,524	22,182
Shares redeemed:
Institutional Shares	(1,897,405,364)	(1,736,974,356)
Dollar Shares	(20,438,302)	(10,716,044)
Bear Stearns Shares	(113,044,259)	(42,279,717)

Net increase (decrease)	$(11,962,932)	$9,905,109

Notes to Financial Statements (Continued)

On October 31, 2003, one shareholder held approximately 11% of the outstanding shares of TempFund, one shareholder held approximately 10% of TempCash, two shareholders held approximately 46% of FedFund, one shareholder held approximately 39% of T-Fund, two shareholders held approximately 26% of Treasury Trust Fund, three shareholders held approximately 43% of Federal Trust Fund, one shareholder held approximately 24% of MuniCash and one shareholder held approximately 18% of California Money Fund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(D)    At October 31, 2003, net assets consisted of:

	TEMPFUND PORTFOLIO	TEMPCASH PORTFOLIO	FEDFUND PORTFOLIO
Paid-in capital	$24,129,285,502	$11,626,486,444	$2,582,062,225
Accumulated net realized gain on security transactions	(480,098)	(10,389)	(1,281)

Net Assets	$24,128,805,404	$11,626,476,055	$2,582,060,944

	T-FUND PORTFOLIO	FEDERAL TRUST FUND PORTFOLIO	TREASURY TRUST FUND PORTFOLIO
Paid-in capital	$3,125,131,697	$198,017,002	$1,679,955,158
Accumulated net realized loss on security transactions	(83,120)	(24,769)	(247,837)

Net Assets	$3,125,048,577	$197,992,233	$1,679,707,321

		MUNIFUND PORTFOLIO	MUNICASH PORTFOLIO
Paid-in capital		$1,615,511,572	$2,144,722,522
Undistributed net investment income		2,304	—
Accumulated net realized loss on security transactions		(20,081)	(16,559)

Net Assets		$1,615,493,795	$2,144,705,963

		CALIFORNIA MONEY FUND PORTFOLIO	NEW YORK MONEY FUND PORTFOLIO
Paid-in capital		$515,544,349	$371,828,282
Accumulated net realized loss on security transactions		(121,834)	(185)

Net Assets		$515,422,515	$371,828,097

(E)    Federal Tax Information

No provision is made for Federal taxes as it is the Company’s intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2003.

Notes to Financial Statements (Continued)

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of October 31, 2003, attributable to capital loss carryover expirations, were reclassified to the following accounts:

	DECREASE PAID-IN- CAPITAL	INCREASE ACCUMULATED NET REALIZED GAIN	INCREASE/ (DECREASE) UNDISTRIBUTED NET INVESTMENT INCOME
Federal Trust Fund Portfolio	$(849)	$849	$—

These reclassifications had no effect on net assets or net asset value per share.

The tax character of distributions paid during the last two fiscal years were as follows:

	TAX-FREE INCOME	ORDINARY INCOME
TempFund Portfolio
10/31/03	$—	$317,184,756
10/31/02	—	590,981,534
TempCash Portfolio
10/31/03	—	127,942,066
10/31/02	—	155,527,167
FedFund Portfolio
10/31/03	—	31,715,282
10/31/02	—	52,923,645
T-Fund Portfolio
10/31/03	—	36,188,579
10/31/02	—	66,824,038
Federal Trust Fund Portfolio
10/31/03	—	2,034,392
10/31/02	—	3,698,867
Treasury Trust Fund Portfolio
10/31/03	—	13,577,514
10/31/02	—	20,120,419
MuniFund Portfolio
10/31/03	14,565,441	—
10/31/02	13,706,740	—
MuniCash Portfolio
10/31/03	19,199,722	—
10/31/02	17,051,605	—
California Money Fund Portfolio
10/31/03	4,726,755	—
10/31/02	6,965,578	—
New York Money Fund Portfolio
10/31/03	3,999,170	—
10/31/02	5,057,764	—

Notes to Financial Statements (Concluded)

As of October 31, 2003, the components of distributable earnings/(accumulated losses) were as follows:

	UNDISTRIBUTED TAX-FREE INCOME	UNDISTRIBUTED ORDINARY INCOME	CAPITAL LOSS CARRYFORWARDS
TempFund Portfolio	$—	$19,542,716	$(459,902)
TempCash Portfolio	—	8,737,779	(10,389)
FedFund Portfolio	—	1,868,589	(1,281)
T-Fund Portfolio	—	2,244,225	(57,375)
Federal Trust Fund Portfolio	—	131,613	(24,769)
Treasury Trust Fund Portfolio	—	999,724	(247,837)
MuniFund Portfolio	1,104,044	—	—
MuniCash Portfolio	1,501,654	—	(13,010)
California Money Fund Portfolio	357,052	—	(121,834)
New York Money Fund Portfolio	276,522	—	(185)

At October 31, 2003, the portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	EXPIRING OCTOBER 31
	2004	2005	2006	2007	2008	2009	2010	2011	TOTAL
TempFund Portfolio	$—	$—	$—	$—	$—	$—	$459,902	$—	$459,902
TempCash Portfolio	—	—	—	—	—	—	888	9,501	10,389
FedFund Portfolio	—	1,281	—	—	—	—	—	—	1,281
T-Fund Portfolio	—	—	—	—	57,375	—	—	—	57,375
Federal Trust Fund Portfolio	16,364	8,405	—	—	—	—	—	—	24,769
Treasury Trust Fund Portfolio	—	—	—	32,775	123,242	91,820	—	—	247,837
MuniCash Portfolio	—	—	—	—	13,010	—	—	—	13,010
California Money Fund Portfolio	—	10,699	—	—	—	65,827	—	45,308	121,834
New York Money Fund Portfolio	—	—	185	—	—	—	—	—	185

(F)    Contingencies

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company and, therefore, cannot be estimated.

Report of Independent Auditors

To the Board of Trustees

and	Shareholders of
BlackRock	Provident Institutional Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (portfolios of BlackRock Provident Institutional Funds, hereafter referred to as “BPIF”) at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for the four years in the period then ended and the eleven months in the period ended October 31,1999 (for MuniFund and MuniCash) and for each of the periods presented (for TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, California Money Fund and New York Money Fund), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of BPIF’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year in the period ended November 30, 1998 of MuniFund and MuniCash were audited by other independent accountants whose report dated January 8, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

December 15, 2003

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

ADDITIONAL INFORMATION

PricewaterhouseCoopers LLP (“PwC”), the independent auditors to BlackRock Provident Institutional Funds (the “Registrant”), has been hired as an internal audit supporting service provider by The PNC Financial Services Group, Inc. (“PNC”), an affiliate of the Registrant’s investment adviser and certain other of its service providers. In order to provide certain contemplated services to PNC and its affiliates in the future, which would cause PwC to no longer be independent with respect to the Registrant, PwC informed the Registrant on November 19, 2003 that it would decline to stand for re-election as independent auditors to the Registrant after the completion of the Registrant’s fiscal 2003 audit.

PwC’s reports on the Registrant’s financial statements for the fiscal years ended October 31, 2003 and October 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Registrant’s fiscal years ended October 31, 2003 and October 31, 2002, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant’s financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 19, 2003, the Registrant by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP as the independent auditors to audit the Registrant’s financial statements for the fiscal year ending October 31, 2004. During the Registrant’s fiscal years ended October 31, 2003 and October 31, 2002, neither the Registrant, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrant’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the trust is set forth below. The Trust’s statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE[3]	OTHER DIRECTORSHIPS HELD BY TRUSTEE

INTERESTED TRUSTEE

Ralph L. Schlosstein[4] Age: 52	Trustee, Chairman and President	2 years	President and Director, BlackRock, Inc.; Trustee: Visiting Board of Overseers of John F. Kennedy School of Government of Harvard University; Financial Institutions Center of The Wharton School of the University of Pennsylvania; Trinity School; New Visions for Public Education.	59	Director, BlackRock Family of Closed-End Funds (49 portfolios) and of Anthracite Capital, Inc.[5]

DISINTERESTED TRUSTEES

G. Nicholas Beckwith, III Age: 58	Trustee	4 years	President and Chief Executive Officer, Beckwith Machinery Company; Chairman of the Board of Directors, University of Pittsburgh Medical Center Health System; Board of Visitors, University of Pittsburgh School of Medicine; Board of Directors: Shadyside Hospital Foundation; Beckwith Institute for Innovation in Patient Care; UPMC Rehabilitation Hospital; Brown University’s Corporation Committee on Biomedical Affairs; Trustee: Shady Side Academy; Claude Worthington Benedum Foundation; Chatham College; University of Pittsburgh.	10

Jerrold B. Harris Age: 61	Trustee	4 years	Until September 1, 1999, President and Chief Executive Officer, VWR Scientific Products Corp.; Trustee, Ursinus College.	10

Rodney D. Johnson Age: 62	Trustee	4 years	President, Fairmont Capital Advisors, Inc.	10

Joseph P. Platt, Jr. Age: 56	Trustee	4 years	Partner, Amarna Partners (private investment company); Chairman of the Board, Restaurant Insurance Holding; Director, Jones & Brown (Canadian insurance broker); formerly, a Director and Executive Vice President of Johnson & Higgins.	10

Robert C. Robb, Jr. Age: 58	Trustee	4 years	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm); Trustee, EQK Realty Investors; Director, Tamaqua Cable Products Company; Director, Brynwood Partners; former Director, PNC Bank.	10

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

FUND MANAGEMENT (CONCLUDED)

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE[3]	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Kenneth L. Urish Age: 53	Trustee	4 years	Managing Partner, Urish Popeck & Co. LLC (certified public accountants and consultants); External Advisory Board, The Pennsylvania State University Accounting Department; Trustee, The Holy Family Foundation; Director, Western Pennsylvania Montessori School; AlphaSource Procurement Systems, L.P.	10

Frederick W. Winter Age: 59	Trustee	4 years	Dean, Joseph M. Katz School of Business—University of Pittsburgh; formerly, Dean, School of Management—State University of New York at Buffalo (1994-1997); former Director, Rand Capital (1996-1997); former Director, Bell Sports (1991-1998).	10	Director, Alkon Corporation (1992-present).

OFFICERS WHO ARE NOT TRUSTEES

Anne Ackerley BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 41	Anti-Money Laundering Compliance Officer	6 months

Managing Director, BlackRock Advisors, Inc. (since May 2000); First Vice President and Operating Officer, Mergers and Acquisitions Group (1997-2000), First Vice President and Operating Officer, Public Finance Group (1995-1997), and First Vice President, Emerging Markets Fixed Income Research (1994-1995), Merrill Lynch & Co.

Paul Audet BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 50	Treasurer	2 years	Managing Director and Chief Financial Officer, BlackRock, Inc. (since 1998); Treasurer, BlackRock Funds (since 2002); Senior Vice President, PNC Bank Corp. (1991-1998).

Ellen L. Corson PFPC Inc. 103 Bellevue Parkway Wilmington, DE 19809 Age: 39	Assistant Treasurer	2 years

Senior Director and Vice President of Fund Accounting and Administration, PFPC Inc. (since 2003); Vice President and Director of Mutual Fund Accounting and Administration, PFPC Inc. (since November 1997); Assistant Vice President, PFPC Inc. (March 1997 to November 1997); Senior Accounting Officer, PFPC Inc. (March 1993 to March 1997).

W. Bruce McConnel Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996 Age: 60	Secretary	4 years	Partner of the law firm of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania.

1.	Each Trustee may be contacted by writing to the Trust, c/o BlackRock Institutional Management Corporation, Attn: Brian Kindelan, 100 Bellevue Parkway, Wilmington, DE 19809.
2.	Each Trustee shall hold office until his respective successor has been duly elected and qualified. Each officer serves a one-year term.
3.	The Fund Complex consists of all registered investment companies for which BlackRock Institutional Management Corporation, or its affiliates, serves as investment adviser.
4.	Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and owns securities of BlackRock, Inc., which is BIMC’s parent.
5.	Effective 12/11/03.

Investment Adviser

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Co-Administrator

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Co-Administrator and Transfer Agent

PFPC Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, Pennsylvania 19406

Custodian

PFPC Trust Co.

Philadelphia, Pennsylvania 19153

Counsel

Drinker Biddle & Reath LLP

Philadelphia, Pennsylvania 19103

Independent Accountants

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania 19103

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

BPIF-A-001

FedFund – Cash Reserve Shares

Annual Report

October 31, 2003

100 Bellevue Parkway 4th Floor Wilmington, DE 19809 (302) 797-2000 www.brpif.com

December 4, 2003

Dear Shareholder:

We are pleased to present the Annual Report to Shareholders of FedFund Cash Reserve Shares of BlackRock Provident Institutional Funds for the year ended October 31, 2003.

BlackRock Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

Ralph L. Schlosstein

Chairman & President

[THIS PAGE INTENTIONALLY LEFT BLANK]

BlackRock Provident Institutional Funds

FedFund Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS—75.3%
Federal Farm Credit Bank Variable Rate Notes—8.9%
1.00%(b)	11/03/03	$150,000	$149,971,436
1.00%(b)	11/05/03	33,000	32,996,717
1.06%(b)	01/30/04	48,000	47,997,622

			230,965,775

Federal Home Loan Bank Bonds—3.3%
5.38%	01/05/04	8,085	8,144,542
5.23%	02/09/04	2,000	2,021,684
3.27%	02/12/04	2,500	2,514,374
3.75%	02/13/04	2,000	2,014,304
5.25%	02/13/04	3,085	3,120,021
5.40%	02/24/04	1,340	1,357,461
5.62%	02/25/04	1,150	1,165,910
1.25%	04/15/04	4,200	4,199,467
3.75%	04/15/04	6,300	6,370,325
4.88%	04/16/04	33,445	33,989,673
3.38%	05/14/04	3,995	4,037,569
4.88%	05/14/04	9,000	9,175,292
7.13%	05/14/04	4,885	5,033,979
3.38%	06/15/04	1,495	1,517,101

			84,661,702

Federal Home Loan Bank Discount Notes—1.6%
1.04%	12/31/03	42,000	41,927,200

Federal Home Loan Bank Variable Rate Notes—19.0%
1.00%(b)	11/06/03	200,000	199,986,323
1.00%(b)	11/25/03	60,000	59,982,790
0.99%(b)	11/28/03	65,000	64,983,260
1.07%(b)	12/19/03	102,000	101,975,125
1.01%(b)	12/22/03	43,000	42,986,625
1.01%(b)	01/06/04	20,000	19,996,554

			489,910,677

Federal Home Loan Mortgage Corporation Bonds—6.3%
3.25%	12/15/03	42,868	42,973,648
3.25%	01/15/04	11,000	11,044,403
5.25%	02/15/04	4,000	4,046,182
6.72%	05/28/04	4,000	4,125,172
4.50%	08/15/04	10,000	10,257,116
1.38%	11/15/04	25,000	25,000,000

See accompanying notes to financial statements.

3

FedFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value
AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation Bonds (continued)
1.46%	11/17/04	$25,000	$25,000,000
1.47%	11/29/04	40,000	40,000,000

			162,446,521

Federal Home Loan Mortgage Corporation Discount Notes—10.1%
1.03%	11/12/03	50,000	49,984,340
1.04%	11/24/03	30,000	29,980,067
1.08%	12/18/03	25,000	24,964,750
1.26%	12/19/03	47,000	46,921,353
1.05%	12/22/03	39,956	39,896,566
1.26%	02/26/04	40,000	39,836,200
1.27%	02/26/04	30,000	29,876,175

			261,459,451

Federal National Mortgage Association Bonds—2.9%
4.75%	11/14/03	13,500	13,515,031
3.13%	11/15/03	20,000	20,010,013
5.13%	02/13/04	5,375	5,432,788
3.63%	04/15/04	3,400	3,437,142
5.63%	05/14/04	1,000	1,024,639
3.00%	06/15/04	30,000	30,335,635

			73,755,248

Federal National Mortgage Association Discount Notes—3.7%
1.05%	12/31/03	50,000	49,912,500
1.32%	05/15/04	2,340	2,323,210
1.19%	08/20/04	20,000	19,806,294
1.33%	08/20/04	25,000	24,729,382

			96,771,386

Federal National Mortgage Association Variable Rate Notes—16.4%
1.00%(b)	11/01/03	150,000	149,879,885
1.05%(b)	11/18/03	100,000	99,973,409
0.99%(b)	11/20/03	25,000	24,997,669
1.07%(b)	12/23/03	100,000	99,979,011
1.06%(b)	01/28/04	50,000	49,968,479

			424,798,453

Student Loan Marketing Association Bonds—2.9%
4.75%	04/23/04	23,450	23,836,844
5.00%	06/30/04	50,000	51,263,373

			75,100,217

See accompanying notes to financial statements.

4

FedFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value
AGENCY OBLIGATIONS (continued)
Student Loan Marketing Association Discount Notes—0.2%
0.94%	11/03/03	$4,293	$4,292,776

TOTAL AGENCY OBLIGATIONS (Cost $1,946,089,406)			1,946,089,406

REPURCHASE AGREEMENTS—26.1%
Goldman Sachs & Co.
1.04%	11/03/03	88,700	88,700,000

(Agreement dated 10/31/03 to be repurchased at $88,707,687, collateralized by $150,717,746 Federal Home Loan Mortgage Adjustable Rate Mortgage Notes and Federal National Mortgage Association Bonds 3.25% to 5.50% due from 04/15/32 to 11/01/33. The market value is $91,361,000.)

Goldman Sachs & Co.
1.08%	11/03/03	250,000	250,000,000

(Agreement dated 10/31/03 to be repurchased at $250,022,500, collateralized by $424,796,351 Federal Home Loan Mortgage Adjustable Rate Mortgage Notes and Federal National Mortgage Association Bonds 3.25% to 5.50% due from 04/15/32 to 11/01/33. The market value is $257,500,000.)

Morgan Stanley & Co., Inc.
1.06%	11/03/03	200,000	200,000,000

(Agreement dated 10/31/03 to be repurchased at $200,017,667, collateralized by $204,315,000 Federal National Mortgage Association Medium Term Notes 1.20% to 6.80% due from 08/14/04 to 11/13/17. The market value is $206,420,758.)

PNC Bank, N.A.(d)
0.76%	11/03/03	34,600	34,600,000

(Agreement dated 10/31/03 to be repurchased at $34,602,191, collateralized by $74,000,000 Federal National Mortgage Association Bonds 2.92% due 08/15/07. The market value is $75,341,620.)

UBS Securities LLC
1.04%	11/25/03(c)	100,000	100,000,000

(Agreement dated 10/31/03 to be repurchased at $100,072,222, collateralized by $139,585,000 Federal National Mortgage Association Strips 0.00% due from 09/01/33 to 10/01/33. The value is $103,002,374.)

TOTAL REPURCHASE AGREEMENTS

(Cost $673,300,000)			673,300,000

See accompanying notes to financial statements.

5

FedFund Portfolio

Statement of Net Assets (Continued)

	Par (000)	Value
REPURCHASE AGREEMENTS (continued)
TOTAL INVESTMENTS IN SECURITIES
(Cost $2,619,389,406(a))	101.4%	$2,619,389,406
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.4%)	(37,328,462)

NET ASSETS (Equivalent to $1.00 per share based on 2,163,364,836 Institutional Shares, 397,316,181 Dollar Shares, 13,491,747 Cash Reserve Shares and 7,889,461 Bear Stearns Shares outstanding)	100.0%	$2,582,060,944

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($2,582,060,944 ÷ 2,582,062,225)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
(c)	Agreement has a puttable option where principal and interest can be recovered through demand in seven days.
(d)	Pursuant to an exemptive order FedFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC Financial Services Group, Inc.

FedFund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$1,174,093,000	44.9%
31-60 Days	400,000,000	15.3
61-90 Days	399,824,000	15.3
91-120 Days	181,085,000	6.9
121-150 Days	139,450,000	5.3
Over 150 Days	322,510,000	12.3

Average Weighted Maturity—57 days

See accompanying notes to financial statements.

6

FedFund Portfolio

Statement of Net Assets (Concluded)

Key to Investment Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
DN	Demand Note (Variable Rate)
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MB	Municipal Bond
PCRB	Pollution Control Revenue Bond
PN	Promissory Notes
PLC	Public Limited Company
RB	Revenue Bond
RAN	Revenue Anticipation Note
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at October 31, 2003. The ratings have not been audited by the Independent Auditors and, therefore, are not covered by the Report of the Independent Auditors.

See accompanying notes to financial statements.

7

BlackRock Provident Institutional Funds

Statement of Operations

For the Year Ended October 31, 2003

FEDFUND PORTFOLIO

Investment Income:

Interest income	$39,029,062

Expenses:

Investment advisory fee	3,351,360

Administration fee	4,480,035

Custodian fee	384,474

Transfer agent fee	64,219

Service Organization fees—Dollar Shares	1,236,973

Service Organization fees—Cash Management Shares	—

Service Organization fees—Cash Reserve Shares	33,313

Service Organization fees—Bear Stearns Shares	23,866

Service Organization fees—Administration Shares	—

Distribution (12b-1) fees—Bear Stearns Shares	18,563

Legal fees	29,510

Audit fees	13,713

Printing	17,152

Registration fees and expenses	48,852

Trustees fees and expenses	16,324

Other	69,414

9,787,768

Less fees waived	(2,473,988)

Less custody fees paid indirectly	—

Total expenses	7,313,780

Net investment income	31,715,282

Net realized gain (loss) from investment transactions	24,682

Net increase in net assets resulting from operations	$31,739,964

See accompanying notes to financial statements.

8

BlackRock Provident Institutional Funds

Statement of Changes in Net Assets

	FEDFUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Increase (decrease) in net assets:

Operations:

Net investment income	$31,715,282	$52,923,645

Net gain (loss) on investments	24,682	12,318

Net increase in net assets resulting from operations	31,739,964	52,935,963

Distributions to shareholders from:
Net investment income:

Institutional Shares	(27,344,879)	(41,948,733)

Dollar Shares	(4,306,454)	(10,964,918)

Cash Management Shares	—	—

Cash Reserve Shares	(48,268)	—

Administration Shares	—	—

Bear Stearns Shares	(15,681)	(9,994)

Total distributions from net investment income	(31,715,282)	(52,923,645)

Short-term gains:

Institutional Shares	—	—

Dollar Shares	—	—

Cash Management Shares	—	—

Cash Reserve Shares	—	—

Administration Shares	—	—

Bear Stearns Shares	—	—

Total distributions from short-term gains	—	—

Total distributions to shareholders	(31,715,282)	(52,923,645)

Capital share transactions	(11,484,018)	94,724,717

Total increase (decrease) in net assets	(11,459,336)	94,737,035

Net assets:

Beginning of period	2,593,520,280	2,498,783,245

End of period	$2,582,060,944	$2,593,520,280

See accompanying notes to financial statements.

9

BlackRock Provident institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

FedFund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME

Institutional Shares
10/31/03	$1.00	$0.0110	($0.0110)
10/31/02	1.00	0.0183	(0.0183)
10/31/01	1.00	0.0469	(0.0469)
10/31/00	1.00	0.0594	(0.0594)
10/31/99	1.00	0.0483	(0.0483)
Dollar Shares
10/31/03	$1.00	$0.0085	($0.0085)
10/31/02	1.00	0.0158	(0.0158)
10/31/01	1.00	0.0444	(0.0444)
10/31/00	1.00	0.0569	(0.0569)
10/31/99	1.00	0.0458	(0.0458)
Cash Reserve Shares
04/01/03[2] through 10/31/03	$1.00	$0.0034	($0.0034)
Bear Stearns Shares
10/31/03	$1.00	$0.0033	($0.0033)
05/20/02[2] through 10/31/02	1.00	0.0040	(0.0040)

[1]	Annualized.
[2]	Commencement of Operations.
[3]	Past performance is no guarantee of future results.

See accompanying notes to financial statements.

10

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[3]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.10%	$2,163,336	0.20%	0.20%	0.28%	1.10%
1.00	1.85	1,955,108	0.20	0.20	0.26	1.82
1.00	4.79	1,684,597	0.20	0.20	0.27	4.61
1.00	6.10	1,400,232	0.20	0.20	0.29	6.01
1.00	4.94	742,744	0.20	0.20	0.28	4.81

$1.00	0.85%	$397,344	0.45%	0.45%	0.53%	0.87%
1.00	1.60	635,685	0.45	0.45	0.50	1.61
1.00	4.53	814,186	0.45	0.45	0.52	4.18
1.00	5.84	216,511	0.45	0.45	0.54	6.04
1.00	4.69	34,611	0.45	0.45	0.53	4.56

$1.00	0.59%[1]	$13,492	0.60%[1]	0.60%[1]	0.69%[1]	0.58%[1]

$1.00	0.33%	$7,889	0.95%	0.95%	1.08%	0.30%
1.00	0.89 [1]	2,728	1.00 [1]	1.00 [1]	1.08 [1]	0.87 [1]

11

Notes to Financial Statements

BlackRock Provident Institutional Funds (“BPIF” or the “Company”) (formerly Provident Institutional Funds) was organized as a Delaware business trust on October 21, 1998. BPIF is the successor to five investment companies: (1) Temporary Investment Fund, Inc. (“Temp”), (2) Trust for Federal Securities (“Fed”), (3) Municipal Fund for Temporary Investment (“Muni”), (4) Municipal Fund for California Investors, Inc. (“Cal Muni”) and (5) Municipal Fund for New York Investors, Inc. (“NY Muni”) (together the “Predecessor Companies”). The accompanying financial statements and notes are those of the FedFund portfolio. On February 10, 1999, the Predecessor Companies were each reorganized into a separate series of BPIF. BPIF is a no-load, open-end management investment company.

FedFund offers seven classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. Pursuant to a Shareholder Service Plan, and as specified in a servicing agreement, financial institutions (“Service Organizations”) provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own FedFund shares of a particular class, in consideration for the Company’s payment of a fee to the Servicing Organization at an annual rate not to exceed: .10% for Administration Shares, .25% for Dollar Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares, Bear Stearns Shares and Cash Plus Shares, of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to a Distribution Plan, and as specified in a related agreement, institutions that are broker/dealers (“Broker/Dealers”) provide certain sales and support services to their clients who beneficially own Bear Stearns Shares and Cash Plus Shares in consideration for the Company’s payment of a fee to the Broker/Dealer at an annual rate not to exceed .35% of the average daily net asset value with respect to Bear Stearns Shares and Cash Plus Shares. Dividends paid to Administration, Dollar, Cash Reserve, Cash Management, Bear Stearns Shares and Cash Plus Shares shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with BPIF. As of October 31, 2003, no Cash Plus Shares were outstanding.

12

Notes to Financial Statements (Continued)

(A)    Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Security Valuation—Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

Repurchase Agreements—The Company may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

Dividends to Shareholders—Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Security Transactions and Investment Income—Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

Other—Expenses that are directly related to the FedFund Portfolio are charged directly to that Portfolio. Other operating expenses are

13

Notes to Financial Statements (Continued)

prorated to BPIF Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(B)    Transactions with Affiliates and Related Parties

Under agreements between the Company and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC manages the Company’s portfolios and serves as Co-Administrator. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”). PFPC Trust Co., an indirect subsidiary of PNC, is the Company’s custodian and PFPC Inc. (“PFPC”), an indirect subsidiary of PNC, is the Company’s transfer agent and Co-Administrator.

BlackRock Distributors, Inc., (“BDI”), an indirect subsidiary of PNC, serves as the Company’s distributor.

The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together, the “Co-Administrators”). Prior to the reorganization as discussed in the first paragraph of the Notes to Financial Statements, Provident Distributors, Inc. was co-administrator with PFPC.

In return for BIMC’s advisory services, the Company pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the combined average net assets of FedFund as combined with T-Fund, Federal Trust Fund and Treasury Trust Fund, which are other portfolios offered by the Company, as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion.

For the year ended October 31, 2003, advisory fees and waivers for FedFund were as follows:

	GROSS ADVISORY FEE	WAIVER	NET ADVISORY FEE
FedFund	$3,351,360	$1,235,770	$2,115,590

14

Notes to Financial Statements (Continued)

In return for their administrative services, the Company pays the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each BPIF portfolio as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion and .10% of amounts in excess of $3 billion.

For the year ended October 31, 2003, administration fees and waivers for FedFund were as follows:

	GROSS ADMINISTRATION FEE	WAIVER	NET ADMINISTRATION FEE
FedFund	$4,480,035	$1,235,770	$3,244,265

The Co-Administrators and BIMC have contractually agreed to reduce their fees to the extent necessary to ensure that the operating expenses (excluding class specific fees paid to Service Organizations and Broker/Dealers) of FedFund do not exceed .20% of its average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

In addition to the contractual advisory and administration fee waivers, BIMC has voluntarily waived $2,448 of specific service fees with respect to FedFund.

In return for PFPC’s transfer agent services, the Company pays out-of-pocket fees to PFPC. For the year ended October 31, 2003, FedFund paid $57,548 to PFPC for transfer agent services.

In return for custody services provided by PFPC Trust Co., the Company pays PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of FedFund as follows: .025% of the first $250 million, .02% of the next $250 million, .015% of the next $500 million, .009% of the next $2 billion and .008% of the average gross assets in excess of $3 billion. The Company may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

Pursuant to the Company’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances

15

Notes to Financial Statements (Continued)

(“Custody Credits”). For the year ended October 31, 2003 there were no Custody Credits paid to FedFund.

Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Distribution Plan and the Bear Stearns Distribution Plan, the Company may pay BlackRock Distributors, Inc. a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Distribution Plan because there are no Cash Plus Shares outstanding. In addition, the Company may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Company’s portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve and Bear Stearns shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

For the year ended October 31, 2003, FedFund paid $1,094,271 shareholder servicing fees to affiliates of BIMC.

As of fiscal year ended October 31, 2003, affiliated payables were as follows:

	PFPC AND PFPC Trust CO. (1)	BIMC (2)	OTHER BIMC AFFILIATES (3)
FedFund Portfolio	$89,664	$191,694	$83,763

(1)	– Payables to PFPC as of October 31, 2003 are for accounting, administration and transfer agent services provided to the Company. Payables to PFPC Trust Co. as of October 31, 2003 are for custody services provided to the Company.
(2)	– Payables to BIMC as of October 31, 2003 are for advisory and administration services provided to the Company.
(3)	– Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Company’s Shareholder Services Plans and Distribution Plans, respectively.

(C)    Capital Shares

The Company’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest

16

Notes to Financial Statements (Continued)

(shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because FedFund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

Transactions in capital shares for each period were as follows:

	FEDFUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$18,617,146,278	$18,339,130,376
Dollar Shares	9,347,454,997	10,103,298,229
Cash Reserve Shares	14,767,894	—
Bear Stearns Shares	39,623,477	8,279,194
Shares issued in reinvestment of dividends:
Institutional Shares	6,438,915	10,933,307
Dollar Shares	35,588	126,269
Cash Reserve Shares	—	—
Bear Stearns Shares	15,891	9,331
Shares redeemed:
Institutional Shares	(18,415,375,127)	(18,079,562,829)
Dollar Shares	(9,585,838,350)	(10,281,928,162)
Cash Reserve Shares	(1,276,147)	—
Bear Stearns Shares	(34,477,434)	(5,560,998)

Net increase (decrease)	$(11,484,018)	$94,724,717

On October 31, 2003, two shareholders held approximately 46% of FedFund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(D)    At October 31, 2003, net assets consisted of:

FEDFUND PORTFOLIO
Paid-in capital	$2,582,062,225
Accumulated net realized gain on security transactions	(1,281)

Net Assets	$2,582,060,944

17

Notes to Financial Statements (Continued)

(E)    Federal Tax Information

No provision is made for Federal taxes as it is the Company’s intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2003.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of distributions paid during the last two fiscal years were as follows:

	TAX-FREE INCOME	ORDINARY INCOME
FedFund Portfolio
10/31/03	$—	$31,715,282
10/31/02	—	52,923,645

As of October 31, 2003, the components of distributable earnings/(accumulated losses) were as follows:

	UNDISTRIBUTED TAX-FREE INCOME	UNDISTRIBUTED ORDINARY INCOME	CAPITAL LOSS CARRYFORWARDS
FedFund Portfolio	$—	$1,868,589	$(1,281)

18

Notes to Financial Statements (Concluded)

At October 31, 2003, FedFund portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	EXPIRING OCTOBER 31
	2004	2005	2006	2007	2008	2009	2010	2011	TOTAL
FedFund Portfolio	$—	$1,281	$—	$—	$—	$—	$—	$—	$1,281

(F)    Contingencies

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company and, therefore, cannot be estimated.

19

Report of Independent Auditors

To the Board of Trustees

and	Shareholders of
BlackRock	Provident Institutional Funds

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FedFund (a portfolio of BlackRock Provident Institutional Funds, hereafter referred to as “BPIF”) at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended and the financial highlights, for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of BPIF’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

December 15, 2003

20

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

ADDITIONAL INFORMATION

PricewaterhouseCoopers LLP (“PwC”), the independent auditors to BlackRock Provident Institutional Funds (the “Registrant”), has been hired as an internal audit supporting service provider by The PNC Financial Services Group, Inc. (“PNC”), an affiliate of the Registrant’s investment adviser and certain other of its service providers. In order to provide certain contemplated services to PNC and its affiliates in the future, which would cause PwC to no longer be independent with respect to the Registrant, PwC informed the Registrant on November 19, 2003 that it would decline to stand for re-election as independent auditors to the Registrant after the completion of the Registrant’s fiscal 2003 audit.

PwC’s reports on the Registrant’s financial statements for the fiscal years ended October 31, 2003 and October 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Registrant’s fiscal years ended October 31, 2003 and October 31, 2002, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant’s financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 19, 2003, the Registrant by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP as the independent auditors to audit the Registrant’s financial statements for the fiscal year ending October 31, 2004. During the Registrant’s fiscal years ended October 31, 2003 and October 31, 2002, neither the Registrant, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrant’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

21

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the trust is set forth below. The Trust’s statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE[3]	OTHER DIRECTORSHIPS HELD BY TRUSTEE

INTERESTED TRUSTEE

Ralph L. Schlosstein[4] Age: 52	Trustee, Chairman and President	2 years	President and Director, BlackRock, Inc.; Trustee: Visiting Board of Overseers of John F. Kennedy School of Government of Harvard University; Financial Institutions Center of The Wharton School of the University of Pennsylvania; Trinity School; New Visions for Public Education.	59	Director, BlackRock Family of Closed-End Funds (49 portfolios) and of Anthracite Capital, Inc.[5]

22

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

FUND MANAGEMENT (CONTINUED)

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE[3]	OTHER DIRECTORSHIPS HELD BY TRUSTEE

DISINTERESTED TRUSTEES

G. Nicholas Beckwith, III Age: 58	Trustee	4 years	President and Chief Executive Officer, Beckwith Machinery Company; Chairman of the Board of Directors, University of Pittsburgh Medical Center Health System; Board of Visitors, University of Pittsburgh School of Medicine; Board of Directors: Shadyside Hospital Foundation; Beckwith Institute for Innovation in Patient Care; UPMC Rehabilitation Hospital; Brown University’s Corporation Committee on Biomedical Affairs; Trustee: Shady Side Academy; Claude Worthington Benedum Foundation; Chatham College; University of Pittsburgh.	10

Jerrold B. Harris Age: 61	Trustee	4 years	Until September 1, 1999, President and Chief Executive Officer, VWR Scientific Products Corp.; Trustee, Ursinus College.	10

Rodney D. Johnson Age: 62	Trustee	4 years	President, Fairmont Capital Advisors, Inc.	10

23

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

FUND MANAGEMENT (CONTINUED)

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE[3]	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Joseph P. Platt, Jr. Age: 56	Trustee	4 years	Partner, Amarna Partners (private investment company); Chairman of the Board, Restaurant Insurance Holding; Director, Jones & Brown (Canadian insurance broker); formerly, a Director and Executive Vice President of Johnson & Higgins.	10

Robert C. Robb, Jr. Age: 58	Trustee	4 years	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm); Trustee, EQK Realty Investors; Director, Tamaqua Cable Products Company; Director, Brynwood Partners; former Director, PNC Bank.	10

24

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

FUND MANAGEMENT (CONTINUED)

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE[3]	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Kenneth L. Urish Age: 53	Trustee	4 years	Managing Partner, Urish Popeck & Co. LLC (certified public accountants and consultants); External Advisory Board, The Pennsylvania State University Accounting Department; Trustee, The Holy Family Foundation; Director, Western Pennsylvania Montessori School; AlphaSource Procurement Systems, L.P.	10

Frederick W. Winter Age: 59	Trustee	4 years	Dean, Joseph M. Katz School of Business—University of Pittsburgh; formerly, Dean, School of Management—State University of New York at Buffalo (1994-1997); former Director, Rand Capital (1996-1997); former Director, Bell Sports (1991-1998).	10	Director, Alkon Corporation (1992-present).

25

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

FUND MANAGEMENT (CONCLUDED)

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE[3]	OTHER DIRECTORSHIPS HELD BY TRUSTEE

OFFICERS WHO ARE NOT TRUSTEES

Anne Ackerley BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 41	Anti-Money Laundering Compliance Officer	6 months

Managing Director, BlackRock Advisors, Inc. (since May 2000); First Vice President and Operating Officer, Mergers and Acquisitions Group (1997-2000), First Vice President and Operating Officer, Public Finance Group (1995-1997), and First Vice President, Emerging Markets Fixed Income Research (1994-1995), Merrill Lynch & Co.

Paul Audet BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 50	Treasurer	2 years	Managing Director and Chief Financial Officer, BlackRock, Inc. (since 1998); Treasurer, BlackRock Funds (since 2002); Senior Vice President, PNC Bank Corp. (1991-1998).

Ellen L. Corson PFPC Inc. 103 Bellevue Parkway Wilmington, DE 19809 Age: 39	Assistant Treasurer	2 years

Senior Director and Vice President of Fund Accounting and Administration, PFPC Inc. (since 2003); Vice President and Director of Mutual Fund Accounting and Administration, PFPC Inc. (since November 1997); Assistant Vice President, PFPC Inc. (March 1997 to November 1997); Senior Accounting Officer, PFPC Inc. (March 1993 to March 1997).

W. Bruce McConnel Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996 Age: 60	Secretary	4 years	Partner of the law firm of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania.

1.	Each Trustee may be contacted by writing to the Trust, c/o BlackRock Institutional Management Corporation, Attn: Brian Kindelan, 100 Bellevue Parkway, Wilmington, DE 19809.
2.	Each Trustee shall hold office until his respective successor has been duly elected and qualified. Each officer serves a one-year term.
3.	The Fund Complex consists of all registered investment companies for which BlackRock Institutional Management Corporation, or its affiliates, serves as investment adviser.
4.	Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and owns securities of BlackRock, Inc., which is BIMC’s parent.
5.	Effective 12/11/03.

26

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Advisor

BlackRock Institutional

Management Corporation

Co-Administrators

BlackRock Institutional

Management Corporation

PFPC Inc.

Distributor

BlackRock Distributors, Inc.

Counsel

Drinker Biddle & Reath LLP

Independent Accountants

PricewaterhouseCoopers, LLP

Custodian

PFPC Trust Company

Transfer Agent

PFPC Inc.

This report is submitted for the general information of the shareholders of the

Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the

Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change

We all have reasons to invest. Some of us have

greater objectives. Sierra Club Mutual Funds

are for people interested in uniting their financial

goals with environmental progress.

Invest with a purpose.

Invest for our planet.

Sierra Club Mutual Funds www.sierraclubfunds.com E-Mail: info@sierraclubfunds.com Toll-Free Tel: (866) 897-5982 SCMMANN 10/03 Printed on recycled paper using soy based inks

•

•

•

•

•

Bear Stearns

Money Market Funds

Annual Report Dated

October 31, 2003

TempFund

FedFund

MuniFund

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

100 Bellevue Parkway 4th Floor Wilmington, DE 19809 (302) 797-2000 www.brpif.com

December 4, 2003

Dear Shareholder:

We are pleased to present the Annual Report to Shareholders of Bear Stearns Shares of BlackRock Provident Institutional Funds for the year ended October 31, 2003.

BlackRock Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

Ralph L. Schlosstein

Chairman & President

BlackRock Provident Institutional Funds

TempFund Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS—27.7%
Federal Farm Credit Bank Bonds—0.4%
1.35%	01/23/04	$98,000	$98,012,427

Federal Home Loan Bank Bonds—1.1%
5.38%	01/05/04	59,000	59,424,889
3.75%	02/13/04	24,685	24,855,611
5.50%	03/22/04	39,545	40,182,225
3.75%	04/15/04	39,745	40,180,780
4.88%	04/16/04	34,025	34,572,699
4.88%	05/14/04	12,185	12,410,607
3.38%	06/15/04	41,500	42,049,291

			253,676,102

Federal Home Loan Bank Discount Notes—0.1%
1.02%	12/15/03	24,296	24,265,711

Federal Home Loan Mortgage Corporation Bonds—4.0%
6.38%	11/15/03	5,300	5,310,285
3.25%	12/15/03	30,500	30,579,482
3.25%	01/15/04	29,760	29,889,244
5.00%	01/15/04	26,675	26,876,076
5.25%	02/15/04	45,000	45,505,520
5.00%	05/15/04	56,191	57,271,990
1.33%	08/06/04	85,000	85,006,415
4.50%	08/15/04	40,000	41,028,465
1.38%	11/15/04	210,000	210,000,000
1.43%	11/15/04	245,000	245,000,000
1.47%	11/29/04	200,000	200,000,000

			976,467,477

Federal Home Loan Mortgage Corporation Discount Notes—14.9%
1.03%	11/12/03	150,000	149,953,021
1.08%	11/13/03	370,000	369,866,800
1.03%	11/14/03	160,000	159,940,778
1.08%	11/20/03	99,498	99,441,286
1.03%	11/21/03	150,000	149,914,583
1.04%	11/24/03	300,000	299,800,667
1.05%	12/15/03	150,000	149,807,500
1.06%	12/18/03	90,583	90,457,643
1.06%	12/22/03	300,000	299,551,625
1.07%	12/22/03	100,000	99,848,417
1.04%	12/24/03	300,000	299,540,667
1.05%	12/24/03	35,000	34,945,896
1.06%	12/24/03	99,637	99,481,511
0.99%	12/31/03	133,533	133,312,670
1.01%	12/31/03	250,000	249,579,167
1.03%	12/31/03	194,969	194,635,928

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation Discount Notes (continued)
1.05%	12/31/03	$34,729	$34,668,514
1.05%	12/31/03	100,000	99,825,000
1.06%	12/31/03	50,000	49,911,667
1.07%	12/31/03	212,147	211,768,671
1.26%	02/26/04	59,000	58,758,395
1.01%	06/02/04	112,000	111,327,564
1.20%	09/09/04	156,530	154,896,870

			3,601,234,840

Federal National Mortgage Association Bonds—4.6%
3.13%	11/15/03	55,406	55,445,428
5.13%	02/13/04	401,415	405,706,102
5.63%	05/14/04	128,795	131,707,465
3.00%	06/15/04	181,240	183,221,232
1.20%	08/13/04	340,000	340,000,000

			1,116,080,227

Federal National Mortgage Association Discount Notes—2.6%
1.07%	11/19/03	200,000	199,893,000
1.04%	12/15/03	50,550	50,485,745
1.05%	12/24/03	25,000	24,961,354
1.06%	12/31/03	65,765	65,649,363
1.27%	02/06/04	145,774	145,275,170
1.19%	08/20/04	130,000	128,740,914

			615,005,546

TOTAL AGENCY OBLIGATIONS (Cost $6,684,742,330)			6,684,742,330

CERTIFICATES OF DEPOSIT—6.0%
Domestic Certificates of Deposit
Citibank N.A. (A-1+, P-1)
1.08%	11/20/03	20,000	20,000,000
1.08%	11/21/03	225,000	225,000,000
1.08%	11/24/03	100,000	100,000,000
1.07%	12/18/03	300,000	300,000,000
First Tennessee Bank N.A. (A-1, P-1)
1.07%	12/08/03	150,000	150,000,000
Marshall & Ilsley Federal Savings Bank (A-1, P-1)
1.06%	11/24/03	100,000	100,000,000
1.06%	12/18/03	185,000	185,000,000
Suntrust Bank (A-1+, P-1)
1.06%	11/25/03	200,000	200,000,000

See accompanying notes to financial statements.

3

TempFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

CERTIFICATES OF DEPOSIT (continued)
Domestic Certificates of Deposit (continued)
Wells Fargo Bank N.A. (A-1+, P-1)
1.06%	11/10/03	$160,000	$159,999,799

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,439,999,799)			1,439,999,799

COMMERCIAL PAPER—24.8%
Asset Backed Securities—21.2%
Amsterdam Funding Corp. (A-1, P-1)
1.05%	11/10/03	12,000	11,996,850
1.06%	11/10/03	55,490	55,475,295
1.06%	12/05/03	100,000	99,899,889
Blue Ridge Asset Funding Corp. (A-1, P-1)
1.05%	11/19/03	100,000	99,947,500
Corporate Receivables Corp. (A-1+, P-1)
1.06%	11/12/03	55,000	54,982,186
Crown Point Capital Co. (A-1, P-1)
1.06%	11/18/03	86,908	86,864,498
1.07%	11/18/03	120,232	120,171,249
CXC LLC (A-1+, P-1)
1.06%	12/09/03	48,000	47,946,293
Daimler Chrysler Revolving Auto Co. (A-1+, P-1)
1.06%	11/03/03	106,503	106,496,728
1.06%	12/02/03	114,229	114,124,734
Delaware Funding Corp. (A-1+, P-1)
1.05%	11/26/03	101,084	101,010,293
Edison Asset Securitization LLC (A-1+, P-1)
1.03%	11/07/03	48,207	48,198,725
1.08%	11/24/03	121,307	121,223,298
1.08%	01/06/04	226,129	225,681,265
1.08%	01/12/04	50,000	49,892,000
Fairway Finance Co. LLC (A-1, P-1)
1.06%	11/03/03	41,904	41,901,532
1.07%	12/01/03	119,213	119,106,702
1.07%	12/11/03	100,149	100,029,934
Falcon Asset Securitization Corp. (A-1, P-1)
1.06%	11/10/03	143,825	143,787,066
1.07%	12/15/03	200,000	199,738,445
Fcar Owner Trust Series I (A-1+, P-1)
1.06%	11/18/03	145,000	144,927,419
1.06%	12/10/03	200,000	199,770,333
Galaxy Funding Inc. (A-1+, P-1)
1.06%	11/13/03	75,000	74,973,500
1.06%	12/08/03	75,000	74,918,292
Giro U.S. Funding Corp. (A-1+, P-1)
1.10%	01/15/04	66,277	66,125,115

	Maturity	Par (000)	Value

COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
Grampian Funding LLC (A-1+, P-1)
1.05%	11/21/03	$150,000	$149,912,500
1.09%	01/07/04	207,000	206,580,078
Jupiter Securitization Corp. (A-1, P-1)
1.05%	11/21/03	134,115	134,036,766
Liberty Street Funding Corp. (A-1, P-1)
1.06%	11/18/03	32,000	31,983,982
1.07%	11/26/03	25,000	24,981,424
1.07%	12/23/03	100,000	99,845,445
1.06%	12/29/03	100,000	99,829,222
1.08%	01/12/04	20,000	19,956,800
Old Line Funding Corp. (A-1+, P-1)
1.05%	11/10/03	30,011	30,003,122
1.05%	11/14/03	24,421	24,411,740
Scaldis Capital LLC (A-1+, P-1)
1.05%	11/17/03	50,445	50,421,459
1.06%	11/19/03	30,636	30,619,763
1.08%	01/08/04	84,576	84,403,465
Sheffield Receivables Corp. (A-1+, P-1)
1.05%	11/14/03	100,000	99,962,083
1.07%	11/17/03	124,970	124,910,848
1.06%	11/19/03	37,220	37,200,273
1.06%	11/21/03	100,000	99,941,111
1.05%	11/24/03	91,430	91,368,666
1.07%	12/18/03	48,905	48,836,682
Silver Tower U.S. Funding LLC (A-1, P-1)
1.08%	11/05/03	171,000	170,979,480
1.08%	12/12/03	50,000	49,938,500
Thames Asset Global Securitization (A-1, P-1)
1.06%	11/10/03	24,430	24,423,526
1.06%	11/20/03	14,092	14,084,116
1.05%	11/24/03	57,827	57,788,208
1.07%	12/15/03	129,594	129,424,520
Ticonderoga Funding LLC (A-1+, P-1)
1.05%	11/21/03	149,299	149,211,909
1.05%	11/25/03	70,060	70,010,958
1.06%	12/05/03	200,233	200,032,545
1.06%	12/18/03	55,000	54,923,886
Variable Funding Capital Corp. (A-1, P-1)
1.05%	11/21/03	200,000	199,883,333

			5,119,095,551

Banks—1.6%
Bank One Illinois, N.A. (A-1, P-1)
1.07%	12/30/03	100,000	99,824,639
Toronto-Dominion Holdings (A-1, P-1)
1.04%	11/12/03	90,000	89,971,400
1.09%	12/18/03	200,000	199,715,389

			389,511,428

See accompanying notes to financial statements.

4

TempFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

COMMERCIAL PAPER (continued)
Finance Services—0.1%
ING Security Life Insurance (A-1+, P-1)
1.07%	12/09/03	$34,500	$34,461,034

Short Term Business Credit Institutions—1.9%
General Electric Capital Corp. (A-1+, P-1)
1.07%	12/17/03	100,000	99,863,278
1.08%	12/17/03	350,000	349,517,000

			449,380,278

TOTAL COMMERCIAL PAPER (Cost $5,992,448,291)			5,992,448,291

MASTER NOTES—2.7%
Security Brokers & Dealers
Merrill Lynch Mortgage Capital Inc. (A-1, P-1)(c)
1.15%	11/03/03	260,000	260,000,000
Morgan Stanley Mortgage Capital Master Notes (A-1, P-1)(c)
1.23%	11/03/03	405,000	405,000,000

TOTAL MASTER NOTES (Cost $665,000,000)			665,000,000

VARIABLE RATE OBLIGATIONS—29.0%
Banks—17.2%
Bank of New York Co. (A+, Aa3)
1.11%(b)	11/28/03	125,000	125,000,000
Bank One Illinois, N.A. (A-1, P-1)
1.04%(b)	11/03/03	140,000	139,996,414
Bank One, N.A. (A+, Aa2)
1.07%(b)	01/29/04	200,000	199,970,325
Chase Manhattan Bank (A-1+, P-1)
1.08%(b)	11/07/03	175,000	175,000,000
Citigroup, Inc. (AA-, Aa1)
1.35%(b)	11/10/03	111,275	111,385,537
Deutsche Bank Financial LLC (A+, Aa3)
1.06%(b)	11/03/03	420,000	420,000,000
First Union National Bank (A+, Aa2)
1.31%(b)	12/16/03	40,000	40,054,389
Hayes Brake Holdings RB Series 2003 DN (National City Bank LOC) (A-1, P-1)(c)
1.18%(b)	11/07/03	10,300	10,300,000
Lp Pinewood Spv (Wachovia Bank LOC) (A-1, P-1)(c)
1.12%(b)	11/07/03	50,000	50,000,000
National City Bank Cleveland (A+, Aa3)
1.07%(b)	11/24/03	230,000	229,999,279

	Maturity	Par (000)	Value
VARIABLE RATE OBLIGATIONS (continued)
Banks (continued)
National City Bank Indiana (A-1, P-1)
1.04%(b)	11/03/03	$460,000	$459,941,977
1.05%(b)	11/03/03	50,000	49,996,745
1.06%(b)	11/03/03	350,000	349,996,069
SMM Trust Series 2003G (A-1+, P-1)
1.14%(b)	12/03/03	338,000	338,000,000
SMM Trust Series 2002M (A-1+, P-1)
1.17%(b)	12/15/03	148,000	148,000,000

U.S. Bank, N.A. (A+, Aa2)
1.05%(b)	11/03/03	138,000	137,996,744
Wachovia Bank, N.A. (A-1, P-1)
1.05%(b)	11/03/03	297,000	297,000,000
1.32%(b)	12/03/03	75,000	75,102,266
Wells Fargo & Co. (A+, Aa1)
1.11%(b)	11/03/03	180,000	180,000,749
Wells Fargo Bank, N.A. (AA, Aaa)
1.04%(b)	11/03/03	282,000	282,000,000
1.04%(b)	11/03/03	330,000	330,000,000

			4,149,740,494

Federal Home Loan Bank Variable Rate Notes—3.3%
1.07%(b)	12/19/03	400,000	399,902,450
1.01%(b)	12/22/03	400,000	399,875,584

			799,778,034

Federal Home Loan Mortgage Corporation Variable Rate Notes—0.9%
1.11%(b)	01/07/04	220,000	220,000,000

Federal National Mortgage Association Variable Rate Notes—1.2%
1.05%(b)	11/18/03	295,000	294,905,148

Life Insurance—1.0%
ING Security Life Insurance (AA3, Aa)
1.14%(b)	11/10/03	150,000	150,000,000
Metlife Global Funding (AA, Aa2)
1.13%(b)	11/28/03	95,000	95,000,000

			245,000,000

Municipal Bonds—0.4%
California
California Housing Finance Agency RB (Taxable Home Meeting Project) Series 1998 DN (A-1+, VMIG-1)
1.11%(b)	11/07/03	36,500	36,500,000

See accompanying notes to financial statements.

5

TempFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value
VARIABLE RATE OBLIGATIONS (continued)

Municipal Bonds (continued)
New York
New York Housing Finance Agency RB (Victory Housing Project) Series 2000B DN (Keybank N.A. LOC) (VMIG-1)
1.11%(b)	11/07/03	$7,770	$7,770,000
Texas
Texas GO (Veterans Housing Assessment Project) Series 1999A-2 DN (A-1+, VMIG-1)
1.09%(b)	11/07/03	43,100	43,100,000

			87,370,000

Security Brokers & Dealers—2.5%
Merrill Lynch & Co., Inc. (A+, Aa3)
1.25%(b)	11/11/03	259,000	259,016,682
1.33%(b)	01/14/04	150,000	150,071,342
Morgan Stanley Dean Witter & Co. (A+, Aa3)
1.24%(b)	11/17/03	200,000	200,000,000

			609,088,024

Short Term Business Credit Institutions—2.5%
American Express Credit Corporation (A+, Aa3)
1.17%(b)	12/17/03	100,000	100,012,730
General Electric Capital Corp. (AAA, Aaa)
1.18%(b)	11/03/03	71,600	71,600,361
1.20%(b)	11/17/03	382,000	382,182,153
1.12%(b)	11/28/03	42,500	42,504,184

			596,299,428

TOTAL VARIABLE RATE OBLIGATIONS (Cost $7,002,181,128)			7,002,181,128

MEDIUM TERM NOTES—4.7%
Banks—0.5%
Citigroup, Inc. (AA-, Aa1)
5.70%	02/06/04	123,500	124,854,111

Security Brokers & Dealers—4.2%
Goldman Sachs Group PN (A-1, P-1)
1.13%	11/19/03	400,000	400,000,000
1.14%	12/29/03	300,000	300,000,000
1.18%	03/17/04	300,000	300,000,000

			1,000,000,000

TOTAL MEDIUM TERM NOTES (Cost $1,124,854,111)			1,124,854,111

	Maturity	Par (000)	Value

TIME DEPOSITS—3.5%
Keybank N.A.
1.05%	11/03/03	$400,000	$400,000,000
Marshall & Ilsley Bank
0.94%	11/03/03	440,000	440,000,000

TOTAL TIME DEPOSITS (Cost $840,000,000)			840,000,000

REPURCHASE AGREEMENTS—3.1%
J.P. Morgan Securities, Inc.
0.91%	11/03/03	200,000	200,000,000

(Agreement dated 10/31/03 to be repurchased at $200,015,167, collateralized by $237,393,000 Federal Home Loan Bank Discount Notes, Federal Home Loan Mortgage Corporation Discount Notes, Federal National Mortgage Association Medium Term Notes and Resolution Funding Corporation Strips and Strip Principals 0.00% to 9.38% due from 12/24/03 to 04/15/30. The market value is $206,004,268.)

Morgan Stanley & Co., Inc.
0.99%	11/03/03	292,000	292,000,000

(Agreement dated 10/31/03 to be repurchased at $292,024,090, collateralized by $276,178,125 Federal Home Loan Mortgage Corporation Notes, Federal National Mortgage Association Discount Notes and U.S. Treasury Bonds 0.00% to 8.13% due from 01/28/04 to 08/15/19. The market value is $303,274,287.)

Morgan Stanley & Co., Inc.
1.06%	11/03/03	250,000	250,000,000

(Agreement dated 10/31/03 to be repurchased at $250,022,083, collateralized by $258,449,880 Federal Home Loan Mortgage Corporation Notes, Federal National Mortgage Association Discount Notes and U.S. Treasury Bonds 0.00% to 8.13% due from 01/28/04 to 08/15/09. The market value is $259,652,643.)

TOTAL REPURCHASE AGREEMENTS

(Cost $742,000,000)			742,000,000

See accompanying notes to financial statements.

6

TempFund Portfolio

Statement of Net Assets (Concluded)

		Value
TOTAL INVESTMENTS
(Cost $24,491,225,659(a))	101.5%	$24,491,225,659
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.5)%	(362,420,255)

NET ASSETS (Equivalent to $1.00 per share based on 20,081,456,321 Institutional Shares, 3,818,112,904 Dollar Shares, 147,693,390 Cash Management Shares, 6,622,508 Cash Reserve Shares, 329,672 Administration Shares and 75,070,707 Bear Stearns Shares outstanding)	100.0%	$24,128,805,404

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($24,128,805,404 ÷ 24,129,285,502)		$1.00

(a)	Cost for federal income tax purposes is $24,491,245,855.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
(c)	Ratings reflect those of guarantor

TempFund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$12,792,665,000	52.2%
31-60 Days	6,066,389,000	24.8
61-90 Days	2,478,560,000	10.1
91-120 Days	799,374,000	3.3
121-150 Days	339,545,000	1.4
Over 150 Days	2,012,211,000	8.2

Average Weighted Maturity—55 days

See accompanying notes to financial statements.

7

BlackRock Provident Institutional Funds

FedFund Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS—75.3%
Federal Farm Credit Bank Variable Rate Notes—8.9%
1.00%(b)	11/03/03	$150,000	$149,971,436
1.00%(b)	11/05/03	33,000	32,996,717
1.06%(b)	01/30/04	48,000	47,997,622

			230,965,775

Federal Home Loan Bank Bonds—3.3%
5.38%	01/05/04	8,085	8,144,542
5.23%	02/09/04	2,000	2,021,684
3.27%	02/12/04	2,500	2,514,374
3.75%	02/13/04	2,000	2,014,304
5.25%	02/13/04	3,085	3,120,021
5.40%	02/24/04	1,340	1,357,461
5.62%	02/25/04	1,150	1,165,910
1.25%	04/15/04	4,200	4,199,467
3.75%	04/15/04	6,300	6,370,325
4.88%	04/16/04	33,445	33,989,673
3.38%	05/14/04	3,995	4,037,569
4.88%	05/14/04	9,000	9,175,292
7.13%	05/14/04	4,885	5,033,979
3.38%	06/15/04	1,495	1,517,101

			84,661,702

Federal Home Loan Bank Discount Notes—1.6%
1.04%	12/31/03	42,000	41,927,200

Federal Home Loan Bank Variable Rate Notes—19.0%
1.00%(b)	11/06/03	200,000	199,986,323
1.00%(b)	11/25/03	60,000	59,982,790
0.99%(b)	11/28/03	65,000	64,983,260
1.07%(b)	12/19/03	102,000	101,975,125
1.01%(b)	12/22/03	43,000	42,986,625
1.01%(b)	01/06/04	20,000	19,996,554

			489,910,677

Federal Home Loan Mortgage Corporation Bonds—6.3%
3.25%	12/15/03	42,868	42,973,648
3.25%	01/15/04	11,000	11,044,403
5.25%	02/15/04	4,000	4,046,182
6.72%	05/28/04	4,000	4,125,172
4.50%	08/15/04	10,000	10,257,116
1.38%	11/15/04	25,000	25,000,000
1.46%	11/17/04	25,000	25,000,000
1.47%	11/29/04	40,000	40,000,000

			162,446,521

Federal Home Loan Mortgage Corporation Discount Notes—10.1%
1.03%	11/12/03	50,000	49,984,340
1.04%	11/24/03	30,000	29,980,067

	Maturity	Par (000)	Value

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation Discount Notes (continued)
1.08%	12/18/03	$25,000	$24,964,750
1.26%	12/19/03	47,000	46,921,353
1.05%	12/22/03	39,956	39,896,566
1.26%	02/26/04	40,000	39,836,200
1.27%	02/26/04	30,000	29,876,175

			261,459,451

Federal National Mortgage Association Bonds—2.9%
4.75%	11/14/03	13,500	13,515,031
3.13%	11/15/03	20,000	20,010,013
5.13%	02/13/04	5,375	5,432,788
3.63%	04/15/04	3,400	3,437,142
5.63%	05/14/04	1,000	1,024,639
3.00%	06/15/04	30,000	30,335,635

			73,755,248

Federal National Mortgage Association Discount Notes—3.7%
1.05%	12/31/03	50,000	49,912,500
1.32%	05/15/04	2,340	2,323,210
1.19%	08/20/04	20,000	19,806,294
1.33%	08/20/04	25,000	24,729,382

			96,771,386

Federal National Mortgage Association Variable Rate Notes—16.4%
1.00%(b)	11/01/03	150,000	149,879,885
1.05%(b)	11/18/03	100,000	99,973,409
0.99%(b)	11/20/03	25,000	24,997,669
1.07%(b)	12/23/03	100,000	99,979,011
1.06%(b)	01/28/04	50,000	49,968,479

			424,798,453

Student Loan Marketing Association Bonds—2.9%
4.75%	04/23/04	23,450	23,836,844
5.00%	06/30/04	50,000	51,263,373

			75,100,217

Student Loan Marketing Association Discount Notes—0.2%
0.94%	11/03/03	4,293	4,292,776

TOTAL AGENCY OBLIGATIONS (Cost $1,946,089,406)			1,946,089,406

See accompanying notes to financial statements.

8

FedFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

REPURCHASE AGREEMENTS—26.1%
Goldman Sachs & Co.
1.04%	11/03/03	$88,700	$88,700,000

(Agreement dated 10/31/03 to be repurchased at $88,707,687, collateralized by $150,717,746 Federal Home Loan Mortgage Adjustable Rate Mortgage Notes and Federal National Mortgage Association Bonds 3.25% to 5.50% due from 04/15/32 to 11/01/33. The market value is $91,361,000.)

Goldman Sachs & Co.
1.08%	11/03/03	250,000	250,000,000

(Agreement dated 10/31/03 to be repurchased at $250,022,500, collateralized by $424,796,351 Federal Home Loan Mortgage Adjustable Rate Mortgage Notes and Federal National Mortgage Association Bonds 3.25% to 5.50% due from 04/15/32 to 11/01/33. The market value is $257,500,000.)

Morgan Stanley & Co., Inc.
1.06%	11/03/03	200,000	200,000,000

(Agreement dated 10/31/03 to be repurchased at $200,017,667, collateralized by $204,315,000 Federal National Mortgage Association Medium Term Notes 1.20% to 6.80% due from 08/14/04 to 11/13/17. The market value is $206,420,758.)

PNC Bank, N.A.(d)
0.76%	11/03/03	34,600	34,600,000

(Agreement dated 10/31/03 to be repurchased at $34,602,191, collateralized by $74,000,000 Federal National Mortgage Association Bonds 2.92% due 08/15/07. The market value is $75,341,620.)

	Maturity	Par (000)	Value

REPURCHASE AGREEMENTS (continued)
UBS Securities LLC
1.04%	11/25/03(c)	$100,000	$100,000,000

(Agreement dated 10/31/03 to be repurchased at $100,072,222, collateralized by $139,585,000 Federal National Mortgage Association Strips 0.00% due from 09/01/33 to 10/01/33. The value is $103,002,374.)

TOTAL REPURCHASE AGREEMENTS

(Cost $673,300,000)			673,300,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $2,619,389,406(a))	101.4%	2,619,389,406
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.4%)	(37,328,462)

NET ASSETS (Equivalent to $1.00 per share based on 2,163,364,836 Institutional Shares, 397,316,181 Dollar Shares, 13,491,747 Cash Reserve Shares and 7,889,461 Bear Stearns Shares outstanding)	100.0%	$2,582,060,944

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($2,582,060,944 ÷ 2,582,062,225)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
(c)	Agreement has a puttable option where principal and interest can be recovered through demand in seven days.
(d)	Pursuant to an exemptive order FedFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC Financial Services Group, Inc.

See accompanying notes to financial statements.

9

FedFund Portfolio

Statement of Net Assets (Concluded)

FedFund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$1,174,093,000	44.9%
31-60 Days	400,000,000	15.3
61-90 Days	399,824,000	15.3
91-120 Days	181,085,000	6.9
121-150 Days	139,450,000	5.3
Over 150 Days	322,510,000	12.3

Average Weighted Maturity—57 days

See accompanying notes to financial statements.

10

BlackRock Provident Institutional Funds

MuniFund Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

MUNICIPAL BONDS—97.0%
Alabama—6.8%
Alabama Housing Finance Authority Multi-Family Housing RB (Rime Huntsville Project) Series 1996B DN (Federal National Mortgage Association Guaranty)
1.05%(b)	11/07/03	$11,275	$11,275,000
Alabama Housing Finance Authority Multi-Family Housing RB (Rime Village Hoover Project) Series 1996A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	10,265	10,265,000
Columbia IDRB (Alabama Power Project) Series 1995B DN (A-1, VMIG-1)
1.12%(b)	11/03/03	16,550	16,550,000
Columbia IDRB (Alabama Power Project) Series 1999A DN (A-1)
1.12%(b)	11/03/03	10,000	10,000,000
Eutaw Industrial Development Board PCRB (Southern Companies Project) DN (A-1, VMIG-1)
1.12%(b)	11/03/03	5,200	5,200,000
Jefferson County GO Warrants Series 2001B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.12%(b)	11/03/03	55,755	55,755,000

			109,045,000

Alaska—1.1%
Matanuska-Susitna Borough RB (First Union Merlots Trust Receipts) Series 2001A-114 DN (First Union Bank LOC) (A-1)
1.14%(b)	11/07/03	3,195	3,195,000
Valdez Marine Terminal RB (Pipelines Incorporated Project) Series 2003A DN (A-1+, VMIG-1)
1.15%(b)	11/03/03	15,100	15,100,000

			18,295,000

Arkansas—1.2%
Arkansas Housing Finance Authority RB (Baptist Health Project) Series 1995 DN (MBIA Insurance) (A-1+)
1.10%(b)	11/07/03	14,900	14,900,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Arkansas (continued)
University of Arkansas Regents RB Series 1998 DN (MBIA Insurance) (VMIG-1)
1.10%(b)	11/07/03	$4,000	$4,000,000

			18,900,000

California—6.4%
California Department of Water Resource Power Supply RB Series 2002C-11 DN (Kredietbank LOC) (A-1, VMIG-1)
1.05%(b)	11/07/03	27,300	27,300,000
California Health Facilities Financing Authority RB Series 1999 PA-587 DN (Merrill Lynch SBPA) (A-1)
1.15%(b)	11/07/03	6,795	6,795,000
California Revenue Anticipation Warrants Series 2003A MB (Bank of America, Goldman Sachs, Morgan Stanley, Citibank SBPA) (SP-1, MIG-1)
2.00%	06/16/04	55,000	55,318,730
California Statewide Community Development Authority RB Series 2000 PT-1268 DN (Merrill Lynch & Company Guaranty) (A-1+)
1.15%(b)	11/07/03	9,000	9,000,000
Los Angeles Wastewater Systems Subordinate RB Series 2001A MB (FGIC Insurance) (A-1+, MIG-1)
1.25%	12/05/03	4,000	4,000,000
Northern California Power Agency RB (Hydroelectric No. 1 Project) Series 2002B DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+)
1.00%(b)	11/07/03	900	900,000

			103,313,730

Colorado—0.7%
Colorado Educational & Cultural Facilities Authority RB (Denver Museum Project) Series 2001 DN (Bank One N.A. LOC) (A-1)
1.10%(b)	11/07/03	2,000	2,000,000

See accompanying notes to financial statements.

11

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority RB (National Cable Television Center Project) Series 1999 DN (Wells Fargo Bank LOC) (A-1+)
1.10%(b)	11/07/03	$1,000	$1,000,000
Colorado Health Facilities Authority RB (Total Longterm Care Project) Series 2002 DN (U.S. Bank LOC) (A-1+)
1.05%(b)	11/07/03	6,380	6,380,000
Jefferson County GO (School District Project) Series 1998B MB (FGIC Insurance)
5.00%	12/15/03	1,150	1,155,400

			10,535,400

Delaware—0.1%
Delaware State Economic Development Authority RB (St. Annes Episcopal Project) Series 2001 DN (Wilmington Trust LOC) (A-1)
1.20%(b)	11/07/03	2,000	2,000,000

District of Columbia—0.3%
District of Columbia Refunding RB Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.05%(b)	11/07/03	1,800	1,800,000
District of Columbia Water & Sewer Authority Public Utilities RB Series 2002A-64 DN (Wachovia Bank LOC) (VMIG-1)
1.14%(b)	11/07/03	2,280	2,280,000

			4,080,000

Florida—3.8%
Broward County Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002 DN (FSA Insurance) (A-1)
1.14%(b)	11/07/03	14,000	14,000,000
Florida Board of Education GO (Eagle Tax Exempt Trust Receipts) Series 2003A DN (Citibank SBPA)
1.12%(b)	11/07/03	4,945	4,945,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Florida (continued)
Florida Housing Finance Corporation Multi-Family RB (Merrill Lynch P-Float Receipts) Series 2000 PT-1234 DN (Merrill Lynch SBPA) (A-1C+)
1.18%(b)	11/07/03	$12,915	$12,915,000
Florida State Department of Environmental Protection RB (Morgan Stanley Trust Receipts) Series 2001-637 DN (MBIA Insurance) (A-1+)
1.11%(b)	11/07/03	3,950	3,950,000
Lee County Healthcare Facilities IDRB Series 1999 DN (Fifth Third Bank N.A. LOC)
1.07%(b)	11/07/03	1,960	1,960,000
Orange County Housing Finance Authority Multi-Family RB (Post Fountains at Lee Vista Project) Series 1997E DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	5,915	5,915,000
Orange County Housing Finance Authority Multi-Family RB (Post Lake Apartments Project) Series 1997 DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	12,700	12,700,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 DN (Key Bank N.A. LOC)
1.07%(b)	11/07/03	5,000	5,000,000

			61,385,000

Georgia—2.9%
Albany Dougherty County Housing Financial Authority RB (Phoebe Putney Memorial Hospital Project) Series 1996 DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	3,700	3,700,000
Appling County Development Authority PCRB (Oglethorpe Power Corporation Project) Series 2002 DN (A-1+)
1.10%(b)	11/07/03	2,415	2,415,000

See accompanying notes to financial statements.

12

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Georgia (continued)
Bibb County Methodist Home Development Authority RB Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.05%(b)	11/07/03	$3,360	$3,360,000
Clayton County Hospital Authority Anticipation Certificates RB Series 1998B DN (Suntrust Bank LOC)
1.05%(b)	11/07/03	1,940	1,940,000
Cobb County Development Authority RB (Boy Scouts of America Atlanta Project) Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.05%(b)	11/07/03	3,000	3,000,000
Cobb County Development Authority RB (Highland Park Associates Project) DN (Suntrust Bank LOC)
1.05%(b)	11/07/03	3,350	3,350,000
Dekalb County Housing Authority Multi-Family Housing RB (Clairmont Crest Project) DN (Federal National Mortgage Association Guaranty) (A-1+, VMIG-1)
1.05%(b)	11/07/03	400	400,000
Fulton County Development Authority RB (Epstein School Project) Series 1997 DN (AMBAC Insurance) (Aa3)
1.05%(b)	11/07/03	1,900	1,900,000
Fulton County Development Authority RB (Galloway Schools Incorporated Project) Series 2002 DN (Suntrust Bank LOC) (VMIG-1)
1.05%(b)	11/07/03	7,500	7,500,000
Fulton County Development Authority RB (Trinity School Project) Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.05%(b)	11/07/03	2,000	2,000,000
Georgia Local Government Certificates RB Series 2002O DN (MBIA Insurance, Bank of America Liquidity Facility) (A-1+)
1.13%(b)	11/07/03	1,010	1,010,000
Gwinnett County Hospital Authority Revenue Anticipation Certificates Series 2002 DN (Suntrust Bank LOC) (A-1+)
1.05%(b)	11/07/03	3,000	3,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Georgia (continued)
La Grange Development Authority RB Series 2001 DN (Suntrust Bank LOC) (VMIG-1)
1.13%(b)	11/07/03	$1,000	$1,000,000
Macon-Bibb County Hospital Authority RB (The Medical Center of Central Georgia Project) DN (Suntrust Bank LOC)
1.05%(b)	11/07/03	3,000	3,000,000
Richmond County Hospital Authority RB (University Health Services Incorporated Project) Series 2003 DN (Suntrust Bank LOC) (VMIG-1)
1.05%(b)	11/07/03	10,000	10,000,000

			47,575,000

Hawaii—0.8%
Hawaii GO (Bear Stearns Municipal Trust Certificates) Series 2002A DN (FSA Insurance) (A-1)
1.14%(b)	11/07/03	9,990	9,990,000
Hawaii GO (Citibank Eagle Trust Receipts) Series 2002 DN (FSA Insurance) (A-1+)
1.12%(b)	11/07/03	3,600	3,600,000

			13,590,000

Illinois—11.1%
Central Lake County Action Water Agency RB (First Union Merlots Trust Receipts) Series 2003B-18 DN (Wachovia Bank LOC)
1.14%(b)	11/07/03	5,000	5,000,000
Chicago Board of Education GO (First Union Merlots Trust Receipts) Series 1999A-47 DN (First Union Bank LOC) (A-1)
1.14%(b)	11/07/03	3,095	3,095,000
Chicago Board of Education Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001 DN (FSA Insurance) (A-1)
1.14%(b)	11/07/03	4,695	4,695,000
Chicago GO (First Union Merlots Trust Receipts) Series 2000W DN (AMBAC Insurance, First Union LOC) (VMIG-1)
1.14%(b)	11/07/03	2,000	2,000,000

See accompanying notes to financial statements.

13

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Chicago GO Series 2003 MB (Landesbank Hessen Thuringen Girozentrale LOC) (SP-1+, MIG-1)
1.22%	01/07/04	$30,000	$30,000,000
Chicago O’Hare International Airport RB (Wachovia Merlot Trust Receipts) Series 2002A-25 DN (Wachovia Bank LOC) (VMIG-1)
1.14%(b)	11/07/03	5,325	5,325,000
Chicago Park District RB (Citibank Eagle Tax Exempt Trust Receipts) Series 2002-1306 DN (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
1.12%(b)	11/07/03	5,345	5,345,000
Chicago Sales Tax RB (First Union Merlots Trust Receipts) Series 2000AAA DN (FGIC Insurance) (VMIG-1)
1.14%(b)	11/07/03	5,000	5,000,000
Cook County Capital Improvement GO (Wachovia Merlot Trust Receipts) Series 2002C DN (AMBAC Insurance) (VMIG-1)
1.14%(b)	11/07/03	3,500	3,500,000
Du Page County Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001A DN (FSA Insurance, Bear Stearns SBPA) (A-1)
1.14%(b)	11/07/03	15,970	15,970,000
Illinois Dedicated Tax RB (Macon Trust Certificates) Series 2002N DN (AMBAC Insurance) (A-1+)
1.15%(b)	11/07/03	2,935	2,935,000
Illinois Development Finance Authority IDRB (Merrill Lynch P-Float Receipts) Series 2001 PT-515 DN (Danske Bank SBPA) (A-1C+)
1.18%(b)	11/07/03	17,800	17,800,000
Illinois Development Finance Authority RB (Decatur Mental Health Center Project) Series 1997 DN (First of America LOC)
1.10%(b)	11/07/03	2,775	2,775,000
Illinois Educational Facility Authority RB (Aurora University Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
1.10%(b)	11/07/03	1,800	1,800,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Illinois GO (ABN AMRO Munitops Trust Certificates) Series 2002-23 MB (MBIA Insurance)
1.07%	11/10/03	$2,100	$2,100,000
Illinois GO (First Union Merlots Project) Series 2002 DN (MBIA Insurance) (VMIG-1)
1.14%(b)	11/07/03	3,695	3,695,000
Illinois Health Facilities Authority Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002 DN (MBIA Insurance) (A-1)
1.14%(b)	11/07/03	10,255	10,255,000
Illinois Health Facilities Authority RB (Evanston Hospital Project) TECP (A-1+, MIG-1)
0.87%	12/04/03	3,000	3,000,000
Illinois Health Facilities Authority RB (Helping Hand Rehabilitation Project) Series 2001 DN (Fifth Third Bank N.A. LOC)
1.07%(b)	11/07/03	3,900	3,900,000
Illinois Health Facilities Authority RB (Lutheran Home & Services Project) Series 2001 DN (M & T Bank Corp. LOC) (A-1+)
1.10%(b)	11/07/03	10,900	10,900,000
Illinois Health Facilities Authority RB (Northwestern Memorial Hospital Project) Series 1995 DN (A-1+, VMIG-1)
1.15%(b)	11/03/03	17,700	17,700,000
Illinois Regional Transportation Authority RB (First Union Merlots Trust Receipts) Series 2002A-24 DN (Wachovia Bank LOC) (VMIG-1)
1.14%(b)	11/07/03	12,750	12,750,000
Illinois State GO (Wachovia Merlots Trust Receipts) Series 2002 DN (MBIA Insurance, Wachovia Bank SBPA ) (VMIG-1)
1.14%(b)	11/07/03	2,495	2,495,000
Marren County IDRB (Monmouth College Project) Series 2002 DN
0.95%(b)	11/07/03	165	165,000
Peoria Heights Limited Obligation RB Series 2001 DN (National City Bank LOC)
1.10%(b)	11/07/03	2,900	2,900,000

See accompanying notes to financial statements.

14

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
University of Illinois Auxiliary Facilities System RB (Citibank Eagle Tax-Exempt Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)
1.14%(b)	11/07/03	$3,500	$3,500,000

			178,600,000

Indiana—0.8%
Gary Redevelopment District Economic Growth RB Series 2001A DN (American National Bank & Trust LOC) (A-1)
1.25%(b)	11/07/03	895	895,000
Indiana Municipal Power Agency Power Supply System RB Series 2000A DN (Toronto Dominion LOC) (A-1+, VMIG-1)
1.12(b)	11/07/03	500	500,000
Indiana Municipal Securities Trust Certificates RB (Bear Stearns Municipal Trust Receipts) Series 2001A DN (Bear Stearns Capital Markets Liquidity Facility) (A-1)
1.14%(b)	11/07/03	6,000	6,000,000
Indiana State Educational Facilities Authority RB (Wabash College Project) Series 2003 DN (Bank One N.A. LOC) (VMIG-1)
1.10%(b)	11/07/03	2,700	2,700,000
Warren Township Vision 2005 School Building Corporation RB (First Union Merlots Trust Receipts) Series 2001A-52 DN (First Union Bank LOC) (A-1)
1.14%(b)	11/07/03	3,300	3,300,000

			13,395,000

Iowa—1.4%
Des Moines Commercial Development RB (Grand Office Park Project) DN (Principal Life Insurance Company Guaranty) (A-1+)
1.20%(b)	11/07/03	6,000	6,000,000
Iowa Higher Education Loan Authority RB (Private College Project) DN (MBIA Insurance) (A-1+, VMIG-1)
1.05%(b)	11/07/03	1,700	1,700,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Iowa (continued)
Urbandale IDRB (Aurora Business Park Association Project) Series 1985 DN (Principal Life Insurance Company Guaranty) (A-1+)
1.12%(b)	11/07/03	$9,200	$9,200,000
Urbandale IDRB (Meredith Drive Association Project) Series 1985 DN (Principal Life Insurance Company Guaranty) (A-1+)
1.12%(b)	11/07/03	5,500	5,500,000

			22,400,000

Kentucky—0.3%
Kentucky Housing Corporation Single Family Mortgage RB (Merrill Lynch P-Float Receipts) Series 2003 PT-741 DN (FGIC Insurance)
1.17%(b)	11/07/03	445	445,000
Wickliffe PCRB Series 2001 DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	4,250	4,250,000

			4,695,000

Louisiana—1.9%

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital & Equipment Programs Project) Series 2003A DN (AMBAC Insurance, Banque Paribas Liquidity Facility) (A-1+)

1.15%(b)	11/07/03	25,000	25,000,000
Plaquemines Port Harbor & Terminal Distribution Port Facilities RB (Chevron Pipe Line Company Project) Series 1984 MB (Chevron Texaco Guaranty)
1.00%	09/01/04	5,000	4,993,777

			29,993,777

Maine—0.4%
Maine GO Series 2003 MB (AA+, Aa2)
1.50%	06/15/04	7,020	7,046,148

See accompanying notes to financial statements.

15

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Maryland—0.3%
Maryland State Health & Higher Education Facilities Authority RB (Bear Stearns Municipal Securities Trust Receipts) Series 2003 SGA-143 DN (Societe Generale Liquidity Facility) (A-1+)
1.11%(b)	11/07/03	$5,000	$5,000,000

Massachusetts—2.5%
Commonwealth of Massachusetts GO (First Union Merlots Trust Receipts) Series 2002A-9 DN (FSA Insurance) (A-1)
1.10%(b)	11/07/03	2,135	2,135,000
Massachusetts GO Series 1998A DN (Westdeutsche Landesbank SBPA) (A-1+, VMIG-1)
1.05%(b)	11/07/03	20,200	20,200,000
Natick City GO Series 2003 BAN (SP-1+, MIG-1)
2.00%	04/30/04	3,150	3,163,746
Wellesley GO Series 2003 BAN (SP-1+, MIG-1)
1.15%	06/03/04	15,000	15,013,024

			40,511,770

Michigan—2.8%
Detroit Sewer & Disposal Authority RB (First Union Merlots Trust Receipts) Series 2001A-112 DN (MBIA Insurance) (VMIG-1)
1.14%(b)	11/07/03	2,455	2,455,000
Garden City Hospital Finance Authority RB (Garden City Hospital Project) Series 1996A DN (National City Bank LOC) (A-1+)
1.07%(b)	11/07/03	3,870	3,870,000
Kalamazoo Education Authority RB (Friendship Vl Project) Series 1997 DN (Fifth Third Bank N.A. LOC) (A-1+)
1.10%(b)	11/07/03	3,750	3,750,000
Michigan Housing Development Authortity Limited Obligation RB Series 1985 DN (Bank One N.A. LOC) (VMIG-1)
1.12%(b)	11/07/03	15,300	15,300,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Michigan (continued)
Michigan Municipal Board Authority RB Series 2003B-1 MB
2.00%	08/20/04	$20,000	$20,155,306

			45,530,306

Minnesota—5.3%
Hennepin County GO Series 2000B DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1C+, VMIG-1)
0.95%(b)	11/07/03	1,440	1,440,000
Minneapolis & St. Paul Airport RB (Wachovia Merlot Trust Receipts) Series 2000A DN (FGIC Insurance) (VMIG-1)
1.14%(b)	11/07/03	4,995	4,995,000
Minneapolis GO (Convention Center Project) Series 1999 DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
0.95%(b)	11/07/03	300	300,000
Minneapolis GO Series 1994A DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
0.95%(b)	11/07/03	270	270,000
Minneapolis Library GO Series 2003 DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
0.95%(b)	11/07/03	27,500	27,500,000
Minnesota GO (Salomon Smith Barney Trust Receipts) Series 1031 ROC II DN (Citibank Liquidity Facility) (A-1+)
1.12%(b)	11/07/03	3,980	3,980,000
Minnesota GO Series 2003 TRAN
4.00%	08/01/04	27,125	27,748,212
Minnesota Higher Education Facilities Authority RB (Carleton College Project) Series 2000G DN (Wells Fargo Bank LOC) (VMIG-1)
0.95%(b)	11/07/03	4,580	4,580,000
Minnesota Public Facilities Authority Water PCRB (Wachovia Merlot Trust Receipts) Series 2002A DN (Wachovia Bank LOC) (VMIG-1)
1.14%(b)	11/07/03	14,740	14,740,000

			85,553,212

See accompanying notes to financial statements.

16

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Mississippi—1.9%
Mississippi Development Bank Special Obligation RB (First Union Merlots Trust Receipts) Series 2001A-16 DN (AMBAC Insurance) (VMIG-1)
1.14%(b)	11/07/03	$7,500	$7,500,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2003 DN (AMBAC Insurance, Banque Paribas Liquidity Facility) (A-1+)
1.15%(b)	11/07/03	9,000	9,000,000
Mississippi Development Bank Special Obligation RB (Mississippi Loan Programs Project) Series 2003 DN (AMBAC Insurance, Banque Paribas Liquidity Facility) (A-1)
1.15%(b)	11/07/03	11,000	11,000,000
Mississippi Development Bank Special Obligation RB Series 2002 DN (AMBAC Insurance, Banque Paribas Liquidity Facility) (A-1)
1.15%(b)	11/07/03	3,985	3,985,000

			31,485,000

Missouri—0.5%
Missouri State Board Public Buildings Special Obligation RB (Wachovia Merlots Trust Receipts) Series 2003A DN (Wachovia Bank LOC)
1.14%(b)	11/07/03	4,995	4,995,000
Missouri State Development Finance Board Lease RB Series 1999 DN (TransAmerican Life Insurance) (A-1+)
1.05%(b)	11/07/03	800	800,000
St. Louis County Multi-Family Housing IDRB (Heatherbrook Gardens Project) DN (U.S. Bank LOC)
1.23%(b)	11/07/03	1,765	1,765,000

			7,560,000

Nevada—0.9%
Clark County School District Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001A DN (FSA Insurance) (A-1+)
1.14%(b)	11/07/03	7,980	7,980,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Nevada (continued)
Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002A DN (FGIC Insurance, Bear Stearns Company LOC) (A-1)
1.14%(b)	11/07/03	$6,000	$6,000,000

			13,980,000

New Jersey—2.6%
New Jersey Health Care Facilities Financing Authority RB (Monmouth Medical Center Project) Series 1994C MB (FSA Insurance) (AAA, Aaa)
6.25%	07/01/04	4,900	5,169,044
New Jersey Health Care Facilities Financing Authority RB Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch SBPA) (A-1+)
1.08%(b)	11/07/03	600	600,000
New Jersey Housing & Finance Agency Series 2003D RAN (MBIA Insurance) (SP-1+, MIG-1)
1.05%	04/01/04	5,000	5,000,000
New Jersey State Turnpike Authority RB (Lehman Brothers Trust Receipts) Series 2002J DN (MBIA Insurance) (A-1+)
1.15%(b)	11/07/03	29,800	29,800,000
New Jersey Transportation Trust Fund Authority RB Series 2002R-149 MB (AMBAC Insurance, Citbank Liquidity Facility)
1.20%	11/13/03	2,000	2,000,000

			42,569,044

New Mexico—0.3%
Farmington PCRB (Arizona Public Service Company Four Corners Project) Series 1994B DN (Barclays Bank LOC) (A-1+, VMIG-1)
1.20%(b)	11/03/03	5,100	5,100,000

New York—8.3%
City of New York GO Trust Receipts Series 1997 DN (AMBAC Insurance, Societe Generale Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	8,100	8,100,000

See accompanying notes to financial statements.

17

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
City of New York Housing Development Corporation Multi-Family Rental Housing RB (Related Monterey Project) Series 1997A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.00%(b)	11/07/03	$13,700	$13,700,000
City of New York Municipal Water Finance Authority RB (First Union Merlots Trust Receipts) Series 2000D DN (First Union Bank LOC) (VMIG-1)
1.10%(b)	11/07/03	12,345	12,345,000
City of New York Municipal Water Finance Authority RB (Water & Sewer System Project) Series 1993B MB
5.63%	06/15/04	4,590	4,768,065
City of New York Transitional Finance Authority RB (Wachovia Merlots Trust Receipts) Series 2003B-35 DN (Wachovia Bank LOC) (VMIG-1)
1.10%(b)	11/07/03	5,000	5,000,000
Dormitory Authority of the State of New York RB (Columbia University Project) Series 2003B MB (A-1+, MIG-1)
1.05%	03/05/04	6,000	6,000,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2001A-30 DN (AMBAC Insurance, First Union National Bank SBPA) (VMIG-1)
1.10%(b)	11/07/03	2,990	2,990,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2003 DN (FGIC Insurance, Wachovia Bank SBPA) (VMIG-1)
1.10%(b)	11/07/03	5,000	5,000,000
Dormitory Authority of the State of New York RB (Glen Eddy Incorporated Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
1.05%(b)	11/07/03	2,375	2,375,000
Long Island Power Authority GO TECP (Bayerische Landesbank LOC) (A-1+)
0.95%	12/08/03	13,300	13,300,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Nassau County Interimediate Finance Authority RB Series 2002B DN (FSA Insurance) (A-1+, VMIG-1)
0.95%(b)	11/07/03	$565	$565,000
New York State Energy Research & Development Authority PCRB (New York State Electric & Gas Corporation Project) Series 1994C DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.15%(b)	11/03/03	14,900	14,900,000
New York State Tollway Authority GO Series 2003A RAN (SP-1+, MIG-1)
1.13%	03/25/04	12,070	12,071,703
New York State Tollway Authority Service Contract RB (Local Highway & Bridge Project) Series 1994 MB (AAA, Aaa)
5.75%	04/01/04	5,185	5,390,919
Triborough Bridge & Tunnel Authority RB (ABN AMRO Munitops Trust Certificates) Series 2002-31 DN (MBIA Insurance, ABN AMRO Bank SBPA) (VMIG-1)
1.08%(b)	11/07/03	5,000	5,000,000
Triborough Bridge & Tunnel Authority RB (Bear Stearns Municipal Trust Certificates) Series 2002-210 DN (Bear Stearns Liquidity Facility) (A-1+)
1.05%(b)	11/07/03	9,500	9,500,000
Triborough Bridge & Tunnel Authority RB (Eagle Tax Exempt Trust Receipts) Series 2003A DN (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	4,000	4,000,000
Triborough Bridge & Tunnel Authority RB (Wachovia Merlots Trust Receipts) Series 2003B03 DN (Wachovia Bank LOC) (VMIG-1)
1.10%(b)	11/07/03	8,995	8,995,000

			134,000,687

North Carolina—3.2%
Charlotte Certificates of Participation (Governmental Facilities Project) Series 2003F MB (A-1+, MIG-1)
1.03%	06/01/04	8,400	8,400,000

See accompanying notes to financial statements.

18

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
North Carolina (continued)
Guilford County Industrial Facilities & Pollution Recreational Facilities RB Series 2002 DN (Branch Banking & Trust Company LOC) (VMIG-1)
1.07%(b)	11/07/03	$2,245	$2,245,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB Series 2001 DN (Branch Banking & Trust Company LOC) (VMIG-1)
1.07%(b)	11/07/03	2,275	2,275,000
North Carolina Medical Care Community Hospital RB (Angel Medical Center Incorporated Project) Series 1997 DN (First Union National Bank of North Carolina LOC) (A-1)
1.05%(b)	11/07/03	200	200,000
North Carolina Medical Care Community Hospital RB (Duke University Hospital Project) Series 1985B DN (A-1+, VMIG-1)
1.02%(b)	11/07/03	300	300,000
North Carolina Medical Care Community Hospital RB (Park Ridge Hospital Project) Series 1988 DN (NationsBank LOC) (A-1, VMIG-1)
1.05%(b)	11/07/03	1,275	1,275,000
North Carolina Medical Care Community Retirement Facilities RB (Aldersgate Project) Series 2001 DN (Branch Banking & Trust Company LOC) (A-1)
1.15%(b)	11/07/03	6,155	6,155,000
North Carolina Medical Care Community Retirement Facilities RB (First Mortgage Project) Series 2001C DN (Branch Banking & Trust Company LOC) (A-1)
1.15%(b)	11/07/03	4,500	4,500,000
North Carolina Municipal Power Agency RB (Catawba Electric Project) Series 2003 DN (MBIA Insurance) (A-1+)
1.12%(b)	11/07/03	3,300	3,300,000
Wake County GO (Public Improvement Project) Series 2003A MB (AAA, Aaa)
3.00%	04/01/04	13,000	13,104,469

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
North Carolina (continued)
Wake County GO (Public Improvement Project) Series 2003B MB (Retail Food Stores Guaranty) (A-1+, MIG-1, F1+)
1.75%	04/01/04	$5,000	$5,013,570
Winston-Salem Water & Sewer System RB Series 2002C DN (Credit Locale de France LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	5,000	5,000,000

			51,768,039

North Dakota—0.3%
Oliver County PCRB (Wachovia Merlots Trust Receipts) Series 2003B-7 DN (Wachovia Bank LOC) (VMIG-1)
1.14%(b)	11/07/03	5,000	5,000,000

Ohio — 3.2%
Butler County Healthcare Facilities RB (UC Physicians LLC Project) Series 2001 DN (Fifth Third Bank N.A. LOC)
1.07%(b)	11/07/03	2,900	2,900,000
Cambridge City Hospital Facilities Authority RB (Regional Medical Center Project) Series 2001 DN (National City Bank LOC) (VMIG-1)
1.07%(b)	11/07/03	2,400	2,400,000
Carroll County RB (Health Care Facilities Project) Series 2000 DN (National City Bank LOC)
1.10%(b)	11/07/03	585	585,000
City of Westerville GO (ABN AMRO Munitops Trust Certificates) Series 2001 DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
1.09%(b)	11/07/03	1,000	1,000,000
Clinton County Hospital RB Series 1999 DN (National City Bank LOC) (VMIG-1)
1.13%(b)	11/07/03	8,015	8,015,000
Columbus GO Unlimited Tax DN (Westduetsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
0.95%(b)	11/07/03	325	325,000
Cuyahoga County Hospital RB (Oriana Service Civic Facility Project) Series 2001 DN (Key Bank N.A. LOC)
1.14%(b)	11/07/03	3,700	3,700,000

See accompanying notes to financial statements.

19

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Hamilton County Electric System RB Series 2002A DN (FSA Insurance) (VMIG-1)
1.05%(b)	11/07/03	$9,650	$9,650,000
Hamilton County Healthcare Facilities RB (Talbert Services Incorporated Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
1.07%(b)	11/07/03	3,720	3,720,000
Lucas County Health Facilities Authority RB (Lutheran Homes Society Project) Series 1996 DN (Bank One N.A. LOC) (A-1+)
1.05%(b)	11/07/03	900	900,000
Montgomery County Catholic Health Initiatives RB Series 1997B DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	1,300	1,300,000
Montgomery County Healthcare Facilities RB Series 2002 DN (Bank One N.A. LOC)
1.20%(b)	11/07/03	2,600	2,600,000
Ohio GO Series 2003R-4015 ROC II DN (Citigroup Global Markets Liquidity Facility) (VMIG-1)
1.12%(b)	11/07/03	9,105	9,105,000
Warren County Healthcare Facilities RB (Otterbein Homes Project) Series 1998B DN (Fifth Third Bank N.A. LOC) (A-1+)
1.25%(b)	11/07/03	1,020	1,020,185
Washington County RB (Hospital Facilities Project) Series 2001 DN (Fifth Third Bank N.A. LOC)
1.07%(b)	11/07/03	1,500	1,500,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (Key Bank N.A. LOC)
1.14%(b)	11/07/03	2,930	2,930,000

			51,650,185

Oklahoma—0.2%
Oklahoma State Industrial Authority RB (Casady School Project) Series 2001 DN (Bank One N.A. LOC)
1.26%(b)	11/07/03	2,745	2,745,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Oregon—1.0%
Oregon GO Series 2003 TAN (MIG-1)
2.25%	11/15/04	$10,500	$10,627,271
Oregon Health, Housing, Education & Cultural Facility Authority RB (Peacehealth Project) Series 1998 DN (M & T Bank Corp. LOC) (A-1, VMIG-1)
1.10%(b)	11/07/03	2,300	2,300,000
Umitilla County Hospital Facility Authority RB (Catholic Health Project) Series 1997B DN (Bayerische Landesbank LOC) (A-1+, VMIG-1)
1.10%(b)	11/07/03	3,900	3,900,000

			16,827,271

Pennsylvania—4.0%
Delaware Valley Industrial Development Authority RB (Eagle Tax Exempt Trust Receipts) Series 2001 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
1.12%(b)	11/07/03	5,000	5,000,000
Eastern Pennsylvania Industrial & Commercial Development Authority IDRB (Electronic Data System Project) Series 1993 DN (Wachovia Bank LOC)
1.15%(b)	11/07/03	5,900	5,900,000
Franklin County IDRB (Chambersburg Hospital Project) Series 2000 DN (AMBAC Insurance) (A-1+)
1.15%(b)	11/07/03	1,070	1,070,000
Lancaster County Hospital Authority RB (Willow Valley Retirement Project) Series 2002A DN (National Westminster LOC) (A-1)
1.15%(b)	11/07/03	21,000	21,000,000
New Garden General Municipal Authority RB Series 1999 DN (AMBAC Insurance, Bank of Nova Scotia LOC) (A-1)
1.10%(b)	11/07/03	19,300	19,300,000
Pennsylvania State Higher Educational Facilities Authority Hospital RB Series 2003 DN (Merrill Lynch Guaranty) (A-1)
1.15%(b)	11/07/03	5,700	5,700,000

See accompanying notes to financial statements.

20

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Pennsylvania (continued)
Pennsylvania State Turnpike RB Series 2002A-3 DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	$900	$900,000
Southeastern Pennsylvania Transportation Authority RB (Bear Stearns Municipal Trust Certificates) Series 2001-9016 DN (FGIC Insurance) (A-1)
1.09%(b)	11/07/03	5,675	5,675,000

			64,545,000

Puerto Rico—0.7%
Commonwealth of Puerto Rico Highway & Transportation Authority RB (Merrill Lynch P-Float Receipts) Series 2002 PA-1052 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1)
1.09%(b)	11/07/03	2,595	2,595,000
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds (ABN AMRO Munitops Trust Certificates) Series 2000A-17 MB (ABN AMRO Bank SBPA) (MIG-1)
1.06%	01/14/04	7,900	7,900,000

			10,495,000

South Carolina—1.1%
Columbia Waterworks & Sewer System RB (Salomon Smith Barney Trust Receipts) Series 1999-214 ROC II DN (Citibank Liquidity Facility) (VMIG-1)
1.12%(b)	11/07/03	7,495	7,495,000
South Carolina Transitional Infrastructure RB Series 2002A DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
1.13%(b)	11/07/03	10,475	10,475,000

			17,970,000

Tennessee—3.0%
City of Chattanooga Health, Education & Housing Facility Board RB Series 1999 DN (Amsouth Bank of Alabama LOC) (A-1)
1.25%(b)	11/07/03	12,400	12,400,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Tennessee (continued)
Cleveland IDRB (YMCA Chattan Project) Series 1999 DN (Suntrust Bank LOC)
1.05%(b)	11/07/03	$1,900	$1,900,000
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) DN (Suntrust Bank LOC) (VMIG-1)
1.10%(b)	11/07/03	2,195	2,195,000
Jackson Energy Authority RB (Gas System Project) Series 2002 DN (FSA Insurance) (VMIG-1)
1.05%(b)	11/07/03	1,000	1,000,000
Knox County GO Series 1997 MB (AA, Aa2)
5.00%	02/01/04	1,000	1,019,610
Memphis General Improvement RB Series 1995A DN (Westdeutsche Landesbank Giroentrale LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	500	500,000
Memphis GO Series 1995A DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	200	200,000
Metropolitan Government Nashville & Davidson County Health & Education Board RB (Belmont University Project) Series 1997 DN (Suntrust Bank LOC) (VMIG-1)
1.05(b)	11/07/03	3,300	3,300,000
Metropolitan Government Nashville & Davidson County IDRB (Nashville Christian School Project) Series 2003 DN (Suntrust Bank LOC) (VMIG-1)
1.10(b)	11/07/03	500	500,000
Metropolitan Government Nashville & Davidson County IDRB (Trevecca Nazarene Project) Series 2003 DN (Suntrust Bank LOC)
1.05(b)	11/07/03	5,500	5,500,000
Metropolitan Government Nashville & Davidson County IDRB (Universtiy School Project) Series 2002 DN (Suntrust Bank LOC) (VMIG-1)
1.05(b)	11/07/03	4,000	4,000,000

See accompanying notes to financial statements.

21

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Tennessee (continued)
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1997 DN (NationsBank LOC) (VMIG-1)
1.05%(b)	11/07/03	$2,570	$2,570,000
Shelby County GO Series 2003 TAN
2.00%	06/30/04	8,000	8,054,967
Shelby County Health Educational & Housing Authority RB Series 1994 DN (Credit Suisse LOC) (A-1+)
1.10%(b)	11/07/03	5,000	5,000,000
Washington County IDRB (Springbrook Properties Project) Series 1996 DN (Suntrust Bank LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	1,000	1,000,000

			49,139,577

Texas—7.6%
Austin Water & Wastewater System RB (Wachovia Merlots Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)
1.14%(b)	11/07/03	2,490	2,490,000
Collin County Housing Finance Corporation Multi-Family RB (Merrill Lynch P-Float Receipts) Series 1999 PT-1160 DN (Merrill Lynch SBPA) (A-1C+)
1.16%(b)	11/07/03	4,400	4,400,000
Eagle Mountain & Saginaw Independent School District GO (Municipal Securities Trust Reciepts) Series 2003 SGA-141 DN (PSF Guaranty, Societe Generale Liquidity Facility) (A-1+)
1.11%(b)	11/07/03	4,000	4,000,000
Frisco GO (Salomon Smith Barney Trust Receipts) Series 2003R-5000 ROC II DN (FSA Insurance) (A-1+)
1.12%(b)	11/07/03	5,330	5,330,000
Harris County Texas RB (Salomon Smith Barney Trust Receipts) Series 2002-1029 ROC II DN (FSA Insurance) (A-1+)
1.12%(b)	11/07/03	2,700	2,700,000
Houston Community College RB Series 2002 DN (MBIA Insurance) (A-1+)
1.11%(b)	11/07/03	5,825	5,825,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Texas (continued)
Jefferson County Health Facility Development Corporation RB (First Union Merlots Trust Receipts) Series 2001A-83 MB (First Union Bank LOC) (A-1C+)
1.55%	11/17/03	$3,995	$3,995,000
Lower Colorado Texas River Authority RB (First Union Trust Receipts) Series 2000 DN (FSA Insurance) (VMIG-1)
1.14%(b)	11/07/03	2,000	2,000,000
Northside Independent School District GO (School Building Project) Series 2003 MB (A-1+, MIG-1, F1+)
1.02%	06/15/04	6,000	6,000,000
Red River Educational Development Authority RB (Bear Stearns Trust Receipts) Series 2000 DN (Societe Generale LOC) (A-1C+)
1.11%(b)	11/07/03	3,570	3,570,000
San Antonio Electric & Gas RB Series 2003 DN (Bank of America LOC) (A-1+)
1.15%(b)	11/07/03	7,000	7,000,000
Southeast Texas Housing Finance Corporation RB (First Union Merlots Trust Receipts) Series 2001A MB (Federal National Mortgage Association Guaranty) (A-1+)
1.55%	11/17/03	4,895	4,895,000
Texas A & M University RB (Salomon Smith Barney Trust Receipts) Series 2003R-4005 ROC II DN (Citibank Liquidity Facility) (VMIG-1)
1.12%(b)	11/07/03	5,000	5,000,000
Texas State Housing Agency Multi-Family RB Series 2001 DN (Federal Home Loan Mortgage Corporation Guaranty) (A-1+)
1.11%(b)	11/07/03	3,050	3,050,000
Texas State RB Series 2003 TRAN (MIG-1)
2.00%	08/31/04	42,500	42,799,128
Texas Technology University RB (Bear Stearns Trust Receipts) Series 2002A DN (MBIA Insurance) (A-1)
1.14%(b)	11/07/03	13,630	13,630,000

See accompanying notes to financial statements.

22

MuniFund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Texas (continued)
University of Texas RB (Wachovia Merlots Trust Receipts) Series 2003B-14 DN (Wachovia Bank SBPA)
1.12%(b)	11/07/03	$6,275	$6,275,000

			122,959,128

Vermont—0.5%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (Key Bank N.A. LOC)
1.14%(b)	11/07/03	7,775	7,775,000

Virginia—1.0%
Commonwealth of Virginia Transportation Authority RB (Citibank Eagle Trust Receipts) Series 1999B DN (Citibank Liquidity Facility) (A-1+)
1.12%(b)	11/07/03	1,000	1,000,000
Commonwealth of Virginia Transportation Board RB DN (Societe Generale LOC) (A-1C+)
1.10%(b)	11/07/03	600	600,000
Fairfax County GO (Salomon Smith Barney Trust Receipts) Series 2003R-4016 ROC II DN (Citigroup Global Markets Liquidity Facility) (VMIG-1)
1.12%(b)	11/07/03	6,800	6,800,000
Fairfax County IDRB (Fairfax Hospital System Project) Series 1988B DN (Inova Health System Liquidity Facility) (A-1+, VMIG-1)
0.96%(b)	11/07/03	200	200,000
Virginia Public School Authority RB Series 2003 MB (AA, Aa1)
1.75%	04/15/04	7,110	7,131,397

			15,731,397

Washington—3.9%
King County GO (ABN AMRO Munitops Trust Certificates) Series 2001-1 DN (MBIA Insurance) (VMIG-1)
1.14%(b)	11/07/03	2,500	2,500,000
King County School District RB (Highline Public Schools Project) Series 2002 DN (FGIC Insurance) (A-1)
1.14%(b)	11/07/03	11,750	11,750,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Washington (continued)
Seattle GO (Bear Stearns Municipal Trust Receipts) Series 2003 SGA-142 DN (Societe Generale LOC) (A-1+)
1.11%(b)	11/07/03	$4,000	$4,000,000
Seattle Municipal Light & Power RB (First Union Merlots Trust Receipts) Series 2001A-56 DN (First Union Bank LOC) (VMIG-1)
1.14%(b)	11/07/03	7,455	7,455,000
Spokane County School District No. 081 GO Series 2003R-4000 DN (FSA Insurance, Citibank Liquidity Facility) (VMIG-1)
1.12%(b)	11/07/03	3,600	3,600,000
Washington GO (Piper Jaffray Trust Certificates) Series 2002G DN (Bank of New York LOC) (VMIG-1)
1.16%(b)	11/07/03	5,170	5,170,000
Washington GO (Wachovia Merlots Trust Receipts) Series 2002A-57 DN (MBIA Insurance)
1.14%(b)	11/07/03	7,360	7,360,000
Washington State GO (Motor Vehicle Fuel Tax Project) Series 2003B MB
4.00%	07/01/04	4,895	4,993,727
Washington State GO Series 2003A MB
4.00%	07/01/04	6,645	6,779,023
Washington State Housing Finance Community Nonprofit Housing RB (Emerald Heights Project) Series 2003 DN (Bank of America LOC) (F1+)
1.10%(b)	11/03/03	10,160	10,160,000

			63,767,750

Wisconsin—1.9%
Appleton Redevelopment Authority RB (Fox City Project) Series 2001B DN (Bank One N.A. LOC) (VMIG-1)
1.15%(b)	11/07/03	6,600	6,600,000
Southeast Wisconsin Professional Baseball Park District Sales Tax RB (First Union Merlot Trust Receipts) Series 2000Y DN (MBIA Insurance) (VMIG-1)
1.14%(b)	11/07/03	3,000	3,000,000

See accompanying notes to financial statements.

23

MuniFund Portfolio

Statement of Net Assets (Concluded)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Wisconsin (continued)
Wisconsin State Health & Educational Facilities Authority RB (Edgewood College Project) Series 1997 DN (Banc One N.A. LOC)
1.20%(b)	11/07/03	$6,775	$6,775,000
Wisconsin State Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (Marshall & Ilsley Bank LOC) (A-1)
1.10%(b)	11/07/03	2,445	2,445,000
Wisconsin State Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (Marshall & Ilsley Bank LOC) (A-1)
1.10%(b)	11/07/03	11,200	11,200,000

			30,020,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $1,566,532,421(a))	97.0%	1,566,532,421
OTHER ASSETS IN EXCESS OF LIABILITIES	3.0%	48,961,374

NET ASSETS (Equivalent to $1.00 per share based on 1,549,964,878 Institutional Shares, 37,753,340 Dollar Shares, 22,422,307 Cash Management Shares and 5,371,047 Bear Stearns Shares outstanding)	100.0%	$1,615,493,795

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($1,615,493,795 ÷ 1,615,511,572)		$1.00

(a)	Cost for federal income tax purposes is $1,566,552,502.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

MuniFund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$1,221,250,185	78.2%
31-60 Days	21,450,000	1.4
61-90 Days	37,900,000	2.4
91-120 Days	1,000,000	0.1
121-150 Days	18,070,000	1.2
Over 150 Days	264,020,000	16.7

Average Weighted Maturity—50 days

See accompanying notes to financial statements.

24

BlackRock Provident Institutional Funds

California Money Fund Portfolio

Statement of Net Assets  October 31, 2003

	Maturity	Par (000)	Value

MUNICIPAL BONDS—100.8%
California—95.6%
ABAG Finance Authority Non-Profit Corporations RB Series 2003A DN (Societe Generale LOC) (A-1+)
1.15%(b)	11/07/03	$1,845	$1,845,000
ABAG Finance Authority RB (Blood Centers of Pacific Project) Series 2002A DN (Wells Fargo Bank LOC) (A-1+)
1.10%(b)	11/03/03	6,055	6,055,000
Alameda-Contra Costa Schools Finance Authority Certificates of Participation (Captial Improvements Financing Project) Series 1997F DN (Kredietbank LOC) (A-1+)
1.20%(b)	11/07/03	800	800,000
Alvord Unified School District Certificates of Participation (Food Services Bridge Funding Program Project) Series 2003 MB (FSA Insurance, Dexia Credit Local SBPA) (A-1+, MIG-1, AAA, Aaa)
1.05%	12/01/03	3,000	3,000,000
Calfornia Statewide Community Development Authority RB Series 2003 DN (Bank of America LOC) (AA1, VMIG-1)
1.00%(b)	11/07/03	3,025	3,025,000
California Revenue Anticipation Warrants Series 2003A MB (Bank of America, Goldman Sachs, Morgan Stanley, Citibank SBPA) (SP-1+, MIG-1, F1)
2.00%	06/16/04	23,000	23,128,726
California Communities Housing & Finance Agency RB (Lease Revenue Pass-Through Obligation Project) Series 2001A DN (Societe Generale LOC) (A-1+)
1.15%(b)	11/07/03	4,000	4,000,000
California Department of Water Resource Power Supply RB Series 2002C-7 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
1.11%(b)	11/07/03	4,850	4,850,000
California Educational Facilities Authority RB (Art Center Design College Project) Series 2002A DN (M&T Bank Corp. LOC) (VMIG-1)
1.10%(b)	11/07/03	3,845	3,845,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
California Educational Facilities Authority RB (Santa Clara University Project) Series 2002B DN (MBIA Insurance, M&T Bank Corp. LOC) (VMIG-1)
1.05%(b)	11/07/03	$2,000	$2,000,000
California GO (Wachovia Merlots Trust Receipts) Series 2002A-47 DN (MBIA Insurance, Wachovia Bank LOC) (VMIG-1)
1.08%(b)	11/07/03	3,400	3,400,000
California GO Series 2003 DN (AMBAC Insurance, ABN AMRO Bank, N.V. SBPA) (VMIG-1, F-1+)
1.08%(b)	11/07/03	6,000	6,000,000
California GO Series 2003 DN (MBIA Insurance, BNP Paribas Liquidity Facility) (AAA, F-1+)
1.10%(b)	11/07/03	15,755	15,755,000
California GO Series 2003A-2 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1+, VMIG-1)
1.15%(b)	11/03/03	21,300	21,300,000
California GO Series 2003C-1 2003 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1, VMIG-1, F1+)
1.10%(b)	11/07/03	3,000	3,000,000
California Health Facilities Finance Authority RB (Catholic Healthcare West Project) Series 1988B DN (MBIA Insurance, Morgan Guaranty Trust SBPA) (A-1+, VMIG-1, AAA, Aaa)
1.05%(b)	11/07/03	2,500	2,500,000
California Health Facilities Finance Authority RB (Scripps Memorial Hospital Project) Series 1985B DN (MBIA Insurance, Morgan Guaranty Trust SBPA) (A-1+, VMIG-1, AAA, Aaa)
0.98%(b)	11/07/03	7,965	7,965,000
California Health Facilities Finance Authority RB (Sutter Health System Project) Series 1996B DN (Toronto Dominion Bank LOC) (A-1+, VMIG-1)
1.15%(b)	11/03/03	7,000	7,000,000
California Health Facilities Finance Authority RB Series 591 DN (Morgan Stanley Group LOC) (A-1+)
1.10%(b)	11/07/03	10,000	10,000,000

See accompanying notes to financial statements.

25

California Money Fund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
California Health Facilities Financing Authority RB Series 1999 PA-587 DN (Merrill Lynch SBPA) (A-1+)
1.15%(b)	11/07/03	$10,000	$10,000,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, J.P. Morgan Chase SBPA) (A-1+, VMIG-1)
1.02%(b)	11/07/03	2,500	2,500,000
California State Department of Water Resources & Power Supply RB Series 2002C-12 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1+, VMIG-1, F1+)
1.05%(b)	11/07/03	5,000	5,000,000
California State RB Series 2003A-1 RAN (Nordea Bank LOC) (SP-1+, MIG-1, F1+)
2.00%	06/23/04	2,000	2,011,898
California State Trust Receipts RB Series 1985 DN (FGIC Insurance, Societe Generale SBPA) (SP-1+, VMIG-1)
1.05%(b)	11/07/03	12,365	12,365,000
California Statewide Community Development Authority RB (Biola University Project) Series 2002B DN (BNP Paribas LOC) (VMIG-1)
1.00%(b)	11/07/03	3,100	3,100,000
California Statewide Community Development Authority RB Series 2000 PT-1268 DN (Merrill Lynch & Company Guaranty) (A-1+)
1.15%(b)	11/07/03	12,700	12,700,000
City of Sacramento Municipal Utilities District RB (ABN AMRO Munitops Trust Certificates) Series 2003-17 DN (MBIA Insurance, ABN AMRO SBPA) (VMIG-1)
1.08%(b)	11/07/03	11,835	11,835,000
City of Sacramento University School District GO (ABN AMRO Munitops Trust Certificates) Series 2002-9 MB (MBIA Insurance, ABN AMRO Bank, N.V. SBPA) (VMIG-1, F1+)
1.00%	11/10/03	14,485	14,485,000
Cupertino Unified School District GO Series 2003 TRAN
1.50%	06/30/04	8,900	8,934,402

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Eastern Municipal Water District Water & Sewer RB Series 2003A DN (FGIC Insurance, Lloyds Bank SBPA) (A-1+, VMIG-1)
1.00%(b)	11/07/03	$2,000	$2,000,000
Eastern Municipal Water District Water & Sewer RB Series 2003B DN (FGIC Insurance, Lloyds Bank SBPA) (A-1+, VMIG-1)
1.00%(b)	11/07/03	2,000	2,000,000
Foothill-De Anza Community College GO Series 2000Y DN (First Union National Bank SBPA) (VMIG-1)
1.08%(b)	11/07/03	8,175	8,175,000
Fresno County GO Series 2003 TRAN (SP-1+)
2.00%	06/30/04	5,000	5,031,597
Fresno Multi-Family Housing Authority RB (Heron Pointe Apartment Project) Series 2001 DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	8,345	8,345,000
Glendale Hospital RB Series 2002-590 DN (Morgan Stanley Group LOC) (A-1+)
1.10%(b)	11/07/03	9,400	9,400,000
Kern County GO Series 2003 TRAN (SP-1+)
2.00%	06/30/04	14,400	14,503,767
Lemon Grove Multi-Family Housing RB (Hillside Terrace Project) Series 2001A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	5,455	5,455,000
Los Angeles County Public Works Finance Authority Lease RB Series 2000J DN (AMBAC Insurance, First Union Bank SBPA) (VMIG-1)
1.08%(b)	11/07/03	5,000	5,000,000
Los Angeles County Water & Power RB (Power System Project) Series 2002A-8 DN (Bayerische Landesbank, BNP Paribas, Dexia, J.P. Morgan Chase, Westdeutsche Landesbank SBPA) (A-1+, VMIG-1)
1.06%(b)	11/07/03	25,400	25,400,000
Los Angeles County Water & Power RB (ZCM Matched Funding Guaranty Agreement) Series 2001 ZTC-17 DN (FSA Insurance) (VMIG-1)
1.13%(b)	11/07/03	9,900	9,900,000

See accompanying notes to financial statements.

26

California Money Fund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Los Angeles GO Series 2003 TRAN (SP-1+, MIG-1, F1+)
2.00%	06/30/04	$5,500	$5,537,799
Los Angeles Unified School District GO Series 1997E DN (MBIA Insurance, Wachovia Bank, N.V. SBPA) (VMIG-1)
1.08%(b)	11/07/03	4,995	4,995,000
Los Angeles Unified School District GO Series 1999C DN (MBIA Insurance, ABN AMRO Bank, N.V. SBPA) (VMIG-1)
1.06%(b)	11/07/03	4,600	4,600,000
Los Angeles Unified School District GO Series 2003A TRAN (SP-1+, MIG-1)
2.00%	07/01/04	13,000	13,089,302
Los Angeles Waste & Water Systems Certificates RB Series 2002A DN (FGIC Insurance, Bank of America Liquidity Facility) (A-1+)
1.07%(b)	11/07/03	5,000	5,000,000
Newport Beach Hospital RB (Hoag Memorial Presbyterian Hospital Project) Series 1999C DN (A-1+, VMIG-1)
1.04%(b)	11/07/03	3,500	3,500,000
Oakland Joint Power Finance Authority Lease RB Series 1998A-1 DN (FSA Insurance, Dexia SBPA) (A-1+, VMIG-1, F-1+)
1.00%(b)	11/07/03	4,100	4,100,000
Oakland Unified School District of Alameda County GO (Bear Stearns Trust Certificates) Series 2002A-9035 DN (FGIC Insurance, Bear Stearns Liquidity Facility) (A-1)
1.08%(b)	11/07/03	11,095	11,095,000
Orange County Apartment Development RB (Vintage Woods Partners Project) Series 1998H DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	4,500	4,500,000
Orange County Sanitation District Certificates of Participation Series 2000B DN (Dexia Public Finance Bank SBPA) (A-1+, VMIG-1, F1+)
1.20%(b)	11/03/03	8,940	8,940,000
Pacific Housing & Finance Agency RB (Lease Revenue Pass-Through Obligation) Series 2001A DN (Societe Generale LOC) (A-1+)
1.15%(b)	11/07/03	4,000	4,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Pasadena Certificates of Participation RB (City Hall & Park Improvement Projects) Series 2003 DN (AMBAC Insurance, State Street Bank, CALSTERS SBPA) (AAA, VMIG-1)
1.05%(b)	11/07/03	$5,000	$5,000,000
Port of Oakland GO TECP (J.P. Morgan, Bank of America LOC) (A-1+, F1+)
0.87%	12/11/03	10,780	10,778,422
Rohnert Park Multi-Family Housing RB (Crossbrook Apartments Project) Series 1995A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	6,015	6,015,000
Sacramento City Unified School District GO Series 2003-04 TRAN (MIG-1)
2.00%	11/12/04	5,000	5,046,850
Sacramento County Board of Education GO Series 2004 TRAN
2.00%	10/01/04	12,000	12,107,639
Sacramento County Housing Authority Multi-Family Housing RB (Bent Tree Apartments Project) Series 2001A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.05%(b)	11/07/03	3,300	3,300,000
Sacramento Municipal Utility District RB (Macon Trust Certificates) Series 2002M DN (AMBAC Insurance, Kredietbank LOC) (A-1+)
1.07%(b)	11/07/03	3,975	3,975,000
Sacramento Municipal Utility District RB Series 2000A DN (AMBAC Insurance, First Union Bank LOC) (VMIG-1)
1.08%(b)	11/07/03	11,155	11,155,000
San Diego GO Series 2003 TRAN (SP-1+, MIG-1, F1+)
1.75%	06/30/04	2,000	2,010,464
San Diego Multi-Family Housing RB (Lusk Mira Mesa Apartments Project) Series 1985E DN (Federal Home Loan Bank, Merrill Lynch SBPA) (A-1+)
1.09%(b)	11/07/03	1,200	1,199,945
San Francisco City & County International Airport RB Series 2003-29B DN (Wachovia Bank LOC) (VMIG-1)
1.08%(b)	11/07/03	5,115	5,115,000

See accompanying notes to financial statements.

27

California Money Fund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
San Francisco City & County Public Utilities RB (Commission For Clean Water Project) Series 2003A DN (MBIA Insurance, Wachovia Bank SBPA) (VMIG-1)
1.08%(b)	11/07/03	$3,190	$3,190,000
San Jose Evergreen Community College District RB Series 2002J DN (MBIA Insurance, Bank of New York SBPA) (VMIG-1)
1.10%(b)	11/07/03	8,285	8,284,500
San Jose Multi-Family Housing RB (Fairway Glen Project) Series 1985A DN (FGIC Insurance) (A-1+, VMIG-1)
1.05%(b)	11/07/03	3,000	3,000,000
San Jose Multi-Family Housing RB (Timberwood Apartments Project) Series 1995A DN (Wells Fargo Bank LOC) (VMIG-1)
1.15%(b)	11/07/03	3,135	3,135,000
San Juan, Modesto, Santa Clara, Redding Public Power Agency RB (San Juan Project) Subordinate Lien Series 1997E DN (MBIA Insurance, J.P. Morgan Chase SBPA) (A-1+, VMIG-1)
1.05%(b)	11/07/03	1,500	1,500,000
Santa Clara County RB (East Side Unified High School District Project) Series 2003B DN (MBIA Insurance, BNP Paribas Liquidity Facility) (A-1+, VMIG-1)
1.07%(b)	11/07/03	3,055	3,055,000
Southern California Public Power Authority RB (San Juan Power Project) Series 2020 MB (FSA Insurance, Wachovia Bank LOC) (VMIG-1)
1.35%	11/24/03	4,965	4,965,000
Ventura County GO Series 2003 TRAN (SP-1+, MIG-1)
1.50%	07/01/04	10,000	10,039,438
Vernon Electric Systems RB (Malburg Project) Series 2003A DN (J.P. Morgan Chase Bank LOC) (A-1+, VMIG-1)
1.00%(b)	11/07/03	1,000	1,000,000
Vernon Electric Systems RB (Malburg Project) Series 2003B DN (Bank of America LOC) (A-1+, VMIG-1)
1.00%(b)	11/07/03	1,000	1,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
California (continued)
Vista Unified School District GO (Bear Stearns Trust Certificates) Series 2002A-9041 DN (FSA Insurance, Bear Stearns Liquidity Facility) (A-1)
1.08%(b)	11/07/03	$10,700	$10,700,000

			492,539,749

Puerto Rico—5.2%
Commonwealth of Puerto Rico Electric Power Authority RB (Goldman Sachs Trust Receipts) Series 2002-1 DN (MBIA Insurance, Bank of New York SBPA) (A-1+)
1.06%(b)	11/07/03	3,000	3,000,000
Commonwealth of Puerto Rico GO Series 2003 TRAN (SP-1+, MIG-1)
2.00%	07/30/04	5,000	5,038,070
Commonwealth of Puerto Rico Highway & Transportation Authority RB (Merrill Lynch P-Float Receipts) Series 2002 PA-1052 DN (Merrill Lynch Liquidity Facility) (A-1+)
1.09%(b)	11/07/03	300	300,000
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds (ABN AMRO Munitops Trust Certificates) Series 2000A-17 MB (ABN AMRO Bank, N.V. SBPA) (VMIG-1, F1+)
1.06%	01/14/04	7,500	7,500,000
Commonwealth of Puerto Rico Public Improvement GO Series 2001 DN (Toronto Dominion LOC) (A-1+)
1.06%(b)	11/07/03	5,145	5,145,000
Commonwealth of Puerto Rico Public Improvement GO Series 2002A DN (FGIC Insurance, Salomon Smith Barney Liquidity Facility) (VMIG-1)
1.08%(b)	11/07/03	1,505	1,505,000
Commonwealth of Puerto Rico Public Improvement GO Series 2003C DN (FSA Insurance, Merrill Lynch SBPA) (A-1)
1.04%(b)	11/07/03	1,000	1,000,000

See accompanying notes to financial statements.

28

California Money Fund Portfolio

Statement of Net Assets (Concluded)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico Public Improvement GO Series 2003C DN (MBIA Insurance, Merrill Lynch SBPA) (A-1)
1.04%(b)	11/07/03	$3,400	$3,400,000

			26,888,070

TOTAL INVESTMENTS IN SECURITIES
(Cost $519,427,819(a))	100.8%	519,427,819
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)%	(4,005,304)

NET ASSETS (Equivalent to $1.00 per share based on 496,798,186 Institutional Shares, 15,468,104 Dollar Shares, 226,678 Cash Management Shares and 3,103,321 Bear Stearns Shares outstanding)	100.0%	$515,422,515

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($515,422,515 ÷ 515,596,289)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

California Money Fund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$391,669,500	75.6%
31-60 Days	13,780,000	2.7
61-90 Days	7,500,000	1.4
Over 150 Days	105,800,000	20.3

Average Weighted Maturity—60 days

See accompanying notes to financial statements.

29

BlackRock Provident Institutional Funds

New York Money Fund Portfolio

Statement of Net Assets

October 31, 2003

	Maturity	Par (000)	Value

MUNICIPAL BONDS—99.6%
New York—97.2%
Arlington Central School District GO Series 2002 BAN
1.76%	11/04/03	$2,000	$2,000,045
Beacon GO Series 2002 BAN
2.00%	12/26/03	6,145	6,152,315
Bedford Central School District GO Series 2003 BAN (MIG-1)
1.00%	12/01/03	4,000	4,000,651
Buffalo GO Series 2003A RAN
2.75%	07/29/04	2,700	2,733,192
City of New York Cultural Resources RB (Morgan Stanley Trust Receipts) Series 2001-596 DN (Morgan Stanley Group Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	3,380	3,380,000
City of New York GO Series 1994H-3 DN (BNP Paribas LOC) (A-1+, VMIG-1)
1.15%(b)	11/03/03	200	200,000
City of New York GO Trust Receipts Series 1997 DN (AMBAC Insurance, Societe Generale Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	1,760	1,760,000
City of New York Housing Development Corporation Multi-Family Rental Housing RB (Columbus Apartments Project) Series 1995A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.00%(b)	11/07/03	100	100,000
City of New York Housing Development Corporation Multi-Family Rental Housing RB (Parkgate Development Project) Series 1998A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.00%(b)	11/07/03	1,000	1,000,000
City of New York Housing Development Corporation Multi-Family Rental Housing RB (Related Monterey Project) Series 1997A DN (Federal National Mortgage Association Guaranty) (A-1+)
1.00%(b)	11/07/03	2,200	2,200,000
City of New York Industrial Development Agency RB Series 2002 DN (M & T Bank Corp. LOC) (VMIG-1)
1.12%(b)	11/07/03	2,000	2,000,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
City of New York Municipal Assistance Corporation RB Series 1996G MB (AA+, Aa1)
5.50%	07/03/04	$300	$308,848
City of New York Municipal Water Finance Authority RB (First Union Merlots Trust Receipts) Series 2000D DN (First Union Bank LOC) (VMIG-1)
1.10%(b)	11/07/03	4,575	4,575,000
City of New York Municipal Water Finance Authority RB (Water & Sewer System Project) Series 2001F-1 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
1.16%(b)	11/03/03	3,600	3,600,000
City of New York Transitional Finance Authority Financing RB (Eagle Tax-Exempt Trust Receipts) Series 2000 DN (Citibank Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	9,900	9,900,000
City of New York Transitional Finance Authority Financing RB (Eagle Tax-Exempt Trust Receipts) Series 2001 DN (Citibank Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	3,300	3,300,000
City of New York Transitional Finance Authority Financing RB (Eagle Tax-Exempt Trust Receipts) DN (AMBAC Insurance, Citibank Liquidity Facility) (VMIG-1)
1.08%(b)	11/07/03	8,000	8,000,000
City of New York Transitional Finance Authority Financing RB (Future Tax Secured Bonds Project) Series 1998A-2 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.02%(b)	11/07/03	300	300,000
City of New York Transitional Finance Authority Financing RB Series 2003-2 BAN (MIG-1)
2.00%	02/19/04	16,000	16,044,434
City of New York Trust for Cultural Resources RB (The Museum of Broadcasting Project) Series 1989 DN (KBC Bank LOC) (A-1+, VMIG-1)
1.05%(b)	11/07/03	2,400	2,400,000

See accompanying notes to financial statements.

30

New York Money Fund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2001A-30 DN (AMBAC Insurance, First Union Bank SBPA) (VMIG-1)
1.10%(b)	11/07/03	$2,990	$2,990,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2001A-65 DN (MBIA Insurance, Wachovia Bank SBPA) (VMIG-1)
1.10%(b)	11/07/03	3,535	3,535,000
Dormitory Authority of the State of New York RB (First Union Merlots Trust Receipts) Series 2003 DN (FGIC Insurance, Wachovia Bank SBPA) (VMIG-1)
1.10%(b)	11/07/03	9,680	9,680,000
Dormitory Authority of the State of New York RB (Glen Eddy Incorporated Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
1.05%(b)	11/07/03	1,530	1,530,000
Dormitory Authority of the State of New York RB (Mental Health Services Project) Series 2003D-2B DN (Credit Locale de France LOC) (A-1+)
1.05%(b)	11/07/03	600	600,000
Dormitory Authority of the State of New York RB (Mental Health Services Project) Series 2003D-2F DN (Nordbank AG Liquidity Facility) (A-1+)
1.04%(b)	11/07/03	2,000	2,000,000
Dormitory Authority of the State of New York RB (Mental Health Services Project) Series 2003D-2G DN (Bank of Nova Scotia LOC) (A-1)
1.10%(b)	11/07/03	3,000	3,000,000
Dormitory Authority of the State of New York RB (Metropolitan Museum of Art Project) Series 1993B DN (SP-1+, VMIG-1)
1.00%(b)	11/03/03	2,390	2,390,000
Dormitory Authority of the State of New York RB (Morgan Stanley Trust Receipts) Series 2001-651 DN (MBIA Insurance, Morgan Stanley Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	8,500	8,500,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Dormitory Authority of the State of New York RB (Rockefeller University Project) Series 1998A DN (A-1+, VMIG-1)
1.00%(b)	11/07/03	$2,435	$2,435,000
Dormitory Authority of the State of New York RB (Teresian Housing Corporation Project) Series 2003 DN (Lloyds Bank LOC) (A-1+)
1.05%(b)	11/07/03	1,500	1,500,000
Dormitory Authority of the State of New York RB Series 2001D DN (MBIA Insurance) (A-1+)
1.07%(b)	11/07/03	1,900	1,900,000
Erie County Asset Securitization Corporation RB Series 2003 PA-1213 DN (F1+)
1.19%(b)	11/07/03	3,620	3,620,000
Fishkill GO Series 2003 BAN
1.75%	05/21/04	2,385	2,393,527
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (Key Bank N.A. LOC)
1.14%(b)	11/07/03	3,535	3,535,000
Gates Chili Centennial School District GO Series 2003 MB
1.75%	06/15/04	300	301,383
Hauppauge Free School District GO Series 2003 TAN
1.30%	06/29/04	5,000	5,013,014
Hempstead BAN Series 2003A MB
2.00%	02/06/04	3,000	3,006,697
Hicksville Free School District GO Series 2003 TAN
1.25%	06/29/04	4,000	4,006,773
Long Island Power Authority Electrical Systems RB Series 1998 MB (MBIA Insurance) (AAA)
5.00%	04/01/04	1,000	1,016,168
Long Island Power Authority GO TECP (Morgan Guaranty Trust LOC) (A-1+, P-1)
0.95%	11/10/03	10,000	10,000,000
Mamaroneck Free School District GO Series 2003 TAN
4.09%	02/10/04	6,000	6,003,355

See accompanying notes to financial statements.

31

New York Money Fund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Metropolitan Transportation Authority RB (Piper Jaffray Trust Certificates) Series 2002F DN (Bank of New York LOC) (VMIG-1)
1.10%(b)	11/07/03	$5,682	$5,682,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2000F DN (FGIC Insurance, First Union Bank Liquidity Facility) (VMIG-1)
1.10%(b)	11/07/03	5,000	5,000,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2002A-43 DN (FGIC Insurance, Wachovia Bank Liquidity Facility) (VMIG-1)
1.10%(b)	11/07/03	2,480	2,480,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2002A-52 DN (FGIC Insurance, Wachovia Bank Liquidity Facility) (VMIG-1)
1.10%(b)	11/07/03	8,445	8,445,000
Metropolitan Transportation Authority RB (Wachovia Merlots Trust Receipts) Series 2003B-25 DN (FGIC Insurance, Wachovia Bank Liquidity Facility) (VMIG-1)
1.10%(b)	11/07/03	5,000	5,000,000
Metropolitan Transportation Authority RB Series 1993M MB (Kredietbank LOC) (AAA, Aaa)
5.10%	07/01/04	535	549,813
Monroe County IDA RB Series 2002A DN (M & T Bank Corp. LOC) (VMIG-1)
1.12%(b)	11/07/03	2,500	2,500,000
New York GO Series 2003A RAN (SP-1+, MIG-1)
2.00%	04/15/04	7,500	7,535,617
New York State Thruway Authority GO TECP (LandesBank Hessen-Thuringen SBPA)
0.85%	11/06/03	2,000	2,000,000
New York City GO Series 1994H-4 DN (AMBAC Insurance) (A-1, VMIG-1)
1.00%(b)	11/03/03	1,730	1,730,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (M & T Bank Corp. LOC)
1.00%(b)	11/07/03	1,600	1,600,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
New York City Municipal Finance Authority Water & Sewer Systems RB Series 2002B MB (AA, Aa2)
5.00%	06/15/04	$8,000	$8,199,819
New York GO (Morgan Stanley Trust Receipts) Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
1.08%(b)	11/07/03	9,644	9,643,750
New York GO Series 1994H-2 DN (MBIA Insurance) (A-1, VMIG-1)
1.15%(b)	11/07/03	1,500	1,500,000
New York GO Series 2000B MB (Dexia Credit Local de France LOC) (A-1+, MIG-1)
1.02%	08/05/04	2,000	2,000,000
New York GO Series 2003A-3 DN (BNP Paribas LOC) (A-1+)
1.02%(b)	11/07/03	5,000	5,000,000
New York GO Series 2003A-5 DN (HSBC Bank LOC) (A-1)
1.10%(b)	11/07/03	1,000	1,000,000
New York Local Government Assistance Corporation RB Series 1994B DN (Credit Suisse LOC) (A-1+, VMIG-1)
1.00%(b)	11/07/03	8,350	8,350,000
New York State Energy Research & Development Authority PCRB (New York State Electric & Gas Corporation Project) Series 1994C DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
1.15%(b)	11/03/03	13,250	13,250,000
New York State Environmental Facilities Corporation RB (Eagle Tax Exempt Trust Receipts) (Clean Water & Drinking Project) Series 2003A DN (Citibank Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	5,710	5,710,000
New York State Environmental Facilities Corporation RB (Salomon Smith Barney Trust Receipts) (Facscorp Clean Water & Drinking Project) Series 2003R-2014 ROC II DN (Citibank Liquidity Facility)
1.08%(b)	11/07/03	2,710	2,710,000

See accompanying notes to financial statements.

32

New York Money Fund Portfolio

Statement of Net Assets (Continued)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
New York State Environmental Facilities Corporation RB (Salomon Smith Barney Trust Receipts) (Facscorp Clean Water & Drinking Project) Series 2003R-4001 ROC II DN (Citibank Liquidity Facility)
1.08%(b)	11/07/03	$1,600	$1,600,000
New York State Housing Finance Agency RB (10 Liberty Street Project) Series 2003 DN (Fleet Bank LOC) (VMIG-1)
1.00%(b)	11/07/03	4,100	4,100,000
New York State Medical Care Facilities Authority RB Series 1994 DN (Federal Home Loan Bank, Merrill Lynch SBPA) (A-1+)
1.07%(b)	11/07/03	6,795	6,795,000
New York State Thruway Authority RB Series 2003-4 DN (STARs Certificates, MBIA Insurance) (VMIG-1)
1.07%(b)	11/07/03	2,140	2,140,000
New York Turnpike Authority RB Series 2003A MB
3.00%	03/15/04	8,055	8,117,422
Onondaga County IDA Civic Facility RB (Crouse Health Hospital Project) Series 2003A DN (VMIG-1)
1.12%(b)	11/07/03	3,000	3,000,000
Orange County IDA Civic Facilities RB (Horton Medical Center Project) Series 2002A DN (Fleet National Bank LOC) (A-1, VMIG-1)
1.02%(b)	11/07/03	5,000	5,000,000
Oyster Bay GO Series 2003 MB
2.00%	01/23/04	10,000	10,016,372
Port Authority of New York & New Jersey RB (ABN AMRO Munitops Trust Certificates) Series 2000-19 DN (MBIA Insurance, ABN AMRO Bank, N.V. SBPA) (VMIG-1, F1+)
1.08%(b)	11/07/03	6,670	6,670,000
Rensselaer County IDA Civic Facilities RB (The Sage Colleges Project) Series 2002A DN (M & T Bank Corp. LOC) (VMIG-1)
1.12%(b)	11/07/03	2,900	2,900,000

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M & T Bank Corp. LOC) (VMIG-1)
1.16%(b)	11/07/03	$2,715	$2,715,000
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (Key Bank N.A. LOC)
1.09%(b)	11/07/03	2,390	2,390,000
South Orangetown Central School District GO Series 2003 TAN
1.25%	06/30/04	5,000	5,011,435
Suffolk County Water Authority GO Series 2003 BAN
1.10%	11/05/03	700	700,000
Syracuse GO Series 2003B RAN (MIG-1)
1.75%	06/30/04	9,000	9,048,289
Syracuse GO Series 2003C RAN (MIG-1)
1.75%	06/30/04	5,500	5,525,966
Triborough Bridge & Tunnel Authority RB (ABN AMRO Munitops Trust Certificates) Series 2002-14 DN (AMBAC Insurance, ABN AMRO Bank, N.V. SBPA) (VMIG-1)
1.08%(b)	11/07/03	4,240	4,240,000
Triborough Bridge & Tunnel Authority RB (ABN AMRO Munitops Trust Certificates) Series 2002-31 DN (MBIA Insurance, ABN AMRO Bank, N.V. SBPA) (VMIG-1)
1.08%(b)	11/07/03	10,000	10,000,000
Triborough Bridge & Tunnel Authority RB (Bear Stearns Municipal Trust Certificates) Series 2002-210 DN (Bear Stearns Liquidity Facility) (A-1)
1.05%(b)	11/07/03	8,200	8,200,000
Triborough Bridge & Tunnel Authority RB (Eagle Tax Exempt Trust Receipts) Series 2003A DN (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
1.08%(b)	11/07/03	2,000	2,000,000
Triborough Bridge & Tunnel Authority RB (Merrill Lynch Trust Receipts) Series PA-956 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
1.10%(b)	11/07/03	5,000	5,000,000

See accompanying notes to financial statements.

33

New York Money Fund Portfolio

Statement of Net Assets (Concluded)

	Maturity	Par (000)	Value

MUNICIPAL BONDS (continued)
New York (continued)
Triborough Bridge & Tunnel Authority Special Obligation RB Series 2000C DN (FSA Insurance) (A-1+, VMIG-1)
1.10%(b)	11/07/03	$510	$510,000
West Islip Free School District GO Series 2003 TAN
1.75%	06/30/04	3,000	3,013,351

			361,489,236

Puerto Rico—2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority RB (Merrill Lynch P-Float Receipts) Series 2002 PA-1052 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
1.09%(b)	11/07/03	4,000	4,000,000
Commonwealth of Puerto Rico Infrastructure Financing Authority Special Obligation Bonds (ABN AMRO Munitops Trust Certificates) Series 2000A-17 MB (ABN AMRO Bank, N.V. SBPA) (VMIG-1)
1.06%	01/14/04	5,000	5,000,000

			9,000,000

		Value
TOTAL INVESTMENTS IN SECURITIES
(Cost $370,489,236(a))	99.6%	$370,489,236
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4%	1,338,861

NET ASSETS (Equivalent to $1.00 per share based on 347,972,891 Institutional Shares, 5,216,178 Dollar Shares and 18,651,667 Bear Stearns Shares outstanding)	100.0%	$371,828,097

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($371,828,097 ÷ 371,840,736)		$1.00

(a)	Cost for federal income tax purposes.
(b)	Variable Rate Obligations—The interest rate shown is as of October 31, 2003 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

New York Money Fund Portfolio

Maturity Information

October 31, 2003

(Unaudited)

Maturity	Par	Percentage
1-30 Days	$255,490,750	69.1%
31-60 Days	10,145,000	2.7
61-90 Days	15,000,000	4.1
91-120 Days	25,000,000	6.8
121-150 Days	8,055,000	2.2
Over 150 Days	56,220,000	15.1

Average Weighted Maturity—54 days

See accompanying notes to financial statements.

34

Key to Investment Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
DN	Demand Note (Variable Rate)
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MB	Municipal Bond
PCRB	Pollution Control Revenue Bond
PN	Promissory Notes
PLC	Public Limited Company
RB	Revenue Bond
RAN	Revenue Anticipation Note
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at October 31, 2003. The ratings have not been audited by the Independent Auditors and, therefore, are not covered by the Report of the Independent Auditors.

35

BlackRock Provident Institutional Funds

Statements of Operations

For the Year Ended October 31, 2003

	TEMPFUND PORTFOLIO	FEDFUND PORTFOLIO

Investment Income:

Interest income	$379,727,468	$39,029,062

Expenses:

Investment advisory fee	23,287,869	3,351,360

Administration fee	30,054,099	4,480,035

Custodian fee	2,490,908	384,474

Transfer agent fee	630,912	64,219

Service Organization fees—Dollar Shares	10,068,830	1,236,973

Service Organization fees—Cash Management Shares	400,996	—

Service Organization fees—Cash Reserve Shares	147,724	33,313

Service Organization fees—Bear Stearns Shares	309,644	23,866

Service Organization fees—Administration Shares	277	—

Distribution (12b-1) fees—Bear Stearns Shares	230,586	18,563

Legal fees	274,144	29,510

Audit fees	130,404	13,713

Printing	92,411	17,152

Registration fees and expenses	81,219	48,852

Trustees fees and expenses	190,955	16,324

Other	446,106	69,414

	68,837,084	9,787,768

Less fees waived	(6,294,372)	(2,473,988)

Less custody fees paid indirectly	—	—

Total expenses	62,542,712	7,313,780

Net investment income	317,184,756	31,715,282

Net realized gain (loss) from investment transactions	(11,642)	24,682

Net increase in net assets resulting from operations	$317,173,114	$31,739,964

36

See accompanying notes to financial statements.

MUNIFUND PORTFOLIO	CALIFORNIA MONEY FUND PORTFOLIO	NEW YORK MONEY FUND PORTFOLIO

$17,860,685	$5,779,831	$4,953,532

2,626,429	1,028,078	865,080

2,626,429	899,568	756,945

242,650	116,930	101,062

62,941	21,233	17,550

120,612	43,459	16,505

64,496	391	—

32,412	—	—

29,828	12,165	71,772

6,247	—	—

23,199	9,465	55,822

15,651	10,009	13,390

9,531	2,658	2,436

5,600	—	—

104,700	16,570	8,990

3,656	—	—

35,252	12,401	11,400

6,009,633	2,172,927	1,920,952

(2,572,022)	(1,082,172)	(926,491)

(142,367)	(37,679)	(40,099)

3,295,244	1,053,076	954,362

14,565,441	4,726,755	3,999,170

13,252	(45,308)	1,205

$14,578,693	$4,681,447	$4,000,375

37

BlackRock Provident Institutional Funds

Statements of Changes in Net Assets

	TEMPFUND PORTFOLIO		FEDFUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002

Increase (decrease) in net assets:

Operations:

Net investment income	$317,184,756	$590,300,591	$31,715,282	$52,923,645

Net gain (loss) on investments	(11,642)	(468,456)	24,682	12,318

Net increase in net assets resulting from operations	317,173,114	589,832,135	31,739,964	52,935,963

Distributions to shareholders from:
Net investment income:

Institutional Shares	(279,906,630)	(512,350,973)	(27,344,879)	(41,948,733)

Dollar Shares	(36,272,849)	(74,194,813)	(4,306,454)	(10,964,918)

Cash Management Shares	(458,513)	(820,267)	—	—

Cash Reserve Shares	(348,756)	(2,884,045)	(48,268)	—

Administration Shares	(2,770)	(587)	—	—

Bear Stearns Shares	(195,238)	(49,906)	(15,681)	(9,994)

Total distributions from net investment income	(317,184,756)	(590,300,591)	(31,715,282)	(52,923,645)

Short-term gains:

Institutional Shares	—	(576,623)	—	—

Dollar Shares	—	(97,932)	—	—

Cash Management Shares	—	(1,703)	—	—

Cash Reserve Shares	—	(4,685)	—	—

Administration Shares	—	—	—	—

Bear Stearns Shares	—	—	—	—

Total distributions from short-term gains	—	(680,943)	—	—

Total distributions to shareholders	(317,184,756)	(590,981,534)	(31,715,282)	(52,923,645)

Capital share transactions	(318,668,856)	(7,645,083,423)	(11,484,018)	94,724,717

Total increase (decrease) in net assets	(318,680,498)	(7,646,232,822)	(11,459,336)	94,737,035

Net assets:

Beginning of period	24,447,485,902	32,093,718,724	2,593,520,280	2,498,783,245

End of period	$24,128,805,404	$24,447,485,902	$2,582,060,944	$2,593,520,280

See accompanying notes to financial statements.

38

MUNIFUND PORTFOLIO		CALIFORNIA MONEY FUND PORTFOLIO		NEW YORK MONEY FUND PORTFOLIO
YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002

$14,565,441	$13,706,740	$4,726,755	$6,965,578	$3,999,170	$5,057,764

13,252	29,775	(45,308)	63,658	1,205	—

14,578,693	13,736,515	4,681,447	7,029,236	4,000,375	5,057,764

(14,031,321)	(12,641,850)	(4,596,334)	(6,826,635)	(3,914,008)	(4,985,458)

(358,615)	(781,782)	(123,700)	(138,180)	(45,195)	(46,498)

(51,894)	(63,933)	(197)	—	—	—

(51,034)	(107,069)	—	—	—	—

(55,948)	(107,784)	—	—	—	—

(16,629)	(4,322)	(6,524)	(763)	(39,967)	(25,808)

(14,565,441)	(13,706,740)	(4,726,755)	(6,965,578)	(3,999,170)	(5,057,764)

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

464,702,260	374,069,376	28,797,397	(83,393,850)	(11,962,932)	9,905,109

464,715,512	374,099,151	28,752,089	(83,330,192)	(11,961,727)	9,905,109

1,150,778,283	776,679,132	486,670,426	570,000,618	383,789,824	373,884,715

$1,615,493,795	$1,150,778,283	$515,422,515	$486,670,426	$371,828,097	$383,789,824

39

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

TempFund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
10/31/03	$1.00	$0.0113	($0.0113)
10/31/02	1.00	0.0186	(0.0186)
10/31/01	1.00	0.0477	(0.0477)
10/31/00	1.00	0.0611	(0.0611)
10/01/99 through 10/31/99	1.00	0.0045	(0.0045)
09/30/99	1.00	0.0495	(0.0495)
Dollar Shares
10/31/03	$1.00	$0.0088	($0.0088)
10/31/02	1.00	0.0161	(0.0161)
10/31/01	1.00	0.0452	(0.0452)
10/31/00	1.00	0.0586	(0.0586)
10/01/99 through 10/31/99	1.00	0.0043	(0.0043)
09/30/99	1.00	0.0470	(0.0470)
Cash Management Shares
10/31/03	$1.00	$0.0063	($0.0063)
10/31/02	1.00	0.0136	(0.0136)
10/31/01	1.00	0.0427	(0.0427)
10/31/00	1.00	0.0561	(0.0561)
10/01/99 through 10/31/99	1.00	0.0041	(0.0041)
06/14/99[2] through 09/30/99	1.00	0.0135	(0.0135)
Cash Reserve Shares[5]
10/31/03	$1.00	$0.0067	($0.0067)
10/31/02	1.00	0.0146	(0.0146)
10/31/01	1.00	0.0437	(0.0437)
05/30/00[2] through 10/31/00	1.00	0.0258	(0.0258)
Administration Shares
10/31/03	$1.00	$0.0103	($0.0103)
04/04/02[2] through 10/31/02	1.00	0.0095	(0.0095)
Bear Stearns Shares
10/31/03	$1.00	$0.0034	($0.0034)
05/20/02[2] through 10/31/02	1.00	0.0041	(0.0041)

See accompanying notes to financial statements.

40

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[8]		NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.14%		$20,081,053	0.18%		0.18%		0.20%		1.15%
1.00	1.88		19,871,753	0.18		0.18		0.18		1.88
1.00	4.87		26,150,330	0.18		0.18		0.20		4.62
1.00	6.28		15,862,970	0.18		0.18		0.20		6.12
1.00	5.42	[1]	13,884,164	0.18	[1]	0.18	[1]	0.20	[1]	5.31	[1]
1.00	5.06		12,045,566	0.18		0.18		0.22		4.96

$1.00	0.89%		$3,818,036	0.43%		0.43%		0.45%		0.90%
1.00	1.62		4,309,354	0.43		0.43		0.43		1.63
1.00	4.61		5,677,232	0.43		0.43		0.45		4.32
1.00	6.02		815,132	0.43		0.43		0.45		5.94
1.00	5.15	[1]	446,569	0.43	[1]	0.43	[1]	0.45	[1]	5.06	[1]
1.00	4.81		497,178	0.43		0.43		0.47		4.71

$1.00	0.63%		$147,693	0.68%		0.68%		0.70%		0.57%
1.00	1.37		65,140	0.68		0.68		0.68		1.34
1.00	4.35		58,043	0.68		0.68		0.70		3.93
1.00	5.75		30,242	0.68		0.68		0.70		5.68
1.00	4.92	[1]	14,069	0.68	[1]	0.68	[1]	0.70	[1]	4.81	[1]
1.00	4.60	[1]	13,789	0.68	[1]	0.68	[1]	0.71	[1]	4.57	[1]

$1.00	0.76%[1]		$6,622	0.58%[1]		0.58%[1]		0.60%[1]		0.94%[1]
1.00	1.47		178,398	0.58		0.58		0.58		1.47
1.00	4.46		208,114	0.58		0.58		0.60		4.42
1.00	6.24	[1]	222,325	0.58	[1]	0.58	[1]	0.60	[1]	6.16	[1]

$1.00	1.04%		$330	0.28%		0.28%		0.30%		1.00%
1.00	1.66	[1]	124	0.28	[1]	0.28	[1]	0.29	[1]	1.62	[1]

$1.00	0.34%		$75,071	0.96%		0.96%		1.02%		0.30%
1.00	0.91	[1]	22,717	1.00	[1]	1.00	[1]	1.01	[1]	0.88	[1]

41

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

FedFund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
10/31/03	$1.00	$0.0110	($0.0110)
10/31/02	1.00	0.0183	(0.0183)
10/31/01	1.00	0.0469	(0.0469)
10/31/00	1.00	0.0594	(0.0594)
10/31/99	1.00	0.0483	(0.0483)
Dollar Shares
10/31/03	$1.00	$0.0085	($0.0085)
10/31/02	1.00	0.0158	(0.0158)
10/31/01	1.00	0.0444	(0.0444)
10/31/00	1.00	0.0569	(0.0569)
10/31/99	1.00	0.0458	(0.0458)
Cash Reserve Shares
04/01/03[2] through 10/31/03	$1.00	$0.0034	($0.0034)
Bear Stearns Shares
10/31/03	$1.00	$0.0033	($0.0033)
05/20/02[2] through 10/31/02	1.00	0.0040	(0.0040)

See accompanying notes to financial statements.

42

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[8]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	1.10%	$2,163,336	0.20%	0.20%	0.28%	1.10%
1.00	1.85	1,955,108	0.20	0.20	0.26	1.82
1.00	4.79	1,684,597	0.20	0.20	0.27	4.61
1.00	6.10	1,400,232	0.20	0.20	0.29	6.01
1.00	4.94	742,744	0.20	0.20	0.28	4.81

$1.00	0.85%	$397,344	0.45%	0.45%	0.53%	0.87%
1.00	1.60	635,685	0.45	0.45	0.50	1.61
1.00	4.53	814,186	0.45	0.45	0.52	4.18
1.00	5.84	216,511	0.45	0.45	0.54	6.04
1.00	4.69	34,611	0.45	0.45	0.53	4.56

$1.00	0.59%[1]	$13,492	0.60%[1]	0.60%[1]	0.69%[1]	0.58%[1]

$1.00	0.33%	$7,889	0.95%	0.95%	1.08%	0.30%
1.00	0.89 [1]	2,728	1.00 [1]	1.00 [1]	1.08 [1]	0.87 [1]

43

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

MuniFund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
10/31/03	$1.00	$0.0096	$(0.0096)
10/31/02	1.00	0.0142	(0.0142)
10/31/01	1.00	0.0302	(0.0302)
10/31/00	1.00	0.0379	(0.0379)
12/01/98 through 10/31/99	1.00	0.0273	(0.0273)
11/30/98	1.00	0.0327	(0.0327)
Dollar Shares
10/31/03	$1.00	$0.0071	$(0.0071)
10/31/02	1.00	0.0117	(0.0117)
10/31/01	1.00	0.0277	(0.0277)
10/31/00	1.00	0.0354	(0.0354)
12/01/98 through 10/31/99	1.00	0.0250	(0.0250)
11/30/98	1.00	0.0302	(0.0302)
Cash Management Shares[4]
10/31/03	$1.00	$0.0040	$(0.0040)
10/31/02	1.00	0.0085	(0.0085)
10/31/01	1.00	0.0252	(0.0252)
10/31/00	1.00	0.0329	(0.0329)
06/14/99[2] through 10/31/99	1.00	0.0099	(0.0099)
Cash Reserve Shares[6]
11/01/02 through 08/06/03	$1.00	$0.0047	$(0.0047)
10/31/02	1.00	0.0102	(0.0102)
10/31/01	1.00	0.0262	(0.0262)
08/04/00[2] through 10/31/00	1.00	0.0090	(0.0090)
Administration Shares[7]
11/01/02 through 10/06/03	$1.00	$0.0081	$(0.0081)
04/18/02[2] through 10/31/02	1.00	0.0069	(0.0069)
Bear Stearns Shares
10/31/03	$1.00	$0.0026	$(0.0026)
05/20/02[2] through 10/31/02	1.00	0.0024	(0.0024)

See accompanying notes to financial statements.

44

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[8]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	0.96%	$1,549,951	0.20%		0.19%		0.35%		0.93%
1.00	1.43	1,037,163	0.20		0.19		0.37		1.41
1.00	3.06	688,837	0.20		0.19		0.39		3.02
1.00	3.86	605,741	0.20		0.19		0.41		3.79
1.00	3.02 [1]	483,033	0.20	[1]	0.20	[1]	0.41	[1]	2.96	[1]
1.00	3.32	467,760	0.25		0.25		0.41		3.26

$1.00	0.71%	$37,749	0.45%		0.44%		0.60%		0.74%
1.00	1.18	74,526	0.45		0.44		0.62		1.18
1.00	2.81	70,990	0.45		0.44		0.64		2.66
1.00	3.60	63,619	0.45		0.44		0.66		3.55
1.00	2.77 [1]	56,238	0.45	[1]	0.45	[1]	0.66	[1]	2.71	[1]
1.00	3.07	51,736	0.50		0.50		0.66		3.01

$1.00	0.45%[1]	$22,423	0.70%[1]		0.69%[1]		0.85%[1]		0.40%[1]
1.00	0.91[1]	11,197	0.70	[1]	0.69	[1]	0.87	[1]	0.90	[1]
1.00	2.55	4,763	0.70		0.69		0.89		2.39
1.00	3.34	3,663	0.70		0.69		0.90		3.33
1.00	2.61[1]	2,712	0.70	[1]	0.70	[1]	0.92	[1]	2.58	[1]

$1.00	0.57%[1]	$—	0.60%[1]		0.59%[1]		0.75%[1]		0.63%[1]
1.00	1.03	8,626	0.60		0.59		0.77		1.03
1.00	2.65	12,089	0.60		0.59		0.79		2.68
1.00	3.74[1]	17,151	0.60	[1]	0.59	[1]	0.79	[1]	3.69	[1]

$1.00	0.87%[1]	$—	0.30%[1]		0.29%[1]		0.45%[1]		0.90%[1]
1.00	1.28[1]	13,051	0.30	[1]	0.29	[1]	0.47	[1]	1.27	[1]

$1.00	0.26%	$5,371	0.88%		0.87%		1.15%		0.25%
1.00	0.54[1]	6,215	1.00	[1]	0.99	[1]	1.16	[1]	0.57	[1]

45

BlackRock Provident Institutional Funds

Financial Highlights

(For a Share Outstanding Throughout Each Period)

California Money Fund Portfolio	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Institutional Shares
10/31/03	$1.00	$0.0094	($0.0094)
10/31/02	1.00	0.0132	(0.0132)
10/31/01	1.00	0.0271	(0.0271)
10/31/00	1.00	0.0326	(0.0326)
02/01/99 through 10/31/99	1.00	0.0201	(0.0201)
01/31/99	1.00	0.0305	(0.0305)
Dollar Shares
10/31/03	$1.00	$0.0069	($0.0069)
10/31/02	1.00	0.0107	(0.0107)
10/31/01	1.00	0.0246	(0.0246)
10/31/00	1.00	0.0301	(0.0301)
02/01/99 through 10/31/99	1.00	0.0182	(0.0182)
01/31/99	1.00	0.0280	(0.0280)
Cash Management Shares
07/14/03[2] through 10 /31/03	$1.00	$0.0008	($0.0008)
Bear Stearns Shares
10/31/03	$1.00	$0.0025	($0.0025)
05/20/02[2] through 10/31/02	1.00	0.0022	(0.0022)

New York Money Fund Portfolio
Institutional Shares
10/31/03	$1.00	$0.0096	($0.0096)
10/31/02	1.00	0.0131	(0.0131)
10/31/01	1.00	0.0285	(0.0285)
10/31/00	1.00	0.0364	(0.0364)
08/01/99 through 10/31/99	1.00	0.0076	(0.0076)
07/31/99	1.00	0.0289	(0.0289)
Dollar Shares[3]
10/31/03	$1.00	$0.0071	($0.0071)
10/31/02	1.00	0.0106	(0.0106)
10/31/01	1.00	0.0260	(0.0260)
10/31/00	1.00	0.0205	(0.0205)
08/01/99 through 10/31/99	1.00	—	—
07/31/99	1.00	—	—

Bear Stearns Shares
10/31/03	$1.00	$0.0025	($0.0025)
05/20/02[2] through 10/31/02	1.00	0.0021	(0.0021)

[1]	Annualized.
[2]	Commencement of Operations.
[3]	There were no Dollar Shares outstanding during the period July 21, 1998 to April 10, 2000.
[4]	There were no Cash Management Shares outstanding during the periods December 18, 2001 to January 10, 2002 and December 06, 2002 to January 09, 2003.
[5]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003.
[6]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to October 31, 2003.
[7]	There were no Administration Shares outstanding during the period October 7, 2003 to October 31, 2003.
[8]	Past performance is no guarantee of future results.

See accompanying notes to financial statements.

46

NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[8]	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS

$1.00	0.94%	$496,630	0.20%	0.19%	0.40%	0.93%
1.00	1.33	456,081	0.20	0.19	0.42	1.32
1.00	2.74	542,541	0.20	0.19	0.44	2.72
1.00	3.31	575,735	0.20	0.20	0.44	3.25
1.00	2.73 [1]	543,476	0.20 [1]	0.20 [1]	0.45 [1]	2.68 [1]
1.00	3.09	549,170	0.20	0.20	0.45	3.02

$1.00	0.69%	$15,463	0.45%	0.44%	0.65%	0.71%
1.00	1.07	29,922	0.45	0.45	0.67	1.12
1.00	2.49	27,460	0.45	0.44	0.69	2.45
1.00	3.05	10,212	0.45	0.45	0.69	2.98
1.00	2.48 [1]	8,288	0.45 [1]	0.45 [1]	0.70 [1]	2.43 [1]
1.00	2.84	139,601	0.45	0.45	0.70	2.77

$1.00	0.25%[1]	$227	0.69%[1]	0.68%[1]	0.91%[1]	0.25%[1]

$1.00	0.25%	$3,103	0.88%	0.87%	1.20%	0.24%
1.00	0.48 [1]	668	1.00 [1]	0.99 [1]	1.20 [1]	0.51 [1]

$1.00	0.96%	$347,960	0.20%	0.19%	0.40%	0.95%
1.00	1.32	362,077	0.20	0.19	0.41	1.31
1.00	2.89	369,989	0.20	0.19	0.44	2.82
1.00	3.71	302,194	0.20	0.19	0.46	3.61
1.00	3.06 [1]	323,247	0.20 [1]	0.20 [1]	0.50 [1]	3.02 [1]
1.00	2.93	295,728	0.20	0.20	0.48	2.87

$1.00	0.71%	$5,216	0.45%	0.44%	0.65%	0.68%
1.00	1.07	4,716	0.45	0.44	0.66	1.06
1.00	2.63	3,896	0.45	0.44	0.69	2.52
1.00	3.73 [1]	1,647	0.45 [1]	0.44 [1]	0.70 [1]	3.66 [1]
1.00	—	—	—	—	—	—
1.00	—	—	—	—	—	—

$1.00	0.25%	$18,652	0.91%	0.90%	1.20%	0.25%
1.00	0.46 [1]	16,997	1.00 [1]	0.99 [1]	1.19 [1]	0.46 [1]

47

Notes to Financial Statements

BlackRock Provident Institutional Funds (“BPIF” or the “Company”) (formerly Provident Institutional Funds) was organized as a Delaware business trust on October 21, 1998. BPIF is the successor to five investment companies: (1) Temporary Investment Fund, Inc. (“Temp”), (2) Trust for Federal Securities (“Fed”), (3) Municipal Fund for Temporary Investment (“Muni”), (4) Municipal Fund for California Investors, Inc. (“Cal Muni”) and (5) Municipal Fund for New York Investors, Inc. (“NY Muni”) (together the “Predecessor Companies”). The accompanying financial statements and notes are those of the portfolios of Temp, Fed, Muni, Cal Muni and NY Muni, as follows: Temp—TempFund; Fed—FedFund; Muni—MuniFund; Cal Muni—California Money Fund and NY Muni—New York Money Fund. On February 10, 1999, the Predecessor Companies were each reorganized into a separate series of BPIF. BPIF is a no-load, open-end management investment company.

California Money Fund and New York Money Fund each offers eight classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offers seven classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, and Plus Shares. FedFund offers seven classes of shares: Administration Shares, Bear Stearns Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. Pursuant to a Shareholder Service Plan, and as specified in a servicing agreement, financial institutions (“Service Organizations”) provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company’s payment of a fee to the Servicing Organization at an annual rate not to exceed: .10% for Administration Shares, .25% for Dollar Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares, Bear Stearns Shares and Cash Plus Shares, of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to a Distribution Plan, and as specified in a related agreement, institutions that are broker/dealers (“Broker/Dealers”) provide certain sales and support services to their clients who beneficially own Plus Shares, Bear Stearns Shares and Cash Plus Shares, in consideration for the Company’s payment of a fee to the Broker/Dealer at an annual rate not to exceed .25% (not to exceed .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value with respect to Plus Shares and .35% of the average daily net asset value with respect to Bear Stearns Shares and Cash Plus Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve, Cash Management, Bear Stearns Shares and Cash Plus Shares shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with BPIF. As of October 31, 2003, no Plus Shares or Cash Plus Shares were outstanding.

Certain California municipal obligations in the California Money Fund may be obligations of issuers that rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

Certain New York municipal obligations in the New York Money Fund may be obligations of issuers that rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

(A)    Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that

48

Notes to Financial Statements (Continued)

could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Security Valuation—Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

Repurchase Agreements—The Company may purchase, for TempFund and FedFund money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

Dividends to Shareholders—Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Security Transactions and Investment Income—Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

Other—Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(B)    Transactions with Affiliates and Related Parties

Under agreements between the Company and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC manages the Company’s portfolios and serves as Co-Administrator. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”). PFPC Trust Co., an indirect subsidiary of PNC, is the Company’s custodian and PFPC Inc. (“PFPC”), an indirect subsidiary of PNC, is the Company’s transfer agent and Co-Administrator.

BlackRock Distributors, Inc., (“BDI”), an indirect subsidiary of PNC, serves as the Company’s distributor.

The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together, the “Co-Administrators”). Prior to the reorganization as discussed in the first paragraph of the Notes to Financial Statements, Provident Distributors, Inc. was co-administrator with PFPC.

49

Notes to Financial Statements (Continued)

In return for BIMC’s advisory services, the Company pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of TempFund as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to MuniFund the fee payable, based on each portfolio’s average daily net assets; and with respect to FedFund and T-Fund, Federal Trust Fund and Treasury Trust Fund, other portfolios offered by the Company, the fee payable based on those portfolios’ combined average assets, is as follows: .175% of the first $1 billion, .15% of the next $1 billion, ..125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

For the year ended October 31, 2003, advisory fees and waivers for each portfolio were as follows:

	GROSS ADVISORY FEE	WAIVER	NET ADVISORY FEE
TempFund	$23,287,869	$3,133,904	$20,153,965
FedFund	3,351,360	1,235,770	2,115,590
MuniFund	2,626,429	1,281,834	1,344,595
California Money Fund	1,028,078	539,451	488,627
New York Money Fund	865,080	455,887	409,193

In return for their administrative services, the Company pays the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each portfolio as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion and .10% of amounts in excess of $3 billion.

For the year ended October 31, 2003, administration fees and waivers for each portfolio were as follows:

	GROSS ADMINISTRATION FEE	WAIVER	NET ADMINISTRATION FEE
TempFund	$30,054,099	$3,133,904	$26,920,195
FedFund	4,480,035	1,235,770	3,244,265
MuniFund	2,626,429	1,281,834	1,344,595
California Money Fund	899,568	539,451	360,117
New York Money Fund	756,945	455,887	301,058

The Co-Administrators and BIMC have contractually agreed to reduce their fees to the extent necessary to ensure that the operating expenses (excluding class specific fees paid to Service Organizations and Broker/Dealers) of TempFund do not exceed .18% of its respective average net assets; and with respect to the other four portfolios, do not exceed .20% of their respective average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

In addition to the contractual advisory and administration fee waivers, BIMC has voluntarily waived the following class specific service fees: $26,564 with respect to TempFund, $2,448 with respect to FedFund, $8,354 with respect to MuniFund, $3,270 with respect to California Money Fund and $14,717 with respect to New York Money Fund.

50

Notes to Financial Statements (Continued)

In return for PFPC’s transfer agent services, the Company pays out-of-pocket fees to PFPC. For the year ended October 31, 2003, the portfolios paid the following amounts to PFPC for transfer agent services: $491,714 with respect to TempFund, $57,548 with respect to FedFund, $64,137 with respect to MuniFund, $28,105 with respect to California Money Fund and $22,542 with respect to New York Money Fund.

In return for custody services provided by PFPC Trust Co., the Company pays PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each portfolio as follows: .025% of the first $250 million, ..02% of the next $250 million, .015% of the next $500 million, .009% of the next $2 billion and .008% of the average gross assets in excess of $3 billion. The Company may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

Pursuant to the Company’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”). For the year ended October 31, 2003, custody credits earned were as follows: $142,367 with respect to MuniFund, $37,679 with respect to California Money Fund and $40,099 with respect to New York Money Fund.

Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Distribution Plan and the Bear Stearns Distribution Plan, the Company may pay BlackRock Distributors, Inc. a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Company may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Company’s portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve and Bear Stearns shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

For the year ended October 31, 2003, certain portfolios paid shareholder servicing fees to affiliates of BIMC in the amounts as follows: $7,950,209 with respect to TempFund, $1,094,271 with respect to FedFund, $6,621 with respect to MuniFund, and $16,506 with respect to New York Money Fund.

As of fiscal year ended October 31, 2003, affiliated payables were as follows:

	PFPC AND PFPC Trust CO. (1)	BIMC (2)	OTHER BIMC AFFILIATES (3)
TempFund Portfolio	$783,380	$1,632,837	$612,462
FedFund Portfolio	89,664	191,694	83,763
MuniFund Portfolio	55,440	83,300	2,030
California Money Fund Portfolio	22,598	19,877	1,008
New York Money Fund Portfolio	16,887	14,293	6,266

(1)	– Payables to PFPC as of October 31, 2003 are for accounting, administration and transfer agent services provided to the Company. Payables to PFPC Trust Co. as of October 31, 2003 are for custody services provided to the Company.
(2)	– Payables to BIMC as of October 31, 2003 are for advisory and administration services provided to the Company.
(3)	– Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Company’s Shareholder Services Plans and Distribution Plans, respectively.

51

Notes to Financial Statements (Continued)

(C)    Capital Shares

The Company’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

Transactions in capital shares for each period were as follows:

	TEMPFUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$276,207,756,814	$320,329,757,727
Dollar Shares	38,364,599,269	39,234,740,356
Cash Management Shares	437,731,482	248,094,854
Cash Reserve Shares	20,669,998	24,422,274
Administration Shares	291,414	154,263
Bear Stearns Shares	434,090,231	48,354,071
Shares issued in reinvestment of dividends:
Institutional Shares	101,669,074	225,390,564
Dollar Shares	3,547,849	6,172,161
Cash Management Shares	68,325	275,905
Cash Reserve Shares	535,699	3,115,566
Administration Shares	2,668	439
Bear Stearns Shares	190,138	44,475
Shares redeemed:
Institutional Shares	(276,100,101,223)	(326,832,864,751)
Dollar Shares	(38,859,473,439)	(40,608,515,754)
Cash Management Shares	(355,247,097)	(241,272,061)
Cash Reserve Shares	(192,984,729)	(57,241,521)
Administration Shares	(88,882)	(30,230)
Bear Stearns Shares	(381,926,447)	(25,681,761)

Net decrease	$(318,668,856)	$(7,645,083,423)

52

Notes to Financial Statements (Continued)

	FEDFUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$18,617,146,278	$18,339,130,376
Dollar Shares	9,347,454,997	10,103,298,229
Cash Reserve Shares	14,767,894	—
Bear Stearns Shares	39,623,477	8,279,194
Shares issued in reinvestment of dividends:
Institutional Shares	6,438,915	10,933,307
Dollar Shares	35,588	126,269
Cash Reserve Shares	—	—
Bear Stearns Shares	15,891	9,331
Shares redeemed:
Institutional Shares	(18,415,375,127)	(18,079,562,829)
Dollar Shares	(9,585,838,350)	(10,281,928,162)
Cash Reserve Shares	(1,276,147)	—
Bear Stearns Shares	(34,477,434)	(5,560,998)

Net increase (decrease)	$(11,484,018)	$94,724,717

	MUNIFUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$10,025,819,513	$5,677,842,960
Dollar Shares	261,916,785	315,683,136
Cash Management Shares	53,262,996	36,581,859
Cash Reserve Shares	13,091,131	1,830,434
Administration Shares	11,666,230	31,749,257
Bear Stearns Shares	39,238,063	14,167,527
Shares issued in reinvestment of dividends:
Institutional Shares	3,878,153	2,026,277
Dollar Shares	368,498	471,373
Cash Management Shares	4,933	—
Cash Reserve Shares	59,043	116,882
Administration Shares	—	—
Bear Stearns Shares	17,150	3,426
Shares redeemed:
Institutional Shares	(9,516,924,355)	(5,331,566,467)
Dollar Shares	(299,060,547)	(312,627,339)
Cash Management Shares	(42,041,975)	(30,147,858)
Cash Reserve Shares	(21,776,607)	(5,408,236)
Administration Shares	(24,717,378)	(18,698,109)
Bear Stearns Shares	(40,099,373)	(7,955,746)

Net increase	$464,702,260	$374,069,376

53

Notes to Financial Statements (Continued)

	CALIFORNIA MONEY FUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$2,047,564,056	$1,988,548,366
Dollar Shares	21,619,460	50,549,316
Cash Management Shares	339,420	—
Bear Stearns Shares	20,618,338	1,796,081
Shares issued in reinvestment of dividends:
Institutional Shares	133,257	200,341
Dollar Shares	28,476	10,605
Cash Management Shares	134	—
Bear Stearns Shares	6,486	608
Shares redeemed:
Institutional Shares	(2,007,105,741)	(2,075,270,946)
Dollar Shares	(36,104,560)	(48,099,082)
Cash Management Shares	(112,876)	—
Bear Stearns Shares	(18,189,053)	(1,129,139)

Net increase (decrease)	$28,797,397	$(83,393,850)

	NEW YORK MONEY FUND PORTFOLIO
	YEAR ENDED OCTOBER 31, 2003	YEAR ENDED OCTOBER 31, 2002
Shares sold:
Institutional Shares	$1,883,228,442	$1,728,948,642
Dollar Shares	20,890,725	11,490,672
Bear Stearns Shares	114,656,512	59,254,425
Shares issued in reinvestment of dividends:
Institutional Shares	59,217	113,234
Dollar Shares	47,573	46,071
Bear Stearns Shares	42,524	22,182
Shares redeemed:
Institutional Shares	(1,897,405,364)	(1,736,974,356)
Dollar Shares	(20,438,302)	(10,716,044)
Bear Stearns Shares	(113,044,259)	(42,279,717)

Net increase (decrease)	$(11,962,932)	$9,905,109

On October 31, 2003, one shareholder held approximately 11% of the outstanding shares of TempFund, two shareholders held approximately 46% of FedFund, and one shareholder held approximately 18% of California Money Fund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

54

Notes to Financial Statements (Continued)

(D)    At October 31, 2003, net assets consisted of:

	TEMPFUND PORTFOLIO	FEDFUND PORTFOLIO
Paid-in capital	$24,129,285,502	$2,582,062,225
Accumulated net realized gain on security transactions	(480,098)	(1,281)

Net Assets	$24,128,805,404	$2,582,060,944

	MUNIFUND PORTFOLIO
Paid-in capital	$1,615,511,572
Undistributed net investment income	2,304
Accumulated net realized loss on security transactions	(20,081)

Net Assets	$1,615,493,795

	CALIFORNIA MONEY FUND PORTFOLIO	NEW YORK MONEY FUND PORTFOLIO
Paid-in capital	$515,544,349	$371,828,282
Accumulated net realized loss on security transactions	(121,834)	(185)

Net Assets	$515,422,515	$371,828,097

(E)    Federal Tax Information

No provision is made for Federal taxes as it is the Company’s intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2003.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

55

Notes to Financial Statements (Continued)

The tax character of distributions paid during the last two fiscal years were as follows:

	TAX-FREE INCOME	ORDINARY INCOME
TempFund Portfolio
10/31/03	$—	$317,184,756
10/31/02	—	590,981,534
FedFund Portfolio
10/31/03	—	31,715,282
10/31/02	—	52,923,645
MuniFund Portfolio
10/31/03	14,565,441	—
10/31/02	13,706,740	—
California Money Fund Portfolio
10/31/03	4,726,755	—
10/31/02	6,965,578	—
New York Money Fund Portfolio
10/31/03	3,999,170	—
10/31/02	5,057,764	—

As of October 31, 2003, the components of distributable earnings/(accumulated losses) were as follows:

	UNDISTRIBUTED TAX-FREE INCOME	UNDISTRIBUTED ORDINARY INCOME	CAPITAL LOSS CARRYFORWARDS
TempFund Portfolio	$—	$19,542,716	$(459,902)
FedFund Portfolio	—	1,868,589	(1,281)
MuniFund Portfolio	1,104,044	—	—
California Money Fund Portfolio	357,052	—	(121,834)
New York Money Fund Portfolio	276,522	—	(185)

At October 31, 2003, the portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	EXPIRING OCTOBER 31
	2004	2005	2006	2007	2008	2009	2010	2011	TOTAL
TempFund Portfolio	$—	$—	$—	$—	$—	$—	$459,902	$—	$459,902
FedFund Portfolio	—	1,281	—	—	—	—	—	—	1,281
California Money Fund Portfolio	—	10,699	—	—	—	65,827	—	45,308	121,834
New York Money Fund Portfolio	—	—	185	—	—	—	—	—	185

(F)    Contingencies

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company and, therefore, cannot be estimated.

56

Report of Independent Auditors

To the Board of Trustees

and	Shareholders of
BlackRock	Provident Institutional Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (portfolios of BlackRock Provident Institutional Funds, hereafter referred to as “BPIF”) at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for the four years in the period then ended and the eleven months in the period ended October 31,1999 for MuniFund and for each of the periods presented for TempFund, FedFund, California Money Fund and New York Money Fund, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of BPIF’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended November 30, 1998 of MuniFund were audited by other independent accountants whose report dated January 8, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

December 15, 2003

57

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

ADDITIONAL INFORMATION

PricewaterhouseCoopers LLP (“PwC”), the independent auditors to BlackRock Provident Institutional Funds (the “Registrant”), has been hired as an internal audit supporting service provider by The PNC Financial Services Group, Inc. (“PNC”), an affiliate of the Registrant’s investment adviser and certain other of its service providers. In order to provide certain contemplated services to PNC and its affiliates in the future, which would cause PwC to no longer be independent with respect to the Registrant, PwC informed the Registrant on November 19, 2003 that it would decline to stand for re-election as independent auditors to the Registrant after the completion of the Registrant’s fiscal 2003 audit.

PwC’s reports on the Registrant’s financial statements for the fiscal years ended October 31, 2003 and October 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Registrant’s fiscal years ended October 31, 2003 and October 31, 2002, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant’s financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 19, 2003, the Registrant by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP as the independent auditors to audit the Registrant’s financial statements for the fiscal year ending October 31, 2004. During the Registrant’s fiscal years ended October 31, 2003 and October 31, 2002, neither the Registrant, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrant’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

58

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the trust is set forth below. The Trust’s statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE[3]	OTHER DIRECTORSHIPS HELD BY TRUSTEE

INTERESTED TRUSTEE

Ralph L. Schlosstein[4] Age: 52	Trustee, Chairman and President	2 years	President and Director, BlackRock, Inc.; Trustee: Visiting Board of Overseers of John F. Kennedy School of Government of Harvard University; Financial Institutions Center of The Wharton School of the University of Pennsylvania; Trinity School; New Visions for Public Education.	59	Director, BlackRock Family of Closed-End Funds (49 portfolios) and of Anthracite Capital, Inc.[5]

DISINTERESTED TRUSTEES

G. Nicholas Beckwith, III Age: 58	Trustee	4 years	President and Chief Executive Officer, Beckwith Machinery Company; Chairman of the Board of Directors, University of Pittsburgh Medical Center Health System; Board of Visitors, University of Pittsburgh School of Medicine; Board of Directors: Shadyside Hospital Foundation; Beckwith Institute for Innovation in Patient Care; UPMC Rehabilitation Hospital; Brown University’s Corporation Committee on Biomedical Affairs; Trustee: Shady Side Academy; Claude Worthington Benedum Foundation; Chatham College; University of Pittsburgh.	10

Jerrold B. Harris Age: 61	Trustee	4 years	Until September 1, 1999, President and Chief Executive Officer, VWR Scientific Products Corp.; Trustee, Ursinus College.	10

Rodney D. Johnson Age: 62	Trustee	4 years	President, Fairmont Capital Advisors, Inc.	10

Joseph P. Platt, Jr. Age: 56	Trustee	4 years	Partner, Amarna Partners (private investment company); Chairman of the Board, Restaurant Insurance Holding; Director, Jones & Brown (Canadian insurance broker); formerly, a Director and Executive Vice President of Johnson & Higgins.	10

Robert C. Robb, Jr. Age: 58	Trustee	4 years	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm); Trustee, EQK Realty Investors; Director, Tamaqua Cable Products Company; Director, Brynwood Partners; former Director, PNC Bank.	10

59

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

FUND MANAGEMENT (CONCLUDED)

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE[3]	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Kenneth L. Urish Age: 53	Trustee	4 years	Managing Partner, Urish Popeck & Co. LLC (certified public accountants and consultants); External Advisory Board, The Pennsylvania State University Accounting Department; Trustee, The Holy Family Foundation; Director, Western Pennsylvania Montessori School; AlphaSource Procurement Systems, L.P.	10

Frederick W. Winter Age: 59	Trustee	4 years	Dean, Joseph M. Katz School of Business—University of Pittsburgh; formerly, Dean, School of Management—State University of New York at Buffalo (1994-1997); former Director, Rand Capital (1996-1997); former Director, Bell Sports (1991-1998).	10	Director, Alkon Corporation (1992-present).

OFFICERS WHO ARE NOT TRUSTEES

Anne Ackerley BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 41	Anti-Money Laundering Compliance Officer	6 months

Managing Director, BlackRock Advisors, Inc. (since May 2000); First Vice President and Operating Officer, Mergers and Acquisitions Group (1997-2000), First Vice President and Operating Officer, Public Finance Group (1995-1997), and First Vice President, Emerging Markets Fixed Income Research (1994-1995), Merrill Lynch & Co.

Paul Audet BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 50	Treasurer	2 years	Managing Director and Chief Financial Officer, BlackRock, Inc. (since 1998); Treasurer, BlackRock Funds (since 2002); Senior Vice President, PNC Bank Corp. (1991-1998).

Ellen L. Corson PFPC Inc. 103 Bellevue Parkway Wilmington, DE 19809 Age: 39	Assistant Treasurer	2 years

Senior Director and Vice President of Fund Accounting and Administration, PFPC Inc. (since 2003); Vice President and Director of Mutual Fund Accounting and Administration, PFPC Inc. (since November 1997); Assistant Vice President, PFPC Inc. (March 1997 to November 1997); Senior Accounting Officer, PFPC Inc. (March 1993 to March 1997).

W. Bruce McConnel Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996 Age: 60	Secretary	4 years	Partner of the law firm of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania.

1.	Each Trustee may be contacted by writing to the Trust, c/o BlackRock Institutional Management Corporation, Attn: Brian Kindelan, 100 Bellevue Parkway, Wilmington, DE 19809.
2.	Each Trustee shall hold office until his respective successor has been duly elected and qualified. Each officer serves a one-year term.
3.	The Fund Complex consists of all registered investment companies for which BlackRock Institutional Management Corporation, or its affiliates, serves as investment adviser.
4.	Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and owns securities of BlackRock, Inc., which is BIMC’s parent.
5.	Effective 12/11/03.

60

Investment Adviser

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Co-Administrator

BlackRock Institutional Management Corporation

Wilmington, Delaware 19809

Co-Administrator and Transfer Agent

PFPC Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, Pennsylvania 19406

Custodian

PFPC Trust Co.

Philadelphia, Pennsylvania 19153

Counsel

Drinker Biddle & Reath LLP

Philadelphia, Pennsylvania 19103

Independent Accountants

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania 19103

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Item 2.	Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	The registrant has not amended its Code of Ethics during the period covered by this report presented.

(c)	The registrant has not granted any waivers, including an implicit waiver, from any provision of its Code of Ethics during the period covered by this report.

(d)	The registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

(a)	The registrant’s Board of Trustees has determined that it has one audit committee financial expert (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kenneth L. Urish is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4.	Principal Accountant Fees and Services.

Not applicable to annual reports for the fiscal year ended October 31, 2003.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	[Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable for fiscal reporting period ended October 31, 2003.

Item 10.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a—3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the 1940 Act) that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a)(1)	The registrant’s Code of Ethics for Chief Executive and Senior Financial Officers is filed herewith.

(a)(2)	Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Provident Institutional Funds

By (Signature and Title) *	/s/ RALPH SCHLOSSTEIN

Ralph Schlosstein, President
(principal executive officer)

Date:	January 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ RALPH SCHLOSSTEIN

Ralph Schlosstein, President
(principal executive officer)

Date:	January 6, 2004

By (Signature and Title) *	/s/ PAUL AUDET

Paul Audet, Treasurer
(principal financial officer)

Date:	January 6, 2004

*	Print the name and title of each signing officer under his or her signature.